Vanguard Balanced Index Fund

Schedule of Investments (unaudited)
As of March 31, 2019

			Market
			Value
		Shares	($000)
Common Stocks (59.8%)1
Basic Materials (1.4%)
	DowDuPont Inc.	1,894,543	100,998
	Linde plc	456,675	80,343
	Ecolab Inc.	212,425	37,502
	Air Products & Chemicals Inc.	181,778	34,712
	PPG Industries Inc.	199,006	22,462
	LyondellBasell Industries NV Class A	249,773	21,001
	Newmont Mining Corp.	450,395	16,111
	International Paper Co.	339,048	15,688
	Nucor Corp.	262,829	15,336
	Freeport-McMoRan Inc.	1,151,397	14,842
*	International Flavors & Fragrances Inc.	89,031	11,466
	Celanese Corp. Class A	107,243	10,575
	FMC Corp.	110,961	8,524
	Eastman Chemical Co.	107,420	8,151
	Mosaic Co.	295,260	8,064
	Avery Dennison Corp.	70,407	7,956
	CF Industries Holdings Inc.	192,295	7,861
	Albemarle Corp.	87,598	7,181
	Steel Dynamics Inc.	190,898	6,733
	RPM International Inc.	114,794	6,663
	Chemours Co.	142,609	5,299
	Royal Gold Inc.	56,538	5,141
	Reliance Steel & Aluminum Co.	56,345	5,086
*	Axalta Coating Systems Ltd.	197,346	4,975
	Versum Materials Inc.	95,169	4,788
	WR Grace & Co.	59,648	4,655
	Ashland Global Holdings Inc.	54,305	4,243
	Huntsman Corp.	173,065	3,892
*	Ingevity Corp.	36,739	3,880
*	Alcoa Corp.	123,287	3,472
	NewMarket Corp.	7,518	3,259
	Olin Corp.	136,846	3,167
	Scotts Miracle-Gro Co.	35,207	2,767
	Sensient Technologies Corp.	40,208	2,726
*	Univar Inc.	119,568	2,650
	United States Steel Corp.	134,243	2,616
	Balchem Corp.	27,823	2,582
	Domtar Corp.	50,065	2,486
	Cleveland-Cliffs Inc.	235,912	2,357
	PolyOne Corp.	76,308	2,237
	Quaker Chemical Corp.	11,123	2,228
*	Element Solutions Inc.	215,091	2,172
	Cabot Corp.	50,471	2,101
	Peabody Energy Corp.	73,994	2,096
	Westlake Chemical Corp.	30,753	2,087
	HB Fuller Co.	42,553	2,070
	Compass Minerals International Inc.	34,991	1,902
*	GCP Applied Technologies Inc.	62,156	1,840
	Carpenter Technology Corp.	37,439	1,717

	Innospec Inc.	20,446	1,704
	Minerals Technologies Inc.	27,603	1,623
	Stepan Co.	18,011	1,576
	Commercial Metals Co.	90,943	1,553
	Arch Coal Inc. Class A	15,192	1,387
	Kaiser Aluminum Corp.	12,918	1,353
	Worthington Industries Inc.	34,367	1,283
*	Ferro Corp.	65,826	1,246
	Warrior Met Coal Inc.	39,389	1,197
	US Silica Holdings Inc.	64,984	1,128
	Schweitzer-Mauduit International Inc.	24,177	936
	Hecla Mining Co.	404,502	930
*	Kraton Corp.	28,322	911
*	Contura Energy Inc.	14,878	862
	Materion Corp.	14,797	844
	Neenah Inc.	12,851	827
*	Codexis Inc.	39,817	817
	Tronox Holdings plc Class A	54,314	714
*	CSW Industrials Inc.	12,448	713
*	AdvanSix Inc.	23,829	681
*	AK Steel Holding Corp.	247,513	681
*	CONSOL Energy Inc.	19,736	675
*	Coeur Mining Inc.	162,609	663
	Rayonier Advanced Materials Inc.	45,426	616
*	Verso Corp.	26,268	563
	Schnitzer Steel Industries Inc.	22,401	538
	PH Glatfelter Co.	37,300	527
	Innophos Holdings Inc.	17,394	524
	Chase Corp.	5,403	500
*	SunCoke Energy Inc.	54,018	459
*	Koppers Holdings Inc.	17,410	452
	American Vanguard Corp.	24,535	422
*	PQ Group Holdings Inc.	27,531	418
	Tredegar Corp.	25,120	405
*	Veritiv Corp.	15,038	396
*	Century Aluminum Co.	43,070	382
	Kronos Worldwide Inc.	25,377	356
	Resolute Forest Products Inc.	44,404	351
	FutureFuel Corp.	24,751	332
	Haynes International Inc.	9,895	325
	Hawkins Inc.	8,749	322
*,^	Energy Fuels Inc.	89,046	297
*	Clearwater Paper Corp.	14,637	285
*	Intrepid Potash Inc.	74,282	282
*	TimkenSteel Corp.	23,505	255
*	OMNOVA Solutions Inc.	33,580	236
*,^	Uranium Energy Corp.	124,343	174
	Olympic Steel Inc.	10,949	174
	Gold Resource Corp.	42,335	166
*	Universal Stainless & Alloy Products Inc.	7,642	127
*,^	ChromaDex Corp.	28,203	118
	Synalloy Corp.	7,617	116
*	Ryerson Holding Corp.	12,967	111
*	LSB Industries Inc.	16,674	104
*	Ur-Energy Inc.	114,960	95
	Northern Technologies International Corp.	2,882	77
	United-Guardian Inc.	2,067	40

*	NL Industries Inc.	9,161	36
*	Ramaco Resources Inc.	5,253	30
	Hallador Energy Co.	4,036	21
	Friedman Industries Inc.	2,625	20
*	Westwater Resources Inc.	87,415	12
*	Marrone Bio Innovations Inc.	7,464	11
*	Pershing Gold Corp.	9,713	11
*	Solitario Zinc Corp.	21,690	9
*	US Antimony Corp.	19,099	9
*	General Moly Inc.	34,508	7
*,^	US Gold Corp.	7,089	6
*	Ampco-Pittsburgh Corp.	1,874	6
*,^	Golden Minerals Co.	21,596	6
*	Centrus Energy Corp. Class A	1,183	3
*	Paramount Gold Nevada Corp.	1,148	1
*	Dynasil Corp. of America	78	—
*,§	American International Group Inc. Warrants Exp. 01/19/2021	14,331	—
			567,697
Consumer Goods (4.7%)
	Procter & Gamble Co.	2,088,414	217,300
	Coca-Cola Co.	3,189,296	149,450
	PepsiCo Inc.	1,185,629	145,299
	Philip Morris International Inc.	1,309,957	115,787
	Altria Group Inc.	1,578,387	90,647
	NIKE Inc. Class B	1,058,316	89,121
	Mondelez International Inc. Class A	1,214,185	60,612
	Colgate-Palmolive Co.	730,685	50,081
	General Motors Co.	1,065,980	39,548
	Kimberly-Clark Corp.	295,016	36,553
	Estee Lauder Cos. Inc. Class A	183,784	30,425
*,^	Tesla Inc.	108,133	30,262
	Activision Blizzard Inc.	638,893	29,089
	Ford Motor Co.	3,299,886	28,973
*	Electronic Arts Inc.	251,738	25,584
	General Mills Inc.	492,896	25,507
	VF Corp.	267,629	23,260
	Constellation Brands Inc. Class A	127,296	22,319
	Archer-Daniels-Midland Co.	469,053	20,230
*	Monster Beverage Corp.	355,267	19,390
	Tyson Foods Inc. Class A	252,872	17,557
	Clorox Co.	108,048	17,337
	Kraft Heinz Co.	525,566	17,160
	McCormick & Co. Inc.	99,780	15,030
	Church & Dwight Co. Inc.	207,276	14,764
	Aptiv plc	184,353	14,654
*	Lululemon Athletica Inc.	88,362	14,480
	Hershey Co.	118,770	13,638
	Brown-Forman Corp. Class B	249,626	13,175
	Genuine Parts Co.	116,339	13,033
	DR Horton Inc.	310,258	12,839
	Kellogg Co.	220,685	12,663
	Lennar Corp. Class A	238,036	11,685
	JM Smucker Co.	92,134	10,734
	Hormel Foods Corp.	233,334	10,444
	Lamb Weston Holdings Inc.	127,333	9,542
	Garmin Ltd.	110,193	9,515
*	Take-Two Interactive Software Inc.	96,956	9,150

	Molson Coors Brewing Co. Class B	149,724	8,931
*	Elanco Animal Health Inc.	276,209	8,858
*	NVR Inc.	2,970	8,218
	Hasbro Inc.	96,310	8,188
	Tapestry Inc.	247,337	8,036
	PVH Corp.	63,238	7,712
	Whirlpool Corp.	55,964	7,437
	Lear Corp.	53,589	7,273
*	LKQ Corp.	254,287	7,217
	Conagra Brands Inc.	259,084	7,187
	BorgWarner Inc.	185,285	7,117
*	Wayfair Inc.	47,175	7,003
	Campbell Soup Co.	173,642	6,621
*	US Foods Holding Corp.	188,374	6,576
*	Middleby Corp.	47,529	6,180
	Bunge Ltd.	115,774	6,144
*	Mohawk Industries Inc.	48,351	6,100
	PulteGroup Inc.	215,880	6,036
	Fortune Brands Home & Security Inc.	124,890	5,946
*	Post Holdings Inc.	53,054	5,804
	Ingredion Inc.	61,140	5,789
	Ralph Lauren Corp. Class A	43,634	5,658
*	WABCO Holdings Inc.	42,300	5,576
	Pool Corp.	32,687	5,392
	Hanesbrands Inc.	295,936	5,291
*	Capri Holdings Ltd.	111,045	5,080
	Keurig Dr Pepper Inc.	180,694	5,054
	Harley-Davidson Inc.	140,830	5,022
	Leggett & Platt Inc.	113,372	4,787
	Gentex Corp.	225,210	4,657
*	Herbalife Nutrition Ltd.	85,349	4,523
^	Coty Inc. Class A	380,113	4,371
	Polaris Industries Inc.	51,637	4,360
	Toll Brothers Inc.	119,050	4,310
*	Under Armour Inc. Class A	192,497	4,069
	Brunswick Corp.	78,981	3,975
*,^	Mattel Inc.	304,937	3,964
	Carter's Inc.	39,032	3,934
*	Zynga Inc. Class A	713,560	3,803
	Goodyear Tire & Rubber Co.	207,573	3,767
*	Skechers U.S.A. Inc. Class A	109,651	3,685
*	Deckers Outdoor Corp.	23,656	3,477
	Flowers Foods Inc.	156,947	3,346
	Valvoline Inc.	171,188	3,177
*	TreeHouse Foods Inc.	48,303	3,118
*	Darling Ingredients Inc.	141,774	3,069
	Columbia Sportswear Co.	26,152	2,725
	Thor Industries Inc.	43,563	2,717
	Lancaster Colony Corp.	17,102	2,680
	Wolverine World Wide Inc.	73,385	2,622
*,^	iRobot Corp.	21,433	2,522
	Energizer Holdings Inc.	54,448	2,446
	Sanderson Farms Inc.	18,487	2,437
*	Helen of Troy Ltd.	20,827	2,415
	Steven Madden Ltd.	69,418	2,349
*	Tempur Sealy International Inc.	38,344	2,211
	Nu Skin Enterprises Inc. Class A	45,873	2,196

	Dana Inc.	123,270	2,187
*	Under Armour Inc. Class C	115,693	2,183
*	Fox Factory Holding Corp.	30,183	2,110
	J&J Snack Foods Corp.	13,256	2,106
*	Edgewell Personal Care Co.	47,128	2,068
*	Dorman Products Inc.	23,247	2,048
	KB Home	83,798	2,025
*	Boston Beer Co. Inc. Class A	6,617	1,950
	Newell Brands Inc.	126,708	1,944
*	Taylor Morrison Home Corp. Class A	107,258	1,904
	Spectrum Brands Holdings Inc.	33,867	1,855
*	TRI Pointe Group Inc.	142,585	1,802
*	Visteon Corp.	26,134	1,760
	LCI Industries	22,505	1,729
	WD-40 Co.	10,117	1,714
*	Hain Celestial Group Inc.	72,915	1,686
	Herman Miller Inc.	47,811	1,682
*	Welbilt Inc.	101,084	1,656
*	Meritage Homes Corp.	36,609	1,637
*	American Axle & Manufacturing Holdings Inc.	107,296	1,535
*	Meritor Inc.	71,218	1,449
^	B&G Foods Inc.	58,382	1,426
	Cooper Tire & Rubber Co.	46,631	1,394
	Delphi Technologies plc	71,188	1,371
*	Sleep Number Corp.	29,153	1,370
*	G-III Apparel Group Ltd.	33,976	1,358
*	Crocs Inc.	51,748	1,333
	Coca-Cola Consolidated Inc.	4,575	1,317
	HNI Corp.	36,277	1,317
	MDC Holdings Inc.	44,957	1,306
	La-Z-Boy Inc.	38,321	1,264
	Universal Corp.	21,924	1,264
	Tenneco Inc. Class A	56,173	1,245
	Callaway Golf Co.	75,802	1,208
*	Pilgrim's Pride Corp.	53,535	1,193
*	American Woodmark Corp.	14,212	1,174
	Medifast Inc.	9,137	1,165
*	Gentherm Inc.	31,523	1,162
	Vector Group Ltd.	107,310	1,158
	Inter Parfums Inc.	14,707	1,116
*	Central Garden & Pet Co. Class A	47,168	1,097
	Calavo Growers Inc.	12,932	1,084
*	Freshpet Inc.	25,384	1,074
*	Glu Mobile Inc.	98,047	1,073
*,^	LGI Homes Inc.	17,134	1,032
*	Hostess Brands Inc. Class A	82,194	1,027
	Cal-Maine Foods Inc.	22,921	1,023
	Steelcase Inc. Class A	69,445	1,010
*	Fitbit Inc. Class A	168,995	1,000
	Seaboard Corp.	231	990
	Oxford Industries Inc.	13,140	989
*	USANA Health Sciences Inc.	11,622	975
	Standard Motor Products Inc.	18,845	925
	Tupperware Brands Corp.	35,169	900
*	Garrett Motion Inc.	58,799	866
	MGP Ingredients Inc.	10,702	826
*	Cavco Industries Inc.	6,846	805

	ACCO Brands Corp.	93,200	798
	Lennar Corp. Class B	20,188	790
*	M/I Homes Inc.	29,583	788
*	Cooper-Standard Holdings Inc.	16,338	767
	Interface Inc. Class A	49,578	760
*	Stoneridge Inc.	25,704	742
	Knoll Inc.	38,602	730
*	Modine Manufacturing Co.	51,636	716
*	Levi Strauss & Co. Class A	30,397	716
	Fresh Del Monte Produce Inc.	26,420	714
	Sturm Ruger & Co. Inc.	13,398	710
	Andersons Inc.	21,975	708
*	Century Communities Inc.	28,240	677
	John B Sanfilippo & Son Inc.	9,129	656
	Skyline Champion Corp.	34,239	651
*	Malibu Boats Inc. Class A	15,980	633
	Winnebago Industries Inc.	19,955	622
*,^	GoPro Inc. Class A	93,976	611
	Acushnet Holdings Corp.	26,292	608
	Ethan Allen Interiors Inc.	31,422	601
	National Beverage Corp.	9,342	539
	Phibro Animal Health Corp. Class A	16,146	533
	Tootsie Roll Industries Inc.	13,650	508
*	Fossil Group Inc.	35,826	492
	Movado Group Inc.	13,282	483
	National Presto Industries Inc.	4,444	482
	Tower International Inc.	21,891	460
*	William Lyon Homes Class A	29,337	451
*	Vista Outdoor Inc.	55,818	447
*	Primo Water Corp.	28,861	446
*	Universal Electronics Inc.	11,838	440
*	Beazer Homes USA Inc.	37,477	431
*	Motorcar Parts of America Inc.	21,976	415
*	American Outdoor Brands Corp.	44,247	413
	Camping World Holdings Inc. Class A	29,682	413
*,^	YETI Holdings Inc.	13,372	405
	Kimball International Inc. Class B	28,351	401
	Limoneira Co.	15,369	362
*	MasterCraft Boat Holdings Inc.	14,207	321
*	Vera Bradley Inc.	23,530	312
	Hooker Furniture Corp.	10,600	306
*	Sonos Inc.	28,351	292
	Johnson Outdoors Inc. Class A	4,027	287
	Turning Point Brands Inc.	5,887	271
	Titan International Inc.	41,927	250
*	ZAGG Inc.	26,018	236
*,^	New Age Beverages Corp.	39,754	209
	Clarus Corp.	15,469	198
*	Akoustis Technologies Inc.	32,901	191
	Bassett Furniture Industries Inc.	11,270	185
*	Unifi Inc.	9,207	178
*,^	22nd Century Group Inc.	102,339	175
	Flexsteel Industries Inc.	7,530	175
*	Funko Inc. Class A	7,841	170
*,^	Revlon Inc. Class A	8,742	169
*	Seneca Foods Corp. Class A	6,515	160
	Weyco Group Inc.	4,901	152

	Rocky Brands Inc.	5,601	134
	Superior Group of Cos. Inc.	8,001	133
*	Delta Apparel Inc.	5,328	118
	Oil-Dri Corp. of America	3,586	112
*	Lifevantage Corp.	7,767	111
*	Lovesac Co.	3,563	99
	Strattec Security Corp.	3,216	95
	Marine Products Corp.	6,508	88
*	Farmer Brothers Co.	4,314	86
*	Hovnanian Enterprises Inc. Class A	7,465	82
*	Lipocine Inc.	34,514	80
*	Castle Brands Inc.	109,557	76
*,^	Eastman Kodak Co.	23,689	70
*	Central Garden & Pet Co. Class A	2,620	67
	Alico Inc.	2,443	67
*	Craft Brew Alliance Inc.	4,702	66
*	Nature's Sunshine Products Inc.	6,506	60
*	Libbey Inc.	20,766	59
	Core Molding Technologies Inc.	7,270	54
*	Centric Brands Inc.	11,911	54
*,^	Celsius Holdings Inc.	12,523	53
*	Shiloh Industries Inc.	9,553	53
*	Reed's Inc.	17,454	50
*	Sequential Brands Group Inc.	38,662	50
	Escalade Inc.	4,321	48
	Acme United Corp.	2,909	47
	Lifetime Brands Inc.	4,913	46
*	New Home Co. Inc.	8,756	42
*	Arlo Technologies Inc.	10,010	41
*	Veru Inc.	27,777	41
	Hamilton Beach Brands Holding Co. Class A	1,820	39
*,^	Blink Charging Co.	11,833	37
	P&F Industries Inc. Class A	4,330	35
	Kewaunee Scientific Corp.	1,646	35
*	Level Brands Inc.	7,102	31
*	Natural Alternatives International Inc.	2,268	26
	Rocky Mountain Chocolate Factory Inc.	2,502	23
*	Coffee Holding Co. Inc.	3,987	22
*	Nautilus Inc.	3,296	18
*	Lakeland Industries Inc.	1,557	18
*	LS Starrett Co. Class A	2,245	17
*	Orchids Paper Products Co.	13,504	17
*	Lifeway Foods Inc.	6,292	15
*	RiceBran Technologies	3,756	14
*	Dixie Group Inc.	14,246	13
*	Emerson Radio Corp.	10,209	13
*	US Auto Parts Network Inc.	12,416	13
*	Charles & Colvard Ltd.	9,845	11
*	Nova Lifestyle Inc.	11,428	10
*	JAKKS Pacific Inc.	9,154	9
*	Willamette Valley Vineyards Inc.	1,146	8
	Unique Fabricating Inc.	1,793	8
*	Pyxus International Inc.	256	6
	Dean Foods Co.	1,981	6
*,§	NewStar Financial Inc. CVR	22,870	6
	Crown Crafts Inc.	868	5
*,§	Corium CVR	24,181	4

* Zedge Inc. Class B	1,513	3
* CTI Industries Corp.	691	2
* Tandy Leather Factory Inc.	350	2
* Summer Infant Inc.	2,823	2
Mannatech Inc.	40	1
* Alpha Pro Tech Ltd.	135	1
		1,878,870
Consumer Services (8.0%)
* Amazon.com Inc.	350,482	624,121
Home Depot Inc.	946,301	181,586
Walt Disney Co.	1,432,388	159,038
Comcast Corp. Class A	3,799,254	151,894
* Netflix Inc.	347,786	124,007
McDonald's Corp.	645,638	122,607
Walmart Inc.	1,224,391	119,415
Costco Wholesale Corp.	368,097	89,131
Lowe's Cos. Inc.	670,916	73,445
Starbucks Corp.	978,981	72,777
* Booking Holdings Inc.	38,739	67,596
CVS Health Corp.	1,084,743	58,500
TJX Cos. Inc.	930,198	49,496
* Charter Communications Inc. Class A	132,791	46,067
Walgreens Boots Alliance Inc.	677,328	42,855
Target Corp.	440,651	35,367
Ross Stores Inc.	314,533	29,283
Sysco Corp.	418,680	27,951
Marriott International Inc. Class A	217,901	27,257
eBay Inc.	730,376	27,126
Delta Air Lines Inc.	518,431	26,777
Dollar General Corp.	222,687	26,567
* O'Reilly Automotive Inc.	67,255	26,115
Yum! Brands Inc.	257,763	25,727
* AutoZone Inc.	21,202	21,713
Southwest Airlines Co.	415,399	21,563
Hilton Worldwide Holdings Inc.	249,764	20,758
Las Vegas Sands Corp.	332,907	20,294
* Dollar Tree Inc.	190,562	20,017
McKesson Corp.	162,716	19,048
Carnival Corp.	335,737	17,029
* Chipotle Mexican Grill Inc. Class A	23,415	16,632
Kroger Co.	670,769	16,501
* Ulta Beauty Inc.	47,169	16,449
Royal Caribbean Cruises Ltd.	142,402	16,322
* United Continental Holdings Inc.	192,609	15,366
Best Buy Co. Inc.	195,142	13,867
Omnicom Group Inc.	188,786	13,779
CBS Corp. Class B	283,697	13,484
Darden Restaurants Inc.	103,597	12,584
Expedia Group Inc.	97,110	11,556
American Airlines Group Inc.	348,268	11,061
* Copart Inc.	179,509	10,876
AmerisourceBergen Corp. Class A	134,291	10,679
Tiffany & Co.	99,297	10,481
MGM Resorts International	407,130	10,447
* Norwegian Cruise Line Holdings Ltd.	188,178	10,342
Tractor Supply Co.	103,275	10,096
Advance Auto Parts Inc.	58,786	10,025

* CarMax Inc.	142,438	9,942
* Liberty Broadband Corp.	107,937	9,902
Kohl's Corp.	140,649	9,672
* Fox Corp. Class A	259,892	9,541
Wynn Resorts Ltd.	78,333	9,347
Domino's Pizza Inc.	35,826	9,247
* Burlington Stores Inc.	56,910	8,917
Viacom Inc. Class B	310,811	8,724
FactSet Research Systems Inc.	31,376	7,790
* Henry Schein Inc.	128,445	7,721
Vail Resorts Inc.	33,890	7,364
* Discovery Communications Inc.	289,694	7,364
* Live Nation Entertainment Inc.	115,663	7,349
Nielsen Holdings plc	307,655	7,282
Sirius XM Holdings Inc.	1,209,564	6,858
Interpublic Group of Cos. Inc.	324,796	6,824
Altice USA Inc. Class A	311,685	6,695
* Etsy Inc.	95,046	6,389
KAR Auction Services Inc.	124,363	6,381
Gap Inc.	242,701	6,354
Aramark	213,899	6,321
Macy's Inc.	259,433	6,234
* Bright Horizons Family Solutions Inc.	48,539	6,170
* DISH Network Corp. Class A	188,420	5,971
* Qurate Retail Group Inc. QVC Group Class A	370,465	5,920
Alaska Air Group Inc.	105,076	5,897
* Five Below Inc.	47,346	5,883
* Fox Corp. Class B	162,914	5,845
Service Corp. International	145,287	5,833
Foot Locker Inc.	95,739	5,802
Rollins Inc.	137,860	5,738
* Trade Desk Inc. Class A	28,598	5,661
* Liberty Media Corp-Liberty Formula One	160,854	5,638
* Liberty Media Corp-Liberty SiriusXM Class C	141,902	5,426
* ServiceMaster Global Holdings Inc.	115,802	5,408
L Brands Inc.	192,420	5,307
* GrubHub Inc.	75,480	5,244
* Planet Fitness Inc. Class A	75,471	5,186
Dunkin' Brands Group Inc.	66,294	4,979
Sabre Corp.	231,679	4,956
News Corp. Class A	397,187	4,941
* Grand Canyon Education Inc.	41,233	4,722
* Madison Square Garden Co. Class A	16,027	4,698
* TripAdvisor Inc.	89,079	4,583
Nordstrom Inc.	103,132	4,577
* Caesars Entertainment Corp.	502,249	4,365
H&R Block Inc.	178,146	4,265
Wyndham Hotels & Resorts Inc.	83,836	4,191
* JetBlue Airways Corp.	253,596	4,149
Nexstar Media Group Inc. Class A	36,993	4,009
New York Times Co. Class A	120,668	3,964
Casey's General Stores Inc.	30,358	3,909
Cable One Inc.	3,976	3,902
Cinemark Holdings Inc.	95,430	3,816
^ Williams-Sonoma Inc.	66,386	3,736
* Ollie's Bargain Outlet Holdings Inc.	41,940	3,579
Texas Roadhouse Inc. Class A	57,502	3,576

*	Performance Food Group Co.	89,961	3,566
*,^	Discovery Communications Inc. Class A	130,794	3,534
*	Chegg Inc.	90,536	3,451
	Marriott Vacations Worldwide Corp.	36,124	3,378
*	Roku Inc.	51,648	3,332
	World Wrestling Entertainment Inc. Class A	37,456	3,250
*	Liberty Broadband Corp. Class A	34,985	3,206
*	Spirit Airlines Inc.	60,401	3,193
	Cracker Barrel Old Country Store Inc.	19,365	3,130
	Six Flags Entertainment Corp.	62,938	3,106
	Dolby Laboratories Inc. Class A	48,606	3,061
	Wyndham Destinations Inc.	75,454	3,055
	American Eagle Outfitters Inc.	137,058	3,039
	Aaron's Inc.	56,511	2,972
*	LiveRamp Holdings Inc.	53,001	2,892
	Tribune Media Co. Class A	62,140	2,867
*	Hilton Grand Vacations Inc.	90,072	2,779
	Extended Stay America Inc.	153,346	2,753
	Wendy's Co.	153,179	2,740
	TEGNA Inc.	187,590	2,645
*	Liberty Media Corp-Liberty SiriusXM Class A	67,613	2,581
	Strategic Education Inc.	19,178	2,518
*	Adtalem Global Education Inc.	54,263	2,513
	Choice Hotels International Inc.	32,048	2,491
*	frontdoor Inc.	71,101	2,447
	AMERCO	6,423	2,386
*	Floor & Decor Holdings Inc. Class A	57,476	2,369
	Hyatt Hotels Corp. Class A	32,349	2,348
	Churchill Downs Inc.	25,947	2,342
	SkyWest Inc.	43,094	2,340
	Graham Holdings Co. Class B	3,422	2,338
	Dick's Sporting Goods Inc.	61,647	2,269
*	Yelp Inc. Class A	65,622	2,264
	Sinclair Broadcast Group Inc. Class A	57,086	2,197
*	Eldorado Resorts Inc.	47,038	2,196
*	BJ's Wholesale Club Holdings Inc.	80,020	2,193
*	Sprouts Farmers Market Inc.	101,028	2,176
*	AMC Networks Inc. Class A	38,325	2,175
	Monro Inc.	25,092	2,171
*	Murphy USA Inc.	25,339	2,170
*	Cargurus Inc.	50,081	2,006
*	Penn National Gaming Inc.	98,666	1,983
*	Urban Outfitters Inc.	66,508	1,971
	Morningstar Inc.	15,488	1,951
*	Liberty Expedia Holdings Inc. Class A	45,289	1,938
*	AutoNation Inc.	53,885	1,925
*	Avis Budget Group Inc.	54,755	1,909
	Lions Gate Entertainment Corp. Class A	122,019	1,908
	Meredith Corp.	33,925	1,875
*	Sally Beauty Holdings Inc.	99,277	1,828
	Hillenbrand Inc.	43,845	1,821
	Lithia Motors Inc. Class A	19,584	1,816
	Bed Bath & Beyond Inc.	106,376	1,807
	Wingstop Inc.	23,626	1,796
	Boyd Gaming Corp.	65,480	1,792
*	Belmond Ltd. Class A	70,812	1,765
*	RH	17,088	1,759

*,^	Carvana Co. Class A	30,283	1,758
	Jack in the Box Inc.	21,148	1,714
	Office Depot Inc.	459,951	1,670
	John Wiley & Sons Inc. Class A	37,574	1,662
*	National Vision Holdings Inc.	52,623	1,654
	Dave & Buster's Entertainment Inc.	33,057	1,649
	Cheesecake Factory Inc.	33,120	1,620
*	Groupon Inc. Class A	454,713	1,614
	Abercrombie & Fitch Co.	55,938	1,533
*	Gray Television Inc.	68,792	1,469
	PriceSmart Inc.	24,923	1,467
	Red Rock Resorts Inc. Class A	56,182	1,452
*	Shake Shack Inc. Class A	24,499	1,449
	Brinker International Inc.	32,625	1,448
	Allegiant Travel Co. Class A	10,742	1,391
	Bloomin' Brands Inc.	67,965	1,390
	Core-Mark Holding Co. Inc.	36,707	1,363
*	Cars.com Inc.	59,046	1,346
	Penske Automotive Group Inc.	30,060	1,342
*	Sotheby's	35,330	1,334
	Signet Jewelers Ltd.	47,950	1,302
*	Stamps.com Inc.	15,750	1,282
	Dine Brands Global Inc.	13,779	1,258
	Children's Place Inc.	12,819	1,247
*	Simply Good Foods Co.	60,269	1,241
	DSW Inc. Class A	55,521	1,234
	Big Lots Inc.	31,305	1,190
*	Asbury Automotive Group Inc.	16,736	1,161
*	K12 Inc.	33,139	1,131
*	SeaWorld Entertainment Inc.	43,685	1,125
*	Laureate Education Inc. Class A	74,999	1,123
*	comScore Inc.	55,384	1,122
	Hawaiian Holdings Inc.	41,483	1,089
*	Shutterfly Inc.	26,596	1,081
*	MSG Networks Inc.	49,247	1,071
	EW Scripps Co. Class A	50,961	1,070
*	ANGI Homeservices Inc. Class A	65,494	1,011
*	Stitch Fix Inc. Class A	35,623	1,006
	Gannett Co. Inc.	95,028	1,002
^	Papa John's International Inc.	18,712	991
	Group 1 Automotive Inc.	14,913	965
	Matthews International Corp. Class A	25,687	949
	Guess? Inc.	46,911	919
*	Liberty Media Corp-Liberty Formula One Class A	26,954	918
*	Denny's Corp.	49,923	916
	Viad Corp.	16,266	916
*,^	Trupanion Inc.	27,808	910
*	Scientific Games Corp.	44,316	905
	Marcus Corp.	22,288	893
	GameStop Corp. Class A	86,894	883
*	Liberty TripAdvisor Holdings Inc. Class A	60,247	855
*	Weight Watchers International Inc.	42,403	854
*	Career Education Corp.	51,665	854
	International Speedway Corp. Class A	19,386	846
*	Liberty Media Corp-Liberty Braves	30,197	839
*	Rent-A-Center Inc.	39,179	818
*	Hertz Global Holdings Inc.	46,670	811

*	Herc Holdings Inc.	20,604	803
*	Houghton Mifflin Harcourt Co.	108,669	790
	Caleres Inc.	31,977	790
	Scholastic Corp.	19,291	767
	BJ's Restaurants Inc.	16,148	763
	Dillard's Inc. Class A	10,001	720
*	Michaels Cos. Inc.	63,012	720
*	At Home Group Inc.	39,996	714
*	Genesco Inc.	15,565	709
^	AMC Entertainment Holdings Inc. Class A	43,805	650
*	Quotient Technology Inc.	65,116	643
*	Boot Barn Holdings Inc.	21,819	642
*	Rite Aid Corp.	1,001,977	636
*	Providence Service Corp.	9,261	617
	Entercom Communications Corp. Class A	115,505	606
*	SP Plus Corp.	16,957	579
*	Chefs' Warehouse Inc.	18,317	569
	Ruth's Hospitality Group Inc.	22,138	567
	Chico's FAS Inc.	130,290	556
*	United Natural Foods Inc.	41,468	548
*,^	Upwork Inc.	28,121	538
*	Waitr Holdings Inc.	43,125	530
*	Hemisphere Media Group Inc. Class A	37,325	526
*	Regis Corp.	26,267	517
	Weis Markets Inc.	12,510	511
	New Media Investment Group Inc.	48,154	506
*	PlayAGS Inc.	21,026	503
*	BrightView Holdings Inc.	34,218	493
	News Corp. Class B	38,252	478
^	Buckle Inc.	24,717	463
*	America's Car-Mart Inc.	4,944	452
	National CineMedia Inc.	63,500	448
*,^	Overstock.com Inc.	26,177	435
*	QuinStreet Inc.	32,459	435
*	Care.com Inc.	21,774	430
*	Cumulus Media Inc. Class A	23,179	417
	SpartanNash Co.	25,954	412
*	MarineMax Inc.	21,308	408
*	Zumiez Inc.	15,608	388
*	Monarch Casino & Resort Inc.	8,772	385
*,^	JC Penney Co. Inc.	251,014	374
	Winmark Corp.	1,972	372
*	Clean Energy Fuels Corp.	119,319	369
	PetMed Express Inc.	16,075	366
*	Party City Holdco Inc.	45,966	365
*	Select Interior Concepts Inc. Class A	29,178	363
	Shoe Carnival Inc.	10,365	353
	Haverty Furniture Cos. Inc.	16,034	351
	Ingles Markets Inc. Class A	12,459	344
	Lions Gate Entertainment Corp. Class B	21,408	323
*	Chuy's Holdings Inc.	14,128	322
	Barnes & Noble Inc.	58,723	319
	Tailored Brands Inc.	40,637	319
*	1-800-Flowers.com Inc. Class A	17,410	317
*	Del Frisco's Restaurant Group Inc.	46,813	300
	Sonic Automotive Inc. Class A	20,175	299
	Emerald Expositions Events Inc.	23,449	298

* Conn's Inc.	12,922	295
* Fluent Inc.	52,560	295
* Lindblad Expeditions Holdings Inc.	19,229	293
* Del Taco Restaurants Inc.	28,499	287
* American Public Education Inc.	9,368	282
* Rubicon Project Inc.	46,279	281
* TrueCar Inc.	42,107	280
Cato Corp. Class A	18,491	277
* Red Robin Gourmet Burgers Inc.	9,339	269
* PCM Inc.	7,316	268
* Lumber Liquidators Holdings Inc.	26,322	266
* Titan Machinery Inc.	17,060	265
* Century Casinos Inc.	27,263	247
* Express Inc.	57,669	247
* Golden Entertainment Inc.	17,235	244
* Avid Technology Inc.	31,062	231
* Biglari Holdings Inc. Class B	1,592	225
* Liberty Media Corp-Liberty Braves	8,013	224
* TechTarget Inc.	13,551	220
* Duluth Holdings Inc.	8,908	212
* Habit Restaurants Inc. Class A	19,624	212
* El Pollo Loco Holdings Inc.	16,271	212
* Hibbett Sports Inc.	9,190	210
Tile Shop Holdings Inc.	35,549	201
Citi Trends Inc.	10,254	198
Village Super Market Inc. Class A	7,208	197
* MDC Partners Inc. Class A	87,287	196
Nathan's Famous Inc.	2,809	192
* Liquidity Services Inc.	24,357	188
* Boston Omaha Corp. Class A	7,295	182
RCI Hospitality Holdings Inc.	7,914	182
* Tribune Publishing Co.	15,297	180
* Diplomat Pharmacy Inc.	30,668	178
* Sportsman's Warehouse Holdings Inc.	35,095	168
* Ascena Retail Group Inc.	142,552	154
* Daily Journal Corp.	718	154
* Fiesta Restaurant Group Inc.	11,464	150
* Lands' End Inc.	8,994	149
* Container Store Group Inc.	16,961	149
Saga Communications Inc. Class A	4,438	147
Carriage Services Inc. Class A	7,595	146
* Clear Channel Outdoor Holdings Inc. Class A	26,822	143
* Reading International Inc. Class A	8,634	138
* Digital Turbine Inc.	39,213	137
* Bridgepoint Education Inc. Class A	22,039	135
* Carrols Restaurant Group Inc.	13,042	130
* Vitamin Shoppe Inc.	17,858	126
* Noodles & Co. Class A	18,267	124
* J Alexander's Holdings Inc.	12,226	120
* Smart & Final Stores Inc.	23,397	116
* Red Lion Hotels Corp.	13,715	111
* Natural Grocers by Vitamin Cottage Inc.	9,195	110
* Tuesday Morning Corp.	50,795	108
* Lyft Inc. Class A	1,374	108
* Barnes & Noble Education Inc.	25,380	107
Collectors Universe Inc.	5,764	101
* A-Mark Precious Metals Inc.	7,716	92

*	Marchex Inc. Class B	18,637	88
*	Fred's Inc. Class A	33,823	84
*,§	Twenty-First Century Fox Inc.	1,600	79
*	Drive Shack Inc.	17,289	78
*	Leaf Group Ltd.	9,644	77
*	Kirkland's Inc.	10,974	77
	J. Jill Inc.	12,524	69
*	Biglari Holdings Inc.	92	68
*	RTW RetailWinds Inc.	27,323	66
	AH Belo Corp. Class A	16,371	61
*	Destination XL Group Inc.	24,679	60
*	Urban One Inc.	28,868	58
*	Travelzoo	3,978	53
	Townsquare Media Inc. Class A	9,269	53
*	RealNetworks Inc.	13,821	43
*,^	Alkaline Water Co. Inc.	17,626	42
*	TheStreet Inc.	15,715	37
*	Remark Holdings Inc.	18,525	34
	Tilly's Inc. Class A	3,057	34
*	Gaia Inc. Class A	3,502	32
	CSS Industries Inc.	4,951	30
*	Youngevity International Inc.	5,128	29
*	HF Foods Group Inc.	2,087	28
	Speedway Motorsports Inc.	1,796	26
	Ark Restaurants Corp.	1,320	26
	Educational Development Corp.	3,375	26
*	Social Reality Inc.	7,476	25
*	HyreCar Inc.	4,783	24
^	Stage Stores Inc.	23,145	24
	Beasley Broadcast Group Inc. Class A	5,320	21
*	Global Eagle Entertainment Inc.	29,259	21
*	Interpace Diagnostics Group Inc.	25,300	20
*	VistaGen Therapeutics Inc.	15,023	19
*,^	Stein Mart Inc.	19,335	19
*	Full House Resorts Inc.	9,186	19
	Big 5 Sporting Goods Corp.	5,818	18
	Entravision Communications Corp. Class A	5,503	18
*	Town Sports International Holdings Inc.	3,649	17
*	Lee Enterprises Inc.	5,251	17
*	EVINE Live Inc.	36,650	17
*	Net Element Inc.	2,722	16
*	Luby's Inc.	10,198	15
*	Blue Apron Holdings Inc. Class A	13,589	13
*,^	LiveXLive Media Inc.	2,448	13
*	AutoWeb Inc.	3,439	13
*	McClatchy Co. Class A	2,498	12
*	Sears Hometown and Outlet Stores Inc.	5,059	11
*	Insignia Systems Inc.	8,283	11
*	ONE Group Hospitality Inc.	3,566	11
*	Diversified Restaurant Holdings Inc.	11,044	10
*	Nevada Gold & Casinos Inc.	3,935	10
*,§	A Schulman Inc. CVR	20,412	9
*	Build-A-Bear Workshop Inc.	1,327	8
*	Famous Dave's of America Inc.	1,407	8
*	Papa Murphy's Holdings Inc.	1,487	8
	FAT Brands Inc.	1,492	8
	Peak Resorts Inc.	1,574	7

*	EverQuote Inc. Class A	954	7
*	Ifresh Inc.	5,622	7
*	Purple Innovation Inc.	1,381	6
*	Twin River Worldwide Holdings Inc.	165	5
*	Christopher & Banks Corp.	13,873	5
*	Valeritas Holdings Inc.	12,869	4
*	Kona Grill Inc.	4,574	4
	Salem Media Group Inc. Class A	1,621	4
*	Good Times Restaurants Inc.	1,675	4
	Chicken Soup For The Soul Entertainment Inc.	296	4
*	Rave Restaurant Group Inc.	2,082	3
*	Genius Brands International Inc.	1,479	3
*	Live Ventures Inc.	372	3
*	Profire Energy Inc.	1,221	2
*	Emmis Communications Corp. Class A	575	2
*	Ascent Capital Group Inc. Class A	2,576	2
*	Destination Maternity Corp.	888	2
*	Eastside Distilling Inc.	329	2
*	Harte-Hanks Inc.	400	1
*	SPAR Group Inc.	1,965	1
*	BioHiTech Global Inc.	490	1
*	FTD Cos. Inc.	1,282	1
*	Urban One Inc. Class A	200	—
	Gaming Partners International Corp.	32	—
	Dover Motorsports Inc.	87	—
*,§	Adolor Corp. Rights Exp. 07/01/2019	34,581	—
			3,199,304
Financials (11.4%)
*	Berkshire Hathaway Inc. Class B	1,515,031	304,355
	JPMorgan Chase & Co.	2,773,324	280,744
	Visa Inc. Class A	1,472,185	229,941
	Bank of America Corp.	7,305,449	201,557
	Mastercard Inc. Class A	766,737	180,528
	Wells Fargo & Co.	3,466,081	167,481
	Citigroup Inc.	2,048,166	127,437
	American Tower Corp.	366,205	72,164
	American Express Co.	566,777	61,949
	US Bancorp	1,203,837	58,013
	Goldman Sachs Group Inc.	281,535	54,052
	CME Group Inc.	298,591	49,142
	Chubb Ltd.	349,653	48,979
	Simon Property Group Inc.	258,105	47,029
	Morgan Stanley	1,066,149	44,991
	Crown Castle International Corp.	347,069	44,425
	S&P Global Inc.	208,139	43,824
	Charles Schwab Corp.	1,021,734	43,689
	PNC Financial Services Group Inc.	347,029	42,567
	BlackRock Inc.	93,169	39,818
	Marsh & McLennan Cos. Inc.	417,315	39,186
	Prologis Inc.	533,511	38,386
	Bank of New York Mellon Corp.	724,624	36,543
	Intercontinental Exchange Inc.	474,623	36,138
	Progressive Corp.	489,195	35,266
	Aon plc	198,213	33,835
	Capital One Financial Corp.	397,674	32,486
	Prudential Financial Inc.	351,843	32,327
	American International Group Inc.	734,742	31,638

Equinix Inc.	69,371	31,436
Aflac Inc.	621,948	31,097
BB&T Corp.	644,462	29,987
Travelers Cos. Inc.	212,977	29,212
Public Storage	124,376	27,087
MetLife Inc.	608,784	25,916
Welltower Inc.	330,799	25,670
Moody's Corp.	138,522	25,085
Allstate Corp.	259,937	24,481
* Berkshire Hathaway Inc. Class A	79	23,796
AvalonBay Communities Inc.	116,373	23,360
Equity Residential	307,327	23,148
SunTrust Banks Inc.	380,191	22,526
Digital Realty Trust Inc.	173,306	20,623
Discover Financial Services	280,269	19,944
State Street Corp.	301,157	19,819
Ventas Inc.	302,838	19,324
T. Rowe Price Group Inc.	189,990	19,022
* SBA Communications Corp. Class A	94,759	18,920
Synchrony Financial	557,614	17,788
Realty Income Corp.	239,644	17,628
Boston Properties Inc.	131,035	17,543
Weyerhaeuser Co.	653,133	17,204
M&T Bank Corp.	106,463	16,717
Essex Property Trust Inc.	56,612	16,374
Fifth Third Bancorp	647,895	16,340
Northern Trust Corp.	178,188	16,110
* IHS Markit Ltd.	291,059	15,828
Hartford Financial Services Group Inc.	306,417	15,235
Ameriprise Financial Inc.	116,306	14,899
First Republic Bank	141,684	14,234
KeyCorp	895,090	14,098
MSCI Inc. Class A	67,510	13,424
* CBRE Group Inc. Class A	269,172	13,311
Citizens Financial Group Inc.	408,752	13,284
Alexandria Real Estate Equities Inc.	91,641	13,064
Regions Financial Corp.	906,677	12,829
HCP Inc.	400,434	12,534
TD Ameritrade Holding Corp.	243,362	12,166
Equifax Inc.	101,919	12,077
Principal Financial Group Inc.	239,592	12,025
Host Hotels & Resorts Inc.	626,748	11,846
Huntington Bancshares Inc.	918,931	11,652
Annaly Capital Management Inc.	1,128,046	11,269
* Markel Corp.	11,238	11,196
Arthur J Gallagher & Co.	141,970	11,088
Cincinnati Financial Corp.	128,346	11,025
Mid-America Apartment Communities Inc.	95,684	10,461
* Arch Capital Group Ltd.	321,712	10,398
WP Carey Inc.	132,379	10,369
UDR Inc.	227,855	10,358
Lincoln National Corp.	175,375	10,295
Extra Space Storage Inc.	100,579	10,250
Loews Corp.	212,284	10,175
Comerica Inc.	138,115	10,127
Vornado Realty Trust	150,087	10,122
KKR & Co. Inc. Class A	427,137	10,033

* SVB Financial Group	44,041	9,793
E*TRADE Financial Corp.	205,639	9,548
Ally Financial Inc.	346,904	9,536
Regency Centers Corp.	140,431	9,478
Duke Realty Corp.	299,484	9,158
Iron Mountain Inc.	255,875	9,073
Cboe Global Markets Inc.	95,003	9,067
Raymond James Financial Inc.	110,296	8,869
Federal Realty Investment Trust	63,754	8,788
Nasdaq Inc.	97,680	8,546
Fidelity National Financial Inc.	225,742	8,251
Franklin Resources Inc.	247,448	8,200
Camden Property Trust	78,416	7,959
Sun Communities Inc.	66,828	7,920
VEREIT Inc.	920,356	7,703
Zions Bancorp NA	169,543	7,699
Reinsurance Group of America Inc. Class A	54,118	7,684
Everest Re Group Ltd.	35,385	7,642
MarketAxess Holdings Inc.	30,505	7,507
AGNC Investment Corp.	413,899	7,450
National Retail Properties Inc.	134,402	7,445
Equity LifeStyle Properties Inc.	64,632	7,387
* Alleghany Corp.	11,656	7,138
Western Union Co.	383,583	7,085
Torchmark Corp.	86,437	7,084
Kilroy Realty Corp.	93,013	7,065
Invitation Homes Inc.	284,583	6,924
Voya Financial Inc.	138,212	6,905
VICI Properties Inc.	301,350	6,594
Kimco Realty Corp.	354,754	6,563
Gaming and Leisure Properties Inc.	170,049	6,559
* Black Knight Inc.	118,440	6,455
SEI Investments Co.	122,791	6,416
Invesco Ltd.	331,137	6,394
SL Green Realty Corp.	69,881	6,284
Jones Lang LaSalle Inc.	40,527	6,248
Omega Healthcare Investors Inc.	161,853	6,175
Apartment Investment & Management Co.	121,811	6,126
Liberty Property Trust	125,525	6,078
East West Bancorp Inc.	124,102	5,953
New Residential Investment Corp.	343,371	5,806
Medical Properties Trust Inc.	311,096	5,758
Unum Group	169,853	5,746
Brown & Brown Inc.	193,240	5,703
Lamar Advertising Co. Class A	70,104	5,556
Signature Bank	43,077	5,517
* Athene Holding Ltd. Class A	132,169	5,392
WR Berkley Corp.	63,516	5,381
American Financial Group Inc.	55,890	5,377
Healthcare Trust of America Inc. Class A	187,908	5,372
People's United Financial Inc.	324,361	5,332
EPR Properties	69,192	5,321
American Campus Communities Inc.	111,557	5,308
Park Hotels & Resorts Inc.	166,306	5,169
Douglas Emmett Inc.	127,132	5,139
Old Republic International Corp.	245,387	5,133
Brixmor Property Group Inc.	278,641	5,119

Macerich Co.	116,903	5,068
RenaissanceRe Holdings Ltd.	35,276	5,062
American Homes 4 Rent Class A	221,730	5,038
CubeSmart	156,628	5,018
LPL Financial Holdings Inc.	71,683	4,993
STORE Capital Corp.	148,696	4,981
Assurant Inc.	51,826	4,919
* Credit Acceptance Corp.	10,855	4,906
First American Financial Corp.	94,396	4,861
Highwoods Properties Inc.	102,863	4,812
Affiliated Managers Group Inc.	44,709	4,789
Primerica Inc.	39,078	4,773
First Industrial Realty Trust Inc.	133,608	4,724
CyrusOne Inc.	88,850	4,659
* GCI Liberty Inc. Class A	83,569	4,647
Synovus Financial Corp.	134,890	4,635
New York Community Bancorp Inc.	396,593	4,589
Commerce Bancshares Inc.	77,939	4,525
Starwood Property Trust Inc.	201,900	4,512
Cullen/Frost Bankers Inc.	45,947	4,460
* MGIC Investment Corp.	332,257	4,382
First Horizon National Corp.	311,815	4,359
CIT Group Inc.	89,984	4,317
Hudson Pacific Properties Inc.	124,445	4,283
Popular Inc.	81,683	4,258
Erie Indemnity Co. Class A	23,316	4,162
Hanover Insurance Group Inc.	36,179	4,131
Lazard Ltd. Class A	113,036	4,085
Webster Financial Corp.	79,454	4,026
Radian Group Inc.	193,111	4,005
Rayonier Inc.	126,644	3,992
CVB Financial Corp.	186,395	3,924
JBG SMITH Properties	94,714	3,916
Pinnacle Financial Partners Inc.	71,294	3,900
Wintrust Financial Corp.	57,845	3,895
PacWest Bancorp	102,401	3,851
Sterling Bancorp	206,069	3,839
Jefferies Financial Group Inc.	202,438	3,804
Life Storage Inc.	38,637	3,758
Axis Capital Holdings Ltd.	68,505	3,753
Janus Henderson Group plc	149,903	3,745
AXA Equitable Holdings Inc.	185,613	3,738
Assured Guaranty Ltd.	84,059	3,735
Prosperity Bancshares Inc.	53,971	3,727
Cousins Properties Inc.	381,194	3,682
Umpqua Holdings Corp.	221,797	3,660
Americold Realty Trust	118,473	3,615
* Brighthouse Financial Inc.	99,564	3,613
Eaton Vance Corp.	89,337	3,601
Kemper Corp.	46,267	3,523
FNB Corp.	329,525	3,493
Pebblebrook Hotel Trust	111,750	3,471
SLM Corp.	349,110	3,460
* Howard Hughes Corp.	31,370	3,451
Healthcare Realty Trust Inc.	106,515	3,420
IBERIABANK Corp.	47,286	3,391
Hancock Whitney Corp.	83,636	3,379

	Rexford Industrial Realty Inc.	94,180	3,373
*	Western Alliance Bancorp	81,392	3,340
	CoreSite Realty Corp.	31,111	3,329
	Hospitality Properties Trust	126,221	3,321
	Interactive Brokers Group Inc.	63,433	3,291
*	Essent Group Ltd.	75,597	3,285
	RLJ Lodging Trust	186,426	3,276
	Empire State Realty Trust Inc.	206,671	3,265
*,^	Zillow Group Inc.	93,417	3,245
	Glacier Bancorp Inc.	79,752	3,196
	Stifel Financial Corp.	60,070	3,169
	Selective Insurance Group Inc.	49,901	3,158
	United Bankshares Inc.	87,111	3,157
	Ryman Hospitality Properties Inc.	38,001	3,125
	Home BancShares Inc.	174,839	3,072
	Two Harbors Investment Corp.	226,059	3,059
	Physicians Realty Trust	158,961	2,990
	First Hawaiian Inc.	114,527	2,983
	Associated Banc-Corp	139,372	2,976
	BankUnited Inc.	88,434	2,954
	National Health Investors Inc.	37,500	2,946
	Weingarten Realty Investors	100,234	2,944
	First Financial Bankshares Inc.	50,338	2,909
	FirstCash Inc.	33,599	2,906
	TCF Financial Corp.	139,505	2,886
	Apple Hospitality REIT Inc.	176,685	2,880
	Sabra Health Care REIT Inc.	147,393	2,870
	Cathay General Bancorp	84,624	2,870
	EastGroup Properties Inc.	25,625	2,861
	Brookfield Property REIT Inc. Class A	136,005	2,787
	Spirit Realty Capital Inc.	70,136	2,787
	Equity Commonwealth	84,755	2,771
	MFA Financial Inc.	377,251	2,743
	Bank of Hawaii Corp.	34,224	2,699
	Chimera Investment Corp.	142,323	2,667
*	Texas Capital Bancshares Inc.	48,730	2,660
	Taubman Centers Inc.	50,189	2,654
	Outfront Media Inc.	113,111	2,647
	Evercore Inc. Class A	29,059	2,644
	Corporate Office Properties Trust	96,813	2,643
	Sunstone Hotel Investors Inc.	181,412	2,612
	Blackstone Mortgage Trust Inc. Class A	75,193	2,599
	Community Bank System Inc.	43,431	2,596
	CNO Financial Group Inc.	160,111	2,591
	Navient Corp.	222,461	2,574
*	Green Dot Corp. Class A	42,399	2,572
	BancorpSouth Bank	91,018	2,569
	WesBanco Inc.	64,219	2,553
	Valley National Bancorp	260,562	2,496
	Senior Housing Properties Trust	211,885	2,496
	STAG Industrial Inc.	82,508	2,446
	Investors Bancorp Inc.	206,438	2,446
	Paramount Group Inc.	168,784	2,395
	Chemical Financial Corp.	58,043	2,389
	RLI Corp.	33,239	2,385
	PS Business Parks Inc.	14,838	2,327
	UMB Financial Corp.	36,297	2,324

	OneMain Holdings Inc.	73,142	2,322
	Fulton Financial Corp.	148,728	2,302
	Brandywine Realty Trust	145,113	2,301
	Retail Opportunity Investments Corp.	130,671	2,266
*,^	LendingTree Inc.	6,424	2,258
	Piedmont Office Realty Trust Inc. Class A	108,236	2,257
	First Midwest Bancorp Inc.	110,105	2,253
	Federated Investors Inc. Class B	75,971	2,227
	Kennedy-Wilson Holdings Inc.	102,975	2,203
	Retail Properties of America Inc.	180,651	2,202
	White Mountains Insurance Group Ltd.	2,363	2,187
	SITE Centers Corp.	160,530	2,186
	Legg Mason Inc.	79,792	2,184
	CoreCivic Inc.	112,138	2,181
	Colony Capital Inc.	404,849	2,154
	Washington Federal Inc.	74,256	2,145
	GEO Group Inc.	111,239	2,136
	Columbia Property Trust Inc.	94,076	2,118
	Trustmark Corp.	62,571	2,104
	QTS Realty Trust Inc. Class A	46,078	2,073
	Old National Bancorp	126,253	2,071
	PotlatchDeltic Corp.	54,598	2,063
	Union Bankshares Corp.	62,203	2,011
	Cadence BanCorp Class A	108,164	2,006
	Easterly Government Properties Inc.	110,822	1,996
	Tanger Factory Outlet Centers Inc.	95,016	1,993
	CenterState Bank Corp.	83,505	1,988
	Independent Bank Group Inc.	38,729	1,986
	First Citizens BancShares Inc. Class A	4,870	1,983
	First BanCorp	172,853	1,981
	Columbia Banking System Inc.	60,187	1,968
	Xenia Hotels & Resorts Inc.	87,930	1,927
*	Zillow Group Inc. Class A	56,305	1,926
	American Assets Trust Inc.	40,997	1,880
	LegacyTexas Financial Group Inc.	50,189	1,877
	American Equity Investment Life Holding Co.	69,241	1,871
	Santander Consumer USA Holdings Inc.	88,165	1,863
	ServisFirst Bancshares Inc.	54,889	1,853
	BOK Financial Corp.	22,571	1,841
	Washington REIT	64,767	1,838
	Independent Bank Corp.	22,683	1,838
	Argo Group International Holdings Ltd.	25,702	1,816
	Hope Bancorp Inc.	136,719	1,788
	First Financial Bancorp	73,801	1,776
	Apollo Commercial Real Estate Finance Inc.	96,393	1,754
	Acadia Realty Trust	64,114	1,748
	Invesco Mortgage Capital Inc.	110,013	1,738
	DiamondRock Hospitality Co.	160,060	1,733
	Lexington Realty Trust	191,237	1,733
	Mack-Cali Realty Corp.	77,266	1,715
	WSFS Financial Corp.	43,806	1,691
	Terreno Realty Corp.	40,039	1,683
	Simmons First National Corp. Class A	68,684	1,681
	Moelis & Co. Class A	40,230	1,674
	South State Corp.	24,413	1,668
	International Bancshares Corp.	43,464	1,653
	Agree Realty Corp.	23,525	1,631

	Urban Edge Properties	85,281	1,620
*	Genworth Financial Inc. Class A	422,282	1,617
	Houlihan Lokey Inc. Class A	35,039	1,607
*	Enstar Group Ltd.	9,203	1,601
	ProAssurance Corp.	46,045	1,594
	CareTrust REIT Inc.	66,710	1,565
	Four Corners Property Trust Inc.	52,774	1,562
	LTC Properties Inc.	33,852	1,550
	Capitol Federal Financial Inc.	114,260	1,525
	Kite Realty Group Trust	95,045	1,520
	Alexander & Baldwin Inc.	59,330	1,509
	Great Western Bancorp Inc.	47,641	1,505
	United Community Banks Inc.	60,330	1,504
	Renasant Corp.	44,160	1,495
	First Merchants Corp.	40,562	1,495
	NBT Bancorp Inc.	40,988	1,476
	HFF Inc. Class A	30,663	1,464
	Virtu Financial Inc. Class A	61,447	1,459
*	Cushman & Wakefield plc	81,914	1,458
	Banner Corp.	26,718	1,447
	Bank OZK	49,665	1,439
	Ameris Bancorp	41,641	1,430
	Flushing Financial Corp.	61,991	1,359
	Pacific Premier Bancorp Inc.	51,100	1,356
*	Eagle Bancorp Inc.	26,878	1,349
	Berkshire Hills Bancorp Inc.	49,206	1,340
*	NMI Holdings Inc. Class A	50,670	1,311
	Northwest Bancshares Inc.	76,655	1,301
*	Axos Financial Inc.	44,785	1,297
	Ladder Capital Corp. Class A	75,697	1,288
	Chesapeake Lodging Trust	46,182	1,284
	Westamerica Bancorporation	20,715	1,280
	Realogy Holdings Corp.	112,219	1,279
	National Storage Affiliates Trust	44,831	1,278
*,^	Redfin Corp.	62,945	1,276
	BGC Partners Inc. Class A	238,143	1,265
	Towne Bank	51,032	1,263
	Walker & Dunlop Inc.	24,744	1,260
*	Cannae Holdings Inc.	51,836	1,258
	Provident Financial Services Inc.	47,694	1,235
	Hannon Armstrong Sustainable Infrastructure Capital Inc.	48,130	1,234
	RPT Realty	99,859	1,199
	Mercury General Corp.	23,950	1,199
	Global Net Lease Inc.	63,405	1,198
	Colony Credit Real Estate Inc.	75,357	1,180
	National General Holdings Corp.	49,432	1,173
	Lakeland Financial Corp.	25,860	1,169
	PennyMac Financial Services Inc.	52,267	1,162
	Ares Management Corp.	49,500	1,149
^	Seritage Growth Properties Class A	25,754	1,145
	Franklin Street Properties Corp.	157,715	1,134
	Industrial Logistics Properties Trust	55,767	1,125
	PennyMac Mortgage Investment Trust	54,185	1,122
	Hilltop Holdings Inc.	61,363	1,120
	Heartland Financial USA Inc.	26,209	1,118
	Summit Hotel Properties Inc.	97,548	1,113
	Horace Mann Educators Corp.	31,526	1,110

Waddell & Reed Financial Inc. Class A	63,737	1,102
* eHealth Inc.	17,651	1,100
Artisan Partners Asset Management Inc. Class A	42,434	1,068
* Focus Financial Partners Inc. Class A	29,468	1,050
Tier REIT Inc.	36,363	1,042
OceanFirst Financial Corp.	43,029	1,035
Washington Prime Group Inc.	182,415	1,031
Kearny Financial Corp.	79,717	1,026
S&T Bancorp Inc.	25,952	1,026
* LendingClub Corp.	328,206	1,014
Employers Holdings Inc.	25,275	1,014
Redwood Trust Inc.	62,168	1,004
Park National Corp.	10,591	1,003
Kinsale Capital Group Inc.	14,542	997
Newmark Group Inc. Class A	118,268	986
Clearway Energy Inc.	64,953	981
City Holding Co.	12,798	975
First Interstate BancSystem Inc. Class A	24,360	970
ARMOUR Residential REIT Inc.	49,304	963
First Commonwealth Financial Corp.	75,577	952
Hanmi Financial Corp.	44,656	950
Chatham Lodging Trust	49,258	948
New York Mortgage Trust Inc.	155,271	946
* PRA Group Inc.	34,750	932
Safety Insurance Group Inc.	10,663	929
Southside Bancshares Inc.	27,860	926
AMERISAFE Inc.	15,517	922
* Seacoast Banking Corp. of Florida	34,854	918
James River Group Holdings Ltd.	22,639	907
Veritex Holdings Inc.	37,177	900
Tompkins Financial Corp.	11,757	894
TPG RE Finance Trust Inc.	45,350	889
Monmouth Real Estate Investment Corp.	66,530	877
Piper Jaffray Cos.	11,892	866
FGL Holdings	109,359	861
Sandy Spring Bancorp Inc.	27,375	856
TFS Financial Corp.	51,889	855
First Busey Corp.	34,768	848
American National Insurance Co.	6,992	845
Brookline Bancorp Inc.	58,565	843
Getty Realty Corp.	26,247	841
WisdomTree Investments Inc.	118,321	835
Preferred Bank	18,121	815
* World Acceptance Corp.	6,932	812
Heritage Financial Corp.	26,838	809
Navigators Group Inc.	11,492	803
TriCo Bancshares	20,418	802
Universal Health Realty Income Trust	10,489	794
Independence Realty Trust Inc.	73,590	794
Essential Properties Realty Trust Inc.	39,956	780
United Fire Group Inc.	17,602	769
Oritani Financial Corp.	45,676	760
Flagstar Bancorp Inc.	22,976	756
Stewart Information Services Corp.	17,620	752
Granite Point Mortgage Trust Inc.	40,457	751
Cohen & Steers Inc.	17,533	741
First Bancorp	21,128	734

Universal Insurance Holdings Inc.	23,623	732
OFG Bancorp	36,683	726
* Encore Capital Group Inc.	25,884	705
* MBIA Inc.	74,024	705
Central Pacific Financial Corp.	24,389	703
United Financial Bancorp Inc.	48,214	692
CatchMark Timber Trust Inc. Class A	70,112	689
New Senior Investment Group Inc.	125,701	685
* Ambac Financial Group Inc.	37,777	685
* Third Point Reinsurance Ltd.	65,400	679
BancFirst Corp.	12,991	677
Capstead Mortgage Corp.	78,255	672
National Bank Holdings Corp. Class A	19,804	659
Hamilton Lane Inc. Class A	14,864	648
* Allegiance Bancshares Inc.	19,113	644
TrustCo Bank Corp.	82,939	644
* WillScot Corp. Class A	57,568	638
Boston Private Financial Holdings Inc.	57,936	635
InfraREIT Inc.	30,274	635
Origin Bancorp Inc.	18,561	632
Investors Real Estate Trust	10,541	632
Nelnet Inc. Class A	11,358	625
Amalgamated Bank Class A	39,148	613
^ Arbor Realty Trust Inc.	47,063	610
* HomeStreet Inc.	23,088	608
Dime Community Bancshares Inc.	32,379	606
PJT Partners Inc.	14,447	604
RE/MAX Holdings Inc. Class A	15,637	603
Meta Financial Group Inc.	30,553	601
Enterprise Financial Services Corp.	14,415	588
Meridian Bancorp Inc.	37,362	586
Office Properties Income Trust	20,928	578
Preferred Apartment Communities Inc. Class A	38,542	571
NexPoint Residential Trust Inc.	14,857	570
* Mr Cooper Group Inc.	58,786	564
Armada Hoffler Properties Inc.	36,130	563
National Western Life Group Inc. Class A	2,144	563
Alexander's Inc.	1,485	559
Univest Financial Corp.	22,507	551
Carolina Financial Corp.	15,876	549
* Triumph Bancorp Inc.	18,637	548
Lakeland Bancorp Inc.	36,616	547
^ Innovative Industrial Properties Inc.	6,692	547
* Marcus & Millichap Inc.	13,357	544
* Columbia Financial Inc.	34,612	542
Stock Yards Bancorp Inc.	15,916	538
* Enova International Inc.	23,539	537
Gladstone Commercial Corp.	25,789	536
Cedar Realty Trust Inc.	156,716	533
Bryn Mawr Bank Corp.	14,718	532
Community Healthcare Trust Inc.	14,808	531
Fidelity Southern Corp.	19,346	530
Hersha Hospitality Trust Class A	30,464	522
AG Mortgage Investment Trust Inc.	31,006	522
Banc of California Inc.	37,714	522
Northfield Bancorp Inc.	37,390	520
Federal Agricultural Mortgage Corp.	7,166	519

Washington Trust Bancorp Inc.	10,612	511
Saul Centers Inc.	9,891	508
* Customers Bancorp Inc.	27,711	507
Pennsylvania REIT	78,966	497
Anworth Mortgage Asset Corp.	122,835	496
FBL Financial Group Inc. Class A	7,741	486
Urstadt Biddle Properties Inc. Class A	23,329	482
* National Commerce Corp.	12,208	479
* St. Joe Co.	28,982	478
Western Asset Mortgage Capital Corp.	46,368	474
First of Long Island Corp.	21,619	474
Blue Hills Bancorp Inc.	19,821	474
Horizon Bancorp Inc.	28,779	463
Community Trust Bancorp Inc.	11,234	461
Virtus Investment Partners Inc.	4,713	460
Great Southern Bancorp Inc.	8,698	451
* INTL. FCStone Inc.	11,591	449
UMH Properties Inc.	31,792	448
Camden National Corp.	10,634	444
ConnectOne Bancorp Inc.	22,262	439
First Defiance Financial Corp.	14,815	426
Whitestone REIT	35,347	425
KKR Real Estate Finance Trust Inc.	21,141	423
German American Bancorp Inc.	14,395	423
* Safeguard Scientifics Inc.	38,442	417
* TriState Capital Holdings Inc.	20,232	413
State Auto Financial Corp.	12,311	405
Live Oak Bancshares Inc.	27,611	403
Waterstone Financial Inc.	24,139	397
Bridge Bancorp Inc.	13,560	397
First Financial Corp.	9,435	396
Peoples Bancorp Inc.	12,777	396
CorePoint Lodging Inc.	35,204	393
Bank of Marin Bancorp	9,648	393
* EZCORP Inc. Class A	41,670	388
FB Financial Corp.	12,226	388
Mercantile Bank Corp.	11,852	388
Front Yard Residential Corp.	41,596	386
CBTX Inc.	11,854	385
Ready Capital Corp.	26,095	383
First Community Bankshares Inc.	11,537	382
First Foundation Inc.	28,055	381
Jernigan Capital Inc.	18,034	379
Ashford Hospitality Trust Inc.	79,633	378
Independent Bank Corp.	17,529	377
CorEnergy Infrastructure Trust Inc.	9,866	363
Dynex Capital Inc.	59,255	361
* Nicolet Bankshares Inc.	6,016	359
* Cowen Inc. Class A	24,160	350
Clearway Energy Inc. Class A	23,992	349
Braemar Hotels & Resorts Inc.	28,386	347
Orchid Island Capital Inc.	52,315	344
Diamond Hill Investment Group Inc.	2,446	342
Bar Harbor Bankshares	13,006	336
Heritage Commerce Corp.	27,671	335
^ CBL & Associates Properties Inc.	209,977	325
United Community Financial Corp.	34,569	323

	Retail Value Inc.	10,293	321
	Republic Bancorp Inc. Class A	7,027	314
	RMR Group Inc. Class A	5,125	313
	Arrow Financial Corp.	9,428	310
	Ares Commercial Real Estate Corp.	20,282	308
	One Liberty Properties Inc.	10,579	307
*	Atlantic Capital Bancshares Inc.	17,184	306
*,^	eXp World Holdings Inc.	27,949	304
	City Office REIT Inc.	26,810	303
*	National Energy Services Reunited Corp.	28,937	302
	BBX Capital Corp. Class A	50,915	301
*	Victory Capital Holdings Inc. Class A	19,877	299
	Franklin Financial Network Inc.	10,257	298
*	Greenlight Capital Re Ltd. Class A	27,050	294
	HomeTrust Bancshares Inc.	11,616	293
	Greenhill & Co. Inc.	13,600	293
*	Bancorp Inc.	36,113	292
	Heritage Insurance Holdings Inc.	19,766	289
	First Mid-Illinois Bancshares Inc.	8,626	287
	Merchants Bancorp	13,172	283
	Cherry Hill Mortgage Investment Corp.	16,365	282
	Global Medical REIT Inc.	28,211	277
	HCI Group Inc.	6,410	274
	Financial Institutions Inc.	10,038	273
	Cambridge Bancorp	3,289	272
*,^	Health Insurance Innovations Inc. Class A	9,960	267
	People's Utah Bancorp	10,058	265
*	Equity Bancshares Inc. Class A	9,142	263
*	Byline Bancorp Inc.	14,062	260
	Exantas Capital Corp.	24,347	259
	PCSB Financial Corp.	13,132	257
	CNB Financial Corp.	10,149	256
	Farmers National Banc Corp.	18,510	255
	Old Second Bancorp Inc.	20,067	253
*	On Deck Capital Inc.	46,277	251
*	FRP Holdings Inc.	5,128	244
	Arlington Asset Investment Corp. Class A	30,471	243
	Goosehead Insurance Inc. Class A	8,427	235
	Ladenburg Thalmann Financial Services Inc.	82,809	234
*	Tejon Ranch Co.	13,043	230
	United Insurance Holdings Corp.	14,207	226
	Bluerock Residential Growth REIT Inc. Class A	20,718	223
*	PICO Holdings Inc.	22,524	223
*,^	Altisource Portfolio Solutions SA	9,349	221
	Civista Bancshares Inc.	10,116	221
	MidWestOne Financial Group Inc.	8,100	221
	Ellington Residential Mortgage REIT	18,173	216
	Global Indemnity Ltd.	7,114	216
	Plymouth Industrial REIT Inc.	12,787	215
	Citizens & Northern Corp.	8,411	211
*	Citizens Inc. Class A	31,480	210
	Old Line Bancshares Inc.	8,397	209
	Sierra Bancorp	8,494	206
	First Bancshares Inc.	6,516	201
	West Bancorporation Inc.	9,617	199
	Peapack Gladstone Financial Corp.	7,498	197
	QCR Holdings Inc.	5,757	195

Southern National Bancorp of Virginia Inc.	13,309	195
Peoples Financial Services Corp.	4,308	195
Home Bancorp Inc.	5,803	193
Oppenheimer Holdings Inc. Class A	7,396	192
Farmers & Merchants Bancorp Inc.	6,384	192
EMC Insurance Group Inc.	5,919	189
Clipper Realty Inc.	14,042	188
* MoneyGram International Inc.	89,972	184
First Bancorp Inc.	7,333	183
Central Valley Community Bancorp	9,286	182
Consolidated-Tomoka Land Co.	3,057	181
Global Self Storage Inc.	46,447	179
National Bankshares Inc.	4,164	178
Guaranty Bancshares Inc.	6,015	176
Enterprise Bancorp Inc.	6,024	173
FedNat Holding Co.	10,699	172
ACNB Corp.	4,637	172
Spirit MTA REIT	25,503	166
Hingham Institution for Savings	955	164
Summit Financial Group Inc.	6,194	164
* SmartFinancial Inc.	8,647	164
American National Bankshares Inc.	4,673	163
BankFinancial Corp.	10,939	163
* Regional Management Corp.	6,593	161
* BSB Bancorp Inc.	4,834	159
Marlin Business Services Corp.	7,373	159
* HarborOne Bancorp Inc.	9,171	158
FS Bancorp Inc.	3,069	155
Southern Missouri Bancorp Inc.	5,023	155
Luther Burbank Corp.	15,247	154
* Southern First Bancshares Inc.	4,512	153
Northrim BanCorp Inc.	4,327	149
MBT Financial Corp.	14,741	148
Investors Title Co.	915	144
Codorus Valley Bancorp Inc.	6,754	144
Farmland Partners Inc.	21,975	141
Reliant Bancorp Inc.	6,284	140
Great Ajax Corp.	10,143	139
Century Bancorp Inc. Class A	1,900	139
Investar Holding Corp.	6,106	139
Capital City Bank Group Inc.	6,319	138
Western New England Bancorp Inc.	14,848	137
Macatawa Bank Corp.	13,643	136
First Bank	11,738	135
* Select Bancorp Inc.	11,590	132
* Baycom Corp.	5,550	126
* Hallmark Financial Services Inc.	12,060	125
Premier Financial Bancorp Inc.	7,891	124
Territorial Bancorp Inc.	4,529	122
First Financial Northwest Inc.	7,628	120
Chemung Financial Corp.	2,549	120
Penns Woods Bancorp Inc.	2,875	118
First Northwest Bancorp	7,546	117
Westwood Holdings Group Inc.	3,326	117
Pzena Investment Management Inc. Class A	14,423	117
BCB Bancorp Inc.	8,673	116
Kingstone Cos. Inc.	7,803	115

	Norwood Financial Corp.	3,727	115
	DNB Financial Corp.	3,016	114
	iStar Inc.	13,526	114
	Northeast Bancorp	5,474	113
	Bank of Princeton	3,544	112
	1st Source Corp.	2,480	111
	MidSouth Bancorp Inc.	9,625	110
*	Ocwen Financial Corp.	60,153	109
	Riverview Bancorp Inc.	14,806	108
	Mackinac Financial Corp.	6,869	108
	Hunt Cos. Finance Trust Inc.	30,449	106
	GAIN Capital Holdings Inc.	16,918	106
	MutualFirst Financial Inc.	3,518	105
	Middlefield Banc Corp.	2,547	105
	Shore Bancshares Inc.	6,832	102
	Gladstone Land Corp.	7,740	98
	Business First Bancshares Inc.	3,974	98
	SI Financial Group Inc.	7,489	97
	Parke Bancorp Inc.	4,622	97
	Timberland Bancorp Inc.	3,406	95
*	Rafael Holdings Inc. Class B	7,468	94
	Bank of Commerce Holdings	8,874	94
*	Entegra Financial Corp.	4,157	93
	First Community Corp.	4,821	92
	Safehold Inc.	4,197	92
	Independence Holding Co.	2,558	90
	Prudential Bancorp Inc.	5,160	90
*	Malvern Bancorp Inc.	4,442	89
	ESSA Bancorp Inc.	5,800	89
	First Business Financial Services Inc.	4,314	86
*,§	Herbalife Ltd. CVR	8,750	85
	Evans Bancorp Inc.	2,377	85
	Associated Capital Group Inc. Class A	2,140	85
	C&F Financial Corp.	1,671	85
*	Esquire Financial Holdings Inc.	3,649	83
*	NI Holdings Inc.	5,165	83
	First Guaranty Bancshares Inc.	3,954	81
	Orrstown Financial Services Inc.	4,359	81
	Bankwell Financial Group Inc.	2,772	81
	Sachem Capital Corp.	17,836	80
	Community Bankers Trust Corp.	10,847	79
	SB Financial Group Inc.	4,383	79
	Donegal Group Inc. Class A	5,852	79
*	Ashford Inc.	1,399	78
	Union Bankshares Inc.	1,684	76
	First Internet Bancorp	3,880	75
*	Stratus Properties Inc.	2,756	73
	MVB Financial Corp.	4,743	72
	Sotherly Hotels Inc.	10,121	69
	Unity Bancorp Inc.	3,156	60
*	Republic First Bancorp Inc.	11,103	58
	1st Constitution Bancorp	3,259	58
*	Pacific Mercantile Bancorp	7,545	57
	BRT Apartments Corp.	4,134	57
	Griffin Industrial Realty Inc.	1,523	53
*	Forestar Group Inc.	3,029	52
	Peoples Bancorp of North Carolina Inc.	1,927	51

	First United Corp.	2,828	49
*	Aspen Group Inc.	8,631	46
*	Provident Bancorp Inc.	2,019	46
	First Choice Bancorp	2,086	45
	Manning & Napier Inc.	20,773	44
*,^,§	Tobira Therapeutics CVR Exp. 12/31/2028	9,469	43
*	Impac Mortgage Holdings Inc.	10,822	42
	American River Bankshares	3,160	41
	Blue Capital Reinsurance Holdings Ltd.	6,006	40
	Two River Bancorp	2,527	40
	Silvercrest Asset Management Group Inc. Class A	2,679	38
	First Savings Financial Group Inc.	703	38
	Capstar Financial Holdings Inc.	2,465	36
	AmeriServ Financial Inc.	8,751	35
	Federal Agricultural Mortgage Corp. Class A	484	33
*	Bank7 Corp.	1,874	33
*	Security National Financial Corp. Class A	6,574	31
	Medley Management Inc. Class A	8,498	29
	Old Point Financial Corp.	1,344	28
	Plumas Bancorp	1,230	28
	United Security Bancshares	2,570	27
	Severn Bancorp Inc.	2,872	27
*	Performant Financial Corp.	11,486	24
*,^	Riot Blockchain Inc.	7,199	24
*	Elevate Credit Inc.	5,276	23
	Greene County Bancorp Inc.	722	22
	Hennessy Advisors Inc.	2,219	21
*	Metropolitan Bank Holding Corp.	588	20
	Ohio Valley Banc Corp.	544	20
*	Wheeler REIT Inc.	13,002	19
*	Consumer Portfolio Services Inc.	5,489	19
	First US Bancshares Inc.	1,900	19
*	Altisource Asset Management Corp.	592	19
*	PDL Community Bancorp	1,313	18
	Citizens First Corp.	690	17
*	Transcontinental Realty Investors Inc.	542	17
*	Maui Land & Pineapple Co. Inc.	1,478	17
*	Jason Industries Inc.	11,841	17
	LCNB Corp.	953	16
	Uniti Group Inc.	1,458	16
	PB Bancorp Inc.	1,373	15
*	FlexShopper Inc.	16,024	13
	Tremont Mortgage Trust	1,379	12
	Condor Hospitality Trust Inc.	1,282	12
	US Global Investors Inc. Class A	9,831	11
*	Meridian Corp.	591	11
*	HV Bancorp Inc.	630	10
	Manhattan Bridge Capital Inc.	1,586	10
	Fidelity D&D Bancorp Inc.	161	10
*	1347 Property Insurance Holdings Inc.	1,775	9
*	Bridgewater Bancshares Inc.	892	9
*	Nicholas Financial Inc.	983	9
	Bank of South Carolina Corp.	430	8
*	Capital Bancorp Inc.	594	7
	WVS Financial Corp.	394	7
	Sound Financial Bancorp Inc.	195	7
*	Coastal Financial Corp.	330	6

	MSB Financial Corp.	300	5
*	Atlas Financial Holdings Inc.	1,931	5
*	Community First Bancshares Inc.	405	4
	Provident Financial Holdings Inc.	135	3
*	Asta Funding Inc.	556	3
	Southwest Georgia Financial Corp.	99	2
*	National Holdings Corp.	672	2
	Ottawa Bancorp Inc.	138	2
	Bank of the James Financial Group Inc.	108	1
*,§	Ambit Biosciences Corp. CVR	1,900	1
*	CPI Card Group Inc.	296	1
*	Broadway Financial Corp.	546	1
	Central Federal Corp.	35	—
*	Conifer Holdings Inc.	99	—
*	Novume Solutions Inc.	95	—
*	Ditech Holding Corp. Warrants 01/31/2028	2,531	—
*	Ditech Holding Corp Series B Warrants Exp. 01/31/2028	2,008	—
			4,536,214
Health Care (7.9%)
	Johnson & Johnson	2,243,676	313,643
	Pfizer Inc.	4,866,349	206,674
	UnitedHealth Group Inc.	803,386	198,645
	Merck & Co. Inc.	2,191,008	182,226
	Abbott Laboratories	1,469,583	117,478
	Medtronic plc	1,123,780	102,354
	AbbVie Inc.	1,266,935	102,102
	Amgen Inc.	527,292	100,175
	Eli Lilly & Co.	737,040	95,638
	Thermo Fisher Scientific Inc.	333,764	91,358
	Gilead Sciences Inc.	1,086,833	70,655
	Bristol-Myers Squibb Co.	1,379,403	65,811
	Anthem Inc.	217,026	62,282
	Becton Dickinson and Co.	224,056	55,954
*	Celgene Corp.	588,592	55,528
*	Intuitive Surgical Inc.	95,772	54,646
	Cigna Corp.	320,052	51,471
	Stryker Corp.	251,606	49,697
*	Boston Scientific Corp.	1,159,651	44,507
	Allergan plc	281,715	41,246
	Zoetis Inc.	408,373	41,111
*	Vertex Pharmaceuticals Inc.	214,951	39,540
*	Biogen Inc.	166,917	39,456
*	Illumina Inc.	123,664	38,421
	Baxter International Inc.	423,609	34,444
*	Edwards Lifesciences Corp.	175,280	33,536
	Humana Inc.	114,675	30,504
	HCA Healthcare Inc.	230,925	30,108
*	Regeneron Pharmaceuticals Inc.	68,373	28,075
*	Alexion Pharmaceuticals Inc.	180,224	24,363
	Zimmer Biomet Holdings Inc.	173,431	22,147
*	IQVIA Holdings Inc.	140,239	20,173
*	Align Technology Inc.	64,729	18,404
*	Centene Corp.	328,455	17,441
*	IDEXX Laboratories Inc.	73,849	16,513
*	BioMarin Pharmaceutical Inc.	153,643	13,648
*	Laboratory Corp. of America Holdings	86,297	13,202
*	Incyte Corp.	152,534	13,119

	ResMed Inc.	120,329	12,511
	Cooper Cos. Inc.	41,480	12,285
	Cardinal Health Inc.	253,690	12,215
*	Mylan NV	421,545	11,947
*	Hologic Inc.	245,140	11,865
	Teleflex Inc.	38,775	11,716
*	WellCare Health Plans Inc.	42,297	11,410
*	Varian Medical Systems Inc.	76,613	10,858
	Quest Diagnostics Inc.	115,964	10,427
*	ABIOMED Inc.	36,011	10,284
	Universal Health Services Inc. Class B	71,754	9,599
	Dentsply Sirona Inc.	186,601	9,254
*	Exact Sciences Corp.	105,601	9,147
	STERIS plc	70,323	9,003
*	DexCom Inc.	75,071	8,941
*	Ionis Pharmaceuticals Inc.	106,324	8,630
*	Alnylam Pharmaceuticals Inc.	81,354	7,603
*	Molina Healthcare Inc.	51,386	7,295
*	Bluebird Bio Inc.	45,962	7,231
	West Pharmaceutical Services Inc.	64,875	7,149
*	Jazz Pharmaceuticals plc	49,139	7,024
*	Sage Therapeutics Inc.	42,247	6,719
*	Sarepta Therapeutics Inc.	56,184	6,697
*	Neurocrine Biosciences Inc.	75,548	6,656
	Bio-Techne Corp.	33,056	6,563
*	Seattle Genetics Inc.	88,145	6,456
	Hill-Rom Holdings Inc.	60,461	6,400
*	Exelixis Inc.	257,035	6,117
*	DaVita Inc.	112,654	6,116
*	Charles River Laboratories International Inc.	40,851	5,934
*	Masimo Corp.	41,025	5,673
*	Bio-Rad Laboratories Inc. Class A	17,705	5,412
*	PRA Health Sciences Inc.	48,654	5,366
*	Catalent Inc.	125,010	5,074
*	Alkermes plc	136,872	4,994
*	Nektar Therapeutics Class A	147,790	4,966
*	Insulet Corp.	51,010	4,851
*	Array BioPharma Inc.	194,590	4,744
	Encompass Health Corp.	77,973	4,554
*	United Therapeutics Corp.	37,253	4,372
	Chemed Corp.	13,598	4,352
*	Penumbra Inc.	27,856	4,095
*	Horizon Pharma plc	152,500	4,031
*	ICU Medical Inc.	16,629	3,980
*	Haemonetics Corp.	43,520	3,807
*	HealthEquity Inc.	51,357	3,799
*	Syneos Health Inc.	72,544	3,755
*	FibroGen Inc.	67,646	3,677
*	Wright Medical Group NV	112,316	3,532
	Bruker Corp.	90,698	3,486
*,^	Teladoc Health Inc.	61,095	3,397
*	Novocure Ltd.	68,164	3,283
*	Integra LifeSciences Holdings Corp.	58,880	3,281
*	Amedisys Inc.	26,540	3,271
*	Spark Therapeutics Inc.	28,594	3,256
*	Globus Medical Inc.	63,999	3,162
*	Ultragenyx Pharmaceutical Inc.	44,847	3,111

* Blueprint Medicines Corp.	37,775	3,024
* LHC Group Inc.	26,217	2,906
* Agios Pharmaceuticals Inc.	41,703	2,812
* Amicus Therapeutics Inc.	197,137	2,681
* Tandem Diabetes Care Inc.	41,055	2,607
* Merit Medical Systems Inc.	41,265	2,551
* NuVasive Inc.	44,796	2,544
* Neogen Corp.	44,147	2,534
* ACADIA Pharmaceuticals Inc.	90,626	2,433
* Omnicell Inc.	29,670	2,399
* Tenet Healthcare Corp.	81,327	2,345
* Glaukos Corp.	29,781	2,334
* MEDNAX Inc.	81,239	2,207
Cantel Medical Corp.	32,753	2,191
* Myriad Genetics Inc.	65,556	2,176
* Global Blood Therapeutics Inc.	40,704	2,154
^ Healthcare Services Group Inc.	65,206	2,151
* Emergent BioSolutions Inc.	42,036	2,124
* Halozyme Therapeutics Inc.	130,478	2,101
* Ligand Pharmaceuticals Inc.	16,452	2,068
* Immunomedics Inc.	106,211	2,040
Ensign Group Inc.	39,594	2,027
* Intercept Pharmaceuticals Inc.	18,090	2,024
* Aerie Pharmaceuticals Inc.	42,008	1,995
* Ironwood Pharmaceuticals Inc. Class A	144,788	1,959
* HMS Holdings Corp.	65,832	1,949
* Avanos Medical Inc.	45,453	1,940
* Repligen Corp.	31,773	1,877
* Insmed Inc.	62,655	1,821
* Medicines Co.	64,640	1,807
* Portola Pharmaceuticals Inc.	51,792	1,797
* BioTelemetry Inc.	28,455	1,782
* Arena Pharmaceuticals Inc.	39,693	1,779
* Zogenix Inc.	32,055	1,763
CONMED Corp.	21,134	1,758
* Quidel Corp.	26,808	1,755
* Mirati Therapeutics Inc.	23,826	1,746
* Acceleron Pharma Inc.	37,397	1,742
* PTC Therapeutics Inc.	46,083	1,735
* REGENXBIO Inc.	29,422	1,686
* MyoKardia Inc.	32,287	1,679
* Nevro Corp.	26,668	1,667
* Invitae Corp.	68,404	1,602
* Amneal Pharmaceuticals Inc.	108,315	1,535
* Mallinckrodt plc	69,958	1,521
* NeoGenomics Inc.	73,228	1,498
Patterson Cos. Inc.	68,242	1,491
* Supernus Pharmaceuticals Inc.	40,632	1,424
* Audentes Therapeutics Inc.	36,430	1,422
* Magellan Health Inc.	20,556	1,355
* Atara Biotherapeutics Inc.	33,760	1,342
* iRhythm Technologies Inc.	17,639	1,322
* Endo International plc	164,335	1,320
* WageWorks Inc.	34,810	1,314
* STAAR Surgical Co.	37,759	1,291
* Select Medical Holdings Corp.	91,072	1,283
* Inogen Inc.	13,347	1,273

*	Medpace Holdings Inc.	21,410	1,263
*	Heron Therapeutics Inc.	51,649	1,262
*	Reata Pharmaceuticals Inc. Class A	14,243	1,217
*	Genomic Health Inc.	17,339	1,215
*	Pacira Pharmaceuticals Inc.	31,756	1,209
*	Puma Biotechnology Inc.	30,809	1,195
*,^	Denali Therapeutics Inc.	51,296	1,191
*	Xencor Inc.	38,164	1,185
*,^	Arrowhead Pharmaceuticals Inc.	64,219	1,178
*	Enanta Pharmaceuticals Inc.	12,315	1,176
*	AnaptysBio Inc.	15,844	1,157
*	Momenta Pharmaceuticals Inc.	78,100	1,135
*	Clovis Oncology Inc.	44,663	1,109
*	Iovance Biotherapeutics Inc.	109,432	1,041
*	Natera Inc.	50,289	1,037
*	Cambrex Corp.	26,646	1,035
	Atrion Corp.	1,168	1,026
*	Varex Imaging Corp.	29,990	1,016
*	Brookdale Senior Living Inc.	154,032	1,014
*	Prestige Consumer Healthcare Inc.	33,606	1,005
	US Physical Therapy Inc.	9,228	969
*	Cardiovascular Systems Inc.	24,994	966
*	Corcept Therapeutics Inc.	81,944	962
*	Natus Medical Inc.	37,700	957
*	Spectrum Pharmaceuticals Inc.	87,309	933
*,^	Guardant Health Inc.	11,495	882
*	MacroGenics Inc.	48,911	879
*	Theravance Biopharma Inc.	38,179	866
*	Editas Medicine Inc.	35,219	861
*,^	Allakos Inc.	21,245	860
*	Apellis Pharmaceuticals Inc.	43,222	843
*	Intersect ENT Inc.	26,064	838
*	CareDx Inc.	26,265	828
*	Innoviva Inc.	58,815	825
*	Lantheus Holdings Inc.	33,532	821
*	Orthofix Medical Inc.	14,269	805
*,^	Esperion Therapeutics Inc.	19,875	798
*	Alder Biopharmaceuticals Inc.	57,977	791
	Luminex Corp.	33,538	772
*,^	TherapeuticsMD Inc.	158,451	772
*	Pacific Biosciences of California Inc.	104,978	759
*	AtriCure Inc.	28,170	755
*	Cymabay Therapeutics Inc.	56,622	752
*	Aimmune Therapeutics Inc.	33,427	747
*	CryoLife Inc.	25,532	745
*	Retrophin Inc.	32,887	744
*	Epizyme Inc.	59,901	742
*	Fate Therapeutics Inc.	42,216	742
*	Vanda Pharmaceuticals Inc.	40,286	741
*	Revance Therapeutics Inc.	46,692	736
*	BioCryst Pharmaceuticals Inc.	90,009	733
*	Dicerna Pharmaceuticals Inc.	49,424	724
*	Rubius Therapeutics Inc.	39,785	720
*	AngioDynamics Inc.	31,392	718
*	Veracyte Inc.	28,440	712
*,^	Madrigal Pharmaceuticals Inc.	5,641	707
*	Inspire Medical Systems Inc.	12,063	685

*	OraSure Technologies Inc.	61,357	684
*	GlycoMimetics Inc.	54,824	683
*,^	Acadia Healthcare Co. Inc.	23,272	682
*	R1 RCM Inc.	70,184	679
*,^	Omeros Corp.	38,820	674
*	Dermira Inc.	49,601	672
*	Radius Health Inc.	33,567	669
*	Eagle Pharmaceuticals Inc.	13,245	669
*	Amphastar Pharmaceuticals Inc.	32,577	666
*,^	Allogene Therapeutics Inc.	22,878	661
*	Tactile Systems Technology Inc.	12,440	656
*	Sangamo Therapeutics Inc.	68,253	651
*	NanoString Technologies Inc.	26,856	643
*	Intellia Therapeutics Inc.	36,782	628
*	Cerus Corp.	100,208	624
*	Coherus Biosciences Inc.	45,122	615
	National HealthCare Corp.	8,068	612
	Meridian Bioscience Inc.	34,159	602
*	Vericel Corp.	33,818	592
*	ANI Pharmaceuticals Inc.	8,394	592
*	Hanger Inc.	30,289	577
*	HealthStream Inc.	19,981	561
*	Cara Therapeutics Inc.	27,872	547
*	ViewRay Inc.	72,996	539
*	Akebia Therapeutics Inc.	65,608	537
*	Voyager Therapeutics Inc.	27,907	534
*	Rhythm Pharmaceuticals Inc.	19,399	532
*	Tivity Health Inc.	29,514	518
*	Acorda Therapeutics Inc.	38,904	517
*	Triple-S Management Corp. Class B	22,447	512
*,^	Rockwell Medical Inc.	89,409	509
*	PDL BioPharma Inc.	136,187	507
*	BioSpecifics Technologies Corp.	7,922	494
*	GenMark Diagnostics Inc.	68,988	489
*	CorVel Corp.	7,449	486
*	Addus HomeCare Corp.	7,613	484
*	Heska Corp.	5,621	478
*	Fluidigm Corp.	35,109	467
*	Assembly Biosciences Inc.	23,568	464
*,^	Accelerate Diagnostics Inc.	21,795	458
*	Accuray Inc.	95,072	453
*	Achillion Pharmaceuticals Inc.	152,045	450
*	Ra Pharmaceuticals Inc.	20,050	449
*	Akorn Inc.	126,561	446
*	Arcus Biosciences Inc.	35,303	441
*,^	Geron Corp.	264,770	440
*	Intra-Cellular Therapies Inc.	35,784	436
*	Kura Oncology Inc.	25,894	430
*	Osiris Therapeutics Inc.	22,347	425
*	Surmodics Inc.	9,546	415
*	Athenex Inc.	33,515	411
*	Kadmon Holdings Inc.	151,605	400
*	Dynavax Technologies Corp.	53,440	391
*	Tricida Inc.	9,821	379
*	RadNet Inc.	30,506	378
*	SIGA Technologies Inc.	62,890	378
*,^	Viking Therapeutics Inc.	37,275	371

*	Syros Pharmaceuticals Inc.	40,182	367
*	Adverum Biotechnologies Inc.	69,973	367
	Perrigo Co. plc	7,548	364
*	Axogen Inc.	17,257	363
*	ChemoCentryx Inc.	26,036	362
*	BioLife Solutions Inc.	20,017	358
*,^	ZIOPHARM Oncology Inc.	92,554	356
*	Antares Pharma Inc.	116,010	352
*	Five Prime Therapeutics Inc.	26,099	350
*,^	Corbus Pharmaceuticals Holdings Inc.	50,216	349
*	CytomX Therapeutics Inc.	32,465	349
*	Community Health Systems Inc.	91,956	343
*	AMAG Pharmaceuticals Inc.	26,628	343
	Invacare Corp.	40,923	343
	LeMaitre Vascular Inc.	11,044	342
	Owens & Minor Inc.	82,833	340
*	ArQule Inc.	68,412	328
*	Flexion Therapeutics Inc.	26,189	327
*	OrthoPediatrics Corp.	7,342	325
*	Stemline Therapeutics Inc.	25,188	324
*,^	Senseonics Holdings Inc.	130,659	320
*	Collegium Pharmaceutical Inc.	21,142	320
*,^	Akcea Therapeutics Inc.	11,107	315
*	RTI Surgical Holdings Inc.	51,207	308
*	Seres Therapeutics Inc.	44,375	305
*	BioDelivery Sciences International Inc.	56,918	302
*,^	Intrexon Corp.	57,319	302
*	Karyopharm Therapeutics Inc.	51,309	300
*	G1 Therapeutics Inc.	17,893	297
*	Ardelyx Inc.	104,823	294
*	TG Therapeutics Inc.	35,634	287
*	Rocket Pharmaceuticals Inc.	16,069	282
*,^	MannKind Corp.	142,720	281
*	Anika Therapeutics Inc.	9,192	278
*	Progenics Pharmaceuticals Inc.	59,856	278
*,^	Inovio Pharmaceuticals Inc.	74,416	278
*	PetIQ Inc. Class A	8,793	276
*	Cytokinetics Inc.	33,753	273
	Utah Medical Products Inc.	3,090	273
*	Paratek Pharmaceuticals Inc.	50,735	272
*	Kindred Biosciences Inc.	28,450	261
*	Xeris Pharmaceuticals Inc.	25,828	259
*,^	Pulse Biosciences Inc.	14,626	257
*	Catalyst Pharmaceuticals Inc.	50,417	257
*	Apollo Medical Holdings Inc.	13,697	251
*,^	Homology Medicines Inc.	8,944	248
*	Deciphera Pharmaceuticals Inc.	10,620	246
*	Enzo Biochem Inc.	89,215	244
*	ImmunoGen Inc.	87,872	238
*,^	Lannett Co. Inc.	30,199	238
*	BioScrip Inc.	117,538	235
*	Bellicum Pharmaceuticals Inc.	69,323	234
*	Agenus Inc.	78,117	232
*	Concert Pharmaceuticals Inc.	19,096	230
*	Cutera Inc.	12,390	219
*	Minerva Neurosciences Inc.	27,569	217
*	Tetraphase Pharmaceuticals Inc.	161,327	216

*	MediciNova Inc.	25,702	213
*	Kiniksa Pharmaceuticals Ltd. Class A	11,665	211
*	Abeona Therapeutics Inc.	27,986	206
*	Krystal Biotech Inc.	6,067	200
*,^	XOMA Corp.	15,975	198
*	Quanterix Corp.	7,461	193
*,^	UNITY Biotechnology Inc.	23,753	193
*	KalVista Pharmaceuticals Inc.	6,551	187
*	Rigel Pharmaceuticals Inc.	72,736	187
*	Avid Bioservices Inc.	43,517	185
*	Tocagen Inc.	16,929	184
*	Aclaris Therapeutics Inc.	30,372	182
*,^	Surgery Partners Inc.	15,873	179
*	Calithera Biosciences Inc.	26,428	178
*	Eloxx Pharmaceuticals Inc.	14,656	171
*	Marinus Pharmaceuticals Inc.	40,923	171
*,^	Novavax Inc.	308,616	170
*,^	Helius Medical Technologies Inc. Class A	25,343	169
*	Protagonist Therapeutics Inc.	13,165	165
*	Aldeyra Therapeutics Inc.	18,112	164
*	SeaSpine Holdings Corp.	10,657	161
*	Kezar Life Sciences Inc.	8,751	155
*	Eiger BioPharmaceuticals Inc.	11,095	155
*,^	Axsome Therapeutics Inc.	10,535	150
*	Alector Inc.	7,976	149
*	Mersana Therapeutics Inc.	28,104	148
*,^	AcelRx Pharmaceuticals Inc.	42,458	148
*	CytoSorbents Corp.	19,216	145
*	Conformis Inc.	50,053	144
*	Scholar Rock Holding Corp.	7,594	143
*,^	CorMedix Inc.	14,815	140
*,^	CASI Pharmaceuticals Inc.	48,675	140
*,^	Corindus Vascular Robotics Inc.	79,184	138
*,^	Galectin Therapeutics Inc.	26,902	137
*	Apyx Medical Corp.	21,359	135
*	Aeglea BioTherapeutics Inc.	16,581	133
*	Gossamer Bio Inc.	5,889	128
*	Chimerix Inc.	57,135	120
*,^	Evolus Inc.	5,308	120
*	FONAR Corp.	5,825	119
*	SI-BONE Inc.	6,267	118
*	Menlo Therapeutics Inc.	15,038	118
*,^	PolarityTE Inc.	10,958	117
*	Spring Bank Pharmaceuticals Inc.	10,918	115
*	Crinetics Pharmaceuticals Inc.	4,921	112
*,^	Dova Pharmaceuticals Inc.	12,543	112
*,^	Magenta Therapeutics Inc.	6,759	111
*	Harvard Bioscience Inc.	25,649	111
*	Agile Therapeutics Inc.	66,272	100
*	Assertio Therapeutics Inc.	19,722	100
*	OPKO Health Inc.	37,549	98
*	Celcuity Inc.	4,354	95
*	Chiasma Inc.	17,909	93
*	Oncocyte Corp.	23,057	91
*,^	Palatin Technologies Inc.	92,694	91
*	Recro Pharma Inc.	15,149	89
*	Harrow Health Inc.	17,757	88

*	Synlogic Inc.	11,484	87
*,^	Adamis Pharmaceuticals Corp.	41,067	87
*	Capital Senior Living Corp.	21,578	86
*	Organovo Holdings Inc.	84,939	84
*,^	ADMA Biologics Inc.	22,171	84
*,^	Ekso Bionics Holdings Inc.	33,062	83
*,^	BioTime Inc.	60,466	79
*	Misonix Inc.	4,061	78
*,^	Moderna Inc.	3,810	78
*	iRadimed Corp.	2,691	76
*	Joint Corp.	4,679	74
*	Catalyst Biosciences Inc.	8,875	72
*,^	CEL-SCI Corp.	18,616	66
*	Liquidia Technologies Inc.	5,777	66
*	EyePoint Pharmaceuticals Inc.	36,384	65
*	Merrimack Pharmaceuticals Inc.	9,104	63
*,^	Eidos Therapeutics Inc.	2,613	61
*	Principia Biopharma Inc.	1,789	61
*	Fortress Biotech Inc.	34,017	61
*,^	Catasys Inc.	4,876	60
*	Evelo Biosciences Inc.	7,420	59
*	Acer Therapeutics Inc.	2,387	58
*	Anixa Biosciences Inc.	12,599	57
*	Sensus Healthcare Inc.	8,033	56
*	Cumberland Pharmaceuticals Inc.	9,187	53
*	Chembio Diagnostics Inc.	9,505	53
*	Verastem Inc.	17,640	52
*	Forty Seven Inc.	3,230	52
*	Translate Bio Inc.	4,946	50
*	SCYNEXIS Inc.	32,901	50
*	resTORbio Inc.	7,227	49
*	Cocrystal Pharma Inc.	17,553	48
*	Opiant Pharmaceuticals Inc.	3,628	48
*,^	Cassava Sciences Inc.	36,827	48
*	Tyme Technologies Inc.	26,570	47
*,^	Sesen Bio Inc.	45,389	47
*	Checkpoint Therapeutics Inc.	15,425	44
*	Aravive Inc.	6,119	43
*	Y-mAbs Therapeutics Inc.	1,624	43
*	Syndax Pharmaceuticals Inc.	8,086	42
*	Applied Genetic Technologies Corp.	9,953	42
*	Matinas BioPharma Holdings Inc.	38,158	42
*	Odonate Therapeutics Inc.	1,874	41
*	IRIDEX Corp.	8,974	41
*	MEI Pharma Inc.	13,126	40
*	Electromed Inc.	7,476	39
*	BrainStorm Cell Therapeutics Inc.	8,854	38
	Psychemedics Corp.	2,717	38
*	Champions Oncology Inc.	3,815	37
*,^	SELLAS Life Sciences Group Inc.	35,500	36
*	Miragen Therapeutics Inc.	12,976	36
*,^	Heat Biologics Inc.	28,258	36
*	Verrica Pharmaceuticals Inc.	3,316	36
*	Fulgent Genetics Inc.	5,918	35
*	Alpine Immune Sciences Inc.	5,130	35
*	KemPharm Inc.	20,749	35
*	Alimera Sciences Inc.	32,384	34

*	Neon Therapeutics Inc.	5,120	33
*	Actinium Pharmaceuticals Inc.	68,434	33
*	Vermillion Inc.	27,757	32
*	Athersys Inc.	21,237	32
*	Avenue Therapeutics Inc.	6,688	32
*	Replimune Group Inc.	2,068	31
*	Otonomy Inc.	11,898	31
*	Savara Inc.	4,243	31
*	Ophthotech Corp.	22,096	31
*	T2 Biosystems Inc.	11,541	30
*	Zosano Pharma Corp.	6,164	29
*	InfuSystem Holdings Inc.	5,867	29
*	Pfenex Inc.	4,726	29
*	Ovid therapeutics Inc.	16,387	29
*	Conatus Pharmaceuticals Inc.	26,615	29
*	Achieve Life Sciences Inc.	8,755	28
*	Molecular Templates Inc.	4,859	28
*	Celsion Corp.	14,074	28
*	Apollo Endosurgery Inc.	7,315	27
	Biolase Inc.	11,167	27
*	Catabasis Pharmaceuticals Inc.	3,351	27
*	Onconova Therapeutics Inc.	7,900	26
*	Surface Oncology Inc.	5,374	26
*	AzurRx BioPharma Inc.	10,545	26
*	Bioxcel Therapeutics Inc.	2,570	25
*,^	ElectroCore Inc.	3,624	25
*	Precision BioSciences Inc.	1,399	25
*	Clearside Biomedical Inc.	17,849	25
*	Genesis Healthcare Inc.	16,934	24
*	OncoMed Pharmaceuticals Inc.	23,234	24
*	Strata Skin Sciences Inc.	8,329	24
*	AAC Holdings Inc.	12,819	24
*	Aquestive Therapeutics Inc.	3,344	23
*,^	GTx Inc.	19,249	23
*	OncoSec Medical Inc.	40,271	22
*	Twist Bioscience Corp.	955	22
*	NewLink Genetics Corp.	10,738	21
*	Viveve Medical Inc.	21,973	21
*	Enochian Biosciences Inc.	2,973	21
*	Shockwave Medical Inc.	611	20
*,^	Genocea Biosciences Inc.	33,914	20
*	Novan Inc.	20,925	20
*	Jounce Therapeutics Inc.	3,164	20
*	Allena Pharmaceuticals Inc.	2,783	20
*	Mustang Bio Inc.	5,727	20
*	Xtant Medical Holdings Inc.	6,372	19
*	Gritstone Oncology Inc.	1,437	19
	Digirad Corp.	20,942	19
*,^	BioPharmX Corp.	214,888	19
*	Titan Pharmaceuticals Inc.	10,563	19
*	AgeX Therapeutics Inc.	4,590	19
*	Orgenesis Inc.	3,461	18
*	Alphatec Holdings Inc.	6,567	17
*,^	Sophiris Bio Inc.	17,225	17
*	Vapotherm Inc.	851	17
*	Aileron Therapeutics Inc.	8,322	16
*	ContraFect Corp.	39,895	16

*	Novus Therapeutics Inc.	3,914	16
*,^	Second Sight Medical Products Inc.	19,388	15
*,^	Fibrocell Science Inc.	7,830	15
*	CTI BioPharma Corp.	15,576	15
*	Tracon Pharmaceuticals Inc.	10,884	15
*	Anavex Life Sciences Corp.	4,877	15
*	CAS Medical Systems Inc.	5,986	15
^	Altimmune Inc.	4,971	14
*	Arvinas Inc.	962	14
*	PhaseBio Pharmaceuticals Inc.	1,446	14
*	Curis Inc.	6,898	14
*,^	Navidea Biopharmaceuticals Inc.	99,378	14
*	Aptevo Therapeutics Inc.	15,236	14
*,^	Achaogen Inc.	29,037	13
*	Proteostasis Therapeutics Inc.	9,655	12
*,^	Trovagene Inc.	3,233	12
*,^	Leap Therapeutics Inc.	6,443	12
*	Provention Bio Inc.	5,199	12
*	Sorrento Therapeutics Inc.	2,465	12
*	Outlook Therapeutics Inc.	1,541	11
*	CytRx Corp.	17,980	11
*	Millendo Therapeutics Inc.	756	11
*	Caladrius Biosciences Inc.	3,127	11
*	Five Star Senior Living Inc.	11,520	11
*	Kodiak Sciences Inc.	1,718	11
*	aTyr Pharma Inc.	20,330	11
*	AquaBounty Technologies Inc.	5,078	11
*	Vical Inc.	9,238	11
*	Sutro Biopharma Inc.	955	11
*	Sienna Biopharmaceuticals Inc.	4,685	11
*,^	Obalon Therapeutics Inc.	7,454	11
*	Constellation Pharmaceuticals Inc.	765	10
*	PDS Biotechnology Corp.	1,395	10
*	Evoke Pharma Inc.	6,755	10
*	VIVUS Inc.	2,271	10
*	Vaxart Inc.	4,638	9
*	X4 Pharmaceuticals Inc.	516	9
*	NanoViricides Inc.	32,759	9
*	Cohbar Inc.	2,678	9
*	Sunesis Pharmaceuticals Inc.	7,041	9
*	Moleculin Biotech Inc.	10,228	8
*	Ocular Therapeutix Inc.	2,071	8
*	Soligenix Inc.	8,654	8
*	Cyclacel Pharmaceuticals Inc.	7,684	7
*	Sonoma Pharmaceuticals Inc.	7,447	7
*	Rexahn Pharmaceuticals Inc.	13,332	7
*,^	Myomo Inc.	5,475	7
*	Soleno Therapeutics Inc.	3,169	7
*,^	iBio Inc.	7,387	6
*,^	Teligent Inc.	5,503	6
*	Corvus Pharmaceuticals Inc.	1,535	6
*	American Shared Hospital Services	2,212	6
*	Bellerophon Therapeutics Inc.	9,328	6
*	Aethlon Medical Inc.	6,001	6
*,§	Omthera Pharmaceuticals Inc. CVR	9,400	6
*	Equillium Inc.	668	5
*,^	Akers Biosciences Inc.	5,398	5

*	Aptinyx Inc.	1,201	5
*,§	Seventy Seven Energy Inc. Escrow Line	42,434	5
*,^	Co-Diagnostics Inc.	4,193	4
*	Histogenics Corp.	38,207	4
*	Neuronetics Inc.	287	4
*	Proteon Therapeutics Inc.	8,559	4
*	Standard Diversified Inc.	217	4
*	Citius Pharmaceuticals Inc.	2,909	4
*	Aevi Genomic Medicine Inc.	20,633	4
*	Synthorx Inc.	193	4
*	ImmuCell Corp.	596	4
*,§	Media General Inc. CVR	82,296	3
*,^	Ampio Pharmaceuticals Inc.	5,621	3
*	NovaBay Pharmaceuticals Inc.	2,583	3
*	Capricor Therapeutics Inc.	6,307	3
*	Evofem Biosciences Inc.	765	3
*	Sientra Inc.	296	3
*	Gemphire Therapeutics Inc.	2,169	2
*	PAVmed Inc.	2,130	2
*	XBiotech Inc.	197	2
*	PLx Pharma Inc.	410	2
*	Marker Therapeutics Inc.	305	2
*	IsoRay Inc.	4,240	2
*	Diffusion Pharmaceuticals Inc.	368	1
*,§	Social Reality Inc. Rights Exp. 12/31/2019	7,581	1
*	Eyenovia Inc.	206	1
*	Xenetic Biosciences Inc.	592	1
	Diversicare Healthcare Services Inc.	234	1
*	Aerpio Pharmaceuticals Inc.	1,017	1
*	Nobilis Health Corp.	2,169	1
*	RA Medical Systems Inc.	189	1
*	Advaxis Inc.	99	1
*	Milestone Scientific Inc.	1,319	—
*	Bioanalytical Systems Inc.	94	—
*,§	Clinical Data CVR	9,500	—
§	Wright Medical Group Inc. CVR	11,147	—
*,§	NuPathe Inc. CVR	6,287	—
			3,134,227
Industrials (8.1%)
	Boeing Co.	450,839	171,959
	Union Pacific Corp.	605,429	101,228
	3M Co.	483,599	100,482
*	PayPal Holdings Inc.	937,184	97,317
	Honeywell International Inc.	612,231	97,296
	Accenture plc Class A	531,938	93,632
	United Technologies Corp.	717,011	92,416
	General Electric Co.	7,307,623	73,003
	Danaher Corp.	536,220	70,792
	Caterpillar Inc.	482,577	65,384
	United Parcel Service Inc. Class B	582,801	65,122
	Lockheed Martin Corp.	203,380	61,047
	Automatic Data Processing Inc.	342,421	54,698
	CSX Corp.	640,384	47,914
	Raytheon Co.	239,063	43,529
	Deere & Co.	268,538	42,923
	Norfolk Southern Corp.	226,211	42,277
	Northrop Grumman Corp.	142,831	38,507

Waste Management Inc.	348,414	36,204
FedEx Corp.	198,253	35,965
Emerson Electric Co.	518,175	35,479
General Dynamics Corp.	206,332	34,928
Illinois Tool Works Inc.	234,486	33,656
Fidelity National Information Services Inc.	275,048	31,108
Sherwin-Williams Co.	70,330	30,292
Roper Technologies Inc.	87,815	30,030
* Fiserv Inc.	332,805	29,380
Eaton Corp. plc	363,444	29,279
* Worldpay Inc. Class A	253,458	28,768
Johnson Controls International plc	769,888	28,440
Amphenol Corp. Class A	249,040	23,519
TE Connectivity Ltd.	286,567	23,140
Ingersoll-Rand plc	202,364	21,845
Agilent Technologies Inc.	265,745	21,361
Paychex Inc.	264,166	21,186
Fortive Corp.	249,853	20,960
PACCAR Inc.	297,821	20,294
Waste Connections Inc.	222,700	19,729
Cummins Inc.	124,833	19,707
* Square Inc.	257,567	19,297
Willis Towers Watson plc	106,457	18,699
Parker-Hannifin Corp.	108,871	18,684
* TransDigm Group Inc.	40,903	18,570
Global Payments Inc.	134,826	18,406
Rockwell Automation Inc.	102,059	17,907
* FleetCor Technologies Inc.	72,158	17,793
Stanley Black & Decker Inc.	126,801	17,267
Verisk Analytics Inc. Class A	125,944	16,751
AMETEK Inc.	194,607	16,147
Ball Corp.	273,266	15,811
* Mettler-Toledo International Inc.	20,934	15,135
Fastenal Co.	234,883	15,105
* Waters Corp.	59,862	15,068
Cintas Corp.	72,488	14,651
* CoStar Group Inc.	31,140	14,524
L3 Technologies Inc.	67,013	13,829
* Keysight Technologies Inc.	157,307	13,717
Republic Services Inc. Class A	169,698	13,640
Vulcan Materials Co.	112,586	13,330
Total System Services Inc.	134,147	12,745
Xylem Inc.	151,968	12,012
WW Grainger Inc.	39,818	11,982
* First Data Corp. Class A	456,113	11,982
Dover Corp.	120,442	11,297
Expeditors International of Washington Inc.	146,304	11,104
Martin Marietta Materials Inc.	52,892	10,641
TransUnion	157,423	10,522
Broadridge Financial Solutions Inc.	100,779	10,450
Kansas City Southern	86,988	10,089
CH Robinson Worldwide Inc.	113,191	9,847
Masco Corp.	248,640	9,774
IDEX Corp.	63,902	9,697
* Zebra Technologies Corp.	46,264	9,694
Textron Inc.	190,192	9,635
PerkinElmer Inc.	96,446	9,294

	Old Dominion Freight Line Inc.	63,107	9,112
	Jack Henry & Associates Inc.	64,744	8,983
*	Trimble Inc.	222,055	8,971
	Jacobs Engineering Group Inc.	119,219	8,964
	Westrock Co.	222,838	8,546
	Lennox International Inc.	31,737	8,391
	Spirit AeroSystems Holdings Inc. Class A	90,879	8,318
	Packaging Corp. of America	80,789	8,029
	Wabtec Corp.	108,403	7,991
	JB Hunt Transport Services Inc.	76,454	7,744
*	United Rentals Inc.	65,862	7,525
	HEICO Corp. Class A	89,208	7,499
*	WEX Inc.	38,693	7,429
	Huntington Ingalls Industries Inc.	35,418	7,339
	Snap-on Inc.	46,659	7,303
	Cognex Corp.	141,605	7,202
	Allegion plc	78,028	7,078
	Arconic Inc.	365,687	6,988
	Graco Inc.	140,839	6,974
	Alliance Data Systems Corp.	39,632	6,935
	AO Smith Corp.	122,784	6,547
	Pentair plc	145,544	6,478
*	Crown Holdings Inc.	117,874	6,432
	Robert Half International Inc.	98,384	6,411
*	HD Supply Holdings Inc.	147,570	6,397
*	Teledyne Technologies Inc.	26,961	6,390
*	Fair Isaac Corp.	23,403	6,357
	Sealed Air Corp.	137,705	6,343
	Booz Allen Hamilton Holding Corp. Class A	108,710	6,320
*	Sensata Technologies Holding plc	135,760	6,112
*	Euronet Worldwide Inc.	42,390	6,044
	Carlisle Cos. Inc.	49,275	6,042
*	Berry Global Group Inc.	111,549	6,009
	Nordson Corp.	45,284	6,001
	Toro Co.	85,520	5,887
*	Arrow Electronics Inc.	74,897	5,772
	Donaldson Co. Inc.	112,601	5,637
	FLIR Systems Inc.	117,387	5,585
	Hubbell Inc. Class B	45,952	5,421
	Universal Display Corp.	34,556	5,282
	Xerox Corp.	162,989	5,212
	Sonoco Products Co.	83,971	5,167
	AptarGroup Inc.	48,005	5,107
	Flowserve Corp.	112,885	5,096
	Hexcel Corp.	71,026	4,912
	National Instruments Corp.	109,671	4,865
	Genpact Ltd.	135,198	4,756
	ManpowerGroup Inc.	57,015	4,715
*,^	XPO Logistics Inc.	86,575	4,653
	Fluor Corp.	125,623	4,623
	ITT Inc.	78,741	4,567
	Quanta Services Inc.	119,917	4,526
	Oshkosh Corp.	60,085	4,514
	Owens Corning	95,063	4,479
	Allison Transmission Holdings Inc.	98,718	4,434
*	Stericycle Inc.	81,003	4,408
	Woodward Inc.	46,372	4,400

* IPG Photonics Corp.	28,783	4,369
MDU Resources Group Inc.	164,501	4,249
Lincoln Electric Holdings Inc.	50,613	4,245
* Genesee & Wyoming Inc. Class A	47,846	4,169
Avnet Inc.	94,845	4,113
Acuity Brands Inc.	34,007	4,081
Insperity Inc.	32,570	4,028
Bemis Co. Inc.	71,630	3,974
MAXIMUS Inc.	55,931	3,970
Watsco Inc.	27,444	3,930
Landstar System Inc.	35,781	3,914
nVent Electric plc	144,767	3,906
* AECOM	130,540	3,873
AGCO Corp.	55,166	3,837
Littelfuse Inc.	19,971	3,644
Curtiss-Wright Corp.	31,813	3,606
* Kirby Corp.	46,794	3,515
Knight-Swift Transportation Holdings Inc.	107,172	3,502
BWX Technologies Inc.	70,431	3,492
Graphic Packaging Holding Co.	275,726	3,482
Crane Co.	40,707	3,445
Brink's Co.	44,794	3,378
EMCOR Group Inc.	45,831	3,349
Jabil Inc.	124,255	3,304
Armstrong World Industries Inc.	40,924	3,250
* Gardner Denver Holdings Inc.	113,015	3,143
MSC Industrial Direct Co. Inc. Class A	37,005	3,061
* Trex Co. Inc.	49,146	3,023
* Allegheny Technologies Inc.	117,934	3,016
Regal Beloit Corp.	35,861	2,936
* Clean Harbors Inc.	41,006	2,933
Eagle Materials Inc.	34,583	2,915
MSA Safety Inc.	27,943	2,889
* Coherent Inc.	20,343	2,883
Louisiana-Pacific Corp.	117,545	2,866
* RBC Bearings Inc.	22,201	2,823
* Axon Enterprise Inc.	51,756	2,816
* Generac Holdings Inc.	54,446	2,789
Air Lease Corp. Class A	81,158	2,788
Ryder System Inc.	44,114	2,735
Kennametal Inc.	71,830	2,640
Tetra Tech Inc.	44,057	2,625
* ASGN Inc.	41,067	2,607
Macquarie Infrastructure Corp.	62,224	2,565
* MasTec Inc.	53,187	2,558
Barnes Group Inc.	49,389	2,539
Timken Co.	57,087	2,490
* FTI Consulting Inc.	32,230	2,476
* Rogers Corp.	15,527	2,467
* Mercury Systems Inc.	37,921	2,430
* CoreLogic Inc.	64,925	2,419
John Bean Technologies Corp.	26,298	2,417
Owens-Illinois Inc.	127,182	2,414
Otter Tail Corp.	48,372	2,410
Moog Inc. Class A	27,647	2,404
Korn Ferry	52,673	2,359
* Aerojet Rocketdyne Holdings Inc.	64,851	2,304

Exponent Inc.	39,831	2,299
GATX Corp.	29,936	2,286
* Proto Labs Inc.	21,701	2,282
* Paylocity Holding Corp.	25,303	2,257
Valmont Industries Inc.	17,193	2,237
* Novanta Inc.	26,275	2,226
* Conduent Inc.	160,516	2,220
Simpson Manufacturing Co. Inc.	37,287	2,210
EnerSys	33,838	2,205
* WESCO International Inc.	41,328	2,191
* SiteOne Landscape Supply Inc.	38,102	2,178
KBR Inc.	114,014	2,177
* Resideo Technologies Inc.	110,595	2,133
Covanta Holding Corp.	122,218	2,116
Brady Corp. Class A	44,898	2,084
* Rexnord Corp.	82,775	2,081
Trinity Industries Inc.	95,160	2,068
* TopBuild Corp.	31,321	2,030
Vishay Intertechnology Inc.	109,825	2,028
ABM Industries Inc.	55,279	2,009
USG Corp.	45,830	1,984
* II-VI Inc.	52,759	1,965
* TriNet Group Inc.	32,753	1,957
* Integer Holdings Corp.	25,323	1,910
Terex Corp.	58,742	1,887
Applied Industrial Technologies Inc.	31,337	1,864
UniFirst Corp.	12,012	1,844
* AMN Healthcare Services Inc.	38,839	1,829
Belden Inc.	33,434	1,795
Silgan Holdings Inc.	60,034	1,779
Watts Water Technologies Inc. Class A	21,653	1,750
World Fuel Services Corp.	59,103	1,708
* Beacon Roofing Supply Inc.	52,828	1,699
Kaman Corp.	28,305	1,654
Granite Construction Inc.	38,200	1,648
Albany International Corp.	22,951	1,643
* Cimpress NV	20,406	1,635
Franklin Electric Co. Inc.	31,995	1,635
Universal Forest Products Inc.	54,110	1,617
* Plexus Corp.	26,255	1,600
* Advanced Disposal Services Inc.	56,786	1,590
* Sanmina Corp.	54,538	1,573
* ExlService Holdings Inc.	26,188	1,572
* Summit Materials Inc. Class A	98,808	1,568
Altra Industrial Motion Corp.	50,074	1,555
Forward Air Corp.	24,002	1,554
AAON Inc.	33,302	1,538
* Fabrinet	29,235	1,531
* Pluralsight Inc. Class A	47,671	1,513
Triton International Ltd.	48,572	1,511
Comfort Systems USA Inc.	28,368	1,486
* Navistar International Corp.	45,530	1,471
Mueller Industries Inc.	46,686	1,463
* Anixter International Inc.	25,680	1,441
Deluxe Corp.	31,905	1,395
* Builders FirstSource Inc.	102,562	1,368
* Livent Corp.	108,485	1,332

ESCO Technologies Inc.	19,798	1,327
* Itron Inc.	28,204	1,316
Cubic Corp.	23,315	1,311
* Colfax Corp.	44,051	1,307
* Knowles Corp.	73,920	1,303
* Harsco Corp.	64,301	1,296
Werner Enterprises Inc.	37,897	1,294
EVERTEC Inc.	46,476	1,293
* Casella Waste Systems Inc. Class A	36,307	1,291
Rush Enterprises Inc. Class A	30,771	1,287
Mueller Water Products Inc. Class A	127,472	1,280
* SPX Corp.	36,701	1,277
Badger Meter Inc.	22,677	1,262
* Saia Inc.	20,620	1,260
Mobile Mini Inc.	36,556	1,241
Federal Signal Corp.	47,478	1,234
* Masonite International Corp.	24,659	1,230
Matson Inc.	33,789	1,219
Actuant Corp. Class A	49,872	1,215
Schneider National Inc. Class B	57,001	1,200
* SPX FLOW Inc.	37,211	1,187
* Aerovironment Inc.	17,297	1,183
* OSI Systems Inc.	13,371	1,171
* Ambarella Inc.	27,095	1,171
* JELD-WEN Holding Inc.	65,589	1,158
EnPro Industries Inc.	17,905	1,154
Raven Industries Inc.	29,881	1,147
* Kratos Defense & Security Solutions Inc.	72,682	1,136
ICF International Inc.	14,915	1,135
HEICO Corp.	11,829	1,122
* Gibraltar Industries Inc.	27,604	1,121
* TriMas Corp.	36,464	1,102
ManTech International Corp. Class A	20,404	1,102
* Air Transport Services Group Inc.	47,003	1,083
* Cardtronics plc Class A	30,364	1,080
Sun Hydraulics Corp.	22,985	1,069
* Hub Group Inc. Class A	25,892	1,058
McGrath RentCorp	18,645	1,055
* Dycom Industries Inc.	22,704	1,043
Benchmark Electronics Inc.	38,990	1,024
Aircastle Ltd.	49,992	1,012
* Atlas Air Worldwide Holdings Inc.	19,880	1,005
US Ecology Inc.	17,794	996
* Sykes Enterprises Inc.	34,764	983
* BMC Stock Holdings Inc.	53,961	954
Tennant Co.	15,245	947
Encore Wire Corp.	16,489	944
* Huron Consulting Group Inc.	19,807	935
Apogee Enterprises Inc.	24,629	923
Methode Electronics Inc.	31,113	895
AAR Corp.	27,447	892
Boise Cascade Co.	33,040	884
* Verra Mobility Corp.	73,465	874
Greif Inc. Class A	20,834	859
Greenbrier Cos. Inc.	26,444	852
* TrueBlue Inc.	36,032	852
Lindsay Corp.	8,740	846

*	Installed Building Products Inc.	17,167	833
*	MACOM Technology Solutions Holdings Inc.	49,798	832
	Standex International Corp.	11,295	829
*	Atkore International Group Inc.	38,131	821
*	CBIZ Inc.	40,045	811
	MTS Systems Corp.	14,798	806
*	Continental Building Products Inc.	32,437	804
	Advanced Drainage Systems Inc.	30,765	793
	Astec Industries Inc.	20,885	789
	Navigant Consulting Inc.	40,309	785
*	Patrick Industries Inc.	17,198	779
	Alamo Group Inc.	7,726	772
*,^	Inovalon Holdings Inc. Class A	61,724	767
	Primoris Services Corp.	36,767	760
	Kadant Inc.	8,634	759
	Griffon Corp.	40,709	752
	KEMET Corp.	43,831	744
*	US Concrete Inc.	17,940	743
	AVX Corp.	42,688	740
*	SEACOR Holdings Inc.	17,439	737
	Heartland Express Inc.	37,643	726
	CTS Corp.	24,287	713
	Triumph Group Inc.	37,042	706
*	Tutor Perini Corp.	40,140	687
	AZZ Inc.	16,774	687
	H&E Equipment Services Inc.	26,864	675
	Kforce Inc.	18,809	661
	Argan Inc.	13,190	659
	GrafTech International Ltd.	51,475	658
*	Astronics Corp.	19,792	648
*	Milacron Holdings Corp.	56,997	645
	ADT Inc.	100,440	642
	Douglas Dynamics Inc.	16,740	637
	Wabash National Corp.	46,065	624
*	GreenSky Inc. Class A	48,023	621
	ArcBest Corp.	20,057	618
*	Everi Holdings Inc.	58,673	617
*	Thermon Group Holdings Inc.	25,165	617
*	TTM Technologies Inc.	52,216	613
*	Gates Industrial Corp. plc	42,411	608
*	Manitowoc Co. Inc.	36,777	604
	Mesa Laboratories Inc.	2,578	594
*	FARO Technologies Inc.	13,388	588
	Global Brass & Copper Holdings Inc.	16,950	584
	Heidrick & Struggles International Inc.	15,142	580
*	GMS Inc.	38,024	575
	Kelly Services Inc. Class A	25,590	565
*	Echo Global Logistics Inc.	22,509	558
	Quanex Building Products Corp.	34,869	554
*	CIRCOR International Inc.	16,867	550
	Gorman-Rupp Co.	16,080	546
	Marten Transport Ltd.	29,621	528
	DMC Global Inc.	10,595	526
	Columbus McKinnon Corp.	15,129	520
*	PGT Innovations Inc.	36,708	508
	Cass Information Systems Inc.	10,620	502
*	Evo Payments Inc. Class A	17,203	500

	Myers Industries Inc.	29,048	497
	TTEC Holdings Inc.	13,647	494
*	DXP Enterprises Inc.	12,487	486
	Hyster-Yale Materials Handling Inc.	7,759	484
	Ennis Inc.	22,944	476
	Barrett Business Services Inc.	6,077	470
*	NV5 Global Inc.	7,889	468
	Briggs & Stratton Corp.	39,405	466
*	Aegion Corp. Class A	26,523	466
*	MYR Group Inc.	13,120	454
*	Vicor Corp.	14,344	445
	Quad/Graphics Inc.	36,770	438
*	Veeco Instruments Inc.	40,235	436
*	Team Inc.	24,450	428
*	NCI Building Systems Inc.	68,626	423
*	CAI International Inc.	17,614	409
	Resources Connection Inc.	24,685	408
*	Donnelley Financial Solutions Inc.	27,310	406
*	Heritage-Crystal Clean Inc.	14,261	391
*	Great Lakes Dredge & Dock Corp.	43,760	390
*	Wesco Aircraft Holdings Inc.	44,014	387
*	Ducommun Inc.	8,885	387
	NVE Corp.	3,806	373
*	Daseke Inc.	69,618	354
	National Research Corp.	8,993	347
	Multi-Color Corp.	6,779	338
*	Foundation Building Materials Inc.	34,021	335
	REV Group Inc.	30,284	332
	NN Inc.	43,785	328
*	International Seaways Inc.	18,754	321
*	Kimball Electronics Inc.	20,481	317
*	Armstrong Flooring Inc.	23,120	314
*,^	CryoPort Inc.	24,097	311
	Maxar Technologies Inc.	75,240	302
	Park Electrochemical Corp.	19,093	300
*	Willdan Group Inc.	8,086	300
	CRA International Inc.	5,930	300
	RR Donnelley & Sons Co.	62,200	294
*	Sterling Construction Co. Inc.	22,643	284
*	Landec Corp.	22,177	272
*	Lydall Inc.	11,506	270
	Insteel Industries Inc.	12,557	263
	Miller Industries Inc.	8,281	255
*	Eagle Bulk Shipping Inc.	54,496	253
*	Vishay Precision Group Inc.	7,260	248
*,^	Energy Recovery Inc.	28,300	247
*,^	Energous Corp.	37,817	240
*	Covenant Transportation Group Inc. Class A	12,548	238
*	Control4 Corp.	14,034	238
*	ShotSpotter Inc.	6,113	236
*	Era Group Inc.	20,437	236
	Spartan Motors Inc.	26,295	232
	Park-Ohio Holdings Corp.	7,030	228
*	Commercial Vehicle Group Inc.	29,386	225
*	Cross Country Healthcare Inc.	30,721	216
*	Franklin Covey Co.	8,348	211
*	Radiant Logistics Inc.	33,408	210

	VSE Corp.	6,500	205
	Hurco Cos. Inc.	5,051	204
	Advanced Emissions Solutions Inc.	17,543	203
	Omega Flex Inc.	2,665	202
	Daktronics Inc.	27,019	201
*	Mistras Group Inc.	14,447	200
*	CECO Environmental Corp.	26,869	193
	B. Riley Financial Inc.	11,544	193
	Powell Industries Inc.	7,254	193
	Allied Motion Technologies Inc.	5,591	192
*	Blue Bird Corp.	11,011	186
*	Napco Security Technologies Inc.	8,832	183
	Bel Fuse Inc. Class B	7,191	182
	BG Staffing Inc.	8,185	179
*	Northwest Pipe Co.	7,317	176
*	UFP Technologies Inc.	4,245	159
	Crawford & Co. Class A	16,065	148
*	Twin Disc Inc.	8,834	147
^	EVI Industries Inc.	3,846	147
*	GP Strategies Corp.	11,933	145
	Eastern Co.	4,598	127
*	Acacia Research Corp.	38,613	126
*	LB Foster Co. Class A	6,452	121
*	PRGX Global Inc.	15,228	121
	Graham Corp.	6,141	121
*	Lincoln Educational Services Corp.	37,648	117
*	CyberOptics Corp.	6,679	114
*	Evolent Health Inc. Class A	8,886	112
*	Transcat Inc.	4,840	111
*	Manitex International Inc.	14,516	111
*	Information Services Group Inc.	29,685	111
	Universal Logistics Holdings Inc.	5,573	110
	NACCO Industries Inc. Class A	2,823	108
*	IES Holdings Inc.	5,998	107
*	IntriCon Corp.	4,234	106
	Greif Inc. Class B	2,101	103
*	Iteris Inc.	23,691	99
	United States Lime & Minerals Inc.	1,281	99
*	Nuvectra Corp.	8,905	98
*	Intevac Inc.	15,339	94
*,^	Aqua Metals Inc.	30,246	93
*	Turtle Beach Corp.	7,983	91
*	USA Truck Inc.	6,111	88
*	Lawson Products Inc.	2,806	88
*	PAM Transportation Services Inc.	1,626	80
*	ARC Document Solutions Inc.	34,251	76
*	Hudson Technologies Inc.	38,729	75
*	Universal Technical Institute Inc.	21,283	73
*	BlueLinx Holdings Inc.	2,692	72
	Crawford & Co. Class B	7,813	71
*	UQM Technologies Inc.	41,712	69
*	ExOne Co.	7,987	68
*	Ultralife Corp.	6,533	67
*	Charah Solutions Inc.	10,207	65
*	Gencor Industries Inc.	5,230	65
*	General Finance Corp.	5,355	50
*	Luna Innovations Inc.	11,973	50

*	Willis Lease Finance Corp.	1,168	50
*	LightPath Technologies Inc. Class A	30,132	45
*	Forterra Inc.	10,532	44
*	Image Sensing Systems Inc.	8,740	44
*	Perceptron Inc.	5,605	42
*	Capstone Turbine Corp.	46,350	42
*	Aspen Aerogels Inc.	14,402	37
*,^	Maxwell Technologies Inc.	7,309	33
*	Goldfield Corp.	14,150	31
*	OptimizeRx Corp.	2,239	28
	Global Water Resources Inc.	2,764	27
*	Frequency Electronics Inc.	2,246	27
	RF Industries Ltd.	3,910	26
*,^	Odyssey Marine Exploration Inc.	3,525	25
*	CPI Aerostructures Inc.	3,789	25
*	Houston Wire & Cable Co.	3,866	24
*	DHI Group Inc.	10,019	24
*	Fuel Tech Inc.	14,473	24
*	ALJ Regional Holdings Inc.	15,022	24
*	Steel Connect Inc.	11,951	24
*	Broadwind Energy Inc.	12,171	20
	Chicago Rivet & Machine Co.	710	20
*	IEC Electronics Corp.	2,860	20
*	Coda Octopus Group Inc.	2,088	20
*	Air Industries Group	16,125	19
*	Arotech Corp.	6,359	19
	Richardson Electronics Ltd.	2,700	18
	LSI Industries Inc.	6,879	18
*	Cardlytics Inc.	1,091	18
*,^	Digital Ally Inc.	4,794	18
*	PFSweb Inc.	3,353	17
*	Tecogen Inc.	4,375	17
*	Workhorse Group Inc.	26,033	16
*	3PEA International Inc.	1,980	16
*	ASV Holdings Inc.	5,560	15
*	Babcock & Wilcox Enterprises Inc.	36,976	15
*	Volt Information Sciences Inc.	3,158	15
*,^	Payment Data Systems Inc.	5,651	15
*,^	Lightbridge Corp.	25,146	14
*	eMagin Corp.	16,532	14
*	Roadrunner Transportation Systems Inc.	31,284	13
	LSC Communications Inc.	1,923	13
	Issuer Direct Corp.	998	12
	Espey Manufacturing & Electronics Corp.	486	12
*	Orion Energy Systems Inc.	13,570	12
*	StarTek Inc.	1,506	12
*	Air T Inc.	355	11
*	Sharps Compliance Corp.	2,867	11
*	Vertex Energy Inc.	6,355	10
*	Huttig Building Products Inc.	3,194	9
*,^	Boxlight Corp. Class A	2,246	7
*	CUI Global Inc.	5,053	6
*	MTBC Inc.	1,328	6
*	Energy Focus Inc.	4,108	5
*	ENGlobal Corp.	8,787	4
*	Ballantyne Strong Inc.	2,465	4
	Bel Fuse Inc. Class A	197	4

*	Wireless Telecom Group Inc.	2,460	4
*,^	Revolution Lighting Technologies Inc.	12,978	3
*	Polar Power Inc.	592	3
*	Innovative Solutions & Support Inc.	784	2
*	Perma-Fix Environmental Services	605	2
*	Pioneer Power Solutions Inc.	407	2
*	Taylor Devices Inc.	136	2
*	Bio-key International Inc.	832	1
*	Applied DNA Sciences Inc.	1,316	1
*	SIFCO Industries Inc.	99	—
*	Patriot Transportation Holding Inc.	14	—
	AMCON Distributing Co.	3	—
*	SigmaTron International Inc.	84	—
*	GEE Group Inc.	197	—
*	Continental Materials Corp.	9	—
*,§	Patriot National Inc.	7,513	—
*	Sypris Solutions Inc.	92	—
*	AeroCentury Corp.	6	—
*	ClearSign Combustion Corp.	63	—
			3,202,890
Oil & Gas (3.1%)
	Exxon Mobil Corp.	3,551,880	286,992
	Chevron Corp.	1,603,371	197,503
	ConocoPhillips	960,428	64,099
	Schlumberger Ltd.	1,142,737	49,789
	EOG Resources Inc.	493,981	47,017
	Occidental Petroleum Corp.	640,235	42,384
	Phillips 66	371,303	35,337
	Marathon Petroleum Corp.	582,506	34,863
	Kinder Morgan Inc.	1,588,700	31,790
	Valero Energy Corp.	360,622	30,592
	Williams Cos. Inc.	1,023,315	29,390
	ONEOK Inc.	351,749	24,566
	Pioneer Natural Resources Co.	144,967	22,076
	Halliburton Co.	693,626	20,323
	Anadarko Petroleum Corp.	425,251	19,340
	Concho Resources Inc.	170,523	18,921
	Diamondback Energy Inc.	140,108	14,225
	Hess Corp.	234,287	14,111
*	Cheniere Energy Inc.	197,175	13,479
	Baker Hughes a GE Co. Class A	432,596	11,992
	Marathon Oil Corp.	711,551	11,890
	Devon Energy Corp.	357,922	11,296
	Noble Energy Inc.	416,587	10,302
	Cabot Oil & Gas Corp.	359,084	9,372
	National Oilwell Varco Inc.	325,770	8,678
	Targa Resources Corp.	197,250	8,196
	Apache Corp.	214,045	7,419
	OGE Energy Corp.	162,908	7,025
	HollyFrontier Corp.	133,262	6,566
	Cimarex Energy Co.	80,647	5,637
	Helmerich & Payne Inc.	90,063	5,004
*	WPX Energy Inc.	359,634	4,715
	EQT Corp.	216,404	4,488
*	Transocean Ltd.	495,540	4,316
	Murphy Oil Corp.	145,483	4,263
*	Parsley Energy Inc. Class A	214,128	4,133

*	Continental Resources Inc.	88,067	3,943
	Equitrans Midstream Corp.	175,404	3,820
*,^	Chesapeake Energy Corp.	1,069,662	3,316
*	First Solar Inc.	58,825	3,108
	PBF Energy Inc. Class A	98,660	3,072
*	Apergy Corp.	68,061	2,795
	Patterson-UTI Energy Inc.	182,715	2,562
	Delek US Holdings Inc.	68,849	2,507
*	Chart Industries Inc.	25,687	2,325
	Range Resources Corp.	200,704	2,256
*	PDC Energy Inc.	55,189	2,245
*	Southwestern Energy Co.	477,311	2,239
*	Whiting Petroleum Corp.	79,024	2,066
^	Core Laboratories NV	26,818	1,849
*	Matador Resources Co.	86,267	1,668
*	ProPetro Holding Corp.	73,182	1,649
	Ensco plc Class A	408,828	1,607
	SM Energy Co.	91,115	1,594
*	Dril-Quip Inc.	34,381	1,576
*	Oasis Petroleum Inc.	258,725	1,563
*	QEP Resources Inc.	199,591	1,555
*	Callon Petroleum Co.	194,006	1,465
*	Cactus Inc. Class A	38,933	1,386
	Archrock Inc.	140,941	1,378
*	Centennial Resource Development Inc. Class A	151,959	1,336
	SemGroup Corp. Class A	86,838	1,280
*	NOW Inc.	88,899	1,241
*	CNX Resources Corp.	114,362	1,232
*	MRC Global Inc.	69,170	1,209
	Arcosa Inc.	38,951	1,190
*,^	Tellurian Inc.	106,007	1,187
*	Rowan Cos. plc Class A	107,407	1,159
*	Gulfport Energy Corp.	140,396	1,126
	CVR Energy Inc.	27,000	1,112
*	Magnolia Oil & Gas Corp.	91,215	1,095
	McDermott International Inc.	140,800	1,048
	Nabors Industries Ltd.	302,834	1,042
*	Oceaneering International Inc.	63,831	1,007
*	Tidewater Inc.	41,430	961
*	California Resources Corp.	34,640	891
*	Helix Energy Solutions Group Inc.	112,273	888
*	C&J Energy Services Inc.	56,656	879
*	Carrizo Oil & Gas Inc.	68,047	849
*	Newpark Resources Inc.	89,706	822
*	Noble Corp. plc	284,953	818
*	Northern Oil and Gas Inc.	257,740	706
*	Superior Energy Services Inc.	147,324	688
	Berry Petroleum Corp.	58,999	681
*	Denbury Resources Inc.	331,544	680
*	Renewable Energy Group Inc.	29,189	641
*	Exterran Corp.	37,945	639
*	Weatherford International plc	908,299	634
*	Talos Energy Inc.	23,833	633
*	Unit Corp.	42,727	608
*,^	Enphase Energy Inc.	65,430	604
*,^	Diamond Offshore Drilling Inc.	51,207	537
*	TPI Composites Inc.	18,716	536

*	Oil States International Inc.	30,692	520
*	Select Energy Services Inc. Class A	43,118	518
*	Jagged Peak Energy Inc.	49,273	516
*	W&T Offshore Inc.	74,445	514
*	KLX Energy Services Holdings Inc.	19,692	495
*	Matrix Service Co.	24,881	487
	Liberty Oilfield Services Inc. Class A	31,260	481
*	Par Pacific Holdings Inc.	26,739	476
	Solaris Oilfield Infrastructure Inc. Class A	28,947	476
*	Keane Group Inc.	43,065	469
	Green Plains Inc.	27,480	458
*	Penn Virginia Corp.	10,308	455
*	Laredo Petroleum Inc.	142,394	440
*	Extraction Oil & Gas Inc.	103,195	436
*	FTS International Inc.	43,389	434
	Falcon Minerals Corp.	47,445	419
	RPC Inc.	34,611	395
*	Forum Energy Technologies Inc.	75,240	384
*	Ring Energy Inc.	63,006	370
*,^	Plug Power Inc.	154,079	370
*	Midstates Petroleum Co. Inc.	37,243	364
*	Bonanza Creek Energy Inc.	16,011	363
*,^	SunPower Corp. Class A	54,036	352
*	REX American Resources Corp.	4,122	332
*	SandRidge Energy Inc.	40,607	326
*	Gulf Island Fabrication Inc.	34,534	317
*	US Well Services Inc.	33,133	264
*	Roan Resources Inc.	42,008	257
*	SEACOR Marine Holdings Inc.	18,456	246
*	Geospace Technologies Corp.	17,746	230
*	TETRA Technologies Inc.	97,305	228
	Mammoth Energy Services Inc.	13,670	228
*	Ameresco Inc. Class A	13,932	225
*,^	American Superconductor Corp.	17,108	220
	Panhandle Oil and Gas Inc. Class A	13,397	210
*,^	Covia Holdings Corp.	37,579	210
*	Chaparral Energy Inc. Class A	36,289	207
	Evolution Petroleum Corp.	25,075	169
*	Trecora Resources	18,356	167
*	HighPoint Resources Corp.	72,833	161
*	SilverBow Resources Inc.	6,268	144
*	ION Geophysical Corp.	9,097	131
*	Goodrich Petroleum Corp.	9,501	129
*	Altus Midstream Co. Class A	21,187	125
*	Abraxas Petroleum Corp.	91,412	114
*	Ultra Petroleum Corp.	183,649	112
*	VAALCO Energy Inc.	44,869	100
*	Isramco Inc.	839	95
*	Green Brick Partners Inc.	10,204	89
*	Natural Gas Services Group Inc.	5,139	89
*	Contango Oil & Gas Co.	21,218	67
*	Mitcham Industries Inc.	16,294	64
*	Nine Energy Service Inc.	2,807	64
*,^	Legacy Reserves Inc.	121,784	60
	Adams Resources & Energy Inc.	1,461	57
*	Rosehill Resources Inc. Class A	14,182	48
*,^	Montage Resources Corp.	3,144	47

*	Ranger Energy Services Inc.	5,868	47
*	Lonestar Resources US Inc. Class A	11,097	44
*,^	Torchlight Energy Resources Inc.	25,734	42
*	Quintana Energy Services Inc.	8,395	36
*	Pacific Ethanol Inc.	31,856	31
*	Infrastructure and Energy Alternatives Inc.	4,720	25
*	Key Energy Services Inc.	4,827	20
*,^	SAExploration Holdings Inc.	5,749	19
*	Superior Drilling Products Inc.	10,715	14
*,^	FuelCell Energy Inc.	56,464	14
*	Independence Contract Drilling Inc.	4,135	11
*,^	Zion Oil & Gas Inc.	12,607	9
*	SRC Energy Inc.	1,739	9
*	Aemetis Inc.	8,969	7
*	Enservco Corp.	10,392	5
*,^	Approach Resources Inc.	9,209	3
*	Tidewater Inc. Warrants to Expire 12/31/2049	579	2
*,^	Tidewater Inc. Warrants to Expire 12/31/2049	535	2
*,^	Houston American Energy Corp.	7,790	2
*,^	Basic Energy Services Inc. Warrants Exp. 12/23/2023	2,067	—
*,^	Bonanza Creek Energy Inc. Warrants Exp. 04/28/2020	2,104	—
*,§	Harvest Natural Resources Inc.	20,906	—
*,§	Rex Energy Corp.	900	—
			1,221,658
Technology (12.2%)
	Microsoft Corp.	6,444,457	760,059
	Apple Inc.	3,564,229	677,025
*	Facebook Inc. Class A	2,004,296	334,096
*	Alphabet Inc. Class A	254,457	299,468
*	Alphabet Inc. Class C	245,661	288,237
	Intel Corp.	3,780,906	203,035
	Cisco Systems Inc.	3,700,699	199,801
	Oracle Corp.	2,105,006	113,060
*	Adobe Inc.	408,934	108,977
	International Business Machines Corp.	763,474	107,726
*	salesforce.com Inc.	608,583	96,381
	Broadcom Inc.	316,307	95,117
	NVIDIA Corp.	485,455	87,168
	Texas Instruments Inc.	802,171	85,086
	QUALCOMM Inc.	1,016,459	57,969
	Intuit Inc.	203,344	53,156
*	Micron Technology Inc.	935,474	38,663
*	ServiceNow Inc.	150,951	37,208
	Cognizant Technology Solutions Corp. Class A	486,664	35,259
	Analog Devices Inc.	310,425	32,678
	Applied Materials Inc.	799,391	31,704
*	Autodesk Inc.	185,281	28,870
	Xilinx Inc.	211,514	26,818
	HP Inc.	1,329,963	25,841
*	Red Hat Inc.	140,761	25,717
*	Workday Inc. Class A	125,579	24,218
	Lam Research Corp.	127,109	22,754
	Corning Inc.	671,430	22,224
*	Twitter Inc.	609,615	20,044
	Motorola Solutions Inc.	140,320	19,704
*	Advanced Micro Devices Inc.	759,419	19,380
*	Palo Alto Networks Inc.	75,368	18,305

Hewlett Packard Enterprise Co.	1,180,451	18,214
* VeriSign Inc.	92,311	16,760
^ Microchip Technology Inc.	200,197	16,608
Harris Corp.	100,721	16,086
KLA-Tencor Corp.	132,705	15,846
* Splunk Inc.	125,873	15,684
* Cadence Design Systems Inc.	243,731	15,479
* Cerner Corp.	261,518	14,961
* Synopsys Inc.	126,320	14,546
NetApp Inc.	209,256	14,510
DXC Technology Co.	224,620	14,445
* IAC/InterActiveCorp	67,403	14,162
* Arista Networks Inc.	44,725	14,064
* Veeva Systems Inc. Class A	103,881	13,178
* ANSYS Inc.	71,305	13,028
Maxim Integrated Products Inc.	230,942	12,279
Skyworks Solutions Inc.	146,536	12,086
CDW Corp.	123,628	11,914
VMware Inc. Class A	65,728	11,865
Symantec Corp.	510,080	11,727
SS&C Technologies Holdings Inc.	181,593	11,566
* Gartner Inc.	73,737	11,184
Western Digital Corp.	231,266	11,115
* GoDaddy Inc. Class A	146,348	11,004
Marvell Technology Group Ltd.	535,025	10,642
* Fortinet Inc.	123,228	10,347
Seagate Technology plc	213,035	10,202
* Twilio Inc. Class A	78,295	10,114
Citrix Systems Inc.	95,933	9,561
* Akamai Technologies Inc.	132,361	9,492
* Ultimate Software Group Inc.	25,876	8,542
* PTC Inc.	90,383	8,332
Leidos Holdings Inc.	127,899	8,197
* F5 Networks Inc.	52,194	8,191
* Tableau Software Inc. Class A	62,833	7,997
Juniper Networks Inc.	301,064	7,969
* Paycom Software Inc.	41,261	7,804
* EPAM Systems Inc.	44,173	7,471
* Dell Technologies Inc.	127,063	7,457
* Zendesk Inc.	87,491	7,437
* Qorvo Inc.	103,668	7,436
* ON Semiconductor Corp.	346,233	7,122
* Guidewire Software Inc.	67,925	6,600
* Tyler Technologies Inc.	32,171	6,576
CDK Global Inc.	110,591	6,505
* Okta Inc.	77,334	6,398
* Aspen Technology Inc.	60,846	6,344
* RingCentral Inc. Class A	54,870	5,915
Teradyne Inc.	146,358	5,831
* Snap Inc.	526,528	5,802
* Proofpoint Inc.	47,513	5,770
* HubSpot Inc.	32,979	5,481
* Cree Inc.	89,894	5,144
* Ciena Corp.	128,333	4,792
* Coupa Software Inc.	51,142	4,653
Monolithic Power Systems Inc.	34,088	4,619
MKS Instruments Inc.	47,603	4,429

	Cypress Semiconductor Corp.	296,436	4,423
*	Nutanix Inc.	114,064	4,305
*	DocuSign Inc. Class A	83,030	4,304
*	Teradata Corp.	97,272	4,246
*	ARRIS International plc	133,137	4,208
	Entegris Inc.	115,037	4,106
*	Nuance Communications Inc.	241,519	4,089
*	New Relic Inc.	41,020	4,049
*	RealPage Inc.	65,813	3,994
*	CACI International Inc. Class A	21,431	3,901
*,^	MongoDB Inc.	26,374	3,878
*	Pure Storage Inc. Class A	176,317	3,842
*	Medidata Solutions Inc.	51,656	3,783
*	Lumentum Holdings Inc.	66,410	3,755
*	ViaSat Inc.	48,037	3,723
	LogMeIn Inc.	46,103	3,693
*	Verint Systems Inc.	59,772	3,578
	SYNNEX Corp.	37,076	3,537
	Science Applications International Corp.	45,848	3,528
*	CommScope Holding Co. Inc.	155,005	3,368
	Blackbaud Inc.	41,350	3,297
	j2 Global Inc.	37,942	3,286
*	2U Inc.	46,361	3,285
*	Tech Data Corp.	30,924	3,167
*	Manhattan Associates Inc.	55,012	3,032
*	Silicon Laboratories Inc.	37,333	3,019
*	Zscaler Inc.	41,914	2,973
*	NCR Corp.	106,894	2,917
*	Cornerstone OnDemand Inc.	52,989	2,903
*	ACI Worldwide Inc.	88,096	2,896
*	Dropbox Inc. Class A	131,400	2,865
	Cabot Microelectronics Corp.	25,553	2,861
*	Semtech Corp.	54,020	2,750
*	Ellie Mae Inc.	27,808	2,744
*	FireEye Inc.	160,555	2,696
	Perspecta Inc.	130,906	2,647
	Match Group Inc.	46,200	2,615
*	Finisar Corp.	110,653	2,564
*	Viavi Solutions Inc.	206,350	2,555
*	Alteryx Inc. Class A	30,264	2,538
*	Ceridian HCM Holding Inc.	47,262	2,425
*	Qualys Inc.	29,236	2,419
	Cogent Communications Holdings Inc.	44,586	2,419
*	Integrated Device Technology Inc.	48,024	2,353
*	Envestnet Inc.	35,816	2,342
*	Five9 Inc.	44,327	2,342
*	Box Inc.	120,227	2,322
*	Cirrus Logic Inc.	52,539	2,210
*	CommVault Systems Inc.	33,454	2,166
*	Cloudera Inc.	193,658	2,119
	Pegasystems Inc.	32,247	2,096
*	Q2 Holdings Inc.	29,834	2,066
*	Alarm.com Holdings Inc.	31,458	2,042
	Ubiquiti Networks Inc.	13,464	2,016
*	SailPoint Technologies Holding Inc.	65,491	1,881
*	Bottomline Technologies Inc.	36,991	1,853
	InterDigital Inc.	27,932	1,843

* Everbridge Inc.	24,541	1,841
* Rapid7 Inc.	36,257	1,835
* Premier Inc. Class A	52,481	1,810
* NetScout Systems Inc.	63,766	1,790
Brooks Automation Inc.	59,635	1,749
Progress Software Corp.	38,573	1,711
* Advanced Energy Industries Inc.	34,307	1,704
Power Integrations Inc.	23,755	1,661
* Allscripts Healthcare Solutions Inc.	169,964	1,621
* Blackline Inc.	34,606	1,603
* Varonis Systems Inc.	26,786	1,597
* Insight Enterprises Inc.	28,499	1,569
* Covetrus Inc.	48,716	1,552
* Avaya Holdings Corp.	91,917	1,547
* Inphi Corp.	34,422	1,506
* EchoStar Corp. Class A	40,995	1,494
* SPS Commerce Inc.	13,863	1,470
* Avalara Inc.	25,499	1,423
* MaxLinear Inc.	54,629	1,395
* Acacia Communications Inc.	24,253	1,391
* Instructure Inc.	29,308	1,381
* Virtusa Corp.	24,759	1,323
Plantronics Inc.	28,479	1,313
* LivePerson Inc.	44,035	1,278
* Diodes Inc.	35,330	1,226
* Blucora Inc.	36,286	1,211
* Yext Inc.	54,585	1,193
* MicroStrategy Inc. Class A	8,201	1,183
CSG Systems International Inc.	27,816	1,177
* ForeScout Technologies Inc.	27,795	1,165
* Lattice Semiconductor Corp.	97,454	1,163
* Benefitfocus Inc.	22,819	1,130
* Pivotal Software Inc. Class A	53,905	1,124
* Synaptics Inc.	27,634	1,098
* FormFactor Inc.	66,127	1,064
NIC Inc.	62,001	1,060
* Zuora Inc. Class A	52,145	1,044
* PROS Holdings Inc.	24,716	1,044
* Pitney Bowes Inc.	150,899	1,037
* Smartsheet Inc. Class A	25,414	1,037
* Workiva Inc.	20,418	1,035
* Boingo Wireless Inc.	43,424	1,011
* Electronics For Imaging Inc.	37,058	997
Xperi Corp.	41,855	979
* NextGen Healthcare Inc.	57,630	970
* 3D Systems Corp.	88,293	950
TiVo Corp.	101,310	944
* Appfolio Inc.	11,756	933
* ePlus Inc.	10,419	923
Ebix Inc.	18,036	890
* Rambus Inc.	82,771	865
* Bandwidth Inc. Class A	12,739	853
* Cray Inc.	32,410	844
* Altair Engineering Inc. Class A	22,410	825
* NETGEAR Inc.	24,562	813
* Cision Ltd.	57,898	797
* ScanSource Inc.	21,947	786

	ADTRAN Inc.	57,334	785
*	Tenable Holdings Inc.	24,348	771
*	Extreme Networks Inc.	100,915	756
*	Appian Corp. Class A	21,870	753
*	Diebold Nixdorf Inc.	67,363	746
*	Vocera Communications Inc.	23,450	742
*	Tabula Rasa HealthCare Inc.	13,028	735
*	Perficient Inc.	26,296	720
	Shutterstock Inc.	14,989	699
*	Amkor Technology Inc.	80,330	686
*	Axcelis Technologies Inc.	32,159	647
*	Infinera Corp.	145,999	634
*	Nanometrics Inc.	20,216	624
*	Rudolph Technologies Inc.	26,860	612
	Cohu Inc.	40,849	603
*	Ichor Holdings Ltd.	26,188	591
*,^	Domo Inc.	14,580	588
*	Photronics Inc.	61,557	582
*	Upland Software Inc.	13,725	581
*	nLight Inc.	26,021	580
*	Tucows Inc. Class A	7,007	569
*	Anaplan Inc.	14,391	566
	Presidio Inc.	38,069	563
*	Quantenna Communications Inc.	22,366	544
*	CEVA Inc.	19,501	526
*	Carbon Black Inc.	37,078	517
*	Ooma Inc.	38,830	514
*	Elastic NV	6,420	513
*	OneSpan Inc.	26,494	509
*	KeyW Holding Corp.	58,134	501
*	Castlight Health Inc. Class B	132,860	498
	Forrester Research Inc.	10,298	498
	Switch Inc.	47,826	493
*	Carbonite Inc.	19,241	477
*	Unisys Corp.	39,635	463
*	Digimarc Corp.	13,874	435
	Comtech Telecommunications Corp.	18,514	430
*	Ultra Clean Holdings Inc.	38,618	400
*	Loral Space & Communications Inc.	11,008	397
*	Endurance International Group Holdings Inc.	54,060	392
*	Mitek Systems Inc.	31,555	386
	Computer Programs & Systems Inc.	12,734	378
*	CalAmp Corp.	29,591	372
*	Rosetta Stone Inc.	16,862	368
*	Model N Inc.	20,930	367
*,^	Gogo Inc.	80,466	361
*	Harmonic Inc.	66,168	359
*	Zix Corp.	50,588	348
	Monotype Imaging Holdings Inc.	17,473	348
*	MobileIron Inc.	63,064	345
	QAD Inc. Class A	7,677	331
	PC Connection Inc.	8,866	325
*	Calix Inc.	41,340	318
	American Software Inc. Class A	25,420	304
*	Meet Group Inc.	59,975	302
*	Limelight Networks Inc.	92,123	298
	Hackett Group Inc.	18,520	293

*,^	TransEnterix Inc.	122,495	292
*	Digi International Inc.	22,420	284
	Systemax Inc.	11,984	271
*	Vectrus Inc.	9,894	263
*	Adesto Technologies Corp.	43,192	261
*,^	VirnetX Holding Corp.	40,524	257
*	Agilysys Inc.	11,931	253
*	Alpha & Omega Semiconductor Ltd.	21,156	244
*	Ribbon Communications Inc.	46,727	241
*	DSP Group Inc.	16,810	237
	Simulations Plus Inc.	10,935	231
*	ChannelAdvisor Corp.	18,866	230
*	WideOpenWest Inc.	24,837	226
*	PDF Solutions Inc.	18,179	225
*	NeoPhotonics Corp.	35,595	224
*,^	Impinj Inc.	13,362	224
*	A10 Networks Inc.	30,554	217
*	Immersion Corp.	24,728	208
*	PAR Technology Corp.	8,286	203
*	Brightcove Inc.	23,767	200
*	SVMK Inc.	10,840	197
*	I3 Verticals Inc. Class A	7,554	181
*	Telaria Inc.	26,650	169
*	SecureWorks Corp. Class A	8,244	152
*,^	Eventbrite Inc. Class A	7,817	150
*	Amber Road Inc.	16,845	146
*	Inseego Corp.	30,662	145
*	RigNet Inc.	13,743	134
*	Pixelworks Inc.	32,934	129
*	Aerohive Networks Inc.	27,289	124
*	NetSol Technologies Inc.	18,065	118
*	Telenav Inc.	18,629	113
*	Airgain Inc.	8,585	110
*	EMCORE Corp.	28,435	104
	TESSCO Technologies Inc.	6,292	97
*	KVH Industries Inc.	9,132	93
	Preformed Line Products Co.	1,703	90
*	Great Elm Capital Group Inc.	19,881	85
*	SharpSpring Inc.	5,104	82
*	eGain Corp.	7,706	81
*	Icad Inc.	15,233	79
*	Park City Group Inc.	9,689	77
*	GSI Technology Inc.	9,342	73
	GlobalSCAPE Inc.	11,304	72
*	inTEST Corp.	10,157	68
*	ACM Research Inc. Class A	4,280	66
*	Amtech Systems Inc.	11,877	63
*,^	Resonant Inc.	19,073	57
*	ID Systems Inc.	9,595	57
*	Aquantia Corp.	5,961	54
*	Finjan Holdings Inc.	17,449	51
*	Identiv Inc.	9,978	50
	AstroNova Inc.	2,465	50
	TransAct Technologies Inc.	5,458	50
*	QuickLogic Corp.	75,104	46
*	Aware Inc.	11,042	40
	CSP Inc.	3,181	34

*	Computer Task Group Inc.	7,990	34
*	LRAD Corp.	11,869	34
*	Everspin Technologies Inc.	4,413	34
*	RCM Technologies Inc.	8,104	32
*	Rimini Street Inc.	6,024	30
*	Kopin Corp.	18,243	24
*	RumbleON Inc. Class B	4,623	23
*	Red Violet Inc.	3,326	22
*	Seachange International Inc.	16,682	22
*	Qumu Corp.	8,832	22
*	ADDvantage Technologies Group Inc.	15,602	21
*	Atomera Inc.	7,854	21
*	Neurotrope Inc.	3,887	21
	QAD Inc. Class B	668	21
*	SITO Mobile Ltd.	11,176	20
*	DASAN Zhone Solutions Inc.	1,887	20
*	Data I/O Corp.	3,396	19
*	Support.com Inc.	8,303	19
*	Synacor Inc.	10,445	16
*	Alithya Group Inc. Class A	5,135	16
*	Veritone Inc.	3,077	16
*	GSE Systems Inc.	5,300	15
*	Intellicheck Inc.	4,082	14
*	Aviat Networks Inc.	934	14
*	Casa Systems Inc.	1,712	14
*	Marin Software Inc.	3,099	14
*	VOXX International Corp. Class A	2,911	13
*	Key Tronic Corp.	2,174	13
*	Intermolecular Inc.	11,438	13
*	Aehr Test Systems	8,824	12
*	Westell Technologies Inc. Class A	5,802	12
	Wayside Technology Group Inc.	1,052	12
*,^	NXT-ID Inc.	13,320	11
*	Lantronix Inc.	3,690	11
*	CynergisTek Inc.	2,223	11
*	CVD Equipment Corp.	2,737	11
*	Evolving Systems Inc.	8,822	11
*	Exela Technologies Inc.	2,805	9
*	BSQUARE Corp.	4,685	9
*	Xcel Brands Inc.	5,202	9
*	ClearOne Inc.	4,114	8
*	WidePoint Corp.	15,997	7
*	Majesco	974	7
*	Trio-Tech International	2,004	7
	Network-1 Technologies Inc.	2,510	7
	Communications Systems Inc.	1,854	5
*	Optical Cable Corp.	889	4
*	Streamline Health Solutions Inc.	3,530	4
*	Cinedigm Corp. Class A	1,775	3
*	Sunworks Inc.	6,482	3
*	Innodata Inc.	1,873	2
*	Qualstar Corp.	394	2
*	Inuvo Inc.	1,578	2
*	Mastech Digital Inc.	260	2
	PC-Tel Inc.	286	1
*	Ominto Inc.	3,358	1
*	Applied Optoelectronics Inc.	99	1

	BK Technologies Corp.	244	1
*,§	Ocera Therapeutics CVR Line	3,700	1
*	FTE Networks Inc.	311	1
*	ARC Group Worldwide Inc.	394	—
*	Socket Mobile Inc.	99	—
*	Fusion Connect Inc.	99	—
*,§	Biosante Pharmaceutical Inc. CVR	14,250	—
			4,849,105
Telecommunications (1.1%)
	Verizon Communications Inc.	3,476,172	205,546
	AT&T Inc.	6,126,720	192,134
*	T-Mobile US Inc.	253,056	17,486
*	Zayo Group Holdings Inc.	183,699	5,221
	CenturyLink Inc.	316,084	3,790
*	Sprint Corp.	508,266	2,872
*	Iridium Communications Inc.	92,575	2,448
	Telephone & Data Systems Inc.	78,716	2,419
	Shenandoah Telecommunications Co.	47,273	2,097
*	Vonage Holdings Corp.	191,265	1,920
*	8x8 Inc.	71,841	1,451
*,^	GTT Communications Inc.	38,351	1,331
*,^	Intelsat SA	65,908	1,032
*	United States Cellular Corp.	21,930	1,007
	ATN International Inc.	14,908	841
	Consolidated Communications Holdings Inc.	61,662	673
	Spok Holdings Inc.	44,515	606
*	Cincinnati Bell Inc.	57,768	551
*,^	Pareteum Corp.	112,318	511
*	ORBCOMM Inc.	61,407	416
*	pdvWireless Inc.	9,908	348
*,^	Globalstar Inc.	808,707	348
*,^	Frontier Communications Corp.	151,663	302
	IDT Corp. Class B	18,097	120
*	Alaska Communications Systems Group Inc.	57,396	110
			445,580
Utilities (1.9%)
	NextEra Energy Inc.	394,118	76,191
	Duke Energy Corp.	598,945	53,905
	Dominion Energy Inc.	659,529	50,560
	Southern Co.	859,379	44,413
	Exelon Corp.	776,181	38,910
	American Electric Power Co. Inc.	412,636	34,558
	Sempra Energy	226,626	28,523
	Public Service Enterprise Group Inc.	430,218	25,559
	Consolidated Edison Inc.	287,235	24,360
	Xcel Energy Inc.	427,653	24,038
	WEC Energy Group Inc.	272,341	21,537
	PPL Corp.	623,995	19,806
	Eversource Energy	271,672	19,275
	DTE Energy Co.	149,770	18,682
	FirstEnergy Corp.	432,359	17,990
	Edison International	280,977	17,398
	American Water Works Co. Inc.	153,379	15,991
	Entergy Corp.	157,537	15,065
	Ameren Corp.	203,042	14,934
	CMS Energy Corp.	237,538	13,193

	CenterPoint Energy Inc.	408,226	12,533
	Evergy Inc.	209,932	12,187
	AES Corp.	569,042	10,288
	Alliant Energy Corp.	214,539	10,111
	NiSource Inc.	350,009	10,031
	NRG Energy Inc.	234,180	9,948
	Atmos Energy Corp.	94,335	9,710
	Pinnacle West Capital Corp.	94,993	9,079
	Vistra Energy Corp.	348,126	9,062
*	PG&E Corp.	436,989	7,778
	UGI Corp.	140,225	7,771
	Aqua America Inc.	153,998	5,612
	National Fuel Gas Co.	73,017	4,451
	IDACORP Inc.	43,966	4,376
	Portland General Electric Co.	82,303	4,267
	PNM Resources Inc.	89,952	4,258
	Black Hills Corp.	51,588	3,821
	Southwest Gas Holdings Inc.	45,677	3,757
	ONE Gas Inc.	41,651	3,708
	ALLETE Inc.	44,534	3,662
	Hawaiian Electric Industries Inc.	89,719	3,658
	Spire Inc.	44,276	3,644
	New Jersey Resources Corp.	69,696	3,470
	NorthWestern Corp.	41,829	2,945
	Avangrid Inc.	57,456	2,893
	South Jersey Industries Inc.	71,409	2,290
	Avista Corp.	54,845	2,228
	American States Water Co.	29,874	2,130
	California Water Service Group	38,955	2,115
	Ormat Technologies Inc.	38,289	2,112
	El Paso Electric Co.	35,303	2,077
	MGE Energy Inc.	29,305	1,992
	Pattern Energy Group Inc. Class A	85,288	1,876
	Northwest Natural Holding Co.	23,575	1,547
	SJW Group	19,734	1,218
*	Sunrun Inc.	77,830	1,094
	Chesapeake Utilities Corp.	11,892	1,085
	TerraForm Power Inc. Class A	56,984	783
*	Evoqua Water Technologies Corp.	61,019	768
	Middlesex Water Co.	12,399	694
	Unitil Corp.	11,164	605
	Connecticut Water Service Inc.	8,625	592
	York Water Co.	10,380	356
*,^	Cadiz Inc.	35,958	348
	Artesian Resources Corp. Class A	6,216	232
*	AquaVenture Holdings Ltd.	11,777	228
*,^	Atlantic Power Corp.	88,794	224
*,^	Vivint Solar Inc.	30,588	152
	RGC Resources Inc.	5,719	152
*	Pure Cycle Corp.	15,148	149
	Genie Energy Ltd. Class B	13,020	111
	Spark Energy Inc. Class A	9,045	81
*,^	Bloom Energy Corp. Class A	1,265	16
			765,163
Total Common Stocks (Cost $10,456,914)			23,800,708

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (26.1%)
U.S. Government Securities (16.9%)
	United States Treasury Note/Bond	3.625%	2/15/20	16,278	16,443
	United States Treasury Note/Bond	8.500%	2/15/20	1,869	1,967
	United States Treasury Note/Bond	1.625%	3/15/20	7,380	7,326
	United States Treasury Note/Bond	1.125%	3/31/20	11,000	10,864
	United States Treasury Note/Bond	1.375%	3/31/20	20,250	20,044
	United States Treasury Note/Bond	2.250%	3/31/20	8,807	8,793
	United States Treasury Note/Bond	1.500%	4/15/20	29,330	29,060
	United States Treasury Note/Bond	1.125%	4/30/20	7,970	7,863
	United States Treasury Note/Bond	1.375%	4/30/20	36,097	35,702
	United States Treasury Note/Bond	2.375%	4/30/20	28,762	28,753
	United States Treasury Note/Bond	1.500%	5/15/20	81,832	81,027
	United States Treasury Note/Bond	3.500%	5/15/20	18,560	18,783
	United States Treasury Note/Bond	1.375%	5/31/20	18,815	18,594
	United States Treasury Note/Bond	1.500%	5/31/20	29,462	29,159
	United States Treasury Note/Bond	2.500%	5/31/20	16,705	16,726
	United States Treasury Note/Bond	1.500%	6/15/20	15,000	14,843
	United States Treasury Note/Bond	1.625%	6/30/20	26,710	26,459
	United States Treasury Note/Bond	1.875%	6/30/20	21,525	21,390
	United States Treasury Note/Bond	2.500%	6/30/20	22,810	22,842
	United States Treasury Note/Bond	1.500%	7/15/20	44,330	43,838
	United States Treasury Note/Bond	1.625%	7/31/20	16,115	15,957
	United States Treasury Note/Bond	2.000%	7/31/20	6,268	6,238
	United States Treasury Note/Bond	2.625%	7/31/20	18,660	18,721
	United States Treasury Note/Bond	1.500%	8/15/20	9,880	9,763
	United States Treasury Note/Bond	2.625%	8/15/20	13,775	13,820
	United States Treasury Note/Bond	1.375%	8/31/20	19,177	18,913
	United States Treasury Note/Bond	2.625%	8/31/20	17,106	17,165
	United States Treasury Note/Bond	1.375%	9/15/20	2,482	2,448
	United States Treasury Note/Bond	2.750%	9/30/20	18,875	18,987
	United States Treasury Note/Bond	1.625%	10/15/20	18,791	18,588
	United States Treasury Note/Bond	1.375%	10/31/20	23,104	22,761
	United States Treasury Note/Bond	1.750%	10/31/20	23,411	23,195
	United States Treasury Note/Bond	2.875%	10/31/20	14,425	14,544
	United States Treasury Note/Bond	1.750%	11/15/20	17,515	17,353
	United States Treasury Note/Bond	2.625%	11/15/20	66,571	66,863
2	United States Treasury Note/Bond	1.625%	11/30/20	38,750	38,308
	United States Treasury Note/Bond	2.000%	11/30/20	19,950	19,844
	United States Treasury Note/Bond	2.750%	11/30/20	14,837	14,939
	United States Treasury Note/Bond	1.875%	12/15/20	4,095	4,065
	United States Treasury Note/Bond	1.750%	12/31/20	7,347	7,276
	United States Treasury Note/Bond	2.375%	12/31/20	20,452	20,471
	United States Treasury Note/Bond	2.500%	12/31/20	73,060	73,288
	United States Treasury Note/Bond	2.000%	1/15/21	16,526	16,438
	United States Treasury Note/Bond	1.375%	1/31/21	34,657	34,083
	United States Treasury Note/Bond	2.125%	1/31/21	19,996	19,934
	United States Treasury Note/Bond	2.500%	1/31/21	16,603	16,663
	United States Treasury Note/Bond	2.250%	2/15/21	44,653	44,611
	United States Treasury Note/Bond	3.625%	2/15/21	10,603	10,858
	United States Treasury Note/Bond	7.875%	2/15/21	400	440
	United States Treasury Note/Bond	1.125%	2/28/21	19,815	19,385
	United States Treasury Note/Bond	2.000%	2/28/21	12,275	12,208
	United States Treasury Note/Bond	2.500%	2/28/21	36,196	36,349

United States Treasury Note/Bond	2.375%	3/15/21	4,051	4,059
United States Treasury Note/Bond	1.250%	3/31/21	13,160	12,901
United States Treasury Note/Bond	2.250%	3/31/21	27,360	27,351
United States Treasury Note/Bond	2.375%	4/15/21	28,606	28,664
United States Treasury Note/Bond	1.375%	4/30/21	32,639	32,048
United States Treasury Note/Bond	2.250%	4/30/21	8,599	8,595
United States Treasury Note/Bond	2.625%	5/15/21	78,935	79,503
United States Treasury Note/Bond	3.125%	5/15/21	27,687	28,163
United States Treasury Note/Bond	1.375%	5/31/21	39,790	39,044
United States Treasury Note/Bond	2.000%	5/31/21	19,227	19,116
United States Treasury Note/Bond	2.625%	6/15/21	460	464
United States Treasury Note/Bond	1.125%	6/30/21	39,072	38,132
United States Treasury Note/Bond	2.125%	6/30/21	38,700	38,585
United States Treasury Note/Bond	2.625%	7/15/21	57,280	57,745
United States Treasury Note/Bond	1.125%	7/31/21	26,420	25,747
United States Treasury Note/Bond	2.250%	7/31/21	19,600	19,594
United States Treasury Note/Bond	2.125%	8/15/21	20,605	20,541
United States Treasury Note/Bond	2.750%	8/15/21	149,665	151,373
United States Treasury Note/Bond	1.125%	8/31/21	16,257	15,828
United States Treasury Note/Bond	2.000%	8/31/21	10,075	10,015
United States Treasury Note/Bond	2.750%	9/15/21	26,565	26,885
United States Treasury Note/Bond	1.125%	9/30/21	15,860	15,441
United States Treasury Note/Bond	2.125%	9/30/21	9,240	9,213
United States Treasury Note/Bond	2.875%	10/15/21	35,480	36,029
United States Treasury Note/Bond	1.250%	10/31/21	40,150	39,159
United States Treasury Note/Bond	2.000%	10/31/21	20,510	20,385
United States Treasury Note/Bond	2.000%	11/15/21	43,550	43,291
United States Treasury Note/Bond	2.875%	11/15/21	8,729	8,868
United States Treasury Note/Bond	8.000%	11/15/21	12,500	14,305
United States Treasury Note/Bond	1.750%	11/30/21	28,330	27,976
United States Treasury Note/Bond	1.875%	11/30/21	8,881	8,796
United States Treasury Note/Bond	2.625%	12/15/21	65,769	66,447
United States Treasury Note/Bond	2.000%	12/31/21	10,723	10,661
United States Treasury Note/Bond	2.125%	12/31/21	20,200	20,143
United States Treasury Note/Bond	2.500%	1/15/22	125,206	126,106
United States Treasury Note/Bond	1.500%	1/31/22	8,364	8,197
United States Treasury Note/Bond	1.875%	1/31/22	78,130	77,373
United States Treasury Note/Bond	2.000%	2/15/22	18,553	18,440
United States Treasury Note/Bond	2.500%	2/15/22	105,578	106,403
United States Treasury Note/Bond	1.750%	2/28/22	26,621	26,263
United States Treasury Note/Bond	1.875%	2/28/22	32,855	32,532
United States Treasury Note/Bond	2.375%	3/15/22	62,848	63,152
United States Treasury Note/Bond	1.750%	3/31/22	33,784	33,325
United States Treasury Note/Bond	1.875%	3/31/22	8,830	8,744
United States Treasury Note/Bond	1.750%	4/30/22	4,721	4,655
United States Treasury Note/Bond	1.875%	4/30/22	14,651	14,500
United States Treasury Note/Bond	1.750%	5/15/22	1,025	1,010
United States Treasury Note/Bond	1.750%	5/31/22	32,877	32,404
United States Treasury Note/Bond	1.875%	5/31/22	9,675	9,572
United States Treasury Note/Bond	2.125%	6/30/22	19,560	19,502
United States Treasury Note/Bond	1.875%	7/31/22	33,815	33,435
United States Treasury Note/Bond	2.000%	7/31/22	7,795	7,740
United States Treasury Note/Bond	1.625%	8/15/22	4,708	4,616
United States Treasury Note/Bond	1.625%	8/31/22	2,050	2,010
United States Treasury Note/Bond	1.750%	9/30/22	1,250	1,230
United States Treasury Note/Bond	1.875%	9/30/22	33,210	32,831
United States Treasury Note/Bond	1.875%	10/31/22	14,555	14,380

United States Treasury Note/Bond	2.000%	10/31/22	17,810	17,676
United States Treasury Note/Bond	1.625%	11/15/22	16,150	15,814
United States Treasury Note/Bond	2.000%	11/30/22	48,163	47,787
United States Treasury Note/Bond	2.125%	12/31/22	72,580	72,319
United States Treasury Note/Bond	1.750%	1/31/23	25,218	24,780
United States Treasury Note/Bond	2.375%	1/31/23	975	980
United States Treasury Note/Bond	2.000%	2/15/23	11,203	11,110
United States Treasury Note/Bond	7.125%	2/15/23	1,100	1,298
United States Treasury Note/Bond	1.500%	2/28/23	3,327	3,237
United States Treasury Note/Bond	2.625%	2/28/23	8,010	8,130
United States Treasury Note/Bond	1.500%	3/31/23	26,975	26,229
United States Treasury Note/Bond	2.500%	3/31/23	28,451	28,749
United States Treasury Note/Bond	1.625%	4/30/23	22,585	22,056
United States Treasury Note/Bond	2.750%	4/30/23	23,480	23,957
United States Treasury Note/Bond	1.750%	5/15/23	30,393	29,823
United States Treasury Note/Bond	1.625%	5/31/23	23,885	23,310
United States Treasury Note/Bond	2.750%	5/31/23	5,895	6,017
United States Treasury Note/Bond	1.375%	6/30/23	25,610	24,730
United States Treasury Note/Bond	2.625%	6/30/23	17,816	18,103
United States Treasury Note/Bond	1.250%	7/31/23	21,485	20,619
United States Treasury Note/Bond	2.750%	7/31/23	33,800	34,524
United States Treasury Note/Bond	2.500%	8/15/23	39,835	40,283
United States Treasury Note/Bond	6.250%	8/15/23	32,780	38,214
United States Treasury Note/Bond	1.375%	8/31/23	12,820	12,359
United States Treasury Note/Bond	2.750%	8/31/23	2,380	2,432
United States Treasury Note/Bond	1.375%	9/30/23	20,585	19,829
United States Treasury Note/Bond	2.875%	9/30/23	3,149	3,235
United States Treasury Note/Bond	1.625%	10/31/23	3,251	3,165
United States Treasury Note/Bond	2.875%	10/31/23	10,678	10,975
United States Treasury Note/Bond	2.750%	11/15/23	15,281	15,625
United States Treasury Note/Bond	2.125%	11/30/23	16,145	16,067
United States Treasury Note/Bond	2.875%	11/30/23	5,037	5,182
United States Treasury Note/Bond	2.250%	12/31/23	30	30
United States Treasury Note/Bond	2.625%	12/31/23	54,501	55,455
United States Treasury Note/Bond	2.250%	1/31/24	41,830	41,850
United States Treasury Note/Bond	2.500%	1/31/24	37,219	37,672
United States Treasury Note/Bond	2.750%	2/15/24	29,974	30,677
United States Treasury Note/Bond	2.125%	2/29/24	47,435	47,183
United States Treasury Note/Bond	2.375%	2/29/24	28,569	28,774
United States Treasury Note/Bond	2.125%	3/31/24	84,654	84,231
United States Treasury Note/Bond	2.000%	4/30/24	35,345	34,925
United States Treasury Note/Bond	2.500%	5/15/24	91,029	92,124
United States Treasury Note/Bond	2.000%	5/31/24	15,904	15,715
United States Treasury Note/Bond	2.000%	6/30/24	18,635	18,402
United States Treasury Note/Bond	2.125%	7/31/24	14,710	14,611
United States Treasury Note/Bond	2.375%	8/15/24	21,710	21,832
United States Treasury Note/Bond	1.875%	8/31/24	10,623	10,416
United States Treasury Note/Bond	2.125%	9/30/24	70,558	70,051
United States Treasury Note/Bond	2.250%	10/31/24	35,320	35,287
United States Treasury Note/Bond	2.250%	11/15/24	26,400	26,363
United States Treasury Note/Bond	7.500%	11/15/24	675	860
United States Treasury Note/Bond	2.125%	11/30/24	70,805	70,252
United States Treasury Note/Bond	2.250%	12/31/24	60,000	59,925
United States Treasury Note/Bond	2.500%	1/31/25	20,340	20,585
United States Treasury Note/Bond	2.000%	2/15/25	57,848	56,926
United States Treasury Note/Bond	2.750%	2/28/25	7,073	7,255
United States Treasury Note/Bond	2.625%	3/31/25	31,046	31,633

United States Treasury Note/Bond	2.875%	4/30/25	43,863	45,316
United States Treasury Note/Bond	2.125%	5/15/25	48,416	47,932
United States Treasury Note/Bond	2.875%	5/31/25	25,340	26,179
United States Treasury Note/Bond	2.750%	6/30/25	42,295	43,405
United States Treasury Note/Bond	2.875%	7/31/25	34,960	36,140
United States Treasury Note/Bond	2.000%	8/15/25	52,747	51,791
United States Treasury Note/Bond	6.875%	8/15/25	1,943	2,465
United States Treasury Note/Bond	2.750%	8/31/25	15,520	15,932
United States Treasury Note/Bond	3.000%	9/30/25	8,524	8,881
United States Treasury Note/Bond	2.250%	11/15/25	9,772	9,732
United States Treasury Note/Bond	2.875%	11/30/25	5,070	5,246
United States Treasury Note/Bond	2.625%	12/31/25	106,195	108,286
United States Treasury Note/Bond	2.625%	1/31/26	56,474	57,594
United States Treasury Note/Bond	1.625%	2/15/26	40,832	39,033
United States Treasury Note/Bond	2.500%	2/28/26	44,293	44,819
United States Treasury Note/Bond	2.250%	3/31/26	4,000	3,984
United States Treasury Note/Bond	1.625%	5/15/26	50,598	48,290
United States Treasury Note/Bond	1.500%	8/15/26	51,545	48,645
United States Treasury Note/Bond	6.750%	8/15/26	3,095	4,016
United States Treasury Note/Bond	2.000%	11/15/26	37,355	36,474
United States Treasury Note/Bond	6.500%	11/15/26	910	1,172
United States Treasury Note/Bond	2.250%	2/15/27	44,372	44,067
United States Treasury Note/Bond	2.375%	5/15/27	39,155	39,229
United States Treasury Note/Bond	2.250%	8/15/27	44,099	43,713
United States Treasury Note/Bond	2.250%	11/15/27	39,003	38,625
United States Treasury Note/Bond	6.125%	11/15/27	775	1,000
United States Treasury Note/Bond	2.750%	2/15/28	50,868	52,362
United States Treasury Note/Bond	2.875%	5/15/28	33,665	35,006
United States Treasury Note/Bond	2.875%	8/15/28	53,510	55,659
United States Treasury Note/Bond	5.500%	8/15/28	895	1,127
United States Treasury Note/Bond	3.125%	11/15/28	52,149	55,376
United States Treasury Note/Bond	5.250%	11/15/28	14,810	18,406
United States Treasury Note/Bond	2.625%	2/15/29	67,463	68,781
United States Treasury Note/Bond	5.250%	2/15/29	15,313	19,112
United States Treasury Note/Bond	6.125%	8/15/29	4,420	5,919
United States Treasury Note/Bond	6.250%	5/15/30	570	781
United States Treasury Note/Bond	5.375%	2/15/31	24,475	31,848
United States Treasury Note/Bond	4.500%	2/15/36	13,800	17,504
United States Treasury Note/Bond	4.750%	2/15/37	7,525	9,891
United States Treasury Note/Bond	5.000%	5/15/37	403	546
United States Treasury Note/Bond	4.375%	2/15/38	3,592	4,552
United States Treasury Note/Bond	4.500%	5/15/38	8,100	10,433
United States Treasury Note/Bond	3.500%	2/15/39	10,601	12,032
United States Treasury Note/Bond	4.250%	5/15/39	10,883	13,633
United States Treasury Note/Bond	4.500%	8/15/39	8,684	11,233
United States Treasury Note/Bond	4.375%	11/15/39	11,686	14,876
United States Treasury Note/Bond	4.625%	2/15/40	13,760	18,099
United States Treasury Note/Bond	4.375%	5/15/40	12,975	16,539
United States Treasury Note/Bond	3.875%	8/15/40	11,185	13,349
United States Treasury Note/Bond	4.250%	11/15/40	10,317	12,949
United States Treasury Note/Bond	4.750%	2/15/41	15,338	20,558
United States Treasury Note/Bond	4.375%	5/15/41	12,450	15,911
United States Treasury Note/Bond	3.750%	8/15/41	12,000	14,068
United States Treasury Note/Bond	3.125%	11/15/41	13,128	13,994
United States Treasury Note/Bond	3.125%	2/15/42	15,773	16,796
United States Treasury Note/Bond	3.000%	5/15/42	11,950	12,460
United States Treasury Note/Bond	2.750%	8/15/42	32,075	32,010

United States Treasury Note/Bond	2.750%	11/15/42	57,583	57,403
United States Treasury Note/Bond	3.125%	2/15/43	30,422	32,309
United States Treasury Note/Bond	2.875%	5/15/43	41,060	41,785
United States Treasury Note/Bond	3.625%	8/15/43	36,516	42,045
United States Treasury Note/Bond	3.750%	11/15/43	46,084	54,134
United States Treasury Note/Bond	3.625%	2/15/44	27,738	31,968
United States Treasury Note/Bond	3.375%	5/15/44	21,816	24,165
United States Treasury Note/Bond	3.125%	8/15/44	13,001	13,810
United States Treasury Note/Bond	3.000%	11/15/44	20,069	20,862
United States Treasury Note/Bond	2.500%	2/15/45	36,593	34,603
United States Treasury Note/Bond	3.000%	5/15/45	20,139	20,945
United States Treasury Note/Bond	2.875%	8/15/45	35,817	36,376
United States Treasury Note/Bond	3.000%	11/15/45	5,078	5,282
United States Treasury Note/Bond	2.500%	2/15/46	31,339	29,542
United States Treasury Note/Bond	2.500%	5/15/46	41,805	39,388
United States Treasury Note/Bond	2.250%	8/15/46	25,312	22,623
United States Treasury Note/Bond	2.875%	11/15/46	36,710	37,255
United States Treasury Note/Bond	3.000%	2/15/47	9,150	9,517
United States Treasury Note/Bond	3.000%	5/15/47	45,822	47,598
United States Treasury Note/Bond	2.750%	8/15/47	32,138	31,756
United States Treasury Note/Bond	2.750%	11/15/47	34,982	34,555
United States Treasury Note/Bond	3.000%	2/15/48	43,204	44,804
United States Treasury Note/Bond	3.125%	5/15/48	37,817	40,192
United States Treasury Note/Bond	3.000%	8/15/48	44,009	45,652
United States Treasury Note/Bond	3.375%	11/15/48	30,079	33,543
United States Treasury Note/Bond	3.000%	2/15/49	33,663	34,952
				6,704,927
Agency Bonds and Notes (0.5%)
3 AID-Iraq	2.149%	1/18/22	1,100	1,095
3 AID-Israel	5.500%	12/4/23	375	426
3 AID-Israel	5.500%	4/26/24	1,400	1,607
3 AID-Jordan	2.503%	10/30/20	750	751
3 AID-Jordan	2.578%	6/30/22	320	321
3 AID-Jordan	3.000%	6/30/25	400	409
3 AID-Tunisia	2.452%	7/24/21	250	251
3 AID-Tunisia	1.416%	8/5/21	200	196
3 AID-Ukraine	1.847%	5/29/20	700	696
3 AID-Ukraine	1.471%	9/29/21	675	658
Federal Farm Credit Banks	2.550%	5/15/20	1,000	1,002
Federal Farm Credit Banks	1.680%	10/13/20	825	816
Federal Farm Credit Banks	2.550%	3/11/21	1,475	1,482
Federal Farm Credit Banks	2.230%	4/5/21	1,475	1,473
Federal Farm Credit Banks	3.050%	11/15/21	400	408
Federal Farm Credit Banks	3.500%	12/20/23	500	526
Federal Home Loan Banks	2.625%	5/28/20	5,000	5,013
Federal Home Loan Banks	3.375%	6/12/20	1,825	1,846
Federal Home Loan Banks	1.375%	9/28/20	1,950	1,922
Federal Home Loan Banks	2.625%	10/1/20	8,000	8,029
Federal Home Loan Banks	5.250%	12/11/20	1,000	1,048
Federal Home Loan Banks	1.375%	2/18/21	1,600	1,572
Federal Home Loan Banks	5.625%	6/11/21	1,600	1,713
Federal Home Loan Banks	1.125%	7/14/21	3,000	2,923
Federal Home Loan Banks	3.000%	10/12/21	7,000	7,126
Federal Home Loan Banks	1.875%	11/29/21	6,000	5,940
Federal Home Loan Banks	2.125%	3/10/23	3,155	3,133
Federal Home Loan Banks	2.500%	2/13/24	3,515	3,545
Federal Home Loan Banks	2.875%	6/14/24	2,000	2,052

Federal Home Loan Banks	5.375%	8/15/24	815	938
Federal Home Loan Banks	3.250%	11/16/28	1,965	2,068
Federal Home Loan Banks	5.500%	7/15/36	2,775	3,710
† Federal Home Loan Mortgage Corp.	1.375%	4/20/20	3,143	3,109
† Federal Home Loan Mortgage Corp.	2.500%	4/23/20	3,323	3,325
† Federal Home Loan Mortgage Corp.	1.375%	5/1/20	1,257	1,243
† Federal Home Loan Mortgage Corp.	1.625%	9/29/20	4,000	3,956
† Federal Home Loan Mortgage Corp.	1.875%	11/17/20	8,726	8,659
† Federal Home Loan Mortgage Corp.	2.375%	2/16/21	5,000	5,005
† Federal Home Loan Mortgage Corp.	1.125%	8/12/21	7,200	7,007
† Federal Home Loan Mortgage Corp.	2.375%	1/13/22	2,800	2,810
† Federal Home Loan Mortgage Corp.	2.750%	6/19/23	4,000	4,072
† Federal Home Loan Mortgage Corp.	6.750%	9/15/29	270	368
† Federal Home Loan Mortgage Corp.	6.250%	7/15/32	2,941	4,052
† Federal National Mortgage Assn.	1.500%	6/22/20	4,000	3,958
† Federal National Mortgage Assn.	1.500%	7/30/20	3,000	2,966
† Federal National Mortgage Assn.	2.875%	10/30/20	1,890	1,904
† Federal National Mortgage Assn.	1.500%	11/30/20	2,774	2,735
† Federal National Mortgage Assn.	1.875%	12/28/20	2,000	1,984
† Federal National Mortgage Assn.	1.375%	2/26/21	1,900	1,867
† Federal National Mortgage Assn.	2.500%	4/13/21	3,000	3,011
† Federal National Mortgage Assn.	2.750%	6/22/21	2,672	2,698
† Federal National Mortgage Assn.	1.250%	8/17/21	2,000	1,952
† Federal National Mortgage Assn.	1.375%	10/7/21	3,000	2,935
† Federal National Mortgage Assn.	2.000%	1/5/22	6,000	5,961
† Federal National Mortgage Assn.	2.625%	1/11/22	720	727
† Federal National Mortgage Assn.	1.875%	4/5/22	5,000	4,944
† Federal National Mortgage Assn.	2.000%	10/5/22	4,200	4,163
† Federal National Mortgage Assn.	2.375%	1/19/23	8,174	8,199
† Federal National Mortgage Assn.	2.875%	9/12/23	2,000	2,047
† Federal National Mortgage Assn.	2.500%	2/5/24	3,881	3,914
† Federal National Mortgage Assn.	2.625%	9/6/24	660	669
† Federal National Mortgage Assn.	2.125%	4/24/26	2,100	2,052
† Federal National Mortgage Assn.	1.875%	9/24/26	2,900	2,775
† Federal National Mortgage Assn.	7.125%	1/15/30	1,405	1,972
† Federal National Mortgage Assn.	7.250%	5/15/30	2,025	2,876
† Federal National Mortgage Assn.	6.625%	11/15/30	6,320	8,695
† Federal National Mortgage Assn.	5.625%	7/15/37	1,260	1,706
Private Export Funding Corp.	2.300%	9/15/20	175	175
Private Export Funding Corp.	4.300%	12/15/21	175	184
Private Export Funding Corp.	2.800%	5/15/22	200	202
Private Export Funding Corp.	2.050%	11/15/22	4,175	4,122
Private Export Funding Corp.	3.550%	1/15/24	725	757
Private Export Funding Corp.	2.450%	7/15/24	525	521
Private Export Funding Corp.	3.250%	6/15/25	175	181
Tennessee Valley Authority	3.875%	2/15/21	905	930
Tennessee Valley Authority	1.875%	8/15/22	425	418
Tennessee Valley Authority	2.875%	9/15/24	954	974
Tennessee Valley Authority	6.750%	11/1/25	2,920	3,651
Tennessee Valley Authority	2.875%	2/1/27	1,000	1,015
Tennessee Valley Authority	7.125%	5/1/30	2,000	2,807
Tennessee Valley Authority	4.700%	7/15/33	575	687
Tennessee Valley Authority	4.650%	6/15/35	500	592
Tennessee Valley Authority	5.880%	4/1/36	285	384
Tennessee Valley Authority	5.500%	6/15/38	225	299
Tennessee Valley Authority	5.250%	9/15/39	1,312	1,686
Tennessee Valley Authority	5.375%	4/1/56	580	820

	Tennessee Valley Authority	4.625%	9/15/60	519	656
	Tennessee Valley Authority	4.250%	9/15/65	700	833
					206,905
Conventional Mortgage-Backed Securities (8.7%)
†,4	Fannie Mae Pool	2.000%	11/1/27–11/1/31	6,293	6,170
†,4	Fannie Mae Pool	2.500%	1/1/27–10/1/46	78,851	78,555
†,4,5	Fannie Mae Pool	3.000%	1/1/26–4/1/49	298,243	298,856
†,4,5	Fannie Mae Pool	3.500%	9/1/25–4/1/49	398,048	404,819
†,4	Fannie Mae Pool	4.000%	12/1/19–4/1/49	371,111	382,704
†,4,5	Fannie Mae Pool	4.500%	4/1/19–4/1/49	161,061	168,496
†,4,5	Fannie Mae Pool	5.000%	4/1/19–4/1/49	44,038	46,916
†,4	Fannie Mae Pool	5.500%	7/1/19–4/1/40	25,699	27,755
†,4	Fannie Mae Pool	6.000%	7/1/19–5/1/41	15,733	17,046
†,4	Fannie Mae Pool	6.500%	10/1/23–10/1/39	4,521	4,854
†,4	Fannie Mae Pool	7.000%	12/1/22–11/1/37	1,584	1,801
†,4	Fannie Mae Pool	7.500%	11/1/22–12/1/32	133	148
†,4	Fannie Mae Pool	8.000%	12/1/22–10/1/30	27	30
†,4	Fannie Mae Pool	8.500%	7/1/22–7/1/30	16	18
†,4	Fannie Mae Pool	9.000%	7/1/22–6/1/26	7	7
†,4	Fannie Mae Pool	9.500%	8/1/20–2/1/25	1	1
†,4	Fannie Mae Pool	10.000%	1/1/20	—	—
†,4	Freddie Mac Gold Pool	2.000%	8/1/28–12/1/31	3,157	3,084
†,4	Freddie Mac Gold Pool	2.500%	4/1/27–10/1/46	60,366	60,195
†,4	Freddie Mac Gold Pool	3.000%	10/1/24–4/1/49	212,329	212,776
†,4,5	Freddie Mac Gold Pool	3.500%	9/1/25–4/1/49	261,591	266,238
†,4,5	Freddie Mac Gold Pool	4.000%	4/1/19–4/1/49	227,164	234,288
†,4,5	Freddie Mac Gold Pool	4.500%	4/1/19–4/1/49	96,946	101,494
†,4,5	Freddie Mac Gold Pool	5.000%	5/1/19–4/1/49	27,567	29,330
†,4	Freddie Mac Gold Pool	5.500%	1/1/22–6/1/41	14,368	15,590
†,4	Freddie Mac Gold Pool	6.000%	5/1/21–5/1/40	7,547	8,206
†,4	Freddie Mac Gold Pool	6.500%	8/1/23–3/1/39	1,934	2,093
†,4	Freddie Mac Gold Pool	7.000%	10/1/22–12/1/38	534	603
†,4	Freddie Mac Gold Pool	7.500%	1/1/23–1/1/32	88	101
†,4	Freddie Mac Gold Pool	8.000%	1/1/22–1/1/31	63	70
†,4	Freddie Mac Gold Pool	8.500%	11/1/24–5/1/30	9	9
†,4	Freddie Mac Gold Pool	9.000%	10/1/21–5/1/25	6	7
†,4	Freddie Mac Gold Pool	9.500%	8/1/20–4/1/25	—	—
†,4	Freddie Mac Gold Pool	10.000%	4/1/25	—	—
4	Ginnie Mae I Pool	3.000%	1/15/26–5/15/45	10,400	10,481
4,5	Ginnie Mae I Pool	3.500%	11/15/25–4/1/49	12,394	12,691
4	Ginnie Mae I Pool	4.000%	10/15/24–4/1/49	19,070	19,780
4,5	Ginnie Mae I Pool	4.500%	5/15/19–4/1/49	18,843	19,821
4	Ginnie Mae I Pool	5.000%	1/15/20–4/15/41	10,750	11,383
4	Ginnie Mae I Pool	5.500%	6/15/19–6/15/41	5,120	5,471
4	Ginnie Mae I Pool	6.000% 12/15/23–12/15/40		3,144	3,387
4	Ginnie Mae I Pool	6.500%	11/15/23–8/15/39	1,031	1,081
4	Ginnie Mae I Pool	7.000%	1/15/23–8/15/32	444	493
4	Ginnie Mae I Pool	7.500%	11/15/22–3/15/32	133	148
4	Ginnie Mae I Pool	8.000%	8/15/22–3/15/32	87	93
4	Ginnie Mae I Pool	8.500%	8/15/22–6/15/30	16	17
4	Ginnie Mae I Pool	9.000%	1/15/20–10/15/26	6	6
4	Ginnie Mae I Pool	9.500%	8/15/20	—	—
4	Ginnie Mae II Pool	2.500%	6/20/27–12/20/46	8,393	8,255
4	Ginnie Mae II Pool	3.000%	2/20/27–4/1/49	202,444	203,965
4,5	Ginnie Mae II Pool	3.500%	9/20/25–4/1/49	345,647	354,147
4,5	Ginnie Mae II Pool	4.000%	9/20/25–5/1/49	232,361	240,875
4,5	Ginnie Mae II Pool	4.500%	11/20/35–4/1/49	128,597	134,108

4,5	Ginnie Mae II Pool	5.000%	6/20/33–4/1/49	46,649	48,935
4	Ginnie Mae II Pool	5.500%	12/20/33–9/20/41	5,891	6,268
4	Ginnie Mae II Pool	6.000%	3/20/33–7/20/39	2,351	2,521
4	Ginnie Mae II Pool	6.500%	12/20/35–11/20/39	693	777
4	Ginnie Mae II Pool	7.000%	4/20/38–8/20/38	106	124
					3,457,087
Nonconventional Mortgage-Backed Securities (0.0%)
†,4	Fannie Mae Pool	2.135%	3/1/43	432	430
†,4	Fannie Mae Pool	2.181%	6/1/43	292	291
†,4	Fannie Mae Pool	2.198%	10/1/42	124	130
†,4	Fannie Mae Pool	2.271%	7/1/43	474	467
†,4	Fannie Mae Pool	2.389%	10/1/42	218	220
†,4	Fannie Mae Pool	2.437%	9/1/43	51	51
†,4	Fannie Mae Pool	3.361%	8/1/42	199	198
†,4	Fannie Mae Pool	3.490%	4/1/41	62	62
†,4,6	Fannie Mae Pool, 12M USD LIBOR +
	1.290%	4.080%	12/1/41	81	83
†,4,6	Fannie Mae Pool, 12M USD LIBOR +
	1.310%	4.011%	9/1/37	125	128
†,4,6	Fannie Mae Pool, 12M USD LIBOR +
	1.524%	4.324%	7/1/36	21	22
†,4,6	Fannie Mae Pool, 12M USD LIBOR +
	1.553%	4.428%	12/1/33	24	26
†,4,6	Fannie Mae Pool, 12M USD LIBOR +
	1.623%	4.748%	2/1/36	33	34
†,4,6	Fannie Mae Pool, 12M USD LIBOR +
	1.627%	4.752%	3/1/38	6	6
†,4,6	Fannie Mae Pool, 12M USD LIBOR +
	1.635%	4.385%	8/1/35	68	72
†,4,6	Fannie Mae Pool, 12M USD LIBOR +
	1.635%	4.510%	11/1/36	46	49
†,4,6	Fannie Mae Pool, 12M USD LIBOR +
	1.660%	4.410%	9/1/40	13	14
†,4,6	Fannie Mae Pool, 12M USD LIBOR +
	1.665%	4.415%	6/1/36	4	4
†,4,6	Fannie Mae Pool, 12M USD LIBOR +
	1.667%	4.423%	10/1/37	61	63
†,4,6	Fannie Mae Pool, 12M USD LIBOR +
	1.688%	4.311%	6/1/42	352	366
†,4,6	Fannie Mae Pool, 12M USD LIBOR +
	1.690%	4.195%	5/1/40	28	29
†,4,6	Fannie Mae Pool, 12M USD LIBOR +
	1.690%	4.440%	9/1/42	117	122
†,4,6	Fannie Mae Pool, 12M USD LIBOR +
	1.690%	4.525%	10/1/39	31	33
†,4,6	Fannie Mae Pool, 12M USD LIBOR +
	1.695%	4.445%	7/1/39	9	9
†,4,6	Fannie Mae Pool, 12M USD LIBOR +
	1.697%	4.570%	1/1/42	140	144
†,4,6	Fannie Mae Pool, 12M USD LIBOR +
	1.698%	4.476%	8/1/40	15	16
†,4,6	Fannie Mae Pool, 12M USD LIBOR +
	1.700%	4.651%	12/1/40	63	66
†,4,6	Fannie Mae Pool, 12M USD LIBOR +
	1.705%	4.570%	11/1/39	15	16
†,4,6	Fannie Mae Pool, 12M USD LIBOR +
	1.717%	4.752%	1/1/37	42	45

4,6	Fannie Mae Pool, 12M USD LIBOR +
	1.728%	4.581%	9/1/34	22	22
4,6	Fannie Mae Pool, 12M USD LIBOR +
	1.742%	4.451%	7/1/41	160	169
4,6	Fannie Mae Pool, 12M USD LIBOR +
	1.744%	4.571%	11/1/39	42	44
4,6	Fannie Mae Pool, 12M USD LIBOR +
	1.750%	4.549%	10/1/40	26	28
4,6	Fannie Mae Pool, 12M USD LIBOR +
	1.773%	4.598%	5/1/42	51	54
4,6	Fannie Mae Pool, 12M USD LIBOR +
	1.780%	4.905%	2/1/41	61	65
4,6	Fannie Mae Pool, 12M USD LIBOR +
	1.781%	4.371%	6/1/41	23	24
4,6	Fannie Mae Pool, 12M USD LIBOR +
	1.795%	3.674%	3/1/42	171	180
4,6	Fannie Mae Pool, 12M USD LIBOR +
	1.801%	4.536%	3/1/42	119	127
4,6	Fannie Mae Pool, 12M USD LIBOR +
	1.805%	4.680%	11/1/41	75	80
4,6	Fannie Mae Pool, 12M USD LIBOR +
	1.810%	4.685%	11/1/39–10/1/40	62	65
4,6	Fannie Mae Pool, 12M USD LIBOR +
	1.810%	4.810%	11/1/33–12/1/40	55	57
4,6	Fannie Mae Pool, 12M USD LIBOR +
	1.813%	4.648%	11/1/41	55	58
4,6	Fannie Mae Pool, 12M USD LIBOR +
	1.813%	4.803%	1/1/42	82	86
4,6	Fannie Mae Pool, 12M USD LIBOR +
	1.815%	4.320%	5/1/41	58	61
4,6	Fannie Mae Pool, 12M USD LIBOR +
	1.815%	4.689%	12/1/41	72	76
4,6	Fannie Mae Pool, 12M USD LIBOR +
	1.815%	4.690%	11/1/40–12/1/40	71	75
4,6	Fannie Mae Pool, 12M USD LIBOR +
	1.815%	4.940%	2/1/41	28	29
4,6	Fannie Mae Pool, 12M USD LIBOR +
	1.820%	4.565%	9/1/40	76	81
4,6	Fannie Mae Pool, 12M USD LIBOR +
	1.820%	4.730%	12/1/40	28	29
4,6	Fannie Mae Pool, 12M USD LIBOR +
	1.820%	4.852%	3/1/41	79	83
4,6	Fannie Mae Pool, 12M USD LIBOR +
	1.821%	4.904%	2/1/41	29	29
4,6	Fannie Mae Pool, 12M USD LIBOR +
	1.825%	3.950%	3/1/41	72	76
4,6	Fannie Mae Pool, 12M USD LIBOR +
	1.825%	4.670%	12/1/39	44	46
4,6	Fannie Mae Pool, 12M USD LIBOR +
	1.830%	4.580%	6/1/41	77	81
4,6	Fannie Mae Pool, 12M USD LIBOR +
	1.835%	4.859%	1/1/40	69	72
4,6	Fannie Mae Pool, 12M USD LIBOR +
	1.840%	4.590%	8/1/39	24	25
4,6	Fannie Mae Pool, 12M USD LIBOR +
	1.864%	4.220%	5/1/40	14	14

4,6	Fannie Mae Pool, 12M USD LIBOR +
	1.880%	4.616%	11/1/34	45	48
4,6	Fannie Mae Pool, 12M USD LIBOR +
	1.909%	4.284%	4/1/37	39	41
4,6	Fannie Mae Pool, 1YR CMT + 2.155%	4.780%	12/1/37	65	67
4,6	Fannie Mae Pool, 1YR CMT + 2.313%	5.028%	1/1/35	51	54
4,6	Fannie Mae Pool, 6M USD LIBOR +
	1.063%	3.563%	4/1/37	33	34
4,6	Fannie Mae Pool, 6M USD LIBOR +
	1.530%	4.416%	12/1/43	246	264
4,6	Fannie Mae Pool, 6M USD LIBOR +
	1.638%	4.424%	8/1/39	88	90
4,6	Fannie Mae Pool, 6M USD LIBOR +
	1.700%	4.472%	7/1/37	18	19
4,6	Fannie Mae Pool, 6M USD LIBOR +
	1.707%	3.393%	9/1/43	251	256
4,6	Fannie Mae Pool, 6M USD LIBOR +
	1.716%	4.324%	5/1/42	203	212
4,6	Fannie Mae Pool, 6M USD LIBOR +
	1.783%	4.511%	7/1/42	91	98
4,6	Fannie Mae Pool, 6M USD LIBOR +
	1.800%	4.550%	2/1/42	395	419
4,6	Fannie Mae Pool, 6M USD LIBOR +
	1.840%	4.715%	8/1/37	33	35
4,6	Fannie Mae Pool, 6M USD LIBOR +
	1.854%	4.576%	2/1/42	111	118
4	Freddie Mac Non Gold Pool	2.396%	5/1/42	38	38
4,6	Freddie Mac Non Gold Pool, 12M USD
	LIBOR + 0.985%	3.735%	10/1/37	5	5
4,6	Freddie Mac Non Gold Pool, 12M USD
	LIBOR + 1.625%	4.625%	1/1/38	4	4
4,6	Freddie Mac Non Gold Pool, 12M USD
	LIBOR + 1.640%	4.258%	11/1/43	201	207
4,6	Freddie Mac Non Gold Pool, 12M USD
	LIBOR + 1.640%	4.527%	12/1/36	33	35
4,6	Freddie Mac Non Gold Pool, 12M USD
	LIBOR + 1.655%	4.653%	3/1/37	6	7
4,6	Freddie Mac Non Gold Pool, 12M USD
	LIBOR + 1.660%	4.485%	10/1/37	27	28
4,6	Freddie Mac Non Gold Pool, 12M USD
	LIBOR + 1.695%	4.768%	2/1/37	17	18
4,6	Freddie Mac Non Gold Pool, 12M USD
	LIBOR + 1.718%	4.422%	9/1/37	123	127
4,6	Freddie Mac Non Gold Pool, 12M USD
	LIBOR + 1.727%	4.748%	1/1/35	5	5
4,6	Freddie Mac Non Gold Pool, 12M USD
	LIBOR + 1.743%	4.617%	12/1/36	16	16
4,6	Freddie Mac Non Gold Pool, 12M USD
	LIBOR + 1.745%	4.739%	12/1/40	94	98
4,6	Freddie Mac Non Gold Pool, 12M USD
	LIBOR + 1.750%	4.125%	5/1/38	3	4
4,6	Freddie Mac Non Gold Pool, 12M USD
	LIBOR + 1.750%	4.684%	12/1/41	57	59
4,6	Freddie Mac Non Gold Pool, 12M USD
	LIBOR + 1.796%	4.703%	12/1/34	18	18
4,6	Freddie Mac Non Gold Pool, 12M USD
	LIBOR + 1.815%	4.689%	12/1/35	39	41

†,4,6	Freddie Mac Non Gold Pool, 12M USD
	LIBOR + 1.842%	4.584%	3/1/42	107	113
†,4,6	Freddie Mac Non Gold Pool, 12M USD
	LIBOR + 1.860%	4.813%	2/1/42	27	28
†,4,6	Freddie Mac Non Gold Pool, 12M USD
	LIBOR + 1.880%	4.255%	5/1/40	20	20
†,4,6	Freddie Mac Non Gold Pool, 12M USD
	LIBOR + 1.880%	4.433%	5/1/40	14	14
†,4,6	Freddie Mac Non Gold Pool, 12M USD
	LIBOR + 1.880%	4.470%	6/1/40	18	18
†,4,6	Freddie Mac Non Gold Pool, 12M USD
	LIBOR + 1.880%	4.544%	6/1/41	26	27
†,4,6	Freddie Mac Non Gold Pool, 12M USD
	LIBOR + 1.880%	4.630%	6/1/40	28	28
†,4,6	Freddie Mac Non Gold Pool, 12M USD
	LIBOR + 1.880%	4.755%	11/1/40	6	7
†,4,6	Freddie Mac Non Gold Pool, 12M USD
	LIBOR + 1.880%	4.880%	12/1/40	9	9
†,4,6	Freddie Mac Non Gold Pool, 12M USD
	LIBOR + 1.880%	4.981%	1/1/41	46	48
†,4,6	Freddie Mac Non Gold Pool, 12M USD
	LIBOR + 1.880%	5.005%	3/1/41	15	16
†,4,6	Freddie Mac Non Gold Pool, 12M USD
	LIBOR + 1.889%	4.984%	2/1/42	63	64
†,4,6	Freddie Mac Non Gold Pool, 12M USD
	LIBOR + 1.894%	4.640%	9/1/40	89	93
†,4,6	Freddie Mac Non Gold Pool, 12M USD
	LIBOR + 1.900%	4.515%	6/1/40	32	33
†,4,6	Freddie Mac Non Gold Pool, 12M USD
	LIBOR + 1.900%	4.775%	11/1/40	28	29
†,4,6	Freddie Mac Non Gold Pool, 12M USD
	LIBOR + 1.910%	4.946%	1/1/41	15	16
†,4,6	Freddie Mac Non Gold Pool, 12M USD
	LIBOR + 1.910%	5.035%	2/1/41	62	65
†,4,6	Freddie Mac Non Gold Pool, 12M USD
	LIBOR + 1.977%	4.450%	5/1/37	103	106
†,4,6	Freddie Mac Non Gold Pool, 12M USD
	LIBOR + 2.075%	4.526%	7/1/35	29	30
†,4,6	Freddie Mac Non Gold Pool, 12M USD
	LIBOR + 2.085%	5.210%	3/1/38	5	5
†,4,6	Freddie Mac Non Gold Pool, 1YR CMT +
	2.250%	4.232%	5/1/36	26	27
†,4,6	Freddie Mac Non Gold Pool, 1YR CMT +
	2.250%	4.744%	11/1/34	36	37
†,4,6	Freddie Mac Non Gold Pool, 1YR CMT +
	2.250%	4.993%	2/1/36	29	31
†,4,6	Freddie Mac Non Gold Pool, 1YR CMT +
	2.409%	5.056%	10/1/36	31	33
†,4,6	Freddie Mac Non Gold Pool, 6M USD
	LIBOR + 1.665%	4.384%	1/1/37	60	63
4,6	Ginnie Mae II Pool, 1YR CMT + 1.500%	3.375%	1/20/41–3/20/43	1,022	1,057
4,6	Ginnie Mae II Pool, 1YR CMT + 1.500%	3.625%	4/20/41–6/20/43	578	595
4,6	Ginnie Mae II Pool, 1YR CMT + 1.500%	3.750%	7/20/41–8/20/41	362	373
4,6	Ginnie Mae II Pool, 1YR CMT + 1.500%	4.000%	7/20/38	5	5
4,6	Ginnie Mae II Pool, 1YR CMT + 1.500%	4.125%	10/20/38–12/20/43	1,151	1,191
4,6	Ginnie Mae II Pool, 1YR CMT + 2.000%	4.125%	5/20/41	16	16
4,6	Ginnie Mae II Pool, 1YR CMT + 2.000%	4.250%	5/20/41	20	21

4,6	Ginnie Mae II Pool, 1YR CMT + 2.000%	4.625%	11/20/40	13	14
					11,729
Total U.S. Government and Agency Obligations (Cost $10,330,062)					10,380,648
Asset-Backed/Commercial Mortgage-Backed Securities (1.0%)
4	Ally Auto Receivables Trust 2015-2	1.840%	6/15/20	59	59
4	Ally Auto Receivables Trust 2018-1	2.350%	6/15/22	450	449
4	Ally Auto Receivables Trust 2018-1	2.530%	2/15/23	125	125
4	Ally Auto Receivables Trust 2018-3	3.000%	1/17/23	150	151
4	Ally Auto Receivables Trust 2018-3	3.120%	7/17/23	150	152
4	Ally Master Owner Trust Series 2018-1	2.700%	1/17/23	1,800	1,798
4	Ally Master Owner Trust Series 2018-2	3.290%	5/15/23	475	481
4	American Express Credit Account Master
	Trust 2017-1	1.930%	9/15/22	1,075	1,069
4	American Express Credit Account Master
	Trust 2017-3	1.770%	11/15/22	2,600	2,579
4	American Express Credit Account Master
	Trust 2017-6	2.040%	5/15/23	1,600	1,588
4	American Express Credit Account Master
	Trust 2017-7	2.350%	5/15/25	975	967
4	American Express Credit Account Master
	Trust 2018-1	2.670%	10/17/22	1,200	1,201
4	American Express Credit Account Master
	Trust 2018-2	3.010%	10/15/25	1,075	1,097
4	American Express Credit Account Master
	Trust 2018-4	2.990%	12/15/23	1,350	1,363
4	American Express Credit Account Master
	Trust 2018-8	3.180%	4/15/24	500	508
4	AmeriCredit Automobile Receivables Trust
	2016-3	1.460%	5/10/21	69	69
4	AmeriCredit Automobile Receivables Trust
	2017-3	1.900%	3/18/22	340	338
4	AmeriCredit Automobile Receivables Trust
	2018-1	3.070%	12/19/22	400	402
4	AmeriCredit Automobile Receivables Trust
	2018-1	3.260%	1/18/24	244	246
4	AmeriCredit Automobile Receivables Trust
	2018-1	3.500%	1/18/24	150	152
4	AmeriCredit Automobile Receivables Trust
	2019-1	2.970%	11/20/23	375	377
4	BA Credit Card Trust 2017-A1	1.950%	8/15/22	1,075	1,068
4	BA Credit Card Trust 2018-A1	2.700%	7/17/23	2,000	2,006
4	Banc of America Commercial Mortgage
	Trust 2015-UBS7	3.429%	9/15/48	175	179
4	Banc of America Commercial Mortgage
	Trust 2015-UBS7	3.705%	9/15/48	300	311
4	Banc of America Commercial Mortgage
	Trust 2017-BNK3	3.574%	2/15/50	1,080	1,110
4	Banc of America Commercial Mortgage
	Trust 2017-BNK3	3.748%	2/15/50	420	429
4	BANK 2017 - BNK4	3.625%	5/15/50	800	825
4	BANK 2017 - BNK5	3.390%	6/15/60	700	710
4	BANK 2017 - BNK5	3.624%	6/15/60	350	355
4	BANK 2017 - BNK6	3.518%	7/15/60	980	1,003
4	BANK 2017 - BNK6	3.741%	7/15/60	780	788
4	BANK 2017 - BNK7	3.175%	9/15/60	450	450
4	BANK 2017 - BNK7	3.435%	9/15/60	275	280

4	BANK 2017 - BNK7	3.748%	9/15/60	300	306
4	BANK 2017 - BNK8	3.488%	11/15/50	600	613
4	BANK 2017 - BNK8	3.731%	11/15/50	100	103
4	BANK 2017 - BNK9	3.279%	11/15/54	600	603
4	BANK 2017 - BNK9	3.538%	11/15/54	600	615
4	BANK 2018 - BN10	3.641%	2/15/61	125	129
4	BANK 2018 - BN10	3.688%	2/15/61	850	879
4	BANK 2018 - BN10	3.898%	2/15/61	150	154
4	BANK 2018 - BN11	4.046%	3/15/61	400	425
4	BANK 2018 - BN12	4.255%	5/15/61	500	540
4	BANK 2018 - BN12	4.360%	5/15/61	150	161
4	BANK 2018 - BN13	4.217%	8/15/61	225	242
4	BANK 2018 - BN15	4.407%	11/15/61	470	511
4	BANK 2018-BN14	4.128%	9/15/60	350	368
4	BANK 2018-BN14	4.231%	9/15/60	650	699
4	BANK 2018-BN14	4.481%	9/15/60	175	189
4	BANK 2019 - BN16	4.005%	2/15/52	275	292
§,4	BANK 2019 - BN17	3.714%	4/15/52	360	371
§,4	BANK 2019 - BN17	3.976%	4/15/52	75	77
4	Bank Of America Credit Card Trust 2018-
	A2	3.000%	9/15/23	1,750	1,766
	Bank of Nova Scotia	1.850%	4/14/20	1,800	1,785
	Bank of Nova Scotia	1.875%	4/26/21	600	591
4	Barclays Dryrock Issuance Trust 2016-1	1.520%	5/16/22	525	523
4	BBCMS Mortgage Trust 2017-C1	3.674%	2/15/50	1,175	1,208
4	BBCMS Mortgage Trust 2017-C1	3.898%	2/15/50	325	333
4	BBCMS Mortgage Trust 2018-C2	4.314%	12/15/51	500	541
4	Bear Stearns Commercial Mortgage
	Securities Trust 2007-TOP26	5.460%	1/12/45	61	61
4	BENCHMARK 2018-B1 Mortgage Trust	3.666%	1/15/51	450	466
4	BENCHMARK 2018-B1 Mortgage Trust	3.878%	1/15/51	200	206
4	BENCHMARK 2018-B2 Mortgage Trust	3.662%	2/15/51	450	464
4	BENCHMARK 2018-B2 Mortgage Trust	3.882%	2/15/51	980	1,027
4	BENCHMARK 2018-B2 Mortgage Trust	4.084%	2/15/51	625	654
4	BENCHMARK 2018-B3 Mortgage Trust	3.848%	4/10/51	400	415
4	BENCHMARK 2018-B3 Mortgage Trust	4.025%	4/10/51	1,000	1,060
4	BENCHMARK 2018-B4 Mortgage Trust	4.121%	7/15/51	2,000	2,138
4	BENCHMARK 2018-B4 Mortgage Trust	4.311%	7/15/51	500	532
4	BENCHMARK 2018-B5 Mortgage Trust	4.208%	7/15/51	675	726
4	BENCHMARK 2018-B6 Mortgage Trust	4.203%	10/10/51	375	395
4	BENCHMARK 2018-B6 Mortgage Trust	4.261%	10/10/51	450	487
4	BENCHMARK 2018-B6 Mortgage Trust	4.441%	10/10/51	125	134
4	BENCHMARK 2018-B7 Mortgage Trust	4.510%	5/15/53	25	27
4	BENCHMARK 2018-B8 Mortgage Trust	4.232%	1/15/52	600	648
4	BENCHMARK 2018-B8 Mortgage Trust	4.532%	1/15/52	200	216
§,4	BENCHMARK 2019-B10 Mortgage Trust	3.717%	3/15/62	300	309
§,4	BENCHMARK 2019-B10 Mortgage Trust	3.979%	3/15/62	125	129
4	BENCHMARK 2019-B9 Mortgage Trust	4.016%	3/15/52	261	276
4	BMW Vehicle Lease Trust 2017-2	2.070%	10/20/20	275	274
4	BMW Vehicle Owner Trust 2018-A	2.350%	4/25/22	650	648
4	BMW Vehicle Owner Trust 2018-A	2.510%	6/25/24	125	124
4	Capital Auto Receivables Asset Trust 2015-
	4	2.010%	7/20/20	4	4
4	Capital Auto Receivables Asset Trust 2016-
	3	1.690%	3/20/21	225	224
4	Capital One Multi-Asset Execution Trust
	2015-A2	2.080%	3/15/23	875	870

4 Capital One Multi-Asset Execution Trust
2015-A8	2.050%	8/15/23	600	595
4 Capital One Multi-Asset Execution Trust
2016-A3	1.340%	4/15/22	575	573
4 Capital One Multi-Asset Execution Trust
2016-A4	1.330%	6/15/22	775	771
4 Capital One Multi-Asset Execution Trust
2016-A6	1.820%	9/15/22	650	646
4 Capital One Multi-Asset Execution Trust
2017-A1	2.000%	1/17/23	700	696
4 Capital One Multi-Asset Execution Trust
2017-A3	2.430%	1/15/25	700	696
4 Capital One Multi-Asset Execution Trust
2017-A4	1.990%	7/17/23	1,125	1,117
4 Capital One Multi-Asset Execution Trust
2017-A6	2.290%	7/15/25	925	916
4 Capital One Multi-Asset Execution Trust
2018-A1	3.010%	2/15/24	500	504
4 Capital One Multi-Asset Execution Trust
2019-A1	2.840%	12/16/24	325	328
4 CarMax Auto Owner Trust 2015-2	1.800%	3/15/21	61	61
4 CarMax Auto Owner Trust 2015-3	1.980%	2/16/21	94	94
4 CarMax Auto Owner Trust 2015-4	1.830%	6/15/21	150	149
4 CarMax Auto Owner Trust 2016-3	1.390%	5/17/21	153	152
4 CarMax Auto Owner Trust 2016-3	1.600%	1/18/22	115	113
4 CarMax Auto Owner Trust 2017-4	2.110%	10/17/22	325	322
4 CarMax Auto Owner Trust 2017-4	2.330%	5/15/23	225	224
4 CarMax Auto Owner Trust 2018-1	2.480%	11/15/22	350	349
4 CarMax Auto Owner Trust 2018-1	2.640%	6/15/23	100	100
4 CarMax Auto Owner Trust 2018-2	2.980%	1/17/23	300	302
4 CarMax Auto Owner Trust 2018-2	3.160%	7/17/23	200	204
4 CD 2016-CD1 Commercial Mortgage Trust	2.724%	8/10/49	625	608
4 CD 2016-CD2 Commercial Mortgage Trust	3.526%	11/10/49	600	616
4 CD 2017-CD3 Commercial Mortgage Trust	3.453%	2/10/50	66	67
4 CD 2017-CD3 Commercial Mortgage Trust	3.631%	2/10/50	503	520
4 CD 2017-CD3 Commercial Mortgage Trust	3.833%	2/10/50	131	135
4 CD 2017-CD4 Commercial Mortgage Trust	3.514%	5/10/50	500	512
4 CD 2017-CD4 Commercial Mortgage Trust	3.747%	5/10/50	300	305
4 CD 2017-CD6 Commercial Mortgage Trust	3.332%	11/13/50	250	253
4 CD 2017-CD6 Commercial Mortgage Trust	3.456%	11/13/50	475	484
4 CD 2017-CD6 Commercial Mortgage Trust	3.709%	11/13/50	275	279
4 CD 2018-CD7 Commercial Mortgage Trust	4.279%	8/15/51	575	620
4 CenterPoint Energy Transition Bond Co. II
LLC 2005-A	5.302%	8/1/20	17	17
4 CenterPoint Energy Transition Bond Co. IV
LLC 2012-1	3.028%	10/15/25	800	809
4 CFCRE Commercial Mortgage Trust 2016-
C3	3.865%	1/10/48	425	439
4 CFCRE Commercial Mortgage Trust 2016-
C4	3.283%	5/10/58	550	550
4 CFCRE Commercial Mortgage Trust 2016-
C4	3.691%	5/10/58	400	406
4 CFCRE Commercial Mortgage Trust 2016-
C6	3.217%	11/10/49	950	943
4 CFCRE Commercial Mortgage Trust 2017-
C8	3.572%	6/15/50	300	306
4 Chase Issuance Trust 2012-A4	1.580%	8/15/21	600	598

4 Chase Issuance Trust 2012-A7	2.160%	9/15/24	1,314	1,291
4 Chase Issuance Trust 2014-A2	2.770%	3/15/23	900	904
4 Chase Issuance Trust 2015-A4	1.840%	4/15/22	600	595
4 Chase Issuance Trust 2016-A2	1.370%	6/15/21	775	773
4 Chase Issuance Trust 2016-A4	1.490%	7/15/22	700	690
4 Chase Issuance Trust 2016-A5	1.270%	7/15/21	775	772
4 Citibank Credit Card Issuance Trust 2014-
A1	2.880%	1/23/23	2,350	2,364
4 Citibank Credit Card Issuance Trust 2014-
A5	2.680%	6/7/23	750	751
4 Citibank Credit Card Issuance Trust 2014-
A6	2.150%	7/15/21	2,100	2,097
4 Citibank Credit Card Issuance Trust 2016-
A2	2.190%	11/20/23	775	767
4 Citibank Credit Card Issuance Trust 2018-
A1	2.490%	1/20/23	1,900	1,898
4 Citibank Credit Card Issuance Trust 2018-
A3	3.290%	5/23/25	2,000	2,053
4 Citigroup Commercial Mortgage Trust
2012-GC8	3.024%	9/10/45	600	604
4 Citigroup Commercial Mortgage Trust
2013-GC11	3.093%	4/10/46	100	101
4 Citigroup Commercial Mortgage Trust
2013-GC11	3.422%	4/10/46	100	101
4 Citigroup Commercial Mortgage Trust
2013-GC15	4.371%	9/10/46	225	239
4 Citigroup Commercial Mortgage Trust
2013-GC15	4.649%	9/10/46	350	373
4 Citigroup Commercial Mortgage Trust
2013-GC17	3.675%	11/10/46	70	71
4 Citigroup Commercial Mortgage Trust
2013-GC17	4.131%	11/10/46	275	290
4 Citigroup Commercial Mortgage Trust
2013-GC17	4.544%	11/10/46	100	106
4 Citigroup Commercial Mortgage Trust
2013-GC17	5.095%	11/10/46	100	106
4 Citigroup Commercial Mortgage Trust
2014-GC19	3.552%	3/10/47	74	75
4 Citigroup Commercial Mortgage Trust
2014-GC19	4.023%	3/10/47	125	131
4 Citigroup Commercial Mortgage Trust
2014-GC19	4.345%	3/10/47	125	132
4 Citigroup Commercial Mortgage Trust
2014-GC21	3.855%	5/10/47	200	210
4 Citigroup Commercial Mortgage Trust
2014-GC21	4.328%	5/10/47	150	156
4 Citigroup Commercial Mortgage Trust
2014-GC23	3.622%	7/10/47	300	310
4 Citigroup Commercial Mortgage Trust
2014-GC25	3.635%	10/10/47	650	674
4 Citigroup Commercial Mortgage Trust
2015-GC27	3.137%	2/10/48	800	806
4 Citigroup Commercial Mortgage Trust
2015-GC27	3.571%	2/10/48	325	331
4 Citigroup Commercial Mortgage Trust
2015-GC29	2.674%	4/10/48	140	140

4	Citigroup Commercial Mortgage Trust
	2015-GC29	3.192%	4/10/48	650	657
4	Citigroup Commercial Mortgage Trust
	2015-GC29	3.758%	4/10/48	318	322
4	Citigroup Commercial Mortgage Trust
	2015-GC31	3.762%	6/10/48	350	366
4	Citigroup Commercial Mortgage Trust
	2015-GC33	3.778%	9/10/58	425	444
4	Citigroup Commercial Mortgage Trust
	2016-C1	3.003%	5/10/49	225	226
4	Citigroup Commercial Mortgage Trust
	2016-C1	3.209%	5/10/49	425	429
4	Citigroup Commercial Mortgage Trust
	2016-GC36	3.616%	2/10/49	800	828
4	Citigroup Commercial Mortgage Trust
	2016-P4	2.902%	7/10/49	250	247
4	Citigroup Commercial Mortgage Trust
	2017-B1	3.458%	8/15/50	800	817
4	Citigroup Commercial Mortgage Trust
	2017-B1	3.711%	8/15/50	200	203
4	Citigroup Commercial Mortgage Trust
	2017-C4	3.471%	10/12/50	600	612
4	Citigroup Commercial Mortgage Trust
	2017-C4	3.764%	10/12/50	150	154
4	Citigroup Commercial Mortgage Trust
	2018-B2	3.788%	3/10/51	150	155
4	Citigroup Commercial Mortgage Trust
	2018-B2	4.009%	3/10/51	1,200	1,273
4	COMM 2012-CCRE2 Mortgage Trust	3.147%	8/15/45	144	146
4	COMM 2012-CCRE2 Mortgage Trust	3.791%	8/15/45	189	193
4,7	COMM 2012-CCRE3 Mortgage Trust	3.416%	10/15/45	227	229
4	COMM 2012-CCRE4 Mortgage Trust	2.853%	10/15/45	350	349
4	COMM 2013-CCRE10 Mortgage Trust	4.210%	8/10/46	160	169
4	COMM 2013-CCRE11 Mortgage Trust	3.660%	8/10/50	193	196
4	COMM 2013-CCRE11 Mortgage Trust	3.983%	8/10/50	260	272
4	COMM 2013-CCRE11 Mortgage Trust	4.258%	8/10/50	330	349
4	COMM 2013-CCRE11 Mortgage Trust	4.715%	8/10/50	200	212
4	COMM 2013-CCRE12 Mortgage Trust	2.904%	10/10/46	18	18
4	COMM 2013-CCRE12 Mortgage Trust	3.623%	10/10/46	117	119
4	COMM 2013-CCRE12 Mortgage Trust	3.765%	10/10/46	175	181
4	COMM 2013-CCRE12 Mortgage Trust	4.046%	10/10/46	125	131
4	COMM 2013-CCRE12 Mortgage Trust	4.300%	10/10/46	75	79
4	COMM 2013-CCRE12 Mortgage Trust	4.762%	10/10/46	50	52
4	COMM 2013-CCRE13 Mortgage Trust	3.039%	11/10/46	2	2
4	COMM 2013-CCRE13 Mortgage Trust	3.706%	11/10/46	48	49
4	COMM 2013-CCRE13 Mortgage Trust	4.194%	11/10/46	450	475
4	COMM 2013-CCRE13 Mortgage Trust	4.449%	11/10/46	150	158
4	COMM 2013-CCRE6 Mortgage Trust	3.101%	3/10/46	183	185
4	COMM 2013-CCRE7 Mortgage Trust	3.213%	3/10/46	141	143
4	COMM 2013-CCRE8 Mortgage Trust	3.612%	6/10/46	223	229
4	COMM 2013-CCRE9 Mortgage Trust	4.233%	7/10/45	365	385
4	COMM 2013-LC13 Mortgage Trust	4.205%	8/10/46	230	241
4	COMM 2013-LC6 Mortgage Trust	2.941%	1/10/46	277	278
4	COMM 2013-LC6 Mortgage Trust	3.282%	1/10/46	154	156
4	COMM 2014-CCRE14 Mortgage Trust	3.147%	2/10/47	118	118
4	COMM 2014-CCRE14 Mortgage Trust	4.236%	2/10/47	275	291
4	COMM 2014-CCRE14 Mortgage Trust	4.526%	2/10/47	325	344

4 COMM 2014-CCRE14 Mortgage Trust	4.643%	2/10/47	175	184
4 COMM 2014-CCRE15 Mortgage Trust	2.928%	2/10/47	96	96
4 COMM 2014-CCRE15 Mortgage Trust	3.595%	2/10/47	111	113
4 COMM 2014-CCRE15 Mortgage Trust	4.074%	2/10/47	209	220
4 COMM 2014-CCRE15 Mortgage Trust	4.691%	2/10/47	105	112
4 COMM 2014-CCRE17 Mortgage Trust	3.012%	5/10/47	120	120
4 COMM 2014-CCRE17 Mortgage Trust	3.598%	5/10/47	100	102
4 COMM 2014-CCRE17 Mortgage Trust	3.977%	5/10/47	275	289
4 COMM 2014-CCRE17 Mortgage Trust	4.377%	5/10/47	100	104
4 COMM 2014-CCRE18 Mortgage Trust	3.452%	7/15/47	175	178
4 COMM 2014-CCRE18 Mortgage Trust	3.828%	7/15/47	125	131
4 COMM 2014-CCRE18 Mortgage Trust	4.103%	7/15/47	150	155
4 COMM 2014-CCRE19 Mortgage Trust	3.796%	8/10/47	650	678
4 COMM 2014-CCRE19 Mortgage Trust	4.080%	8/10/47	150	156
4 COMM 2014-CCRE21 Mortgage Trust	3.095%	12/10/47	278	278
4 COMM 2014-CCRE21 Mortgage Trust	3.528%	12/10/47	625	644
4 COMM 2014-LC15 Mortgage Trust	4.006%	4/10/47	325	341
4 COMM 2014-LC17 Mortgage Trust	3.164%	10/10/47	390	391
4 COMM 2014-LC17 Mortgage Trust	3.917%	10/10/47	175	183
4 COMM 2014-UBS2 Mortgage Trust	2.820%	3/10/47	24	24
4 COMM 2014-UBS2 Mortgage Trust	3.472%	3/10/47	76	78
4 COMM 2014-UBS2 Mortgage Trust	3.961%	3/10/47	202	212
4 COMM 2014-UBS2 Mortgage Trust	4.199%	3/10/47	57	59
4 COMM 2014-UBS2 Mortgage Trust	4.701%	3/10/47	36	38
4 COMM 2014-UBS3 Mortgage Trust	2.844%	6/10/47	121	121
4 COMM 2014-UBS3 Mortgage Trust	3.819%	6/10/47	350	365
4 COMM 2014-UBS4 Mortgage Trust	3.694%	8/10/47	225	234
4 COMM 2014-UBS4 Mortgage Trust	3.968%	8/10/47	167	172
4 COMM 2014-UBS5 Mortgage Trust	3.838%	9/10/47	500	522
4 COMM 2014-UBS6 Mortgage Trust	2.935%	12/10/47	307	307
4 COMM 2014-UBS6 Mortgage Trust	3.387%	12/10/47	425	432
4 COMM 2014-UBS6 Mortgage Trust	3.644%	12/10/47	800	829
4 COMM 2014-UBS6 Mortgage Trust	4.048%	12/10/47	225	232
4 COMM 2015-CCRE22 Mortgage Trust	2.856%	3/10/48	199	199
4 COMM 2015-CCRE22 Mortgage Trust	3.309%	3/10/48	575	584
4 COMM 2015-CCRE22 Mortgage Trust	3.603%	3/10/48	200	202
4 COMM 2015-CCRE23 Mortgage Trust	3.257%	5/10/48	250	254
4 COMM 2015-CCRE23 Mortgage Trust	3.497%	5/10/48	375	386
4 COMM 2015-CCRE23 Mortgage Trust	3.801%	5/10/48	175	179
4 COMM 2015-CCRE25 Mortgage Trust	3.759%	8/10/48	425	443
4 COMM 2015-CCRE26 Mortgage Trust	3.630%	10/10/48	850	876
4 COMM 2015-CCRE27 Mortgage Trust	3.404%	10/10/48	400	409
4 COMM 2015-CCRE27 Mortgage Trust	3.612%	10/10/48	400	414
4 COMM 2015-LC19 Mortgage Trust	3.040%	2/10/48	75	76
4 COMM 2015-LC19 Mortgage Trust	3.183%	2/10/48	425	429
4 COMM 2015-LC19 Mortgage Trust	3.527%	2/10/48	200	200
4 COMM 2016-CCRE28 Mortgage Trust	3.762%	2/10/49	600	623
4 COMM 2016-DC2 Mortgage Trust	3.550%	2/10/49	500	512
4 CSAIL 2015-C1 Commercial Mortgage
Trust	3.505%	4/15/50	400	411
4 CSAIL 2015-C1 Commercial Mortgage
Trust	3.791%	4/15/50	200	205
4 CSAIL 2015-C1 Commercial Mortgage
Trust	4.044%	4/15/50	175	179
4 CSAIL 2015-C2 Commercial Mortgage
Trust	3.504%	6/15/57	550	563

4 CSAIL 2015-C2 Commercial Mortgage
Trust	3.849%	6/15/57	225	232
4 CSAIL 2015-C3 Commercial Mortgage
Trust	3.448%	8/15/48	327	334
4 CSAIL 2015-C3 Commercial Mortgage
Trust	3.718%	8/15/48	425	440
4 CSAIL 2015-C3 Commercial Mortgage
Trust	4.106%	8/15/48	200	204
4 CSAIL 2015-C4 Commercial Mortgage
Trust	3.617%	11/15/48	200	206
4 CSAIL 2015-C4 Commercial Mortgage
Trust	3.808%	11/15/48	325	338
4 CSAIL 2016-C7 Commercial Mortgage
Trust	3.502%	11/15/49	800	813
4 CSAIL 2017-C8 Commercial Mortgage
Trust	3.392%	6/15/50	800	808
4 CSAIL 2017-CX10 Commercial Mortgage
Trust	3.458%	11/15/50	575	582
4 CSAIL 2017-CX9 Commercial Mortgage
Trust	3.446%	9/15/50	250	253
4 CSAIL 2018-CX11 Commercial Mortgage
Trust	4.033%	4/15/51	1,200	1,263
4 CSAIL 2018-CX12 Commercial Mortgage
Trust	4.224%	8/15/51	250	268
4 CSAIL 2019-C15 Commercial Mortgage
Trust	4.053%	3/15/52	975	1,032
4 DBJPM 16-C1 Mortgage Trust	3.276%	5/10/49	300	303
4 DBJPM 16-C3 Mortgage Trust	2.890%	8/10/49	325	320
4 DBJPM 17-C6 Mortgage Trust	3.328%	6/10/50	600	606
4 DBJPM 17-C6 Mortgage Trust	3.561%	6/10/50	150	151
4 Discover Card Execution Note Trust 2015-
A2	1.900%	10/17/22	1,050	1,043
4 Discover Card Execution Note Trust 2015-
A4	2.190%	4/17/23	825	821
4 Discover Card Execution Note Trust 2017-
A2	2.390%	7/15/24	800	794
4 Discover Card Execution Note Trust 2018-
A1	3.030%	8/15/25	1,000	1,015
4 Drive Auto Receivables Trust 2018-2	3.220%	4/15/22	375	375
4 Drive Auto Receivables Trust 2018-2	3.630%	8/15/24	475	478
4 Fannie Mae-Aces 2010-M1	4.450%	9/25/19	66	66
4 Fannie Mae-Aces 2011-M2	3.764%	4/25/21	460	467
4 Fannie Mae-Aces 2011-M4	3.726%	6/25/21	1,121	1,142
4 Fannie Mae-Aces 2013-M12	2.403%	3/25/23	776	766
4 Fannie Mae-Aces 2013-M4	2.608%	3/25/22	28	28
4 Fannie Mae-Aces 2013-M7	2.280%	12/27/22	391	385
4 Fannie Mae-Aces 2014-M1	3.219%	7/25/23	1,535	1,565
4 Fannie Mae-Aces 2014-M12	2.614%	10/25/21	1,021	1,019
4 Fannie Mae-Aces 2014-M13	2.566%	8/25/24	126	125
4 Fannie Mae-Aces 2014-M13	3.021%	8/25/24	475	484
4 Fannie Mae-Aces 2014-M3	3.481%	1/25/24	581	599
4 Fannie Mae-Aces 2014-M4	3.346%	3/25/24	625	643
4 Fannie Mae-Aces 2014-M6	2.679%	5/25/21	943	943
4 Fannie Mae-Aces 2014-M7	3.276%	6/25/24	1,083	1,108
4 Fannie Mae-Aces 2014-M8	2.346%	6/25/24	133	132
4 Fannie Mae-Aces 2014-M8	3.056%	6/25/24	650	659
4 Fannie Mae-Aces 2014-M9	3.103%	7/25/24	775	788

†,4	Fannie Mae-Aces 2015-M1	2.532%	9/25/24	1,075	1,069
†,4	Fannie Mae-Aces 2015-M10	3.092%	4/25/27	350	353
†,4	Fannie Mae-Aces 2015-M12	2.797%	5/25/25	850	857
†,4	Fannie Mae-Aces 2015-M15	2.923%	10/25/25	1,025	1,037
†,4	Fannie Mae-Aces 2015-M2	2.620%	12/25/24	709	705
†,4	Fannie Mae-Aces 2015-M3	2.723%	10/25/24	400	402
†,4	Fannie Mae-Aces 2015-M4	2.509%	7/25/22	471	469
†,4	Fannie Mae-Aces 2015-M7	2.590%	12/25/24	750	748
†,4	Fannie Mae-Aces 2015-M8	2.344%	1/25/25	302	298
†,4	Fannie Mae-Aces 2015-M8	2.900%	1/25/25	825	835
†,4	Fannie Mae-Aces 2016-M11	2.369%	7/25/26	900	874
†,4	Fannie Mae-Aces 2016-M12	2.446%	9/25/26	950	927
†,4	Fannie Mae-Aces 2016-M2	2.152%	1/25/23	725	715
†,4	Fannie Mae-Aces 2016-M3	2.702%	2/25/26	400	400
†,4	Fannie Mae-Aces 2016-M4	2.576%	3/25/26	400	396
†,4	Fannie Mae-Aces 2016-M5	2.469%	4/25/26	800	784
†,4	Fannie Mae-Aces 2016-M6	2.488%	5/25/26	600	589
†,4	Fannie Mae-Aces 2016-M7	2.157%	10/25/23	200	196
†,4	Fannie Mae-Aces 2016-M7	2.499%	9/25/26	300	291
†,4	Fannie Mae-Aces 2016-M9	2.292%	6/25/26	1,300	1,260
†,4	Fannie Mae-Aces 2017-M1	2.416%	10/25/26	1,200	1,172
†,4	Fannie Mae-Aces 2017-M10	2.561%	7/25/24	440	435
†,4	Fannie Mae-Aces 2017-M11	2.980%	8/25/29	500	497
†,4	Fannie Mae-Aces 2017-M12	3.081%	6/25/27	1,250	1,271
†,4	Fannie Mae-Aces 2017-M15	3.136%	11/25/27	1,150	1,168
†,4	Fannie Mae-Aces 2017-M2	2.785%	2/25/27	1,200	1,199
†,4	Fannie Mae-Aces 2017-M3	2.486%	12/25/26	1,500	1,455
†,4	Fannie Mae-Aces 2017-M4	2.597%	12/25/26	1,200	1,183
†,4	Fannie Mae-Aces 2017-M7	2.961%	2/25/27	675	679
†,4	Fannie Mae-Aces 2017-M8	3.061%	5/25/27	1,563	1,583
†,4	Fannie Mae-Aces 2018-M12	3.640%	8/25/30	850	898
†,4	Fannie Mae-Aces 2018-M14	3.578%	8/25/28	475	496
†,4	Fannie Mae-Aces 2018-M2	2.902%	1/25/28	1,425	1,417
†,4	Fannie Mae-Aces 2018-M4	3.043%	3/25/28	720	730
†,4	Fannie Mae-Aces 2018-M7	3.052%	3/25/28	400	406
†,4	Fannie Mae-Aces 2018-M8	3.610%	2/25/31	900	937
†,4	Fannie Mae-Aces 2019-M1	3.555%	9/25/28	575	603
†,4	Fannie Mae-Aces 2019-M2	3.632%	11/25/28	875	922
†,4	FHLMC Multifamily Structured Pass
	Through Certificates K005	3.484%	4/25/19	7	7
†,4	FHLMC Multifamily Structured Pass
	Through Certificates K006	3.398%	7/25/19	93	93
†,4	FHLMC Multifamily Structured Pass
	Through Certificates K009	2.757%	5/25/20	24	24
†,4	FHLMC Multifamily Structured Pass
	Through Certificates K010	3.320%	7/25/20	22	22
†,4	FHLMC Multifamily Structured Pass
	Through Certificates K011	4.084%	11/25/20	1,741	1,771
†,4	FHLMC Multifamily Structured Pass
	Through Certificates K012	4.186%	12/25/20	800	814
†,4	FHLMC Multifamily Structured Pass
	Through Certificates K014	3.871%	4/25/21	515	526
†,4	FHLMC Multifamily Structured Pass
	Through Certificates K017	2.873%	12/25/21	1,412	1,422
†,4	FHLMC Multifamily Structured Pass
	Through Certificates K019	2.272%	3/25/22	1,140	1,132

†,4	FHLMC Multifamily Structured Pass
	Through Certificates K020	2.373%	5/25/22	100	100
†,4	FHLMC Multifamily Structured Pass
	Through Certificates K021	2.396%	6/25/22	915	912
†,4	FHLMC Multifamily Structured Pass
	Through Certificates K026	2.510%	11/25/22	1,275	1,274
†,4	FHLMC Multifamily Structured Pass
	Through Certificates K027	2.637%	1/25/23	1,275	1,279
†,4	FHLMC Multifamily Structured Pass
	Through Certificates K029	3.320%	2/25/23	1,250	1,284
†,4	FHLMC Multifamily Structured Pass
	Through Certificates K030	2.779%	9/25/22	625	627
†,4	FHLMC Multifamily Structured Pass
	Through Certificates K031	3.300%	4/25/23	1,260	1,295
†,4	FHLMC Multifamily Structured Pass
	Through Certificates K032	3.016%	2/25/23	663	668
†,4	FHLMC Multifamily Structured Pass
	Through Certificates K033	2.871%	2/25/23	753	756
†,4	FHLMC Multifamily Structured Pass
	Through Certificates K034	3.531%	7/25/23	1,208	1,252
†,4	FHLMC Multifamily Structured Pass
	Through Certificates K036	3.527%	10/25/23	1,375	1,425
†,4	FHLMC Multifamily Structured Pass
	Through Certificates K037	3.490%	1/25/24	50	52
†,4	FHLMC Multifamily Structured Pass
	Through Certificates K038	2.604%	10/25/23	257	258
†,4	FHLMC Multifamily Structured Pass
	Through Certificates K038	3.389%	3/25/24	1,275	1,317
†,4	FHLMC Multifamily Structured Pass
	Through Certificates K039	2.683%	12/25/23	189	190
†,4	FHLMC Multifamily Structured Pass
	Through Certificates K039	3.303%	7/25/24	850	876
†,4	FHLMC Multifamily Structured Pass
	Through Certificates K040	2.768%	4/25/24	313	314
†,4	FHLMC Multifamily Structured Pass
	Through Certificates K040	3.241%	9/25/24	1,025	1,053
†,4	FHLMC Multifamily Structured Pass
	Through Certificates K041	3.171%	10/25/24	1,000	1,024
†,4	FHLMC Multifamily Structured Pass
	Through Certificates K042	2.267%	6/25/24	155	153
†,4	FHLMC Multifamily Structured Pass
	Through Certificates K042	2.670%	12/25/24	700	699
†,4	FHLMC Multifamily Structured Pass
	Through Certificates K043	2.532%	10/25/23	159	159
†,4	FHLMC Multifamily Structured Pass
	Through Certificates K043	3.062%	12/25/24	600	611
†,4	FHLMC Multifamily Structured Pass
	Through Certificates K045	2.493%	11/25/24	352	351
†,4	FHLMC Multifamily Structured Pass
	Through Certificates K045	3.023%	1/25/25	675	686
†,4	FHLMC Multifamily Structured Pass
	Through Certificates K046	3.205%	3/25/25	650	667
†,4	FHLMC Multifamily Structured Pass
	Through Certificates K047	2.827%	12/25/24	180	179
†,4	FHLMC Multifamily Structured Pass
	Through Certificates K047	3.329%	5/25/25	525	543

†,4	FHLMC Multifamily Structured Pass
	Through Certificates K048	3.284%	6/25/25	825	850
†,4	FHLMC Multifamily Structured Pass
	Through Certificates K049	3.010%	7/25/25	450	457
†,4	FHLMC Multifamily Structured Pass
	Through Certificates K050	3.334%	8/25/25	750	775
†,4	FHLMC Multifamily Structured Pass
	Through Certificates K052	3.151%	11/25/25	450	460
†,4	FHLMC Multifamily Structured Pass
	Through Certificates K053	2.995%	12/25/25	275	279
†,4	FHLMC Multifamily Structured Pass
	Through Certificates K054	2.745%	1/25/26	700	699
†,4	FHLMC Multifamily Structured Pass
	Through Certificates K055	2.673%	3/25/26	1,000	993
†,4	FHLMC Multifamily Structured Pass
	Through Certificates K056	2.525%	5/25/26	575	565
†,4	FHLMC Multifamily Structured Pass
	Through Certificates K057	2.570%	7/25/26	1,025	1,010
†,4	FHLMC Multifamily Structured Pass
	Through Certificates K058	2.653%	8/25/26	500	495
†,4	FHLMC Multifamily Structured Pass
	Through Certificates K059	3.120%	9/25/26	800	816
†,4	FHLMC Multifamily Structured Pass
	Through Certificates K060	3.300%	10/25/26	1,000	1,031
†,4	FHLMC Multifamily Structured Pass
	Through Certificates K061	3.347%	11/25/26	2,000	2,067
†,4	FHLMC Multifamily Structured Pass
	Through Certificates K062	3.413%	12/25/26	2,400	2,491
†,4	FHLMC Multifamily Structured Pass
	Through Certificates K063	3.430%	1/25/27	1,775	1,843
†,4	FHLMC Multifamily Structured Pass
	Through Certificates K064	3.224%	3/25/27	1,300	1,332
†,4	FHLMC Multifamily Structured Pass
	Through Certificates K065	3.243%	4/25/27	915	938
†,4	FHLMC Multifamily Structured Pass
	Through Certificates K066	3.117%	6/25/27	600	610
†,4	FHLMC Multifamily Structured Pass
	Through Certificates K068	3.244%	8/25/27	500	513
†,4	FHLMC Multifamily Structured Pass
	Through Certificates K069	3.187%	9/25/27	875	893
†,4	FHLMC Multifamily Structured Pass
	Through Certificates K070	3.303%	11/25/27	275	283
†,4	FHLMC Multifamily Structured Pass
	Through Certificates K071	3.286%	11/25/27	400	411
†,4	FHLMC Multifamily Structured Pass
	Through Certificates K072	3.444%	12/25/27	450	468
†,4	FHLMC Multifamily Structured Pass
	Through Certificates K075	3.650%	2/25/28	675	712
†,4	FHLMC Multifamily Structured Pass
	Through Certificates K076	3.900%	4/25/28	1,575	1,692
†,4	FHLMC Multifamily Structured Pass
	Through Certificates K081	3.900%	8/25/28	700	753
†,4	FHLMC Multifamily Structured Pass
	Through Certificates K082	3.920%	9/25/28	550	592
†,4	FHLMC Multifamily Structured Pass
	Through Certificates K084	3.780%	10/25/28	450	480

†,4	FHLMC Multifamily Structured Pass
	Through Certificates K085	4.060%	10/25/28	625	681
†,4	FHLMC Multifamily Structured Pass
	Through Certificates K087	3.591%	10/25/27	100	103
†,4	FHLMC Multifamily Structured Pass
	Through Certificates K088	3.690%	1/25/29	1,175	1,250
†,4	FHLMC Multifamily Structured Pass
	Through Certificates K089	3.563%	1/25/29	475	498
†,4	FHLMC Multifamily Structured Pass
	Through Certificates K152	3.080%	1/25/31	400	396
†,4	FHLMC Multifamily Structured Pass
	Through Certificates K153	3.294%	3/25/29	1,600	1,642
†,4	FHLMC Multifamily Structured Pass
	Through Certificates K153	3.117%	10/25/31	900	887
†,4	FHLMC Multifamily Structured Pass
	Through Certificates K155	3.750%	11/25/32	400	425
†,4	FHLMC Multifamily Structured Pass
	Through Certificates K155	3.750%	4/25/33	850	896
†,4	FHLMC Multifamily Structured Pass
	Through Certificates K157	3.990%	5/25/33	275	296
†,4	FHLMC Multifamily Structured Pass
	Through Certificates K157	3.990%	8/25/33	375	405
†,4	FHLMC Multifamily Structured Pass
	Through Certificates K503	2.456%	8/25/19	564	563
†,4	FHLMC Multifamily Structured Pass
	Through Certificates K504	2.566%	9/25/20	396	395
†,4	FHLMC Multifamily Structured Pass
	Through Certificates K710	1.883%	5/25/19	42	42
†,4	FHLMC Multifamily Structured Pass
	Through Certificates K711	1.730%	7/25/19	958	955
†,4	FHLMC Multifamily Structured Pass
	Through Certificates K712	1.869%	11/25/19	629	626
†,4	FHLMC Multifamily Structured Pass
	Through Certificates K713	2.313%	3/25/20	1,939	1,931
†,4	FHLMC Multifamily Structured Pass
	Through Certificates K714	3.034%	10/25/20	1,610	1,615
†,4	FHLMC Multifamily Structured Pass
	Through Certificates K716	2.413%	1/25/21	109	108
†,4	FHLMC Multifamily Structured Pass
	Through Certificates K716	3.130%	6/25/21	1,400	1,413
†,4	FHLMC Multifamily Structured Pass
	Through Certificates K717	2.991%	9/25/21	1,300	1,310
†,4	FHLMC Multifamily Structured Pass
	Through Certificates K718	2.375%	9/25/21	539	535
†,4	FHLMC Multifamily Structured Pass
	Through Certificates K718	2.791%	1/25/22	800	804
†,4	FHLMC Multifamily Structured Pass
	Through Certificates K722	2.183%	5/25/22	314	311
†,4	FHLMC Multifamily Structured Pass
	Through Certificates K731	3.600%	2/25/25	1,000	1,047
†,4	FHLMC Multifamily Structured Pass
	Through Certificates KW01	2.853%	1/25/26	800	797
†,4	FHLMC Multifamily Structures Pass
	Through Certificates K073	3.350%	1/25/28	500	516
†,4	FHLMC Multifamily Structures Pass
	Through Certificates K074	3.600%	1/25/28	1,000	1,051

†,4	FHLMC Multifamily Structures Pass
	Through Certificates K078	3.854%	6/25/51	500	536
†,4	FHLMC Multifamily Structures Pass
	Through Certificates K079	3.926%	6/25/28	1,000	1,077
†,4	FHLMC Multifamily Structures Pass
	Through Certificates K080	3.736%	4/25/28	297	312
†,4	FHLMC Multifamily Structures Pass
	Through Certificates K080	3.926%	7/25/28	800	862
†,4	FHLMC Multifamily Structures Pass
	Through Certificates K087	3.771%	12/25/28	800	853
†,4	FHLMC Multifamily Structures Pass
	Through Certificates K1504	3.424%	4/25/32	150	154
†,4	FHLMC Multifamily Structures Pass
	Through Certificates K1504	3.459%	11/25/32	200	204
†,4	FHLMC Multifamily Structures Pass
	Through Certificates K1510	3.718%	1/25/31	300	316
†,4	FHLMC Multifamily Structures Pass
	Through Certificates K1510	3.794%	1/25/34	500	529
†,4	FHLMC Multifamily Structures Pass
	Through Certificates K715	2.856%	1/25/21	471	472
†,4	FHLMC Multifamily Structures Pass
	Through Certificates K720	2.716%	6/25/22	525	527
†,4	FHLMC Multifamily Structures Pass
	Through Certificates K723	2.454%	8/25/23	500	498
†,4	FHLMC Multifamily Structures Pass
	Through Certificates K724	3.062%	11/25/23	1,000	1,019
†,4	FHLMC Multifamily Structures Pass
	Through Certificates K725	3.002%	1/25/24	1,200	1,221
†,4	FHLMC Multifamily Structures Pass
	Through Certificates K725	2.946%	7/25/24	1,500	1,521
†,4	FHLMC Multifamily Structures Pass
	Through Certificates K726	2.905%	4/25/24	800	810
†,4	FHLMC Multifamily Structures Pass
	Through Certificates K728	3.064%	8/25/24	1,175	1,198
†,4	FHLMC Multifamily Structures Pass
	Through Certificates K730	3.452%	9/24/24	98	100
†,4	FHLMC Multifamily Structures Pass
	Through Certificates K730	3.590%	1/25/25	1,200	1,255
†,4	FHLMC Multifamily Structures Pass
	Through Certificates K732	3.700%	5/25/25	1,000	1,053
†,4	FHLMC Multifamily Structures Pass
	Through Certificates KC02	3.370%	7/25/25	800	817
4	Ford Credit Auto Lease Trust 2018-A	2.930%	6/15/21	550	551
4	Ford Credit Auto Lease Trust 2018-A	3.050%	8/15/21	100	100
4	Ford Credit Auto Lease Trust 2018-B	3.190%	12/15/21	800	806
4	Ford Credit Auto Lease Trust 2018-B	3.300%	2/15/22	250	253
4	Ford Credit Auto Lease Trust 2019-A	2.900%	5/15/22	250	251
4	Ford Credit Auto Lease Trust 2019-A	2.980%	6/15/22	125	126
4	Ford Credit Auto Owner Trust 2015-B	1.580%	8/15/20	16	16
4	Ford Credit Auto Owner Trust 2015-C	1.740%	2/15/21	59	59
4	Ford Credit Auto Owner Trust 2017-A	1.670%	6/15/21	347	345
4	Ford Credit Auto Owner Trust 2017-A	1.920%	4/15/22	275	272
4	Ford Credit Auto Owner Trust 2017-B	1.690%	11/15/21	577	573
4	Ford Credit Auto Owner Trust 2017-B	1.870%	9/15/22	80	79
4	Ford Credit Auto Owner Trust 2017-C	2.010%	3/15/22	1,575	1,566
4	Ford Credit Auto Owner Trust 2019-A	2.780%	9/15/23	675	678
4	Ford Credit Auto Owner Trust 2019-A	2.850%	8/15/24	275	277

4 Ford Credit Floorplan Master Owner Trust
A Series 2017-2	2.160%	9/15/22	700	695
4 Ford Credit Floorplan Master Owner Trust
A Series 2017-3	2.480%	9/15/24	720	712
4 Ford Credit Floorplan Master Owner Trust
A Series 2018-1	2.950%	5/15/23	1,000	1,005
4 Ford Credit Floorplan Master Owner Trust
A Series 2018-2	3.170%	3/15/25	900	911
4 GM Financial Automobile Leasing Trust
2018-1	2.610%	1/20/21	550	550
4 GM Financial Automobile Leasing Trust
2018-1	2.680%	12/20/21	125	125
4 GM Financial Automobile Leasing Trust
2018-2	3.060%	6/21/21	200	201
4 GM Financial Automobile Leasing Trust
2018-2	3.160%	4/20/22	75	75
4 GM Financial Consumer Automobile 2018-
2	2.810%	12/16/22	475	476
4 GM Financial Consumer Automobile 2018-
2	3.020%	12/18/23	400	404
4 GS Mortgage Securities Corporation II
2013-GC10	2.943%	2/10/46	246	246
4 GS Mortgage Securities Trust 2011-GC5	3.707%	8/10/44	145	147
4 GS Mortgage Securities Trust 2012-GC6	3.482%	1/10/45	747	758
4 GS Mortgage Securities Trust 2012-GCJ7	3.377%	5/10/45	372	376
4 GS Mortgage Securities Trust 2012-GCJ9	2.773%	11/10/45	324	324
4 GS Mortgage Securities Trust 2013-GC10	3.279%	2/10/46	92	92
4 GS Mortgage Securities Trust 2013-GCJ12	3.135%	6/10/46	275	278
4 GS Mortgage Securities Trust 2013-GCJ12	3.375%	6/10/46	118	119
4 GS Mortgage Securities Trust 2013-GCJ14	3.817%	8/10/46	119	121
4 GS Mortgage Securities Trust 2013-GCJ14	4.243%	8/10/46	675	713
4 GS Mortgage Securities Trust 2013-GCJ16	3.813%	11/10/46	94	96
4 GS Mortgage Securities Trust 2013-GCJ16	4.271%	11/10/46	125	133
4 GS Mortgage Securities Trust 2014-GC18	4.074%	1/10/47	1,025	1,076
4 GS Mortgage Securities Trust 2014-GC18	4.383%	1/10/47	275	284
4 GS Mortgage Securities Trust 2014-GC22	3.467%	6/10/47	175	178
4 GS Mortgage Securities Trust 2014-GC22	3.862%	6/10/47	150	157
4 GS Mortgage Securities Trust 2014-GC24	3.931%	9/10/47	475	499
4 GS Mortgage Securities Trust 2014-GC24	4.509%	9/10/47	125	132
4 GS Mortgage Securities Trust 2014-GC26	2.902%	11/10/47	66	66
4 GS Mortgage Securities Trust 2014-GC26	3.365%	11/10/47	250	255
4 GS Mortgage Securities Trust 2014-GC26	3.629%	11/10/47	800	827
4 GS Mortgage Securities Trust 2014-GC26	3.964%	11/10/47	125	129
4 GS Mortgage Securities Trust 2014-GC26	4.215%	11/10/47	125	129
4 GS Mortgage Securities Trust 2015-GC28	3.396%	2/10/48	500	511
4 GS Mortgage Securities Trust 2015-GC30	2.726%	5/10/50	300	299
4 GS Mortgage Securities Trust 2015-GC30	3.382%	5/10/50	450	460
4 GS Mortgage Securities Trust 2015-GC32	3.513%	7/10/48	425	436
4 GS Mortgage Securities Trust 2015-GC32	3.764%	7/10/48	175	183
4 GS Mortgage Securities Trust 2015-GC34	3.278%	10/10/48	400	406
4 GS Mortgage Securities Trust 2015-GC34	3.506%	10/10/48	400	412
4 GS Mortgage Securities Trust 2016-GS2	3.050%	5/10/49	300	299
4 GS Mortgage Securities Trust 2016-GS3	2.850%	10/10/49	775	763
4 GS Mortgage Securities Trust 2016-GS4	3.442%	11/10/49	275	281
4 GS Mortgage Securities Trust 2016-GS4	3.645%	11/10/49	200	203
4 GS Mortgage Securities Trust 2017-GS5	3.674%	3/10/50	625	645
4 GS Mortgage Securities Trust 2017-GS5	3.826%	3/10/50	250	257

4 GS Mortgage Securities Trust 2017-GS6	3.433%	5/10/50	600	608
4 GS Mortgage Securities Trust 2017-GS7	3.430%	8/10/50	983	996
4 GS Mortgage Securities Trust 2017-GS7	3.663%	8/10/50	262	266
4 Honda Auto Receivables 2017-2 Owner
Trust	1.680%	8/16/21	1,114	1,106
4 Honda Auto Receivables 2017-2 Owner
Trust	1.870%	9/15/23	279	275
4 Honda Auto Receivables 2017-4 Owner
Trust	2.050%	11/22/21	425	423
4 Honda Auto Receivables 2018-1 Owner
Trust	2.640%	2/15/22	825	826
4 Honda Auto Receivables 2018-1 Owner
Trust	2.830%	5/15/24	275	276
4 Honda Auto Receivables 2018-2 Owner
Trust	3.010%	5/18/22	275	277
4 Honda Auto Receivables 2018-2 Owner
Trust	3.160%	8/19/24	200	203
4 Hyundai Auto Receivables Trust 2015-C	1.780%	11/15/21	66	66
4 Hyundai Auto Receivables Trust 2016-B	1.290%	4/15/21	193	192
4 Hyundai Auto Receivables Trust 2016-B	1.450%	11/15/22	250	246
4 Hyundai Auto Receivables Trust 2018-A	2.790%	7/15/22	250	251
4 Hyundai Auto Receivables Trust 2018-A	2.940%	6/17/24	325	328
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2012-C6	3.507%	5/15/45	425	433
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2012-C8	2.829%	10/15/45	1,421	1,424
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2012-CIBX	3.483%	6/15/45	433	439
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2013-C10	3.142%	12/15/47	146	148
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2013-C10	3.372%	12/15/47	109	110
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2013-C16	3.674%	12/15/46	133	136
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2013-C16	3.881%	12/15/46	200	208
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2013-C16	4.166%	12/15/46	300	316
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2013-C16	4.517%	12/15/46	150	159
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2013-C16	4.964%	12/15/46	150	161
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2013-LC11	2.960%	4/15/46	673	677
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2014-C20	2.872%	7/15/47	49	49
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2014-C20	3.805%	7/15/47	75	78
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2015-JP1	3.914%	1/15/49	325	341
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2016-JP3	2.870%	8/15/49	975	958
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2016-JP4	3.648%	12/15/49	400	413
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2016-JP4	3.870%	12/15/49	325	335

4 JP Morgan Chase Commercial Mortgage
Securities Trust 2017-JP6	3.050%	7/15/50	400	402
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2017-JP6	3.744%	7/15/50	400	408
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2019-COR4	4.029%	3/10/52	1,400	1,480
4 JPMBB Commercial Mortgage Securities
Trust 2013-C12	3.664%	7/15/45	122	126
4 JPMBB Commercial Mortgage Securities
Trust 2013-C12	4.042%	7/15/45	81	84
4 JPMBB Commercial Mortgage Securities
Trust 2013-C14	3.761%	8/15/46	207	212
4 JPMBB Commercial Mortgage Securities
Trust 2013-C14	4.133%	8/15/46	790	829
4 JPMBB Commercial Mortgage Securities
Trust 2013-C14	4.409%	8/15/46	220	231
4 JPMBB Commercial Mortgage Securities
Trust 2013-C15	3.659%	11/15/45	58	59
4 JPMBB Commercial Mortgage Securities
Trust 2013-C15	4.131%	11/15/45	435	458
4 JPMBB Commercial Mortgage Securities
Trust 2013-C15	4.420%	11/15/45	275	290
4 JPMBB Commercial Mortgage Securities
Trust 2013-C17	3.705%	1/15/47	174	178
4 JPMBB Commercial Mortgage Securities
Trust 2013-C17	4.199%	1/15/47	625	661
4 JPMBB Commercial Mortgage Securities
Trust 2013-C17	4.458%	1/15/47	125	132
4 JPMBB Commercial Mortgage Securities
Trust 2013-C17	4.892%	1/15/47	188	200
4 JPMBB Commercial Mortgage Securities
Trust 2014-C18	4.079%	2/15/47	474	500
4 JPMBB Commercial Mortgage Securities
Trust 2014-C18	4.439%	2/15/47	93	98
4 JPMBB Commercial Mortgage Securities
Trust 2014-C18	4.822%	2/15/47	113	120
4 JPMBB Commercial Mortgage Securities
Trust 2014-C19	3.046%	4/15/47	67	67
4 JPMBB Commercial Mortgage Securities
Trust 2014-C19	3.669%	4/15/47	225	229
4 JPMBB Commercial Mortgage Securities
Trust 2014-C19	3.996%	4/15/47	225	236
4 JPMBB Commercial Mortgage Securities
Trust 2014-C19	4.243%	4/15/47	175	183
4 JPMBB Commercial Mortgage Securities
Trust 2014-C21	3.428%	8/15/47	109	111
4 JPMBB Commercial Mortgage Securities
Trust 2014-C21	3.775%	8/15/47	100	104
4 JPMBB Commercial Mortgage Securities
Trust 2014-C21	3.996%	8/15/47	75	78
4 JPMBB Commercial Mortgage Securities
Trust 2014-C22	3.801%	9/15/47	650	677
4 JPMBB Commercial Mortgage Securities
Trust 2014-C22	4.110%	9/15/47	175	182
4 JPMBB Commercial Mortgage Securities
Trust 2014-C23	3.934%	9/15/47	319	334

4 JPMBB Commercial Mortgage Securities
Trust 2014-C23	4.202%	9/15/47	188	197
4 JPMBB Commercial Mortgage Securities
Trust 2014-C24	2.940%	11/15/47	158	158
4 JPMBB Commercial Mortgage Securities
Trust 2014-C24	3.638%	11/15/47	150	155
4 JPMBB Commercial Mortgage Securities
Trust 2014-C24	3.914%	11/15/47	300	309
4 JPMBB Commercial Mortgage Securities
Trust 2014-C25	3.672%	11/15/47	750	777
4 JPMBB Commercial Mortgage Securities
Trust 2014-C25	4.065%	11/15/47	200	209
4 JPMBB Commercial Mortgage Securities
Trust 2014-C26	3.018%	1/15/48	260	260
4 JPMBB Commercial Mortgage Securities
Trust 2014-C26	3.494%	1/15/48	360	371
4 JPMBB Commercial Mortgage Securities
Trust 2014-C26	3.800%	1/15/48	200	206
4 JPMBB Commercial Mortgage Securities
Trust 2014-C26	3.951%	1/15/48	200	204
4 JPMBB Commercial Mortgage Securities
Trust 2015-C27	2.734%	2/15/48	325	324
4 JPMBB Commercial Mortgage Securities
Trust 2015-C27	3.017%	2/15/48	409	413
4 JPMBB Commercial Mortgage Securities
Trust 2015-C27	3.179%	2/15/48	218	220
4 JPMBB Commercial Mortgage Securities
Trust 2015-C28	2.773%	10/15/48	341	341
4 JPMBB Commercial Mortgage Securities
Trust 2015-C28	3.227%	10/15/48	500	506
4 JPMBB Commercial Mortgage Securities
Trust 2015-C28	3.532%	10/15/48	100	101
4 JPMBB Commercial Mortgage Securities
Trust 2015-C29	2.921%	5/15/48	331	331
4 JPMBB Commercial Mortgage Securities
Trust 2015-C29	3.304%	5/15/48	215	219
4 JPMBB Commercial Mortgage Securities
Trust 2015-C29	3.611%	5/15/48	350	362
4 JPMBB Commercial Mortgage Securities
Trust 2015-C30	3.559%	7/15/48	425	435
4 JPMBB Commercial Mortgage Securities
Trust 2015-C30	3.822%	7/15/48	425	443
4 JPMBB Commercial Mortgage Securities
Trust 2015-C30	4.226%	7/15/48	200	210
4 JPMBB Commercial Mortgage Securities
Trust 2015-C31	3.540%	8/15/48	203	209
4 JPMBB Commercial Mortgage Securities
Trust 2015-C31	3.801%	8/15/48	218	227
4 JPMBB Commercial Mortgage Securities
Trust 2015-C32	3.358%	11/15/48	425	433
4 JPMBB Commercial Mortgage Securities
Trust 2015-C32	3.598%	11/15/48	425	438
4 JPMBB Commercial Mortgage Securities
Trust 2015-C33	3.770%	12/15/48	300	312
4 JPMBB Commercial Mortgage Securities
Trust 2016-C1	3.316%	3/15/49	325	331

4 JPMCC Commercial Mortgage Securities
Trust 2017-JP5	3.723%	3/15/50	1,250	1,296
4 JPMDB Commercial Mortgage Securities
Trust 2016-C2	3.144%	6/15/49	300	300
4 JPMDB Commercial Mortgage Securities
Trust 2016-C2	3.484%	6/15/49	150	151
4 JPMDB Commercial Mortgage Securities
Trust 2017-C5	3.694%	3/15/50	2,000	2,075
4 JPMDB Commercial Mortgage Securities
Trust 2017-C5	3.858%	3/15/50	425	438
4 JPMDB Commercial Mortgage Securities
Trust 2017-C7	3.409%	10/15/50	275	275
4 JPMDB Commercial Mortgage Securities
Trust 2017-C7	3.712%	10/15/50	175	178
4 JPMDB Commercial Mortgage Securities
Trust 2018-C8	4.211%	6/15/51	1,000	1,073
4 JPMDB Commercial Mortgage Securities
Trust 2018-C8	4.421%	6/15/51	125	133
4 Mercedes-Benz Auto Lease Trust 2017-A	1.790%	4/15/20	679	678
4 Mercedes-Benz Auto Lease Trust 2017-A	2.010%	1/17/23	500	498
4 Mercedes-Benz Auto Lease Trust 2018-A	2.410%	2/16/21	350	349
4 Mercedes-Benz Auto Lease Trust 2018-A	2.510%	10/16/23	75	75
4 Mercedes-Benz Auto Receivables Trust
2015-1	1.750%	12/15/21	48	47
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2012-C5	3.176%	8/15/45	175	177
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2013-C10	4.085%	7/15/46	1,600	1,678
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2013-C11	4.165%	8/15/46	240	253
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2013-C11	4.365%	8/15/46	120	125
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2013-C12	4.259%	10/15/46	445	470
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2013-C13	2.936%	11/15/46	15	15
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2013-C13	4.039%	11/15/46	300	315
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2013-C13	4.757%	11/15/46	150	158
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2013-C7	2.918%	2/15/46	179	180
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2013-C7	3.214%	2/15/46	36	36
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2013-C8	3.134%	12/15/48	225	226
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2013-C8	3.376%	12/15/48	100	101
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2013-C9	3.102%	5/15/46	150	152
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2013-C9	3.456%	5/15/46	125	127
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2014-C14	3.669%	2/15/47	334	339
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2014-C14	4.064%	2/15/47	375	393

4 Morgan Stanley Bank of America Merrill
Lynch Trust 2014-C14	4.764%	2/15/47	150	159
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2014-C16	2.849%	6/15/47	46	46
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2014-C16	3.477%	6/15/47	75	76
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2014-C16	3.892%	6/15/47	325	340
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2014-C16	4.338%	6/15/47	125	130
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2014-C18	3.194%	10/15/47	374	374
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2014-C18	3.923%	10/15/47	100	104
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2014-C18	4.429%	10/15/47	125	130
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2014-C19	3.101%	12/15/47	400	400
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2014-C19	3.326%	12/15/47	225	228
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2014-C19	3.526%	12/15/47	275	282
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2015-C20	3.069%	2/15/48	200	202
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2015-C20	3.249%	2/15/48	725	736
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2015-C22	3.040%	4/15/48	425	428
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2015-C22	3.306%	4/15/48	325	331
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2015-C22	3.883%	4/15/48	200	203
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2015-C23	2.982%	7/15/50	225	224
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2015-C23	3.398%	7/15/50	150	152
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2015-C23	3.719%	7/15/50	450	466
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2015-C25	3.383%	10/15/48	475	484
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2015-C25	3.635%	10/15/48	250	259
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2015-C26	3.323%	10/15/48	275	279
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2015-C26	3.531%	10/15/48	300	308
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2015-C27	3.557%	12/15/47	200	204
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2015-C27	3.753%	12/15/47	250	260
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2016-C28	3.288%	1/15/49	300	305
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2016-C28	3.544%	1/15/49	800	822
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2016-C30	2.860%	9/15/49	800	781

4 Morgan Stanley Bank of America Merrill
Lynch Trust 2016-C31	3.102%	11/15/49	950	947
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2016-C32	3.720%	12/15/49	800	829
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2016-C32	3.994%	12/15/49	325	336
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2017-C33	3.599%	5/15/50	1,000	1,028
Morgan Stanley Bank of America Merrill
Lynch Trust 2017-C33	3.852%	5/15/50	400	413
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2017-C34	3.276%	11/15/52	400	400
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2017-C34	3.536%	11/15/52	575	587
4 Morgan Stanley Capital I Trust 2012-C4	3.244%	3/15/45	650	656
4 Morgan Stanley Capital I Trust 2012-C4	3.773%	3/15/45	225	228
4 Morgan Stanley Capital I Trust 2015-UBS8	3.809%	12/15/48	300	312
4 Morgan Stanley Capital I Trust 2016-BNK2	3.049%	11/15/49	400	397
4 Morgan Stanley Capital I Trust 2016-BNK2	3.282%	11/15/49	317	314
4 Morgan Stanley Capital I Trust 2016-UB11	2.782%	8/15/49	800	780
4 Morgan Stanley Capital I Trust 2016-
UBS12	3.596%	12/15/49	825	848
4 Morgan Stanley Capital I Trust 2017-H1	3.530%	6/15/50	550	560
4 Morgan Stanley Capital I Trust 2019-L2	4.071%	3/15/52	625	665
7 National Australia Bank Ltd.	2.250%	3/16/21	625	620
4 Nissan Auto Lease Trust 2017-B	2.050%	9/15/20	280	279
4 Nissan Auto Lease Trust 2017-B	2.170%	12/15/21	75	75
4 Nissan Auto Receivables 2015-B Owner
Trust	1.790%	1/17/22	113	112
4 Nissan Auto Receivables 2015-C Owner
Trust	1.370%	5/15/20	11	11
4 Nissan Auto Receivables 2015-C Owner
Trust	1.670%	2/15/22	200	199
4 Nissan Auto Receivables 2016-C Owner
Trust	1.180%	1/15/21	157	156
4 Nissan Auto Receivables 2016-C Owner
Trust	1.380%	1/17/23	275	271
4 Nissan Auto Receivables 2017-B Owner
Trust	1.750%	10/15/21	566	561
4 Nissan Auto Receivables 2017-B Owner
Trust	1.950%	10/16/23	259	256
4 Nissan Auto Receivables 2018-A Owner
Trust	2.650%	5/16/22	525	525
4 Nissan Auto Receivables 2018-A Owner
Trust	2.890%	6/17/24	400	403
4 Nissan Master Owner Trust Receivables
Series 2016-A	1.540%	6/15/21	375	374
4 Public Service New Hampshire Funding
LLC 2018-1	3.094%	2/1/26	174	176
4 Public Service New Hampshire Funding
LLC 2018-1	3.506%	8/1/28	100	104
4 Public Service New Hampshire Funding
LLC 2018-1	3.814%	2/1/35	225	238
Royal Bank of Canada	2.100%	10/14/20	3,950	3,920
Royal Bank of Canada	2.300%	3/22/21	650	646
4 Santander Drive Auto Receivables Trust
2017-3	1.870%	6/15/21	135	135

4 Santander Drive Auto Receivables Trust
2018-1	2.320%	8/16/21	150	150
4 Santander Drive Auto Receivables Trust
2018-2	2.750%	9/15/21	250	250
4 Santander Drive Auto Receivables Trust
2018-2	3.030%	9/15/22	250	250
4 Santander Drive Auto Receivables Trust
2018-2	3.350%	7/17/23	250	251
4 Santander Drive Auto Receivables Trust
2018-3	3.030%	2/15/22	150	150
4 Santander Drive Auto Receivables Trust
2018-3	3.290%	10/17/22	150	150
4 Santander Drive Auto Receivables Trust
2018-3	3.510%	8/15/23	250	252
4 Synchrony Card Issuance Trust 2018-A1	3.380%	9/15/24	1,200	1,222
4 Synchrony Credit Card Master Note Trust
2016-2	2.210%	5/15/24	1,162	1,152
4 Synchrony Credit Card Master Note Trust
2016-3	1.580%	9/15/22	550	547
4 Synchrony Credit Card Master Note Trust
2017-2	2.620%	10/15/25	675	671
4 Synchrony Credit Card Master Note Trust
2018-1	2.970%	3/15/24	1,200	1,207
4 Synchrony Credit Card Master Note Trust
2018-2	3.470%	5/15/26	1,175	1,207
4 Synchrony Credit Card Master Note Trust
Series 2012-7	1.760%	9/15/22	409	407
4 TIAA Seasoned Commercial Mortgage
Trust 2007-C4	5.482%	8/15/39	7	7
7 Toronto-Dominion Bank	2.250%	3/15/21	2,000	1,985
4 Toyota Auto Receivables 2015-C Owner
Trust	1.690%	12/15/20	94	94
4 Toyota Auto Receivables 2016-B Owner
Trust	1.300%	4/15/20	26	26
4 Toyota Auto Receivables 2016-B Owner
Trust	1.520%	8/16/21	250	248
4 Toyota Auto Receivables 2016-C Owner
Trust	1.140%	8/17/20	83	82
4 Toyota Auto Receivables 2016-C Owner
Trust	1.320%	11/15/21	175	173
4 Toyota Auto Receivables 2017-D Owner
Trust	1.930%	1/18/22	950	943
4 Toyota Auto Receivables 2018-A Owner
Trust	2.350%	5/16/22	550	548
4 Toyota Auto Receivables 2018-A Owner
Trust	2.520%	5/15/23	175	174
4 Toyota Auto Receivables 2018-B Owner
Trust	2.960%	9/15/22	475	479
4 Toyota Auto Receivables 2018-B Owner
Trust	3.110%	11/15/23	100	101
4 UBS Commercial Mortgage Trust 2017-C1	3.460%	6/15/50	800	808
4 UBS Commercial Mortgage Trust 2017-C1	3.724%	6/15/50	350	354
4 UBS Commercial Mortgage Trust 2017-C2	3.487%	8/15/50	600	609
4 UBS Commercial Mortgage Trust 2017-C2	3.740%	8/15/50	150	152
4 UBS Commercial Mortgage Trust 2017-C3	3.426%	8/15/50	725	734
4 UBS Commercial Mortgage Trust 2017-C3	3.739%	8/15/50	300	306
4 UBS Commercial Mortgage Trust 2017-C4	3.301%	10/15/50	475	476

4	UBS Commercial Mortgage Trust 2017-C4	3.563%	10/15/50	600	610
4	UBS Commercial Mortgage Trust 2017-C4	3.836%	10/15/50	262	268
4	UBS Commercial Mortgage Trust 2017-C5	3.474%	11/15/50	400	404
4	UBS Commercial Mortgage Trust 2017-C7	3.679%	12/15/50	600	614
4	UBS Commercial Mortgage Trust 2017-C7	4.061%	12/15/50	325	338
4	UBS Commercial Mortgage Trust 2018-C11	4.241%	6/15/51	1,000	1,069
4	UBS Commercial Mortgage Trust 2018-C12	4.296%	8/15/51	475	509
4	UBS Commercial Mortgage Trust 2018-C13	4.208%	10/15/51	175	185
4	UBS Commercial Mortgage Trust 2018-C13	4.334%	10/15/51	600	647
4	UBS Commercial Mortgage Trust 2018-C13	4.585%	10/15/51	100	108
4	UBS Commercial Mortgage Trust 2018-C14	4.448%	12/15/51	975	1,060
4	UBS Commercial Mortgage Trust 2018-C15	4.341%	12/15/51	575	619
4	UBS Commercial Mortgage Trust 2018-C8	3.720%	2/15/51	600	621
4	UBS Commercial Mortgage Trust 2018-C8	3.983%	2/15/51	1,200	1,256
4	UBS Commercial Mortgage Trust 2018-C8	4.215%	2/15/51	325	341
§,4	UBS Commercial Mortgage Trust 2019-C16	3.605%	4/15/52	400	412
4	UBS-Barclays Commercial Mortgage Trust
	2012-C4	2.850%	12/10/45	1,000	1,003
4	UBS-Barclays Commercial Mortgage Trust
	2013-C5	3.185%	3/10/46	290	294
4	UBS-Barclays Commercial Mortgage Trust
	2013-C6	3.244%	4/10/46	175	178
4	UBS-Barclays Commercial Mortgage Trust
	2013-C6	3.469%	4/10/46	75	76
4	UBS-Barclays Commercial Mortgage Trust
	2018-C10	4.313%	5/15/51	800	859
4	UBS-Barclays Commercial Mortgage Trust
	2018-C9	4.117%	3/15/51	1,200	1,265
§,4	UBS-Barclays Commercial Mortgage Trust
	2019-C16	3.887%	4/15/52	125	129
4	Volkswagen Auto Loan Enhanced Trust
	2018-1	3.020%	11/21/22	200	202
4	Volkswagen Auto Loan Enhanced Trust
	2018-1	3.150%	7/22/24	100	101
4	Wells Fargo Commercial Mortgage Trust
	2012-LC5	2.918%	10/15/45	222	223
4	Wells Fargo Commercial Mortgage Trust
	2014-LC16	2.819%	8/15/50	36	36
4	Wells Fargo Commercial Mortgage Trust
	2014-LC16	3.477%	8/15/50	100	102
4	Wells Fargo Commercial Mortgage Trust
	2014-LC16	3.817%	8/15/50	900	937
4	Wells Fargo Commercial Mortgage Trust
	2014-LC16	4.020%	8/15/50	50	52
4	Wells Fargo Commercial Mortgage Trust
	2014-LC18	2.954%	12/15/47	189	189
4	Wells Fargo Commercial Mortgage Trust
	2014-LC18	3.271%	12/15/47	300	301
4	Wells Fargo Commercial Mortgage Trust
	2014-LC18	3.405%	12/15/47	400	408
4	Wells Fargo Commercial Mortgage Trust
	2014-LC18	3.808%	12/15/47	200	204
4	Wells Fargo Commercial Mortgage Trust
	2015-C26	2.991%	2/15/48	400	403
4	Wells Fargo Commercial Mortgage Trust
	2015-C26	3.166%	2/15/48	200	201

4 Wells Fargo Commercial Mortgage Trust
2015-C26	3.580%	2/15/48	175	178
4 Wells Fargo Commercial Mortgage Trust
2015-C27	3.190%	2/15/48	974	988
4 Wells Fargo Commercial Mortgage Trust
2015-C28	3.540%	5/15/48	625	643
4 Wells Fargo Commercial Mortgage Trust
2015-C28	3.872%	5/15/48	117	121
4 Wells Fargo Commercial Mortgage Trust
2015-C29	3.400%	6/15/48	255	260
4 Wells Fargo Commercial Mortgage Trust
2015-C29	3.637%	6/15/48	625	645
4 Wells Fargo Commercial Mortgage Trust
2015-LC20	2.978%	4/15/50	112	113
4 Wells Fargo Commercial Mortgage Trust
2015-LC20	3.184%	4/15/50	853	861
4 Wells Fargo Commercial Mortgage Trust
2015-LC20	3.719%	4/15/50	200	201
4 Wells Fargo Commercial Mortgage Trust
2015-LC22	3.571%	9/15/58	175	180
4 Wells Fargo Commercial Mortgage Trust
2015-LC22	3.839%	9/15/58	275	288
4 Wells Fargo Commercial Mortgage Trust
2015-LC22	4.207%	9/15/58	225	237
4 Wells Fargo Commercial Mortgage Trust
2015-NXS1	2.632%	5/15/48	175	175
4 Wells Fargo Commercial Mortgage Trust
2015-NXS1	2.934%	5/15/48	125	125
4 Wells Fargo Commercial Mortgage Trust
2015-NXS1	3.148%	5/15/48	175	177
4 Wells Fargo Commercial Mortgage Trust
2015-P2	3.656%	12/15/48	325	336
4 Wells Fargo Commercial Mortgage Trust
2015-P2	3.809%	12/15/48	200	209
4 Wells Fargo Commercial Mortgage Trust
2015-SG1	3.789%	9/15/48	770	797
4 Wells Fargo Commercial Mortgage Trust
2016-BNK1	2.652%	8/15/49	525	510
4 Wells Fargo Commercial Mortgage Trust
2016-C32	3.324%	1/15/59	218	222
4 Wells Fargo Commercial Mortgage Trust
2016-C32	3.560%	1/15/59	475	489
4 Wells Fargo Commercial Mortgage Trust
2016-C33	3.426%	3/15/59	150	153
4 Wells Fargo Commercial Mortgage Trust
2016-C34	3.096%	6/15/49	325	323
4 Wells Fargo Commercial Mortgage Trust
2016-C37	3.794%	12/15/49	325	338
4 Wells Fargo Commercial Mortgage Trust
2016-LC24	2.825%	10/15/49	350	350
4 Wells Fargo Commercial Mortgage Trust
2016-LC24	2.942%	10/15/49	614	605
4 Wells Fargo Commercial Mortgage Trust
2017-C38	3.453%	7/15/50	854	867
4 Wells Fargo Commercial Mortgage Trust
2017-C38	3.665%	7/15/50	242	245

4 Wells Fargo Commercial Mortgage Trust
2017-C39	3.418%	9/15/50	725	734
4 Wells Fargo Commercial Mortgage Trust
2017-C39	3.702%	9/15/50	400	408
4 Wells Fargo Commercial Mortgage Trust
2017-C40	3.317%	10/15/50	400	401
4 Wells Fargo Commercial Mortgage Trust
2017-C40	3.581%	10/15/50	600	615
4 Wells Fargo Commercial Mortgage Trust
2017-C40	3.854%	10/15/50	150	155
4 Wells Fargo Commercial Mortgage Trust
2017-C41	3.472%	11/15/50	1,000	1,017
4 Wells Fargo Commercial Mortgage Trust
2017-RB1	3.635%	3/15/50	1,200	1,231
4 Wells Fargo Commercial Mortgage Trust
2017-RC1	3.631%	1/15/60	1,200	1,233
4 Wells Fargo Commercial Mortgage Trust
2018-C43	4.012%	3/15/51	1,200	1,268
4 Wells Fargo Commercial Mortgage Trust
2018-C43	4.152%	3/15/51	200	210
4 Wells Fargo Commercial Mortgage Trust
2018-C44	4.212%	5/15/51	775	832
4 Wells Fargo Commercial Mortgage Trust
2018-C45	4.184%	6/15/51	1,000	1,070
4 Wells Fargo Commercial Mortgage Trust
2018-C46	4.152%	8/15/51	475	507
4 Wells Fargo Commercial Mortgage Trust
2019-C49	4.023%	3/15/52	975	1,030
4 Wells Fargo Commercial Mortgate Trust
2018-C47	4.442%	9/15/61	1,075	1,174
4 WFRBS Commercial Mortgage Trust 2012-
C10	2.875%	12/15/45	600	600
4 WFRBS Commercial Mortgage Trust 2012-
C6	3.440%	4/15/45	450	456
4 WFRBS Commercial Mortgage Trust 2012-
C7	3.431%	6/15/45	300	305
4 WFRBS Commercial Mortgage Trust 2012-
C7	4.090%	6/15/45	250	256
4 WFRBS Commercial Mortgage Trust 2012-
C8	3.001%	8/15/45	175	176
4 WFRBS Commercial Mortgage Trust 2012-
C9	2.870%	11/15/45	363	363
4 WFRBS Commercial Mortgage Trust 2013-
C11	3.071%	3/15/45	251	253
4 WFRBS Commercial Mortgage Trust 2013-
C12	3.198%	3/15/48	109	110
4 WFRBS Commercial Mortgage Trust 2013-
C12	3.560%	3/15/48	52	53
4 WFRBS Commercial Mortgage Trust 2013-
C13	3.001%	5/15/45	222	223
4 WFRBS Commercial Mortgage Trust 2013-
C13	3.345%	5/15/45	44	44
4 WFRBS Commercial Mortgage Trust 2013-
C14	3.337%	6/15/46	400	408
4 WFRBS Commercial Mortgage Trust 2013-
C14	3.488%	6/15/46	200	202

4 WFRBS Commercial Mortgage Trust 2013-
C15	3.720%	8/15/46	145	147
4 WFRBS Commercial Mortgage Trust 2013-
C15	4.153%	8/15/46	650	682
4 WFRBS Commercial Mortgage Trust 2013-
C15	4.358%	8/15/46	160	167
4 WFRBS Commercial Mortgage Trust 2013-
C16	3.963%	9/15/46	163	167
4 WFRBS Commercial Mortgage Trust 2013-
C16	4.415%	9/15/46	180	191
4 WFRBS Commercial Mortgage Trust 2013-
C16	4.668%	9/15/46	290	307
4 WFRBS Commercial Mortgage Trust 2013-
C17	3.558%	12/15/46	93	95
4 WFRBS Commercial Mortgage Trust 2013-
C17	4.023%	12/15/46	100	105
4 WFRBS Commercial Mortgage Trust 2013-
C17	4.255%	12/15/46	100	105
4 WFRBS Commercial Mortgage Trust 2013-
C17	4.788%	12/15/46	100	105
4 WFRBS Commercial Mortgage Trust 2013-
C18	3.027%	12/15/46	3	3
4 WFRBS Commercial Mortgage Trust 2013-
C18	3.651%	12/15/46	200	202
4 WFRBS Commercial Mortgage Trust 2013-
C18	4.162%	12/15/46	1,436	1,515
4 WFRBS Commercial Mortgage Trust 2013-
C18	4.387%	12/15/46	50	53
4 WFRBS Commercial Mortgage Trust 2013-
C18	4.698%	12/15/46	75	80
4 WFRBS Commercial Mortgage Trust 2013-
UBS1	2.927%	3/15/46	6	6
4 WFRBS Commercial Mortgage Trust 2013-
UBS1	3.591%	3/15/46	150	152
4 WFRBS Commercial Mortgage Trust 2013-
UBS1	4.079%	3/15/46	175	184
4 WFRBS Commercial Mortgage Trust 2013-
UBS1	4.742%	3/15/46	50	54
4 WFRBS Commercial Mortgage Trust 2014-
C19	3.618%	3/15/47	50	51
4 WFRBS Commercial Mortgage Trust 2014-
C19	3.660%	3/15/47	66	67
4 WFRBS Commercial Mortgage Trust 2014-
C19	4.101%	3/15/47	175	184
4 WFRBS Commercial Mortgage Trust 2014-
C19	4.723%	3/15/47	50	53
4 WFRBS Commercial Mortgage Trust 2014-
C20	3.638%	5/15/47	100	102
4 WFRBS Commercial Mortgage Trust 2014-
C20	3.995%	5/15/47	125	131
4 WFRBS Commercial Mortgage Trust 2014-
C20	4.176%	5/15/47	125	130
4 WFRBS Commercial Mortgage Trust 2014-
C21	3.678%	8/15/47	425	440
4 WFRBS Commercial Mortgage Trust 2014-
C22	3.752%	9/15/57	650	676

4	WFRBS Commercial Mortgage Trust 2014-
	C22	4.371%	9/15/57	100	102
4	WFRBS Commercial Mortgage Trust 2014-
	C23	3.636%	10/15/57	249	255
4	WFRBS Commercial Mortgage Trust 2014-
	C23	3.917%	10/15/57	125	131
4	WFRBS Commercial Mortgage Trust 2014-
	C23	4.210%	10/15/57	75	79
4	WFRBS Commercial Mortgage Trust 2014-
	LC14	2.862%	3/15/47	4	4
4	WFRBS Commercial Mortgage Trust 2014-
	LC14	3.522%	3/15/47	294	299
4	WFRBS Commercial Mortgage Trust 2014-
	LC14	4.045%	3/15/47	725	761
4	WFRBS Commercial Mortgage Trust 2014-
	LC14	4.351%	3/15/47	300	316
4	World Financial Network Credit Card
	Master Note Trust Series 2017-C	2.310%	8/15/24	625	621
4	World Financial Network Credit Card
	Master Note Trust Series 2018-A	3.070%	12/16/24	775	779
4	World Omni Auto Receivables Trust 2015-B	1.490%	12/15/20	10	10
4	World Omni Auto Receivables Trust 2015-B	1.840%	1/17/22	200	199
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $415,447)					418,192
Corporate Bonds (10.5%)
Finance (3.4%)
	Banking (2.4%)
	American Express Co.	2.200%	10/30/20	800	794
	American Express Co.	3.000%	2/22/21	600	603
	American Express Co.	3.700%	11/5/21	1,000	1,022
	American Express Co.	2.500%	8/1/22	2,400	2,371
	American Express Co.	2.650%	12/2/22	1,500	1,486
	American Express Co.	3.400%	2/27/23	1,200	1,217
	American Express Co.	3.700%	8/3/23	1,500	1,537
	American Express Co.	3.400%	2/22/24	1,000	1,015
	American Express Co.	3.000%	10/30/24	1,200	1,194
	American Express Co.	3.625%	12/5/24	750	763
	American Express Co.	4.050%	12/3/42	121	125
	American Express Credit Corp.	2.375%	5/26/20	1,485	1,480
	American Express Credit Corp.	2.600%	9/14/20	650	649
	American Express Credit Corp.	2.250%	5/5/21	1,060	1,053
	American Express Credit Corp.	2.700%	3/3/22	1,350	1,352
	American Express Credit Corp.	3.300%	5/3/27	1,960	1,987
	Associated Bank NA	3.500%	8/13/21	250	252
	Australia & New Zealand Banking Group
	Ltd.	2.125%	8/19/20	1,000	993
	Australia & New Zealand Banking Group
	Ltd.	2.250%	11/9/20	1,000	993
	Australia & New Zealand Banking Group
	Ltd.	2.700%	11/16/20	800	801
	Australia & New Zealand Banking Group
	Ltd.	2.300%	6/1/21	2,300	2,274
	Australia & New Zealand Banking Group
	Ltd.	2.550%	11/23/21	300	297
	Australia & New Zealand Banking Group
	Ltd.	2.625%	5/19/22	250	248
	Australia & New Zealand Banking Group
	Ltd.	2.625%	11/9/22	1,750	1,735

Australia & New Zealand Banking Group
Ltd.	3.700%	11/16/25	750	774
Banco Bilbao Vizcaya Argentaria SA	3.000%	10/20/20	1,950	1,953
Banco Santander SA	3.848%	4/12/23	1,200	1,209
Banco Santander SA	5.179%	11/19/25	1,700	1,793
Banco Santander SA	4.250%	4/11/27	1,600	1,605
Banco Santander SA	3.800%	2/23/28	200	193
Banco Santander SA	4.379%	4/12/28	200	202
Bank of America Corp.	2.250%	4/21/20	1,000	995
Bank of America Corp.	2.625%	10/19/20	550	549
Bank of America Corp.	2.151%	11/9/20	500	496
Bank of America Corp.	2.625%	4/19/21	2,090	2,081
4 Bank of America Corp.	2.369%	7/21/21	2,275	2,262
4 Bank of America Corp.	2.328%	10/1/21	2,500	2,477
4 Bank of America Corp.	2.738%	1/23/22	1,300	1,295
4 Bank of America Corp.	3.499%	5/17/22	1,000	1,013
Bank of America Corp.	2.503%	10/21/22	1,850	1,824
Bank of America Corp.	3.300%	1/11/23	5,400	5,482
4 Bank of America Corp.	3.124%	1/20/23	410	411
4 Bank of America Corp.	2.881%	4/24/23	6,375	6,351
4 Bank of America Corp.	2.816%	7/21/23	3,000	2,979
Bank of America Corp.	4.100%	7/24/23	1,225	1,284
Bank of America Corp.	3.004%	12/20/23	6,882	6,852
Bank of America Corp.	4.125%	1/22/24	1,400	1,469
4 Bank of America Corp.	3.550%	3/5/24	820	832
Bank of America Corp.	4.000%	4/1/24	946	986
4 Bank of America Corp.	3.864%	7/23/24	625	640
Bank of America Corp.	4.200%	8/26/24	2,500	2,578
Bank of America Corp.	4.000%	1/22/25	4,240	4,334
4 Bank of America Corp.	3.458%	3/15/25	2,000	2,018
Bank of America Corp.	3.950%	4/21/25	1,500	1,530
4 Bank of America Corp.	3.093%	10/1/25	2,500	2,473
4 Bank of America Corp.	3.366%	1/23/26	1,300	1,304
Bank of America Corp.	4.450%	3/3/26	1,650	1,721
Bank of America Corp.	3.500%	4/19/26	100	101
Bank of America Corp.	4.250%	10/22/26	1,700	1,746
Bank of America Corp.	3.248%	10/21/27	1,625	1,594
Bank of America Corp.	4.183%	11/25/27	1,200	1,222
4 Bank of America Corp.	3.824%	1/20/28	2,450	2,477
4 Bank of America Corp.	3.705%	4/24/28	1,525	1,526
4 Bank of America Corp.	3.593%	7/21/28	1,500	1,496
Bank of America Corp.	3.419%	12/20/28	5,357	5,237
4 Bank of America Corp.	3.970%	3/5/29	1,200	1,221
4 Bank of America Corp.	4.271%	7/23/29	500	520
4 Bank of America Corp.	3.974%	2/7/30	500	509
Bank of America Corp.	6.110%	1/29/37	1,010	1,197
4 Bank of America Corp.	4.244%	4/24/38	1,525	1,563
Bank of America Corp.	7.750%	5/14/38	2,075	2,907
Bank of America Corp.	5.875%	2/7/42	1,350	1,685
Bank of America Corp.	5.000%	1/21/44	1,950	2,199
Bank of America Corp.	4.875%	4/1/44	550	611
Bank of America Corp.	4.750%	4/21/45	350	366
4 Bank of America Corp.	4.443%	1/20/48	625	647
4 Bank of America Corp.	3.946%	1/23/49	1,175	1,148
4 Bank of America Corp.	4.330%	3/15/50	1,700	1,743
Bank of America NA	6.000%	10/15/36	600	744
Bank of Montreal	2.100%	6/15/20	800	796

Bank of Montreal	3.100%	7/13/20	850	854
Bank of Montreal	3.100%	4/13/21	1,545	1,559
Bank of Montreal	1.900%	8/27/21	1,500	1,472
Bank of Montreal	2.900%	3/26/22	2,350	2,356
Bank of Montreal	2.350%	9/11/22	137	136
Bank of Montreal	2.550%	11/6/22	313	311
Bank of Montreal	3.300%	2/5/24	1,000	1,011
4 Bank of Montreal	4.338%	10/5/28	400	407
4 Bank of Montreal	3.803%	12/15/32	2,400	2,321
Bank of New York Mellon Corp.	2.600%	8/17/20	375	375
Bank of New York Mellon Corp.	2.450%	11/27/20	750	748
Bank of New York Mellon Corp.	2.050%	5/3/21	2,000	1,974
Bank of New York Mellon Corp.	3.550%	9/23/21	125	127
Bank of New York Mellon Corp.	2.600%	2/7/22	1,375	1,373
Bank of New York Mellon Corp.	2.950%	1/29/23	850	854
Bank of New York Mellon Corp.	3.500%	4/28/23	500	513
4 Bank of New York Mellon Corp.	2.661%	5/16/23	1,275	1,269
Bank of New York Mellon Corp.	3.450%	8/11/23	650	667
Bank of New York Mellon Corp.	2.200%	8/16/23	825	802
Bank of New York Mellon Corp.	3.650%	2/4/24	150	155
Bank of New York Mellon Corp.	3.250%	9/11/24	600	609
Bank of New York Mellon Corp.	2.800%	5/4/26	1,200	1,179
Bank of New York Mellon Corp.	2.450%	8/17/26	500	479
Bank of New York Mellon Corp.	3.250%	5/16/27	1,500	1,511
Bank of New York Mellon Corp.	3.400%	1/29/28	600	611
4 Bank of New York Mellon Corp.	3.442%	2/7/28	1,200	1,220
Bank of New York Mellon Corp.	3.000%	10/30/28	1,000	969
Bank of New York Mellon Corp.	3.300%	8/23/29	500	496
Bank of Nova Scotia	2.150%	7/14/20	1,200	1,193
Bank of Nova Scotia	4.375%	1/13/21	105	108
Bank of Nova Scotia	2.800%	7/21/21	1,375	1,377
Bank of Nova Scotia	2.700%	3/7/22	3,000	3,005
Bank of Nova Scotia	3.400%	2/11/24	500	508
Bank of Nova Scotia	4.500%	12/16/25	1,250	1,300
Barclays Bank plc	5.140%	10/14/20	105	107
Barclays Bank plc	2.650%	1/11/21	1,000	992
Barclays plc	2.875%	6/8/20	1,750	1,746
Barclays plc	3.250%	1/12/21	1,000	1,001
Barclays plc	3.200%	8/10/21	850	849
Barclays plc	3.684%	1/10/23	950	948
4 Barclays plc	4.610%	2/15/23	1,000	1,021
4 Barclays plc	4.338%	5/16/24	1,000	1,009
Barclays plc	3.650%	3/16/25	3,000	2,935
Barclays plc	4.375%	1/12/26	1,200	1,214
Barclays plc	4.337%	1/10/28	1,000	990
4 Barclays plc	4.972%	5/16/29	1,200	1,240
Barclays plc	5.250%	8/17/45	450	468
Barclays plc	4.950%	1/10/47	1,000	1,000
BB&T Corp.	2.150%	2/1/21	550	545
BB&T Corp.	2.050%	5/10/21	800	789
BB&T Corp.	3.200%	9/3/21	750	757
BB&T Corp.	2.750%	4/1/22	750	750
BB&T Corp.	3.050%	6/20/22	1,000	1,008
BB&T Corp.	3.750%	12/6/23	900	933
BB&T Corp.	2.850%	10/26/24	475	471
BB&T Corp.	3.700%	6/5/25	850	881
BB&T Corp.	3.875%	3/19/29	600	608

	BNP Paribas SA	2.375%	5/21/20	1,000	998
	BNP Paribas SA	5.000%	1/15/21	2,810	2,919
	BNP Paribas SA	3.250%	3/3/23	675	684
	BNP Paribas SA	4.250%	10/15/24	500	512
	BPCE SA	2.650%	2/3/21	825	823
	BPCE SA	2.750%	12/2/21	500	499
7	BPCE SA	3.000%	5/22/22	1,000	989
	BPCE SA	4.000%	4/15/24	1,200	1,241
	BPCE SA	3.375%	12/2/26	250	247
	Branch Banking & Trust Co.	2.250%	6/1/20	1,000	994
	Branch Banking & Trust Co.	2.625%	1/15/22	1,000	1,000
	Branch Banking & Trust Co.	3.625%	9/16/25	2,600	2,646
	Branch Banking & Trust Co.	3.800%	10/30/26	400	410
	Canadian Imperial Bank of Commerce	2.100%	10/5/20	1,000	991
	Canadian Imperial Bank of Commerce	2.700%	2/2/21	500	500
	Canadian Imperial Bank of Commerce	2.550%	6/16/22	1,700	1,697
	Canadian Imperial Bank of Commerce	3.500%	9/13/23	1,000	1,024
	Canadian Imperial Bank of Commerce	3.100%	4/2/24	800	798
	Capital One Bank USA NA	3.375%	2/15/23	1,140	1,138
	Capital One Financial Corp.	2.500%	5/12/20	1,000	997
	Capital One Financial Corp.	2.400%	10/30/20	500	497
	Capital One Financial Corp.	4.750%	7/15/21	280	293
	Capital One Financial Corp.	3.050%	3/9/22	675	679
	Capital One Financial Corp.	3.200%	1/30/23	2,000	2,004
	Capital One Financial Corp.	3.500%	6/15/23	82	83
	Capital One Financial Corp.	3.900%	1/29/24	250	255
	Capital One Financial Corp.	3.750%	4/24/24	1,000	1,017
	Capital One Financial Corp.	3.300%	10/30/24	1,050	1,040
	Capital One Financial Corp.	4.200%	10/29/25	500	510
	Capital One Financial Corp.	3.750%	7/28/26	250	244
	Capital One Financial Corp.	3.750%	3/9/27	1,075	1,059
	Capital One Financial Corp.	3.800%	1/31/28	2,000	1,973
	Capital One NA	2.950%	7/23/21	510	511
	Capital One NA	2.250%	9/13/21	675	665
	Capital One NA	2.650%	8/8/22	2,550	2,519
	Citibank NA	3.050%	5/1/20	1,650	1,657
	Citibank NA	2.100%	6/12/20	1,000	994
	Citibank NA	2.125%	10/20/20	3,200	3,174
	Citibank NA	2.850%	2/12/21	830	833
	Citibank NA	3.400%	7/23/21	1,000	1,016
4	Citibank NA	3.165%	2/19/22	2,500	2,504
4,7	Citicorp Lease Pass-Through Trust 1999-1	8.040%	12/15/19	1,265	1,307
	Citigroup Inc.	5.375%	8/9/20	470	486
	Citigroup Inc.	2.650%	10/26/20	3,000	2,997
	Citigroup Inc.	2.700%	3/30/21	2,500	2,498
	Citigroup Inc.	2.350%	8/2/21	600	594
	Citigroup Inc.	2.900%	12/8/21	2,000	2,001
	Citigroup Inc.	4.500%	1/14/22	2,000	2,087
	Citigroup Inc.	2.750%	4/25/22	1,125	1,122
	Citigroup Inc.	4.050%	7/30/22	2,225	2,294
	Citigroup Inc.	2.700%	10/27/22	1,550	1,537
4	Citigroup Inc.	3.142%	1/24/23	2,000	1,998
	Citigroup Inc.	3.500%	5/15/23	450	457
	Citigroup Inc.	3.875%	10/25/23	1,725	1,793
	Citigroup Inc.	3.750%	6/16/24	2,975	3,067
	Citigroup Inc.	4.000%	8/5/24	725	747
	Citigroup Inc.	3.875%	3/26/25	1,100	1,114

Citigroup Inc.	3.300%	4/27/25	425	425
Citigroup Inc.	4.400%	6/10/25	1,975	2,048
Citigroup Inc.	5.500%	9/13/25	1,000	1,100
Citigroup Inc.	3.700%	1/12/26	400	406
Citigroup Inc.	4.600%	3/9/26	975	1,019
Citigroup Inc.	3.400%	5/1/26	1,200	1,194
Citigroup Inc.	3.200%	10/21/26	2,425	2,374
Citigroup Inc.	4.300%	11/20/26	775	788
Citigroup Inc.	4.450%	9/29/27	2,900	2,978
4 Citigroup Inc.	3.887%	1/10/28	2,275	2,308
Citigroup Inc.	6.625%	1/15/28	800	957
4 Citigroup Inc.	3.668%	7/24/28	1,775	1,769
Citigroup Inc.	4.125%	7/25/28	975	979
4 Citigroup Inc.	3.520%	10/27/28	2,760	2,715
4 Citigroup Inc.	4.075%	4/23/29	550	565
4 Citigroup Inc.	3.980%	3/20/30	1,250	1,271
Citigroup Inc.	5.875%	2/22/33	200	228
Citigroup Inc.	6.000%	10/31/33	425	493
Citigroup Inc.	6.125%	8/25/36	1,699	2,009
4 Citigroup Inc.	3.878%	1/24/39	1,100	1,070
Citigroup Inc.	8.125%	7/15/39	1,099	1,643
Citigroup Inc.	5.875%	1/30/42	800	982
Citigroup Inc.	5.300%	5/6/44	750	823
Citigroup Inc.	4.650%	7/30/45	1,000	1,063
Citigroup Inc.	4.750%	5/18/46	2,550	2,641
Citigroup Inc.	4.650%	7/23/48	2,230	2,386
Citizens Bank NA	2.200%	5/26/20	2,075	2,060
Citizens Bank NA	2.250%	10/30/20	600	595
Citizens Bank NA	2.650%	5/26/22	600	594
Citizens Bank NA	3.700%	3/29/23	250	256
Citizens Bank NA	3.250%	2/14/22	400	404
Citizens Bank NA	3.750%	2/18/26	500	509
Citizens Financial Group Inc.	4.300%	12/3/25	400	409
Comerica Bank	4.000%	7/27/25	200	206
Comerica Inc.	3.700%	7/31/23	750	771
Commonwealth Bank of Australia	2.400%	11/2/20	650	647
Commonwealth Bank of Australia	2.550%	3/15/21	625	622
7 Commonwealth Bank of Australia	2.750%	3/10/22	2,000	1,996
7 Commonwealth Bank of Australia	3.350%	6/4/24	3,000	3,046
Compass Bank	3.500%	6/11/21	625	630
Compass Bank	2.875%	6/29/22	1,550	1,534
Cooperatieve Rabobank UA	4.500%	1/11/21	635	654
Cooperatieve Rabobank UA	2.500%	1/19/21	1,775	1,766
Cooperatieve Rabobank UA	2.750%	1/10/22	300	300
Cooperatieve Rabobank UA	3.875%	2/8/22	2,075	2,135
Cooperatieve Rabobank UA	3.950%	11/9/22	975	991
Cooperatieve Rabobank UA	4.625%	12/1/23	2,675	2,793
Cooperatieve Rabobank UA	3.375%	5/21/25	1,025	1,039
Cooperatieve Rabobank UA	4.375%	8/4/25	750	774
Cooperatieve Rabobank UA	3.750%	7/21/26	1,500	1,475
Cooperatieve Rabobank UA	5.250%	5/24/41	335	405
Cooperatieve Rabobank UA	5.750%	12/1/43	700	835
Cooperatieve Rabobank UA	5.250%	8/4/45	1,950	2,204
Credit Suisse AG	3.000%	10/29/21	800	804
Credit Suisse AG	3.625%	9/9/24	2,325	2,357
7 Credit Suisse Group AG	3.574%	1/9/23	1,500	1,504

Credit Suisse Group Funding Guernsey
Ltd.	3.125%	12/10/20	800	801
Credit Suisse Group Funding Guernsey
Ltd.	3.450%	4/16/21	2,630	2,653
Credit Suisse Group Funding Guernsey
Ltd.	3.800%	9/15/22	4,250	4,314
Credit Suisse Group Funding Guernsey
Ltd.	3.800%	6/9/23	2,085	2,114
Credit Suisse Group Funding Guernsey
Ltd.	3.750%	3/26/25	1,500	1,509
Credit Suisse Group Funding Guernsey
Ltd.	4.550%	4/17/26	1,300	1,360
Credit Suisse Group Funding Guernsey
Ltd.	4.875%	5/15/45	950	1,021
Credit Suisse USA Inc.	7.125%	7/15/32	465	625
Deutsche Bank AG	2.700%	7/13/20	1,400	1,385
Deutsche Bank AG	2.950%	8/20/20	400	393
Deutsche Bank AG	3.125%	1/13/21	325	321
Deutsche Bank AG	3.150%	1/22/21	1,500	1,478
Deutsche Bank AG	3.375%	5/12/21	650	641
Deutsche Bank AG	4.250%	10/14/21	3,000	3,017
Deutsche Bank AG	3.300%	11/16/22	2,500	2,412
Deutsche Bank AG	3.950%	2/27/23	1,300	1,279
Deutsche Bank AG	4.100%	1/13/26	400	382
Deutsche Bank AG	3.700%	5/30/24	1,875	1,803
Discover Bank	7.000%	4/15/20	250	260
Discover Bank	3.200%	8/9/21	350	352
Discover Bank	3.350%	2/6/23	600	604
Discover Bank	4.250%	3/13/26	1,125	1,145
Discover Bank	3.450%	7/27/26	500	485
4 Discover Bank	4.682%	8/9/28	425	429
Discover Bank	4.650%	9/13/28	1,000	1,043
Discover Financial Services	3.850%	11/21/22	225	231
Discover Financial Services	3.950%	11/6/24	400	407
Discover Financial Services	3.750%	3/4/25	375	374
Discover Financial Services	4.500%	1/30/26	1,000	1,021
Discover Financial Services	4.100%	2/9/27	1,175	1,173
Fifth Third Bancorp	3.500%	3/15/22	950	971
Fifth Third Bancorp	4.300%	1/16/24	475	492
Fifth Third Bancorp	3.650%	1/25/24	500	512
Fifth Third Bancorp	3.950%	3/14/28	300	308
Fifth Third Bancorp	8.250%	3/1/38	710	988
Fifth Third Bank	2.250%	6/14/21	500	493
Fifth Third Bank	2.875%	10/1/21	1,435	1,435
Fifth Third Bank	3.850%	3/15/26	1,500	1,524
Fifth Third Bank	3.350%	7/26/21	625	631
Fifth Third Bank	3.950%	7/28/25	625	654
First Horizon National Corp.	3.500%	12/15/20	425	428
First Republic Bank	2.500%	6/6/22	1,400	1,388
First Republic Bank	4.375%	8/1/46	200	194
First Republic Bank	4.625%	2/13/47	375	379
FirstMerit Bank NA	4.270%	11/25/26	450	448
Goldman Sachs Bank USA	3.200%	6/5/20	750	755
Goldman Sachs Capital I	6.345%	2/15/34	975	1,172
Goldman Sachs Group Inc.	2.600%	4/23/20	3,125	3,116
Goldman Sachs Group Inc.	6.000%	6/15/20	2,590	2,690
Goldman Sachs Group Inc.	2.750%	9/15/20	975	975

Goldman Sachs Group Inc.	2.875%	2/25/21	1,275	1,276
Goldman Sachs Group Inc.	2.625%	4/25/21	500	497
Goldman Sachs Group Inc.	5.250%	7/27/21	1,825	1,920
Goldman Sachs Group Inc.	2.350%	11/15/21	2,000	1,972
Goldman Sachs Group Inc.	5.750%	1/24/22	2,375	2,547
Goldman Sachs Group Inc.	3.000%	4/26/22	3,450	3,439
4 Goldman Sachs Group Inc.	2.876%	10/31/22	5,045	4,998
Goldman Sachs Group Inc.	3.625%	1/22/23	1,825	1,860
Goldman Sachs Group Inc.	3.200%	2/23/23	2,705	2,713
4 Goldman Sachs Group Inc.	2.908%	6/5/23	3,650	3,607
4 Goldman Sachs Group Inc.	2.905%	7/24/23	2,000	1,979
Goldman Sachs Group Inc.	3.625%	2/20/24	5,000	5,060
Goldman Sachs Group Inc.	4.000%	3/3/24	1,900	1,958
Goldman Sachs Group Inc.	3.850%	7/8/24	1,025	1,046
Goldman Sachs Group Inc.	3.500%	1/23/25	1,050	1,049
Goldman Sachs Group Inc.	3.750%	5/22/25	1,000	1,008
4 Goldman Sachs Group Inc.	3.272%	9/29/25	2,100	2,071
Goldman Sachs Group Inc.	3.750%	2/25/26	1,350	1,357
Goldman Sachs Group Inc.	3.500%	11/16/26	2,665	2,628
Goldman Sachs Group Inc.	5.950%	1/15/27	630	706
Goldman Sachs Group Inc.	3.850%	1/26/27	1,100	1,105
4 Goldman Sachs Group Inc.	3.691%	6/5/28	1,900	1,881
4 Goldman Sachs Group Inc.	3.814%	4/23/29	1,000	989
4 Goldman Sachs Group Inc.	4.223%	5/1/29	2,850	2,915
Goldman Sachs Group Inc.	6.450%	5/1/36	975	1,157
Goldman Sachs Group Inc.	6.750%	10/1/37	3,620	4,414
4 Goldman Sachs Group Inc.	4.017%	10/31/38	2,000	1,918
4 Goldman Sachs Group Inc.	4.411%	4/23/39	2,550	2,544
Goldman Sachs Group Inc.	6.250%	2/1/41	2,090	2,582
Goldman Sachs Group Inc.	4.800%	7/8/44	1,625	1,722
Goldman Sachs Group Inc.	5.150%	5/22/45	3,475	3,666
Goldman Sachs Group Inc.	4.750%	10/21/45	350	372
HSBC Bank USA NA	4.875%	8/24/20	950	975
HSBC Bank USA NA	5.875%	11/1/34	675	806
HSBC Bank USA NA	5.625%	8/15/35	625	718
HSBC Bank USA NA	7.000%	1/15/39	650	867
HSBC Holdings plc	3.400%	3/8/21	2,151	2,172
HSBC Holdings plc	5.100%	4/5/21	1,560	1,626
HSBC Holdings plc	2.950%	5/25/21	3,675	3,680
HSBC Holdings plc	2.650%	1/5/22	2,000	1,984
HSBC Holdings plc	4.875%	1/14/22	160	168
HSBC Holdings plc	4.000%	3/30/22	765	789
4 HSBC Holdings plc	3.262%	3/13/23	3,100	3,109
HSBC Holdings plc	3.600%	5/25/23	1,300	1,323
4 HSBC Holdings plc	3.033%	11/22/23	1,050	1,041
HSBC Holdings plc	4.250%	3/14/24	1,000	1,022
4 HSBC Holdings plc	3.950%	5/18/24	2,500	2,544
4 HSBC Holdings plc	3.803%	3/11/25	2,425	2,460
HSBC Holdings plc	4.250%	8/18/25	750	766
HSBC Holdings plc	4.300%	3/8/26	4,070	4,205
HSBC Holdings plc	3.900%	5/25/26	2,200	2,222
4 HSBC Holdings plc	4.292%	9/12/26	2,500	2,578
HSBC Holdings plc	4.375%	11/23/26	1,000	1,025
4 HSBC Holdings plc	4.041%	3/13/28	1,000	1,008
4 HSBC Holdings plc	4.583%	6/19/29	2,300	2,415
HSBC Holdings plc	7.625%	5/17/32	400	530
HSBC Holdings plc	7.350%	11/27/32	400	515

HSBC Holdings plc	6.500%	5/2/36	2,485	3,053
HSBC Holdings plc	6.500%	9/15/37	660	819
HSBC Holdings plc	6.800%	6/1/38	550	705
HSBC Holdings plc	6.100%	1/14/42	200	258
HSBC Holdings plc	5.250%	3/14/44	3,500	3,874
HSBC USA Inc.	2.750%	8/7/20	500	501
HSBC USA Inc.	5.000%	9/27/20	645	663
Huntington Bancshares Inc.	7.000%	12/15/20	450	479
Huntington Bancshares Inc.	3.150%	3/14/21	650	653
Huntington Bancshares Inc.	2.300%	1/14/22	325	320
Huntington Bancshares Inc.	4.000%	5/15/25	400	415
Huntington National Bank	2.400%	4/1/20	250	249
Huntington National Bank	2.875%	8/20/20	800	801
Huntington National Bank	3.250%	5/14/21	1,050	1,060
Huntington National Bank	3.125%	4/1/22	400	403
Huntington National Bank	2.500%	8/7/22	600	591
Huntington National Bank	3.550%	10/6/23	650	665
ING Groep NV	3.150%	3/29/22	700	701
ING Groep NV	4.100%	10/2/23	1,500	1,540
ING Groep NV	3.950%	3/29/27	1,300	1,304
ING Groep NV	4.550%	10/2/28	1,000	1,049
JPMorgan Chase & Co.	2.750%	6/23/20	5,515	5,521
JPMorgan Chase & Co.	4.400%	7/22/20	1,130	1,156
JPMorgan Chase & Co.	4.250%	10/15/20	1,175	1,202
JPMorgan Chase & Co.	2.550%	10/29/20	6,135	6,119
JPMorgan Chase & Co.	2.550%	3/1/21	800	798
JPMorgan Chase & Co.	4.625%	5/10/21	835	866
JPMorgan Chase & Co.	2.400%	6/7/21	975	968
JPMorgan Chase & Co.	2.295%	8/15/21	1,925	1,901
JPMorgan Chase & Co.	4.350%	8/15/21	1,005	1,041
JPMorgan Chase & Co.	4.500%	1/24/22	2,675	2,795
4 JPMorgan Chase & Co.	3.514%	6/18/22	800	811
JPMorgan Chase & Co.	3.250%	9/23/22	2,425	2,462
JPMorgan Chase & Co.	2.972%	1/15/23	650	651
JPMorgan Chase & Co.	3.200%	1/25/23	5,375	5,436
4 JPMorgan Chase & Co.	2.776%	4/25/23	1,000	993
JPMorgan Chase & Co.	3.375%	5/1/23	3,425	3,458
JPMorgan Chase & Co.	2.700%	5/18/23	2,000	1,979
JPMorgan Chase & Co.	3.875%	2/1/24	1,575	1,640
4 JPMorgan Chase & Co.	3.559%	4/23/24	2,500	2,539
JPMorgan Chase & Co.	3.625%	5/13/24	275	283
4 JPMorgan Chase & Co.	3.797%	7/23/24	725	745
JPMorgan Chase & Co.	3.875%	9/10/24	5,200	5,334
4 JPMorgan Chase & Co.	4.023%	12/5/24	1,000	1,035
JPMorgan Chase & Co.	3.125%	1/23/25	1,600	1,603
4 JPMorgan Chase & Co.	3.220%	3/1/25	1,480	1,481
JPMorgan Chase & Co.	3.900%	7/15/25	2,125	2,210
JPMorgan Chase & Co.	3.300%	4/1/26	2,550	2,556
JPMorgan Chase & Co.	3.200%	6/15/26	1,125	1,119
JPMorgan Chase & Co.	2.950%	10/1/26	3,950	3,861
JPMorgan Chase & Co.	4.125%	12/15/26	1,650	1,700
4 JPMorgan Chase & Co.	3.960%	1/29/27	1,500	1,551
JPMorgan Chase & Co.	3.625%	12/1/27	1,000	992
4 JPMorgan Chase & Co.	3.782%	2/1/28	2,650	2,704
4 JPMorgan Chase & Co.	3.540%	5/1/28	1,775	1,780
4 JPMorgan Chase & Co.	3.509%	1/23/29	1,825	1,808
4 JPMorgan Chase & Co.	4.005%	4/23/29	1,500	1,538

4 JPMorgan Chase & Co.	4.203%	7/23/29	750	785
4 JPMorgan Chase & Co.	4.452%	12/5/29	2,200	2,344
JPMorgan Chase & Co.	6.400%	5/15/38	3,010	3,912
4 JPMorgan Chase & Co.	3.882%	7/24/38	2,730	2,681
JPMorgan Chase & Co.	5.500%	10/15/40	1,875	2,236
JPMorgan Chase & Co.	5.600%	7/15/41	850	1,032
JPMorgan Chase & Co.	5.400%	1/6/42	1,200	1,423
JPMorgan Chase & Co.	5.625%	8/16/43	2,900	3,444
JPMorgan Chase & Co.	4.950%	6/1/45	250	276
4 JPMorgan Chase & Co.	4.260%	2/22/48	1,275	1,302
4 JPMorgan Chase & Co.	4.032%	7/24/48	1,375	1,357
4 JPMorgan Chase & Co.	3.964%	11/15/48	1,500	1,468
4 JPMorgan Chase Bank NA	2.604%	2/1/21	1,000	998
4 JPMorgan Chase Bank NA	3.086%	4/26/21	1,600	1,604
KeyBank NA	3.350%	6/15/21	325	329
KeyBank NA	2.500%	11/22/21	300	298
KeyBank NA	2.400%	6/9/22	1,000	990
KeyBank NA	2.300%	9/14/22	500	493
KeyBank NA	3.375%	3/7/23	500	511
KeyBank NA	3.300%	6/1/25	500	506
4 KeyBank NA	3.180%	10/15/27	250	251
KeyCorp	5.100%	3/24/21	1,310	1,368
KeyCorp	4.150%	10/29/25	850	894
KeyCorp	4.100%	4/30/28	1,400	1,454
Lloyds Bank plc	6.375%	1/21/21	1,875	1,983
Lloyds Bank plc	3.300%	5/7/21	800	806
Lloyds Banking Group plc	3.000%	1/11/22	1,200	1,190
Lloyds Banking Group plc	4.050%	8/16/23	3,300	3,362
4 Lloyds Banking Group plc	2.907%	11/7/23	1,000	975
Lloyds Banking Group plc	3.900%	3/12/24	800	811
Lloyds Banking Group plc	4.500%	11/4/24	1,000	1,013
Lloyds Banking Group plc	4.450%	5/8/25	500	516
Lloyds Banking Group plc	4.582%	12/10/25	3,050	3,087
Lloyds Banking Group plc	4.650%	3/24/26	1,000	1,012
Lloyds Banking Group plc	3.750%	1/11/27	1,000	981
Lloyds Banking Group plc	4.375%	3/22/28	800	817
Lloyds Banking Group plc	4.550%	8/16/28	800	829
4 Lloyds Banking Group plc	3.574%	11/7/28	1,000	962
Lloyds Banking Group plc	5.300%	12/1/45	200	210
Lloyds Banking Group plc	4.344%	1/9/48	2,000	1,790
M&T Bank Corp.	3.550%	7/26/23	550	567
Manufacturers & Traders Trust Co.	2.625%	1/25/21	500	499
Manufacturers & Traders Trust Co.	2.900%	2/6/25	1,425	1,420
Manufacturers & Traders Trust Co.	3.400%	8/17/27	250	254
Mitsubishi UFJ Financial Group Inc.	2.950%	3/1/21	1,466	1,468
Mitsubishi UFJ Financial Group Inc.	3.535%	7/26/21	600	609
Mitsubishi UFJ Financial Group Inc.	2.190%	9/13/21	1,750	1,717
Mitsubishi UFJ Financial Group Inc.	2.998%	2/22/22	750	751
Mitsubishi UFJ Financial Group Inc.	3.218%	3/7/22	800	806
Mitsubishi UFJ Financial Group Inc.	2.665%	7/25/22	1,000	990
Mitsubishi UFJ Financial Group Inc.	3.455%	3/2/23	1,000	1,014
Mitsubishi UFJ Financial Group Inc.	3.761%	7/26/23	1,500	1,541
Mitsubishi UFJ Financial Group Inc.	2.527%	9/13/23	200	196
Mitsubishi UFJ Financial Group Inc.	3.407%	3/7/24	1,200	1,215
Mitsubishi UFJ Financial Group Inc.	3.777%	3/2/25	1,000	1,030
Mitsubishi UFJ Financial Group Inc.	3.850%	3/1/26	1,800	1,858
Mitsubishi UFJ Financial Group Inc.	2.757%	9/13/26	700	670

Mitsubishi UFJ Financial Group Inc.	3.677%	2/22/27	3,300	3,385
Mitsubishi UFJ Financial Group Inc.	3.287%	7/25/27	1,000	998
Mitsubishi UFJ Financial Group Inc.	3.961%	3/2/28	2,625	2,745
Mitsubishi UFJ Financial Group Inc.	4.050%	9/11/28	1,000	1,056
Mitsubishi UFJ Financial Group Inc.	3.741%	3/7/29	800	819
Mitsubishi UFJ Financial Group Inc.	4.286%	7/26/38	200	211
Mizuho Financial Group Inc.	2.953%	2/28/22	500	499
Mizuho Financial Group Inc.	3.549%	3/5/23	425	432
4 Mizuho Financial Group Inc.	3.922%	9/11/24	800	823
Mizuho Financial Group Inc.	3.663%	2/28/27	250	256
Mizuho Financial Group Inc.	4.018%	3/5/28	1,400	1,479
4 Mizuho Financial Group Inc.	4.254%	9/11/29	1,000	1,062
Morgan Stanley	2.800%	6/16/20	3,600	3,605
Morgan Stanley	5.500%	7/24/20	650	672
Morgan Stanley	5.750%	1/25/21	1,335	1,404
Morgan Stanley	2.500%	4/21/21	1,950	1,938
Morgan Stanley	5.500%	7/28/21	2,025	2,145
Morgan Stanley	2.625%	11/17/21	2,200	2,186
Morgan Stanley	2.750%	5/19/22	4,100	4,081
Morgan Stanley	4.875%	11/1/22	1,575	1,662
Morgan Stanley	3.125%	1/23/23	2,000	2,007
Morgan Stanley	3.750%	2/25/23	4,000	4,106
Morgan Stanley	4.100%	5/22/23	2,025	2,085
4 Morgan Stanley	3.737%	4/24/24	2,600	2,648
Morgan Stanley	3.875%	4/29/24	2,700	2,771
Morgan Stanley	3.700%	10/23/24	2,550	2,601
Morgan Stanley	4.000%	7/23/25	1,900	1,960
Morgan Stanley	5.000%	11/24/25	1,100	1,180
Morgan Stanley	3.875%	1/27/26	1,800	1,841
Morgan Stanley	3.125%	7/27/26	3,150	3,070
Morgan Stanley	6.250%	8/9/26	975	1,131
Morgan Stanley	4.350%	9/8/26	2,780	2,858
Morgan Stanley	3.625%	1/20/27	2,450	2,457
Morgan Stanley	3.950%	4/23/27	745	746
4 Morgan Stanley	3.591%	7/22/28	2,700	2,681
4 Morgan Stanley	3.772%	1/24/29	575	575
4 Morgan Stanley	4.431%	1/23/30	3,500	3,685
Morgan Stanley	7.250%	4/1/32	705	944
4 Morgan Stanley	3.971%	7/22/38	600	586
4 Morgan Stanley	4.457%	4/22/39	1,250	1,299
Morgan Stanley	6.375%	7/24/42	2,400	3,103
Morgan Stanley	4.300%	1/27/45	3,250	3,301
Morgan Stanley	4.375%	1/22/47	750	773
MUFG Americas Holdings Corp.	3.500%	6/18/22	275	280
MUFG Americas Holdings Corp.	3.000%	2/10/25	280	275
MUFG Union Bank NA	3.150%	4/1/22	3,000	3,024
National Australia Bank Ltd.	2.125%	5/22/20	2,100	2,087
National Australia Bank Ltd.	2.625%	1/14/21	200	199
National Australia Bank Ltd.	1.875%	7/12/21	650	636
National Australia Bank Ltd.	3.375%	9/20/21	1,000	1,011
National Australia Bank Ltd.	3.700%	11/4/21	500	511
National Australia Bank Ltd.	2.800%	1/10/22	1,000	999
National Australia Bank Ltd.	2.500%	5/22/22	1,800	1,782
National Australia Bank Ltd.	3.000%	1/20/23	755	756
National Australia Bank Ltd.	3.625%	6/20/23	250	256
National Australia Bank Ltd.	3.375%	1/14/26	150	150
National Australia Bank Ltd.	2.500%	7/12/26	950	900

National Bank of Canada	2.150%	6/12/20	1,000	994
National Bank of Canada	2.200%	11/2/20	775	769
Northern Trust Corp.	3.450%	11/4/20	300	303
Northern Trust Corp.	2.375%	8/2/22	825	813
Northern Trust Corp.	3.950%	10/30/25	600	631
Northern Trust Corp.	3.650%	8/3/28	325	340
4 Northern Trust Corp.	3.375%	5/8/32	275	271
People's United Bank NA	4.000%	7/15/24	275	278
People's United Financial Inc.	3.650%	12/6/22	413	419
PNC Bank NA	2.000%	5/19/20	600	596
PNC Bank NA	2.300%	6/1/20	630	627
PNC Bank NA	2.600%	7/21/20	270	269
PNC Bank NA	2.450%	11/5/20	800	796
PNC Bank NA	2.150%	4/29/21	650	644
PNC Bank NA	2.550%	12/9/21	2,400	2,394
PNC Bank NA	2.625%	2/17/22	1,200	1,201
PNC Bank NA	2.950%	1/30/23	1,100	1,093
PNC Bank NA	3.800%	7/25/23	700	718
PNC Bank NA	3.300%	10/30/24	350	355
PNC Bank NA	2.950%	2/23/25	500	498
PNC Bank NA	3.250%	6/1/25	825	832
PNC Bank NA	4.200%	11/1/25	825	870
PNC Bank NA	3.100%	10/25/27	250	249
PNC Bank NA	3.250%	1/22/28	600	606
PNC Bank NA	4.050%	7/26/28	1,000	1,044
PNC Financial Services Group Inc.	2.854%	11/9/22	400	399
PNC Financial Services Group Inc.	3.500%	1/23/24	200	205
PNC Financial Services Group Inc.	3.900%	4/29/24	575	591
PNC Financial Services Group Inc.	3.150%	5/19/27	700	696
PNC Funding Corp.	4.375%	8/11/20	800	818
PNC Funding Corp.	3.300%	3/8/22	1,680	1,708
Regions Bank	6.450%	6/26/37	500	613
4 Regions Bank	3.374%	8/13/21	525	527
Regions Financial Corp.	3.200%	2/8/21	200	201
Regions Financial Corp.	2.750%	8/14/22	775	769
Regions Financial Corp.	3.800%	8/14/23	650	668
Regions Financial Corp.	7.375%	12/10/37	500	658
Royal Bank of Canada	2.150%	10/26/20	429	427
Royal Bank of Canada	2.350%	10/30/20	1,271	1,266
Royal Bank of Canada	2.500%	1/19/21	800	800
Royal Bank of Canada	3.200%	4/30/21	2,700	2,732
Royal Bank of Canada	2.750%	2/1/22	1,400	1,407
Royal Bank of Canada	3.700%	10/5/23	800	828
Royal Bank of Canada	4.650%	1/27/26	750	795
Royal Bank of Scotland Group plc	6.125%	12/15/22	600	640
4 Royal Bank of Scotland Group plc	3.498%	5/15/23	1,400	1,388
Royal Bank of Scotland Group plc	6.100%	6/10/23	900	955
Royal Bank of Scotland Group plc	3.875%	9/12/23	2,500	2,494
Royal Bank of Scotland Group plc	6.000%	12/19/23	600	642
Royal Bank of Scotland Group plc	5.125%	5/28/24	1,890	1,939
4 Royal Bank of Scotland Group plc	4.519%	6/25/24	1,000	1,021
4 Royal Bank of Scotland Group plc	4.269%	3/22/25	2,100	2,123
Royal Bank of Scotland Group plc	4.800%	4/5/26	225	234
4 Royal Bank of Scotland Group plc	4.892%	5/18/29	1,000	1,040
4 Royal Bank of Scotland Group plc	5.076%	1/27/30	3,000	3,157
Santander Holdings USA Inc.	2.650%	4/17/20	1,750	1,745
Santander Holdings USA Inc.	4.450%	12/3/21	500	515

Santander Holdings USA Inc.	3.700%	3/28/22	2,350	2,376
Santander Holdings USA Inc.	3.400%	1/18/23	850	848
Santander Holdings USA Inc.	4.500%	7/17/25	500	515
Santander Holdings USA Inc.	4.400%	7/13/27	900	892
Santander UK Group Holdings plc	3.125%	1/8/21	1,775	1,773
Santander UK Group Holdings plc	2.875%	8/5/21	825	818
Santander UK Group Holdings plc	3.571%	1/10/23	700	696
4 Santander UK Group Holdings plc	3.823%	11/3/28	500	483
Santander UK plc	2.125%	11/3/20	900	888
Santander UK plc	3.400%	6/1/21	2,000	2,015
Santander UK plc	4.000%	3/13/24	1,200	1,252
Skandinaviska Enskilda Banken AB	2.625%	3/15/21	1,000	995
Skandinaviska Enskilda Banken AB	1.875%	9/13/21	1,000	975
Skandinaviska Enskilda Banken AB	2.800%	3/11/22	500	498
State Street Corp.	4.375%	3/7/21	615	633
State Street Corp.	1.950%	5/19/21	500	491
4 State Street Corp.	2.653%	5/15/23	2,000	1,989
State Street Corp.	3.100%	5/15/23	550	558
4 State Street Corp.	3.776%	12/3/24	1,000	1,037
State Street Corp.	3.300%	12/16/24	1,000	1,022
State Street Corp.	3.550%	8/18/25	385	399
State Street Corp.	2.650%	5/19/26	500	489
4 State Street Corp.	4.141%	12/3/29	800	858
Sumitomo Mitsui Banking Corp.	2.450%	10/20/20	300	298
Sumitomo Mitsui Banking Corp.	3.200%	7/18/22	325	327
Sumitomo Mitsui Banking Corp.	3.950%	7/19/23	75	78
Sumitomo Mitsui Banking Corp.	3.950%	1/10/24	725	752
Sumitomo Mitsui Banking Corp.	3.400%	7/11/24	925	937
Sumitomo Mitsui Financial Group Inc.	2.934%	3/9/21	275	276
Sumitomo Mitsui Financial Group Inc.	2.058%	7/14/21	975	958
Sumitomo Mitsui Financial Group Inc.	2.442%	10/19/21	1,275	1,260
Sumitomo Mitsui Financial Group Inc.	2.846%	1/11/22	1,000	999
Sumitomo Mitsui Financial Group Inc.	2.778%	10/18/22	800	794
Sumitomo Mitsui Financial Group Inc.	3.102%	1/17/23	1,500	1,507
Sumitomo Mitsui Financial Group Inc.	3.748%	7/19/23	1,000	1,026
Sumitomo Mitsui Financial Group Inc.	3.936%	10/16/23	2,000	2,076
Sumitomo Mitsui Financial Group Inc.	3.784%	3/9/26	975	1,005
Sumitomo Mitsui Financial Group Inc.	2.632%	7/14/26	800	767
Sumitomo Mitsui Financial Group Inc.	3.010%	10/19/26	650	638
Sumitomo Mitsui Financial Group Inc.	3.446%	1/11/27	1,000	1,008
Sumitomo Mitsui Financial Group Inc.	3.364%	7/12/27	2,000	2,000
Sumitomo Mitsui Financial Group Inc.	3.544%	1/17/28	1,600	1,626
Sumitomo Mitsui Financial Group Inc.	3.944%	7/19/28	500	523
Sumitomo Mitsui Financial Group Inc.	4.306%	10/16/28	400	430
SunTrust Bank	3.000%	2/2/23	450	452
SunTrust Bank	2.750%	5/1/23	250	248
SunTrust Bank	3.300%	5/15/26	725	720
4 SunTrust Bank	3.502%	8/2/22	425	431
SunTrust Bank	3.200%	4/1/24	3,000	3,026
4 SunTrust Bank	3.689%	8/2/24	725	742
SunTrust Banks Inc.	2.900%	3/3/21	300	301
SunTrust Banks Inc.	2.700%	1/27/22	500	499
SVB Financial Group	3.500%	1/29/25	225	222
Svenska Handelsbanken AB	1.950%	9/8/20	1,000	989
Svenska Handelsbanken AB	2.450%	3/30/21	650	646
Svenska Handelsbanken AB	3.350%	5/24/21	2,000	2,022
Svenska Handelsbanken AB	1.875%	9/7/21	925	905

Synchrony Bank	3.650%	5/24/21	1,250	1,261
Synchrony Bank	3.000%	6/15/22	350	346
Synchrony Financial	3.750%	8/15/21	300	303
Synchrony Financial	4.375%	3/19/24	500	507
Synchrony Financial	4.250%	8/15/24	1,000	1,007
Synchrony Financial	3.700%	8/4/26	500	471
Synchrony Financial	3.950%	12/1/27	1,125	1,058
Synovus Financial Corp.	3.125%	11/1/22	250	247
Toronto-Dominion Bank	3.000%	6/11/20	125	125
Toronto-Dominion Bank	3.150%	9/17/20	1,500	1,515
Toronto-Dominion Bank	2.500%	12/14/20	2,200	2,192
Toronto-Dominion Bank	2.550%	1/25/21	3,000	2,993
Toronto-Dominion Bank	2.125%	4/7/21	2,000	1,981
Toronto-Dominion Bank	3.250%	6/11/21	500	506
Toronto-Dominion Bank	1.800%	7/13/21	650	638
4 Toronto-Dominion Bank	3.625%	9/15/31	500	494
UBS AG	4.875%	8/4/20	250	257
7 UBS AG	2.450%	12/1/20	820	816
US Bancorp	2.350%	1/29/21	600	599
US Bancorp	4.125%	5/24/21	915	944
US Bancorp	2.625%	1/24/22	2,000	2,003
US Bancorp	3.000%	3/15/22	575	581
US Bancorp	2.950%	7/15/22	375	377
US Bancorp	3.700%	1/30/24	650	677
US Bancorp	3.375%	2/5/24	1,000	1,022
US Bancorp	3.600%	9/11/24	150	155
US Bancorp	3.950%	11/17/25	400	422
US Bancorp	3.100%	4/27/26	1,500	1,500
US Bancorp	3.150%	4/27/27	1,250	1,251
US Bancorp	3.900%	4/26/28	700	746
US Bank NA	2.050%	10/23/20	550	546
US Bank NA	2.850%	1/23/23	600	602
US Bank NA	2.800%	1/27/25	1,050	1,046
US Bank NA	3.050%	7/24/20	850	855
US Bank NA	3.450%	11/16/21	300	306
US Bank NA	3.400%	7/24/23	850	871
Wachovia Corp.	6.605%	10/1/25	1,000	1,163
Wachovia Corp.	7.500%	4/15/35	150	196
Wachovia Corp.	5.500%	8/1/35	325	371
Wachovia Corp.	6.550%	10/15/35	100	121
Wells Fargo & Co.	2.600%	7/22/20	2,150	2,148
Wells Fargo & Co.	2.550%	12/7/20	1,500	1,496
Wells Fargo & Co.	3.000%	1/22/21	2,050	2,060
Wells Fargo & Co.	4.600%	4/1/21	6,310	6,539
Wells Fargo & Co.	2.100%	7/26/21	3,300	3,253
Wells Fargo & Co.	3.500%	3/8/22	600	612
Wells Fargo & Co.	2.625%	7/22/22	3,475	3,450
Wells Fargo & Co.	3.069%	1/24/23	4,650	4,661
Wells Fargo & Co.	3.450%	2/13/23	3,500	3,547
Wells Fargo & Co.	4.125%	8/15/23	1,675	1,735
Wells Fargo & Co.	3.750%	1/24/24	1,000	1,028
Wells Fargo & Co.	3.000%	2/19/25	2,125	2,106
Wells Fargo & Co.	3.550%	9/29/25	1,700	1,735
Wells Fargo & Co.	3.000%	4/22/26	4,025	3,914
Wells Fargo & Co.	4.100%	6/3/26	1,925	1,962
Wells Fargo & Co.	3.000%	10/23/26	2,275	2,216
Wells Fargo & Co.	4.300%	7/22/27	2,000	2,080

4 Wells Fargo & Co.	3.584%	5/22/28	550	553
Wells Fargo & Co.	4.150%	1/24/29	500	524
Wells Fargo & Co.	5.375%	11/2/43	1,550	1,748
Wells Fargo & Co.	5.606%	1/15/44	1,900	2,190
Wells Fargo & Co.	4.650%	11/4/44	2,175	2,234
Wells Fargo & Co.	3.900%	5/1/45	650	644
Wells Fargo & Co.	4.900%	11/17/45	1,300	1,397
Wells Fargo & Co.	4.400%	6/14/46	1,375	1,375
Wells Fargo & Co.	4.750%	12/7/46	3,175	3,336
Wells Fargo Bank NA	2.600%	1/15/21	2,000	1,994
4 Wells Fargo Bank NA	3.325%	7/23/21	1,050	1,057
Wells Fargo Bank NA	3.625%	10/22/21	2,000	2,039
Wells Fargo Bank NA	3.550%	8/14/23	2,500	2,566
Wells Fargo Bank NA	5.950%	8/26/36	550	663
Wells Fargo Bank NA	5.850%	2/1/37	425	513
Wells Fargo Bank NA	6.600%	1/15/38	605	793
4 Wells Fargo Capital X	5.950%	12/1/86	425	479
Westpac Banking Corp.	3.050%	5/15/20	525	527
Westpac Banking Corp.	2.600%	11/23/20	975	973
Westpac Banking Corp.	2.100%	5/13/21	1,100	1,085
Westpac Banking Corp.	2.000%	8/19/21	1,000	981
Westpac Banking Corp.	2.500%	6/28/22	2,400	2,370
Westpac Banking Corp.	2.750%	1/11/23	800	795
Westpac Banking Corp.	3.650%	5/15/23	400	410
Westpac Banking Corp.	3.300%	2/26/24	1,000	1,011
Westpac Banking Corp.	2.850%	5/13/26	450	437
Westpac Banking Corp.	2.700%	8/19/26	650	624
Westpac Banking Corp.	3.350%	3/8/27	1,800	1,800
4 Westpac Banking Corp.	4.322%	11/23/31	2,000	1,974
Zions Bancorp NA	3.500%	8/27/21	950	960

Brokerage (0.1%)
Affiliated Managers Group Inc.	4.250%	2/15/24	350	362
Affiliated Managers Group Inc.	3.500%	8/1/25	750	744
Ameriprise Financial Inc.	3.000%	3/22/22	100	101
Ameriprise Financial Inc.	4.000%	10/15/23	1,575	1,651
Ameriprise Financial Inc.	3.700%	10/15/24	350	362
BGC Partners Inc.	5.125%	5/27/21	200	205
BlackRock Inc.	4.250%	5/24/21	475	490
BlackRock Inc.	3.375%	6/1/22	700	717
BlackRock Inc.	3.500%	3/18/24	1,000	1,036
BlackRock Inc.	3.200%	3/15/27	600	609
Brookfield Asset Management Inc.	4.000%	1/15/25	550	555
Brookfield Finance Inc.	4.250%	6/2/26	150	151
Brookfield Finance Inc.	3.900%	1/25/28	500	481
Brookfield Finance Inc.	4.850%	3/29/29	600	620
Brookfield Finance Inc.	4.700%	9/20/47	750	723
Brookfield Finance LLC	4.000%	4/1/24	575	583
Cboe Global Markets Inc.	3.650%	1/12/27	490	497
Charles Schwab Corp.	3.250%	5/21/21	525	531
Charles Schwab Corp.	3.225%	9/1/22	1,225	1,250
Charles Schwab Corp.	2.650%	1/25/23	400	400
Charles Schwab Corp.	3.550%	2/1/24	2,520	2,618
Charles Schwab Corp.	3.850%	5/21/25	100	105
Charles Schwab Corp.	3.200%	3/2/27	1,100	1,102
Charles Schwab Corp.	3.200%	1/25/28	400	400
Charles Schwab Corp.	4.000%	2/1/29	575	612

CME Group Inc.	3.000%	9/15/22	875	886
CME Group Inc.	3.000%	3/15/25	300	302
CME Group Inc.	5.300%	9/15/43	720	882
CME Group Inc.	4.150%	6/15/48	575	610
E*TRADE Financial Corp.	3.800%	8/24/27	325	316
E*TRADE Financial Corp.	4.500%	6/20/28	330	336
Eaton Vance Corp.	3.625%	6/15/23	275	283
Eaton Vance Corp.	3.500%	4/6/27	350	353
Franklin Resources Inc.	2.800%	9/15/22	575	572
Franklin Resources Inc.	2.850%	3/30/25	250	246
Intercontinental Exchange Inc.	2.750%	12/1/20	1,200	1,202
Intercontinental Exchange Inc.	3.450%	9/21/23	450	460
Intercontinental Exchange Inc.	4.000%	10/15/23	290	305
Intercontinental Exchange Inc.	3.750%	12/1/25	1,100	1,143
Intercontinental Exchange Inc.	3.100%	9/15/27	200	198
Intercontinental Exchange Inc.	3.750%	9/21/28	500	518
Intercontinental Exchange Inc.	4.250%	9/21/48	400	420
Invesco Finance plc	3.125%	11/30/22	500	500
Invesco Finance plc	4.000%	1/30/24	650	669
Invesco Finance plc	5.375%	11/30/43	900	955
Janus Capital Group Inc.	4.875%	8/1/25	250	259
Jefferies Financial Group Inc.	5.500%	10/18/23	475	496
Jefferies Group LLC	6.875%	4/15/21	620	663
Jefferies Group LLC	5.125%	1/20/23	500	531
Jefferies Group LLC	4.850%	1/15/27	1,100	1,107
Jefferies Group LLC	6.250%	1/15/36	320	328
Jefferies Group LLC	6.500%	1/20/43	350	365
Jefferies Group LLC / Jefferies Group
Capital Finance Inc.	4.150%	1/23/30	1,100	1,009
Lazard Group LLC	3.750%	2/13/25	100	101
Lazard Group LLC	3.625%	3/1/27	1,350	1,325
Lazard Group LLC	4.500%	9/19/28	425	438
Legg Mason Inc.	4.750%	3/15/26	425	439
Legg Mason Inc.	5.625%	1/15/44	450	445
Nasdaq Inc.	3.850%	6/30/26	675	681
Raymond James Financial Inc.	3.625%	9/15/26	375	372
Raymond James Financial Inc.	4.950%	7/15/46	875	916
Stifel Financial Corp.	3.500%	12/1/20	125	126
Stifel Financial Corp.	4.250%	7/18/24	575	592
TD Ameritrade Holding Corp.	2.950%	4/1/22	850	856
TD Ameritrade Holding Corp.	3.625%	4/1/25	450	463
TD Ameritrade Holding Corp.	3.300%	4/1/27	700	701

Finance Companies (0.1%)
AerCap Ireland Capital DAC / AerCap
Global Aviation Trust	4.450%	10/1/25	500	502
AerCap Ireland Capital DAC / AerCap
Global Aviation Trust	3.650%	7/21/27	600	560
AerCap Ireland Capital DAC / AerCap
Global Aviation Trust	4.250%	7/1/20	650	659
AerCap Ireland Capital DAC / AerCap
Global Aviation Trust	4.625%	10/30/20	826	846
AerCap Ireland Capital DAC / AerCap
Global Aviation Trust	4.500%	5/15/21	780	797
AerCap Ireland Capital DAC / AerCap
Global Aviation Trust	5.000%	10/1/21	745	774

AerCap Ireland Capital DAC / AerCap
Global Aviation Trust	4.450%	12/16/21	125	128
AerCap Ireland Capital DAC / AerCap
Global Aviation Trust	3.950%	2/1/22	675	683
AerCap Ireland Capital DAC / AerCap
Global Aviation Trust	3.500%	5/26/22	1,150	1,149
AerCap Ireland Capital DAC / AerCap
Global Aviation Trust	4.625%	7/1/22	475	490
AerCap Ireland Capital DAC / AerCap
Global Aviation Trust	3.300%	1/23/23	650	639
AerCap Ireland Capital DAC / AerCap
Global Aviation Trust	3.875%	1/23/28	1,000	939
Air Lease Corp.	3.875%	4/1/21	1,875	1,901
Air Lease Corp.	3.375%	6/1/21	25	25
Air Lease Corp.	3.750%	2/1/22	3,150	3,187
Air Lease Corp.	2.750%	1/15/23	400	390
Air Lease Corp.	3.875%	7/3/23	425	430
Air Lease Corp.	4.250%	2/1/24	550	561
Air Lease Corp.	4.250%	9/15/24	75	77
Air Lease Corp.	3.250%	3/1/25	400	385
Air Lease Corp.	3.625%	4/1/27	200	188
Air Lease Corp.	4.625%	10/1/28	400	402
Aircastle Ltd.	4.400%	9/25/23	550	560
Ares Capital Corp.	3.500%	2/10/23	600	580
Ares Capital Corp.	4.250%	3/1/25	800	781
GATX Corp.	3.250%	3/30/25	375	358
GATX Corp.	3.850%	3/30/27	1,250	1,232
GATX Corp.	3.500%	3/15/28	200	190
GATX Corp.	4.550%	11/7/28	600	616
GATX Corp.	4.700%	4/1/29	275	287
GATX Corp.	5.200%	3/15/44	150	157
GATX Corp.	4.500%	3/30/45	150	139
GE Capital International Funding Co.
Unlimited Co.	2.342%	11/15/20	5,095	5,031
GE Capital International Funding Co.
Unlimited Co.	3.373%	11/15/25	1,587	1,541
GE Capital International Funding Co.
Unlimited Co.	4.418%	11/15/35	8,832	8,180
International Lease Finance Corp.	8.250%	12/15/20	825	887
International Lease Finance Corp.	4.625%	4/15/21	325	333
International Lease Finance Corp.	8.625%	1/15/22	1,150	1,305
International Lease Finance Corp.	5.875%	8/15/22	615	661
Prospect Capital Corp.	5.875%	3/15/23	150	154

Insurance (0.5%)
ACE Capital Trust II	9.700%	4/1/30	75	103
AEGON Funding Co. LLC	5.750%	12/15/20	524	549
4 Aegon NV	5.500%	4/11/48	585	581
Aetna Inc.	4.125%	6/1/21	320	327
Aetna Inc.	2.750%	11/15/22	650	641
Aetna Inc.	2.800%	6/15/23	950	934
Aetna Inc.	3.500%	11/15/24	495	496
Aetna Inc.	6.625%	6/15/36	500	597
Aetna Inc.	6.750%	12/15/37	350	422
Aetna Inc.	4.500%	5/15/42	375	358
Aetna Inc.	4.125%	11/15/42	325	294
Aetna Inc.	3.875%	8/15/47	1,000	865

Aflac Inc.	4.000%	2/15/22	325	336
Aflac Inc.	3.625%	6/15/23	575	594
Aflac Inc.	3.625%	11/15/24	580	599
Aflac Inc.	3.250%	3/17/25	325	328
Aflac Inc.	2.875%	10/15/26	600	585
Aflac Inc.	4.000%	10/15/46	150	148
Aflac Inc.	4.750%	1/15/49	325	359
Alleghany Corp.	4.950%	6/27/22	425	450
Alleghany Corp.	4.900%	9/15/44	300	304
Allied World Assurance Co. Holdings Ltd.	4.350%	10/29/25	350	349
Allstate Corp.	3.150%	6/15/23	1,700	1,719
Allstate Corp.	3.280%	12/15/26	400	404
Allstate Corp.	5.550%	5/9/35	105	124
Allstate Corp.	4.500%	6/15/43	725	779
Allstate Corp.	4.200%	12/15/46	400	415
4 Allstate Corp.	5.750%	8/15/53	90	91
4 Allstate Corp.	6.500%	5/15/67	650	699
Alterra Finance LLC	6.250%	9/30/20	95	99
American Financial Group Inc.	3.500%	8/15/26	300	291
American Financial Group Inc.	4.500%	6/15/47	500	473
American International Group Inc.	3.375%	8/15/20	425	427
American International Group Inc.	6.400%	12/15/20	570	602
American International Group Inc.	3.300%	3/1/21	1,500	1,510
American International Group Inc.	4.875%	6/1/22	1,425	1,505
American International Group Inc.	4.125%	2/15/24	650	671
American International Group Inc.	3.750%	7/10/25	950	949
American International Group Inc.	3.900%	4/1/26	500	502
American International Group Inc.	4.200%	4/1/28	750	759
American International Group Inc.	4.250%	3/15/29	200	202
American International Group Inc.	3.875%	1/15/35	800	725
American International Group Inc.	4.700%	7/10/35	325	325
American International Group Inc.	6.250%	5/1/36	600	685
American International Group Inc.	4.500%	7/16/44	2,025	1,942
American International Group Inc.	4.750%	4/1/48	1,200	1,191
4 American International Group Inc.	5.750%	4/1/48	525	508
American International Group Inc.	4.375%	1/15/55	625	558
4 American International Group Inc.	8.175%	5/15/68	400	475
Anthem Inc.	4.350%	8/15/20	450	459
Anthem Inc.	2.500%	11/21/20	700	697
Anthem Inc.	3.700%	8/15/21	495	504
Anthem Inc.	3.125%	5/15/22	350	353
Anthem Inc.	2.950%	12/1/22	600	600
Anthem Inc.	3.300%	1/15/23	771	779
Anthem Inc.	3.500%	8/15/24	975	987
Anthem Inc.	3.350%	12/1/24	675	681
Anthem Inc.	3.650%	12/1/27	1,250	1,248
Anthem Inc.	4.101%	3/1/28	1,280	1,319
Anthem Inc.	5.850%	1/15/36	300	345
Anthem Inc.	6.375%	6/15/37	300	367
Anthem Inc.	4.625%	5/15/42	1,275	1,311
Anthem Inc.	4.650%	1/15/43	650	673
Anthem Inc.	5.100%	1/15/44	400	435
Anthem Inc.	4.650%	8/15/44	525	543
Anthem Inc.	4.375%	12/1/47	1,175	1,168
Anthem Inc.	4.550%	3/1/48	600	616
Anthem Inc.	4.850%	8/15/54	175	179
Aon Corp.	5.000%	9/30/20	990	1,019

Aon Corp.	8.205%	1/1/27	150	176
Aon Corp.	4.500%	12/15/28	600	634
Aon Corp.	6.250%	9/30/40	150	183
Aon plc	2.800%	3/15/21	350	349
Aon plc	4.000%	11/27/23	100	104
Aon plc	3.500%	6/14/24	425	432
Aon plc	3.875%	12/15/25	475	491
Aon plc	4.600%	6/14/44	625	633
Aon plc	4.750%	5/15/45	425	442
Arch Capital Finance LLC	4.011%	12/15/26	350	363
Arch Capital Finance LLC	5.031%	12/15/46	100	110
Arch Capital Group Ltd.	7.350%	5/1/34	500	674
Arch Capital Group US Inc.	5.144%	11/1/43	275	305
Aspen Insurance Holdings Ltd.	4.650%	11/15/23	1,985	2,068
Assurant Inc.	4.000%	3/15/23	225	227
Assurant Inc.	4.200%	9/27/23	200	203
Assurant Inc.	4.900%	3/27/28	400	413
Assurant Inc.	6.750%	2/15/34	550	628
Assured Guaranty US Holdings Inc.	5.000%	7/1/24	375	402
Athene Holding Ltd.	4.125%	1/12/28	835	801
AXA Equitable Holdings Inc.	3.900%	4/20/23	400	409
AXA Equitable Holdings Inc.	7.000%	4/1/28	600	698
AXA Equitable Holdings Inc.	4.350%	4/20/28	3,960	4,015
AXA Equitable Holdings Inc.	5.000%	4/20/48	1,500	1,459
AXA SA	8.600%	12/15/30	830	1,097
AXIS Specialty Finance LLC	5.875%	6/1/20	965	995
AXIS Specialty Finance plc	4.000%	12/6/27	1,500	1,490
Berkshire Hathaway Finance Corp.	2.900%	10/15/20	425	427
Berkshire Hathaway Finance Corp.	4.250%	1/15/21	480	494
Berkshire Hathaway Finance Corp.	3.000%	5/15/22	800	810
Berkshire Hathaway Finance Corp.	5.750%	1/15/40	130	162
Berkshire Hathaway Finance Corp.	4.400%	5/15/42	400	430
Berkshire Hathaway Finance Corp.	4.300%	5/15/43	550	583
Berkshire Hathaway Finance Corp.	4.200%	8/15/48	1,875	1,954
Berkshire Hathaway Finance Corp.	4.250%	1/15/49	2,300	2,406
Berkshire Hathaway Inc.	2.200%	3/15/21	1,000	993
Berkshire Hathaway Inc.	3.000%	2/11/23	375	380
Berkshire Hathaway Inc.	2.750%	3/15/23	1,525	1,535
Berkshire Hathaway Inc.	3.125%	3/15/26	3,675	3,708
Berkshire Hathaway Inc.	4.500%	2/11/43	1,325	1,448
Brighthouse Financial Inc.	3.700%	6/22/27	1,111	1,002
Brighthouse Financial Inc.	4.700%	6/22/47	700	557
Brown & Brown Inc.	4.200%	9/15/24	400	408
Brown & Brown Inc.	4.500%	3/15/29	275	278
Chubb Corp.	6.000%	5/11/37	375	481
Chubb INA Holdings Inc.	2.300%	11/3/20	1,250	1,243
Chubb INA Holdings Inc.	2.875%	11/3/22	1,085	1,094
Chubb INA Holdings Inc.	2.700%	3/13/23	350	348
Chubb INA Holdings Inc.	3.350%	5/15/24	275	281
Chubb INA Holdings Inc.	3.150%	3/15/25	700	703
Chubb INA Holdings Inc.	3.350%	5/3/26	2,275	2,312
Chubb INA Holdings Inc.	6.700%	5/15/36	180	243
Chubb INA Holdings Inc.	4.150%	3/13/43	225	236
Chubb INA Holdings Inc.	4.350%	11/3/45	1,300	1,412
7 Cigna Corp.	3.200%	9/17/20	1,500	1,507
7 Cigna Corp.	3.400%	9/17/21	1,235	1,248
7 Cigna Corp.	3.750%	7/15/23	950	975

7 Cigna Corp.	4.125%	11/15/25	1,150	1,189
7 Cigna Corp.	4.375%	10/15/28	2,625	2,725
7 Cigna Corp.	4.800%	8/15/38	1,220	1,254
7 Cigna Corp.	4.900%	12/15/48	2,490	2,576
Cigna Holding Co.	5.125%	6/15/20	100	103
Cigna Holding Co.	4.375%	12/15/20	150	153
Cigna Holding Co.	4.500%	3/15/21	385	395
Cigna Holding Co.	4.000%	2/15/22	290	298
Cigna Holding Co.	3.250%	4/15/25	1,175	1,165
Cigna Holding Co.	3.050%	10/15/27	1,110	1,052
Cigna Holding Co.	5.375%	2/15/42	190	205
Cigna Holding Co.	3.875%	10/15/47	775	688
Cincinnati Financial Corp.	6.920%	5/15/28	300	372
Cincinnati Financial Corp.	6.125%	11/1/34	275	335
CNA Financial Corp.	5.875%	8/15/20	395	411
CNA Financial Corp.	5.750%	8/15/21	175	186
CNA Financial Corp.	3.950%	5/15/24	450	459
CNA Financial Corp.	3.450%	8/15/27	400	390
Coventry Health Care Inc.	5.450%	6/15/21	890	930
Enstar Group Ltd.	4.500%	3/10/22	225	228
Everest Reinsurance Holdings Inc.	4.868%	6/1/44	300	306
Fairfax Financial Holdings Ltd.	4.850%	4/17/28	400	401
First American Financial Corp.	4.600%	11/15/24	350	362
Hanover Insurance Group Inc.	4.500%	4/15/26	500	511
Hartford Financial Services Group Inc.	5.125%	4/15/22	625	667
Hartford Financial Services Group Inc.	5.950%	10/15/36	25	29
Hartford Financial Services Group Inc.	6.100%	10/1/41	600	730
Hartford Financial Services Group Inc.	4.300%	4/15/43	500	499
Humana Inc.	3.150%	12/1/22	400	402
Humana Inc.	2.900%	12/15/22	600	597
Humana Inc.	3.850%	10/1/24	450	459
Humana Inc.	3.950%	3/15/27	950	958
Humana Inc.	4.625%	12/1/42	375	377
Humana Inc.	4.950%	10/1/44	400	427
Humana Inc.	4.800%	3/15/47	200	209
Kemper Corp.	4.350%	2/15/25	150	153
Lincoln National Corp.	4.200%	3/15/22	440	457
Lincoln National Corp.	4.000%	9/1/23	225	235
Lincoln National Corp.	3.350%	3/9/25	200	199
Lincoln National Corp.	3.625%	12/12/26	250	251
Lincoln National Corp.	3.800%	3/1/28	850	858
Lincoln National Corp.	6.150%	4/7/36	24	29
Lincoln National Corp.	6.300%	10/9/37	1,025	1,244
Loews Corp.	2.625%	5/15/23	425	420
Loews Corp.	3.750%	4/1/26	750	769
Loews Corp.	6.000%	2/1/35	250	294
Loews Corp.	4.125%	5/15/43	275	270
Manulife Financial Corp.	4.900%	9/17/20	475	489
Manulife Financial Corp.	4.150%	3/4/26	575	603
4 Manulife Financial Corp.	4.061%	2/24/32	760	736
Manulife Financial Corp.	5.375%	3/4/46	850	1,007
Markel Corp.	4.900%	7/1/22	575	605
Markel Corp.	3.500%	11/1/27	200	191
Markel Corp.	5.000%	4/5/46	350	349
Markel Corp.	4.300%	11/1/47	200	180
Marsh & McLennan Cos. Inc.	4.800%	7/15/21	420	435
Marsh & McLennan Cos. Inc.	2.750%	1/30/22	375	375

Marsh & McLennan Cos. Inc.	3.300%	3/14/23	222	225
Marsh & McLennan Cos. Inc.	4.050%	10/15/23	350	363
Marsh & McLennan Cos. Inc.	3.875%	3/15/24	1,700	1,764
Marsh & McLennan Cos. Inc.	3.500%	3/10/25	425	436
Marsh & McLennan Cos. Inc.	3.750%	3/14/26	375	387
Marsh & McLennan Cos. Inc.	4.375%	3/15/29	1,825	1,934
Marsh & McLennan Cos. Inc.	5.875%	8/1/33	1,050	1,270
Marsh & McLennan Cos. Inc.	4.750%	3/15/39	100	107
Marsh & McLennan Cos. Inc.	4.350%	1/30/47	200	202
Marsh & McLennan Cos. Inc.	4.900%	3/15/49	1,650	1,800
Mercury General Corp.	4.400%	3/15/27	325	321
MetLife Inc.	4.750%	2/8/21	216	224
MetLife Inc.	3.048%	12/15/22	484	489
MetLife Inc.	4.368%	9/15/23	500	534
MetLife Inc.	3.600%	4/10/24	750	777
MetLife Inc.	3.000%	3/1/25	500	500
MetLife Inc.	6.500%	12/15/32	250	321
MetLife Inc.	6.375%	6/15/34	505	653
MetLife Inc.	5.700%	6/15/35	675	803
MetLife Inc.	5.875%	2/6/41	440	547
MetLife Inc.	4.125%	8/13/42	525	529
MetLife Inc.	4.875%	11/13/43	750	837
MetLife Inc.	4.721%	12/15/44	1,150	1,256
MetLife Inc.	4.050%	3/1/45	1,000	998
MetLife Inc.	4.600%	5/13/46	80	87
4 MetLife Inc.	6.400%	12/15/66	1,505	1,614
Old Republic International Corp.	4.875%	10/1/24	350	368
Old Republic International Corp.	3.875%	8/26/26	425	421
PartnerRe Finance B LLC	5.500%	6/1/20	1,050	1,077
Principal Financial Group Inc.	3.125%	5/15/23	200	200
Principal Financial Group Inc.	3.400%	5/15/25	300	301
Principal Financial Group Inc.	3.100%	11/15/26	300	292
Principal Financial Group Inc.	4.350%	5/15/43	125	125
Principal Financial Group Inc.	4.300%	11/15/46	350	343
4 Principal Financial Group Inc.	4.700%	5/15/55	925	906
Progressive Corp.	3.750%	8/23/21	445	454
Progressive Corp.	2.450%	1/15/27	350	334
Progressive Corp.	6.625%	3/1/29	150	189
Progressive Corp.	3.700%	1/26/45	250	243
Progressive Corp.	4.125%	4/15/47	1,500	1,561
Progressive Corp.	4.200%	3/15/48	550	572
Prudential Financial Inc.	5.375%	6/21/20	1,430	1,475
Prudential Financial Inc.	4.500%	11/15/20	75	77
Prudential Financial Inc.	3.500%	5/15/24	450	467
Prudential Financial Inc.	5.750%	7/15/33	395	468
Prudential Financial Inc.	5.700%	12/14/36	505	599
Prudential Financial Inc.	6.625%	12/1/37	300	386
Prudential Financial Inc.	6.625%	6/21/40	250	325
4 Prudential Financial Inc.	5.875%	9/15/42	1,675	1,779
4 Prudential Financial Inc.	5.625%	6/15/43	1,275	1,329
Prudential Financial Inc.	5.100%	8/15/43	225	243
Prudential Financial Inc.	4.600%	5/15/44	1,100	1,171
4 Prudential Financial Inc.	5.375%	5/15/45	650	654
Prudential Financial Inc.	3.905%	12/7/47	1,282	1,241
4 Prudential Financial Inc.	5.700%	9/15/48	1,150	1,165
Prudential Financial Inc.	3.935%	12/7/49	385	374
Prudential Financial Inc.	4.350%	2/25/50	765	789

Reinsurance Group of America Inc.	5.000%	6/1/21	1,200	1,248
Reinsurance Group of America Inc.	4.700%	9/15/23	250	267
Reinsurance Group of America Inc.	3.950%	9/15/26	100	100
RenaissanceRe Finance Inc.	3.450%	7/1/27	175	172
RenaissanceRe Holdings Ltd.	3.600%	4/15/29	250	246
Selective Insurance Group Inc.	5.375%	3/1/49	250	257
Sompo International Holdings Ltd.	4.700%	10/15/22	350	362
Sompo International Holdings Ltd.	7.000%	7/15/34	150	185
Swiss Re Solutions Holding Corp.	7.000%	2/15/26	250	300
Torchmark Corp.	3.800%	9/15/22	200	204
Torchmark Corp.	4.550%	9/15/28	385	406
Transatlantic Holdings Inc.	8.000%	11/30/39	625	859
Travelers Cos. Inc.	3.900%	11/1/20	330	336
Travelers Cos. Inc.	6.750%	6/20/36	475	646
Travelers Cos. Inc.	6.250%	6/15/37	230	300
Travelers Cos. Inc.	5.350%	11/1/40	130	157
Travelers Cos. Inc.	4.600%	8/1/43	1,000	1,109
Travelers Cos. Inc.	4.300%	8/25/45	250	266
Travelers Cos. Inc.	4.000%	5/30/47	550	562
Travelers Cos. Inc.	4.050%	3/7/48	250	256
Travelers Cos. Inc.	4.100%	3/4/49	500	516
Trinity Acquisition plc	4.400%	3/15/26	450	467
UnitedHealth Group Inc.	2.700%	7/15/20	950	952
UnitedHealth Group Inc.	1.950%	10/15/20	650	643
UnitedHealth Group Inc.	4.700%	2/15/21	165	171
UnitedHealth Group Inc.	3.150%	6/15/21	300	304
UnitedHealth Group Inc.	3.375%	11/15/21	1,580	1,607
UnitedHealth Group Inc.	2.875%	12/15/21	625	628
UnitedHealth Group Inc.	2.875%	3/15/22	525	529
UnitedHealth Group Inc.	3.350%	7/15/22	1,325	1,355
UnitedHealth Group Inc.	2.375%	10/15/22	1,100	1,090
UnitedHealth Group Inc.	2.750%	2/15/23	400	400
UnitedHealth Group Inc.	2.875%	3/15/23	1,330	1,339
UnitedHealth Group Inc.	3.500%	6/15/23	500	515
UnitedHealth Group Inc.	3.750%	7/15/25	2,750	2,873
UnitedHealth Group Inc.	3.700%	12/15/25	200	207
UnitedHealth Group Inc.	3.100%	3/15/26	750	750
UnitedHealth Group Inc.	3.450%	1/15/27	600	611
UnitedHealth Group Inc.	3.375%	4/15/27	1,525	1,546
UnitedHealth Group Inc.	2.950%	10/15/27	400	393
UnitedHealth Group Inc.	3.850%	6/15/28	400	419
UnitedHealth Group Inc.	3.875%	12/15/28	500	523
UnitedHealth Group Inc.	4.625%	7/15/35	300	335
UnitedHealth Group Inc.	6.500%	6/15/37	200	264
UnitedHealth Group Inc.	6.625%	11/15/37	325	435
UnitedHealth Group Inc.	6.875%	2/15/38	1,405	1,938
UnitedHealth Group Inc.	5.950%	2/15/41	240	303
UnitedHealth Group Inc.	4.625%	11/15/41	1,180	1,290
UnitedHealth Group Inc.	4.375%	3/15/42	325	346
UnitedHealth Group Inc.	3.950%	10/15/42	800	804
UnitedHealth Group Inc.	4.250%	3/15/43	75	80
UnitedHealth Group Inc.	4.750%	7/15/45	1,315	1,479
UnitedHealth Group Inc.	4.200%	1/15/47	775	802
UnitedHealth Group Inc.	4.250%	4/15/47	950	996
UnitedHealth Group Inc.	3.750%	10/15/47	400	389
UnitedHealth Group Inc.	4.250%	6/15/48	1,200	1,268
UnitedHealth Group Inc.	4.450%	12/15/48	500	541

Unum Group	5.625%	9/15/20	50	52
Unum Group	3.000%	5/15/21	275	275
Unum Group	4.000%	3/15/24	200	203
Unum Group	5.750%	8/15/42	400	429
Voya Financial Inc.	3.125%	7/15/24	650	641
Voya Financial Inc.	3.650%	6/15/26	750	742
Voya Financial Inc.	5.700%	7/15/43	350	407
Voya Financial Inc.	4.800%	6/15/46	125	130
Willis North America Inc.	3.600%	5/15/24	600	603
Willis North America Inc.	4.500%	9/15/28	500	519
Willis North America Inc.	5.050%	9/15/48	200	208
Willis Towers Watson plc	5.750%	3/15/21	265	278
WR Berkley Corp.	5.375%	9/15/20	50	52
WR Berkley Corp.	4.625%	3/15/22	225	235
WR Berkley Corp.	4.750%	8/1/44	300	309
XLIT Ltd.	4.450%	3/31/25	200	207
XLIT Ltd.	5.250%	12/15/43	100	115
XLIT Ltd.	5.500%	3/31/45	450	498

Other Finance (0.0%)
ORIX Corp.	2.900%	7/18/22	300	299
ORIX Corp.	3.250%	12/4/24	275	274
ORIX Corp.	3.700%	7/18/27	850	856

Real Estate Investment Trusts (0.3%)
Alexandria Real Estate Equities Inc.	4.600%	4/1/22	300	313
Alexandria Real Estate Equities Inc.	3.900%	6/15/23	75	78
Alexandria Real Estate Equities Inc.	4.000%	1/15/24	725	750
Alexandria Real Estate Equities Inc.	3.450%	4/30/25	500	499
Alexandria Real Estate Equities Inc.	4.300%	1/15/26	300	311
Alexandria Real Estate Equities Inc.	3.800%	4/15/26	200	203
Alexandria Real Estate Equities Inc.	3.950%	1/15/27	250	253
Alexandria Real Estate Equities Inc.	3.950%	1/15/28	350	352
Alexandria Real Estate Equities Inc.	4.500%	7/30/29	200	210
Alexandria Real Estate Equities Inc.	4.700%	7/1/30	500	537
Alexandria Real Estate Equities Inc.	4.850%	4/15/49	200	209
American Campus Communities Operating
Partnership LP	3.350%	10/1/20	250	251
American Campus Communities Operating
Partnership LP	3.750%	4/15/23	225	228
American Campus Communities Operating
Partnership LP	4.125%	7/1/24	250	256
American Campus Communities Operating
Partnership LP	3.625%	11/15/27	300	293
American Homes 4 Rent LP	4.900%	2/15/29	325	336
AvalonBay Communities Inc.	2.850%	3/15/23	200	199
AvalonBay Communities Inc.	4.200%	12/15/23	865	910
AvalonBay Communities Inc.	3.500%	11/15/24	250	256
AvalonBay Communities Inc.	3.450%	6/1/25	425	434
AvalonBay Communities Inc.	2.950%	5/11/26	250	245
AvalonBay Communities Inc.	2.900%	10/15/26	50	49
AvalonBay Communities Inc.	3.350%	5/15/27	300	302
AvalonBay Communities Inc.	3.200%	1/15/28	350	347
AvalonBay Communities Inc.	4.350%	4/15/48	250	265
Boston Properties LP	5.625%	11/15/20	325	337
Boston Properties LP	4.125%	5/15/21	190	195
Boston Properties LP	3.850%	2/1/23	950	975

Boston Properties LP	3.125%	9/1/23	1,375	1,379
Boston Properties LP	3.800%	2/1/24	3,021	3,090
Boston Properties LP	3.200%	1/15/25	550	546
Boston Properties LP	2.750%	10/1/26	475	451
Brandywine Operating Partnership LP	3.950%	2/15/23	270	276
Brandywine Operating Partnership LP	3.950%	11/15/27	1,950	1,934
Brixmor Operating Partnership LP	3.875%	8/15/22	25	25
Brixmor Operating Partnership LP	3.650%	6/15/24	300	298
Brixmor Operating Partnership LP	3.850%	2/1/25	550	547
Brixmor Operating Partnership LP	4.125%	6/15/26	400	399
Brixmor Operating Partnership LP	3.900%	3/15/27	300	294
Camden Property Trust	4.100%	10/15/28	250	263
Columbia Property Trust Operating
Partnership LP	4.150%	4/1/25	100	100
Columbia Property Trust Operating
Partnership LP	3.650%	8/15/26	1,125	1,079
Corporate Office Properties LP	3.700%	6/15/21	200	200
Corporate Office Properties LP	3.600%	5/15/23	600	594
CubeSmart LP	4.375%	12/15/23	500	520
CubeSmart LP	4.000%	11/15/25	160	162
CubeSmart LP	3.125%	9/1/26	425	403
CubeSmart LP	4.375%	2/15/29	150	153
Digital Realty Trust LP	5.250%	3/15/21	1,190	1,233
Digital Realty Trust LP	3.950%	7/1/22	900	926
Digital Realty Trust LP	3.625%	10/1/22	1,730	1,754
Digital Realty Trust LP	3.700%	8/15/27	400	396
Digital Realty Trust LP	4.450%	7/15/28	1,000	1,046
Duke Realty LP	3.625%	4/15/23	275	280
Duke Realty LP	3.250%	6/30/26	75	74
Duke Realty LP	3.375%	12/15/27	250	246
Duke Realty LP	4.000%	9/15/28	500	516
EPR Properties	5.750%	8/15/22	375	399
EPR Properties	5.250%	7/15/23	400	423
EPR Properties	4.500%	4/1/25	300	305
EPR Properties	4.750%	12/15/26	500	516
EPR Properties	4.950%	4/15/28	675	702
ERP Operating LP	4.750%	7/15/20	215	219
ERP Operating LP	4.625%	12/15/21	69	72
ERP Operating LP	3.000%	4/15/23	625	628
ERP Operating LP	3.375%	6/1/25	350	355
ERP Operating LP	2.850%	11/1/26	1,300	1,264
ERP Operating LP	3.500%	3/1/28	500	507
ERP Operating LP	4.150%	12/1/28	300	320
ERP Operating LP	4.500%	7/1/44	550	593
ERP Operating LP	4.500%	6/1/45	350	378
Essex Portfolio LP	5.200%	3/15/21	175	181
Essex Portfolio LP	3.250%	5/1/23	50	50
Essex Portfolio LP	3.500%	4/1/25	200	201
Essex Portfolio LP	3.375%	4/15/26	300	296
Essex Portfolio LP	3.625%	5/1/27	350	349
Essex Portfolio LP	4.000%	3/1/29	280	287
Essex Portfolio LP	4.500%	3/15/48	1,000	1,021
Federal Realty Investment Trust	2.750%	6/1/23	325	320
Federal Realty Investment Trust	3.250%	7/15/27	225	222
Federal Realty Investment Trust	4.500%	12/1/44	425	449
HCP Inc.	3.150%	8/1/22	250	250
HCP Inc.	4.000%	12/1/22	460	471

HCP Inc.	4.250%	11/15/23	650	676
HCP Inc.	4.200%	3/1/24	1,700	1,764
HCP Inc.	3.400%	2/1/25	400	397
HCP Inc.	6.750%	2/1/41	175	223
Healthcare Realty Trust Inc.	3.625%	1/15/28	300	292
Healthcare Trust of America Holdings LP	3.375%	7/15/21	175	176
Healthcare Trust of America Holdings LP	2.950%	7/1/22	300	297
Healthcare Trust of America Holdings LP	3.700%	4/15/23	100	101
Healthcare Trust of America Holdings LP	3.500%	8/1/26	475	461
Healthcare Trust of America Holdings LP	3.750%	7/1/27	400	392
Highwoods Realty LP	3.200%	6/15/21	500	498
Highwoods Realty LP	4.125%	3/15/28	850	860
Highwoods Realty LP	4.200%	4/15/29	250	254
Hospitality Properties Trust	4.500%	6/15/23	524	537
Hospitality Properties Trust	4.650%	3/15/24	200	204
Hospitality Properties Trust	4.500%	3/15/25	125	122
Hospitality Properties Trust	5.250%	2/15/26	225	229
Hospitality Properties Trust	4.950%	2/15/27	325	324
Hospitality Properties Trust	3.950%	1/15/28	500	458
Hospitality Properties Trust	4.375%	2/15/30	625	576
Host Hotels & Resorts LP	6.000%	10/1/21	1,100	1,156
Host Hotels & Resorts LP	5.250%	3/15/22	500	523
Host Hotels & Resorts LP	3.750%	10/15/23	240	236
Host Hotels & Resorts LP	3.875%	4/1/24	300	301
Host Hotels & Resorts LP	4.000%	6/15/25	175	174
Hudson Pacific Properties Inc.	4.650%	4/1/29	200	204
Hudson Pacific Properties LP	3.950%	11/1/27	250	242
Kilroy Realty LP	3.800%	1/15/23	250	254
Kilroy Realty LP	3.450%	12/15/24	850	841
Kilroy Realty LP	4.750%	12/15/28	350	372
Kimco Realty Corp.	3.200%	5/1/21	500	502
Kimco Realty Corp.	3.125%	6/1/23	550	547
Kimco Realty Corp.	2.800%	10/1/26	1,294	1,217
Kimco Realty Corp.	3.800%	4/1/27	300	302
Kimco Realty Corp.	4.450%	9/1/47	250	247
Kite Realty Group LP	4.000%	10/1/26	725	679
Liberty Property LP	3.375%	6/15/23	575	579
Liberty Property LP	4.400%	2/15/24	1,120	1,177
Liberty Property LP	3.750%	4/1/25	975	984
Liberty Property LP	4.375%	2/1/29	50	52
Life Storage LP	3.875%	12/15/27	100	98
Life Storage LP	3.500%	7/1/26	475	457
Mid-America Apartments LP	4.300%	10/15/23	350	365
Mid-America Apartments LP	3.750%	6/15/24	325	328
Mid-America Apartments LP	3.600%	6/1/27	1,000	994
Mid-America Apartments LP	3.950%	3/15/29	455	463
National Retail Properties Inc.	3.800%	10/15/22	500	511
National Retail Properties Inc.	3.900%	6/15/24	275	282
National Retail Properties Inc.	4.000%	11/15/25	450	460
National Retail Properties Inc.	3.500%	10/15/27	550	541
National Retail Properties Inc.	4.300%	10/15/28	300	313
National Retail Properties Inc.	4.800%	10/15/48	250	266
Office Properties Income Trust	4.000%	7/15/22	275	274
Omega Healthcare Investors Inc.	4.375%	8/1/23	775	791
Omega Healthcare Investors Inc.	4.950%	4/1/24	275	283
Omega Healthcare Investors Inc.	4.500%	1/15/25	175	177
Omega Healthcare Investors Inc.	5.250%	1/15/26	525	549

Omega Healthcare Investors Inc.	4.500%	4/1/27	1,000	1,000
Omega Healthcare Investors Inc.	4.750%	1/15/28	300	305
Physicians Realty LP	4.300%	3/15/27	350	348
Physicians Realty LP	3.950%	1/15/28	300	289
Piedmont Operating Partnership LP	3.400%	6/1/23	300	295
Piedmont Operating Partnership LP	4.450%	3/15/24	275	281
Prologis LP	3.875%	9/15/28	300	316
Prologis LP	4.375%	9/15/48	300	327
Public Storage	2.370%	9/15/22	250	248
Public Storage	3.094%	9/15/27	300	293
Realty Income Corp.	3.250%	10/15/22	1,300	1,323
Realty Income Corp.	3.875%	7/15/24	250	258
Realty Income Corp.	3.875%	4/15/25	200	207
Realty Income Corp.	4.125%	10/15/26	775	813
Realty Income Corp.	3.000%	1/15/27	400	389
Realty Income Corp.	3.650%	1/15/28	790	803
Realty Income Corp.	4.650%	3/15/47	820	893
Regency Centers LP	3.600%	2/1/27	340	336
Regency Centers LP	4.125%	3/15/28	250	257
Regency Centers LP	4.400%	2/1/47	400	401
Regency Centers LP	4.650%	3/15/49	325	339
Sabra Health Care LP	5.125%	8/15/26	100	98
Select Income REIT	4.150%	2/1/22	225	225
Select Income REIT	4.250%	5/15/24	500	482
Select Income REIT	4.500%	2/1/25	250	240
Senior Housing Properties Trust	4.750%	2/15/28	200	186
Simon Property Group LP	4.375%	3/1/21	555	570
Simon Property Group LP	4.125%	12/1/21	525	543
Simon Property Group LP	2.350%	1/30/22	500	495
Simon Property Group LP	3.375%	3/15/22	250	254
Simon Property Group LP	2.625%	6/15/22	450	448
Simon Property Group LP	2.750%	2/1/23	400	401
Simon Property Group LP	2.750%	6/1/23	3,400	3,389
Simon Property Group LP	3.750%	2/1/24	500	520
Simon Property Group LP	3.500%	9/1/25	200	204
Simon Property Group LP	3.300%	1/15/26	195	196
Simon Property Group LP	3.250%	11/30/26	300	300
Simon Property Group LP	3.375%	6/15/27	820	826
Simon Property Group LP	3.375%	12/1/27	1,000	1,007
Simon Property Group LP	6.750%	2/1/40	300	404
Simon Property Group LP	4.750%	3/15/42	350	385
Simon Property Group LP	4.250%	11/30/46	425	444
SITE Centers Corp.	4.625%	7/15/22	212	216
SITE Centers Corp.	4.250%	2/1/26	250	252
SITE Centers Corp.	4.700%	6/1/27	1,000	1,031
SL Green Operating Partnership LP	3.250%	10/15/22	350	348
STORE Capital Corp.	4.500%	3/15/28	275	278
STORE Capital Corp.	4.625%	3/15/29	300	304
Tanger Properties LP	3.750%	12/1/24	200	197
Tanger Properties LP	3.125%	9/1/26	375	347
Tanger Properties LP	3.875%	7/15/27	250	241
UDR Inc.	3.700%	10/1/20	150	152
UDR Inc.	4.625%	1/10/22	2,575	2,675
UDR Inc.	2.950%	9/1/26	600	575
UDR Inc.	3.500%	7/1/27	150	148
UDR Inc.	3.500%	1/15/28	50	49
Ventas Realty LP	3.100%	1/15/23	1,243	1,243

Ventas Realty LP	3.125%	6/15/23	1,240	1,241
Ventas Realty LP	3.500%	4/15/24	325	328
Ventas Realty LP	3.750%	5/1/24	200	205
Ventas Realty LP	3.850%	4/1/27	275	276
Ventas Realty LP	5.700%	9/30/43	325	372
Ventas Realty LP	4.375%	2/1/45	250	241
Ventas Realty LP	4.875%	4/15/49	250	262
Ventas Realty LP / Ventas Capital Corp.	2.700%	4/1/20	25	25
Ventas Realty LP / Ventas Capital Corp.	4.250%	3/1/22	140	145
Ventas Realty LP / Ventas Capital Corp.	3.250%	8/15/22	500	503
VEREIT Operating Partnership LP	4.125%	6/1/21	325	329
VEREIT Operating Partnership LP	4.600%	2/6/24	375	385
VEREIT Operating Partnership LP	4.625%	11/1/25	400	412
VEREIT Operating Partnership LP	4.875%	6/1/26	350	364
VEREIT Operating Partnership LP	3.950%	8/15/27	1,375	1,352
Vornado Realty LP	5.000%	1/15/22	100	105
Vornado Realty LP	3.500%	1/15/25	425	422
Washington REIT	4.950%	10/1/20	125	127
Washington REIT	3.950%	10/15/22	100	103
Weingarten Realty Investors	3.375%	10/15/22	200	201
Weingarten Realty Investors	3.500%	4/15/23	275	276
Weingarten Realty Investors	4.450%	1/15/24	75	78
Welltower Inc.	4.950%	1/15/21	750	773
Welltower Inc.	5.250%	1/15/22	1,601	1,685
Welltower Inc.	3.750%	3/15/23	1,985	2,036
Welltower Inc.	4.500%	1/15/24	125	131
Welltower Inc.	4.000%	6/1/25	1,125	1,155
Welltower Inc.	4.250%	4/1/26	450	464
Welltower Inc.	4.250%	4/15/28	250	257
Welltower Inc.	4.125%	3/15/29	500	510
Welltower Inc.	6.500%	3/15/41	200	244
Welltower Inc.	4.950%	9/1/48	400	424
WP Carey Inc.	4.600%	4/1/24	300	312
WP Carey Inc.	4.000%	2/1/25	200	202
WP Carey Inc.	4.250%	10/1/26	300	304
				1,360,713
Industrial (6.4%)
Basic Industry (0.3%)
Air Products & Chemicals Inc.	3.000%	11/3/21	190	192
Air Products & Chemicals Inc.	2.750%	2/3/23	200	200
Air Products & Chemicals Inc.	3.350%	7/31/24	2,200	2,263
Airgas Inc.	3.650%	7/15/24	1,050	1,082
Albemarle Corp.	4.150%	12/1/24	300	310
Albemarle Corp.	5.450%	12/1/44	325	336
ArcelorMittal	5.125%	6/1/20	200	205
ArcelorMittal	6.250%	2/25/22	100	108
ArcelorMittal	6.125%	6/1/25	425	471
ArcelorMittal	4.550%	3/11/26	2,500	2,550
Barrick Gold Corp.	6.450%	10/15/35	375	443
Barrick Gold Corp.	5.250%	4/1/42	500	541
Barrick North America Finance LLC	5.700%	5/30/41	750	854
Barrick North America Finance LLC	5.750%	5/1/43	750	868
Barrick PD Australia Finance Pty Ltd.	5.950%	10/15/39	675	784
BHP Billiton Finance USA Ltd.	2.875%	2/24/22	802	811
BHP Billiton Finance USA Ltd.	3.850%	9/30/23	575	603
BHP Billiton Finance USA Ltd.	4.125%	2/24/42	1,200	1,252
BHP Billiton Finance USA Ltd.	5.000%	9/30/43	2,150	2,525

Braskem Finance Ltd.	6.450%	2/3/24	238	259
Cabot Corp.	3.700%	7/15/22	50	51
Celulosa Arauco y Constitucion SA	4.750%	1/11/22	1,000	1,029
Celulosa Arauco y Constitucion SA	3.875%	11/2/27	300	290
Celulosa Arauco y Constitucion SA	5.500%	11/2/47	850	847
Domtar Corp.	6.750%	2/15/44	400	413
Dow Chemical Co.	4.250%	11/15/20	1,630	1,661
Dow Chemical Co.	4.125%	11/15/21	2,035	2,091
Dow Chemical Co.	3.000%	11/15/22	1,000	1,002
Dow Chemical Co.	3.500%	10/1/24	600	606
7 Dow Chemical Co.	4.550%	11/30/25	250	263
7 Dow Chemical Co.	4.800%	11/30/28	250	269
Dow Chemical Co.	7.375%	11/1/29	100	126
Dow Chemical Co.	4.250%	10/1/34	350	343
Dow Chemical Co.	9.400%	5/15/39	960	1,463
Dow Chemical Co.	5.250%	11/15/41	375	397
Dow Chemical Co.	4.375%	11/15/42	1,300	1,245
Dow Chemical Co.	4.625%	10/1/44	500	487
7 Dow Chemical Co.	5.550%	11/30/48	700	783
DowDuPont Inc.	3.766%	11/15/20	1,100	1,119
DowDuPont Inc.	4.205%	11/15/23	2,050	2,145
DowDuPont Inc.	4.493%	11/15/25	1,500	1,597
DowDuPont Inc.	4.725%	11/15/28	1,825	1,966
DowDuPont Inc.	5.319%	11/15/38	1,350	1,501
DowDuPont Inc.	5.419%	11/15/48	1,750	1,982
Eastman Chemical Co.	3.600%	8/15/22	317	323
Eastman Chemical Co.	4.800%	9/1/42	400	394
Eastman Chemical Co.	4.650%	10/15/44	1,000	971
Ecolab Inc.	4.350%	12/8/21	378	394
Ecolab Inc.	2.375%	8/10/22	400	395
Ecolab Inc.	3.250%	1/14/23	393	397
Ecolab Inc.	2.700%	11/1/26	600	583
Ecolab Inc.	3.250%	12/1/27	400	402
Ecolab Inc.	5.500%	12/8/41	85	105
Ecolab Inc.	3.950%	12/1/47	693	704
EI du Pont de Nemours & Co.	2.200%	5/1/20	1,000	996
Fibria Overseas Finance Ltd.	5.250%	5/12/24	1,100	1,154
Fibria Overseas Finance Ltd.	4.000%	1/14/25	250	246
Fibria Overseas Finance Ltd.	5.500%	1/17/27	150	157
FMC Corp.	3.950%	2/1/22	150	153
FMC Corp.	4.100%	2/1/24	750	761
Georgia-Pacific LLC	8.875%	5/15/31	1,200	1,794
Goldcorp Inc.	3.625%	6/9/21	450	454
Goldcorp Inc.	3.700%	3/15/23	2,825	2,874
Goldcorp Inc.	5.450%	6/9/44	350	385
Huntsman International LLC	4.500%	5/1/29	250	249
International Flavors & Fragrances Inc.	3.400%	9/25/20	250	252
International Flavors & Fragrances Inc.	3.200%	5/1/23	100	100
International Flavors & Fragrances Inc.	4.450%	9/26/28	215	225
International Flavors & Fragrances Inc.	4.375%	6/1/47	550	521
International Flavors & Fragrances Inc.	5.000%	9/26/48	500	524
International Paper Co.	7.500%	8/15/21	617	678
International Paper Co.	4.750%	2/15/22	868	904
International Paper Co.	3.650%	6/15/24	400	411
International Paper Co.	3.800%	1/15/26	350	359
International Paper Co.	3.000%	2/15/27	1,500	1,442
International Paper Co.	5.000%	9/15/35	150	156

International Paper Co.	7.300%	11/15/39	805	1,016
International Paper Co.	6.000%	11/15/41	300	337
International Paper Co.	4.800%	6/15/44	500	491
International Paper Co.	5.150%	5/15/46	625	652
International Paper Co.	4.400%	8/15/47	1,000	937
International Paper Co.	4.350%	8/15/48	475	442
Kinross Gold Corp.	5.125%	9/1/21	200	206
Kinross Gold Corp.	5.950%	3/15/24	400	428
Kinross Gold Corp.	4.500%	7/15/27	100	96
LYB International Finance BV	4.000%	7/15/23	500	512
LYB International Finance BV	5.250%	7/15/43	500	511
LYB International Finance BV	4.875%	3/15/44	650	639
LYB International Finance II BV	3.500%	3/2/27	400	384
LyondellBasell Industries NV	6.000%	11/15/21	775	827
LyondellBasell Industries NV	4.625%	2/26/55	950	852
Meadwestvaco Corp.	7.950%	2/15/31	975	1,272
Methanex Corp.	5.650%	12/1/44	200	187
Mosaic Co.	3.750%	11/15/21	865	878
Mosaic Co.	3.250%	11/15/22	650	652
Mosaic Co.	4.250%	11/15/23	3,600	3,719
Mosaic Co.	4.050%	11/15/27	550	547
Mosaic Co.	5.450%	11/15/33	100	108
Mosaic Co.	4.875%	11/15/41	130	123
Mosaic Co.	5.625%	11/15/43	325	344
Newmont Mining Corp.	5.875%	4/1/35	325	372
Newmont Mining Corp.	6.250%	10/1/39	500	603
Newmont Mining Corp.	4.875%	3/15/42	950	992
Nucor Corp.	4.125%	9/15/22	200	208
Nucor Corp.	4.000%	8/1/23	325	339
Nucor Corp.	6.400%	12/1/37	1,300	1,624
Nucor Corp.	5.200%	8/1/43	400	453
Nucor Corp.	4.400%	5/1/48	500	512
Nutrien Ltd.	3.150%	10/1/22	410	410
Nutrien Ltd.	3.500%	6/1/23	275	278
Nutrien Ltd.	3.375%	3/15/25	550	544
Nutrien Ltd.	3.000%	4/1/25	250	242
Nutrien Ltd.	4.000%	12/15/26	300	304
Nutrien Ltd.	4.200%	4/1/29	275	283
Nutrien Ltd.	4.125%	3/15/35	1,250	1,183
Nutrien Ltd.	5.875%	12/1/36	300	336
Nutrien Ltd.	5.625%	12/1/40	385	420
Nutrien Ltd.	4.900%	6/1/43	125	127
Nutrien Ltd.	5.250%	1/15/45	750	797
Nutrien Ltd.	5.000%	4/1/49	450	467
Packaging Corp. of America	2.450%	12/15/20	400	397
Packaging Corp. of America	3.900%	6/15/22	275	283
Packaging Corp. of America	4.500%	11/1/23	1,665	1,759
Packaging Corp. of America	3.650%	9/15/24	500	493
Packaging Corp. of America	3.400%	12/15/27	400	389
PPG Industries Inc.	3.600%	11/15/20	27	27
Praxair Inc.	4.050%	3/15/21	825	848
Praxair Inc.	3.000%	9/1/21	325	328
Praxair Inc.	2.450%	2/15/22	3,275	3,268
Praxair Inc.	2.650%	2/5/25	500	497
Praxair Inc.	3.550%	11/7/42	300	292
Rayonier Inc.	3.750%	4/1/22	125	126
Reliance Steel & Aluminum Co.	4.500%	4/15/23	360	373

Rio Tinto Alcan Inc.	6.125%	12/15/33	325	412
Rio Tinto Alcan Inc.	5.750%	6/1/35	450	538
Rio Tinto Finance USA Ltd.	3.750%	6/15/25	1,700	1,782
Rio Tinto Finance USA Ltd.	7.125%	7/15/28	225	292
Rio Tinto Finance USA Ltd.	5.200%	11/2/40	565	674
Rio Tinto Finance USA plc	4.750%	3/22/42	625	708
Rio Tinto Finance USA plc	4.125%	8/21/42	975	1,023
Rohm & Haas Co.	7.850%	7/15/29	300	385
RPM International Inc.	3.450%	11/15/22	250	250
RPM International Inc.	3.750%	3/15/27	150	144
RPM International Inc.	4.550%	3/1/29	275	279
RPM International Inc.	5.250%	6/1/45	50	50
RPM International Inc.	4.250%	1/15/48	1,200	1,040
SASOL Financing USA LLC	5.875%	3/27/24	300	318
SASOL Financing USA LLC	6.500%	9/27/28	625	682
Sherwin-Williams Co.	2.250%	5/15/20	300	298
Sherwin-Williams Co.	4.200%	1/15/22	25	26
Sherwin-Williams Co.	2.750%	6/1/22	950	943
Sherwin-Williams Co.	3.125%	6/1/24	400	398
Sherwin-Williams Co.	3.450%	8/1/25	900	907
Sherwin-Williams Co.	3.950%	1/15/26	600	606
Sherwin-Williams Co.	3.450%	6/1/27	300	295
Sherwin-Williams Co.	4.550%	8/1/45	270	263
Sherwin-Williams Co.	4.500%	6/1/47	1,050	1,035
Southern Copper Corp.	5.375%	4/16/20	200	205
Southern Copper Corp.	3.500%	11/8/22	600	604
Southern Copper Corp.	3.875%	4/23/25	650	657
Southern Copper Corp.	7.500%	7/27/35	425	537
Southern Copper Corp.	6.750%	4/16/40	250	300
Southern Copper Corp.	5.875%	4/23/45	2,705	3,026
7 Suzano Austria GmbH	6.000%	1/15/29	1,050	1,117
Teck Resources Ltd.	6.125%	10/1/35	475	506
Teck Resources Ltd.	6.000%	8/15/40	150	155
Teck Resources Ltd.	6.250%	7/15/41	1,125	1,201
Vale Canada Ltd.	7.200%	9/15/32	100	108
Vale Overseas Ltd.	4.375%	1/11/22	1,202	1,220
Vale Overseas Ltd.	6.250%	8/10/26	700	762
Vale Overseas Ltd.	8.250%	1/17/34	375	473
Vale Overseas Ltd.	6.875%	11/21/36	1,837	2,101
Vale Overseas Ltd.	6.875%	11/10/39	1,410	1,614
Vale SA	5.625%	9/11/42	923	917
Westlake Chemical Corp.	3.600%	8/15/26	2,200	2,130
Westlake Chemical Corp.	5.000%	8/15/46	600	583
Westrock MWV LLC	8.200%	1/15/30	500	665
WestRock RKT Co.	4.900%	3/1/22	250	261
Weyerhaeuser Co.	4.700%	3/15/21	275	283
Weyerhaeuser Co.	8.500%	1/15/25	150	186
Weyerhaeuser Co.	4.000%	11/15/29	750	771
Weyerhaeuser Co.	7.375%	3/15/32	625	819
Weyerhaeuser Co.	6.875%	12/15/33	125	154
WRKCo Inc.	3.000%	9/15/24	525	510
WRKCo Inc.	4.650%	3/15/26	600	636
WRKCo Inc.	3.375%	9/15/27	425	408
WRKCo Inc.	4.900%	3/15/29	625	677
Yamana Gold Inc.	4.950%	7/15/24	640	658
Yamana Gold Inc.	4.625%	12/15/27	150	147

Capital Goods (0.6%)
3M Co.	2.000%	8/7/20	325	323
3M Co.	1.625%	9/19/21	450	441
3M Co.	2.750%	3/1/22	375	378
3M Co.	2.250%	3/15/23	1,325	1,308
3M Co.	3.250%	2/14/24	400	412
3M Co.	3.000%	8/7/25	350	356
3M Co.	2.250%	9/19/26	800	768
3M Co.	2.875%	10/15/27	525	522
3M Co.	3.375%	3/1/29	650	668
3M Co.	3.125%	9/19/46	500	451
3M Co.	3.625%	10/15/47	450	443
3M Co.	4.000%	9/14/48	925	970
ABB Finance USA Inc.	2.800%	4/3/20	200	200
ABB Finance USA Inc.	2.875%	5/8/22	375	378
ABB Finance USA Inc.	3.375%	4/3/23	250	255
ABB Finance USA Inc.	3.800%	4/3/28	300	315
ABB Finance USA Inc.	4.375%	5/8/42	150	162
Allegion US Holding Co. Inc.	3.200%	10/1/24	100	96
Allegion US Holding Co. Inc.	3.550%	10/1/27	325	306
Bemis Co. Inc.	3.100%	9/15/26	300	281
Boeing Co.	1.650%	10/30/20	350	344
Boeing Co.	2.125%	3/1/22	800	786
Boeing Co.	2.800%	3/1/23	250	250
Boeing Co.	1.875%	6/15/23	100	96
Boeing Co.	2.800%	3/1/24	450	449
Boeing Co.	2.850%	10/30/24	200	199
Boeing Co.	2.600%	10/30/25	300	292
Boeing Co.	2.250%	6/15/26	250	236
Boeing Co.	2.800%	3/1/27	200	194
Boeing Co.	3.250%	3/1/28	275	276
Boeing Co.	3.450%	11/1/28	200	204
Boeing Co.	3.200%	3/1/29	350	350
Boeing Co.	6.625%	2/15/38	100	133
Boeing Co.	3.500%	3/1/39	225	215
Boeing Co.	6.875%	3/15/39	1,035	1,420
Boeing Co.	5.875%	2/15/40	545	680
Boeing Co.	3.375%	6/15/46	450	411
Boeing Co.	3.650%	3/1/47	300	287
Boeing Co.	3.625%	3/1/48	350	333
Boeing Co.	3.850%	11/1/48	200	199
Boeing Co.	3.825%	3/1/59	250	241
Carlisle Cos. Inc.	3.750%	11/15/22	175	177
Carlisle Cos. Inc.	3.500%	12/1/24	150	149
Carlisle Cos. Inc.	3.750%	12/1/27	1,150	1,115
Caterpillar Financial Services Corp.	1.850%	9/4/20	1,300	1,287
Caterpillar Financial Services Corp.	2.500%	11/13/20	500	498
Caterpillar Financial Services Corp.	2.900%	3/15/21	800	805
Caterpillar Financial Services Corp.	1.700%	8/9/21	800	786
Caterpillar Financial Services Corp.	2.750%	8/20/21	200	200
Caterpillar Financial Services Corp.	3.150%	9/7/21	900	910
Caterpillar Financial Services Corp.	1.931%	10/1/21	875	855
Caterpillar Financial Services Corp.	2.950%	2/26/22	825	833
Caterpillar Financial Services Corp.	2.400%	6/6/22	200	198
Caterpillar Financial Services Corp.	2.550%	11/29/22	1,000	996
Caterpillar Financial Services Corp.	3.450%	5/15/23	1,400	1,437
Caterpillar Financial Services Corp.	3.650%	12/7/23	400	416

Caterpillar Financial Services Corp.	3.300%	6/9/24	730	747
Caterpillar Financial Services Corp.	3.250%	12/1/24	700	715
Caterpillar Financial Services Corp.	2.400%	8/9/26	200	190
Caterpillar Inc.	3.900%	5/27/21	720	740
Caterpillar Inc.	2.600%	6/26/22	125	125
Caterpillar Inc.	3.400%	5/15/24	750	777
Caterpillar Inc.	6.050%	8/15/36	720	914
Caterpillar Inc.	5.200%	5/27/41	475	559
Caterpillar Inc.	3.803%	8/15/42	1,454	1,476
Caterpillar Inc.	4.300%	5/15/44	375	403
CNH Industrial Capital LLC	4.375%	11/6/20	200	201
CNH Industrial Capital LLC	4.375%	4/5/22	150	154
CNH Industrial Capital LLC	4.200%	1/15/24	3,525	3,606
CNH Industrial NV	3.850%	11/15/27	800	749
Crane Co.	4.450%	12/15/23	400	419
Crane Co.	4.200%	3/15/48	500	473
CRH America Inc.	5.750%	1/15/21	985	1,027
Deere & Co.	2.600%	6/8/22	700	701
Deere & Co.	5.375%	10/16/29	455	540
Deere & Co.	7.125%	3/3/31	400	536
Deere & Co.	3.900%	6/9/42	1,000	1,043
Dover Corp.	4.300%	3/1/21	145	148
Dover Corp.	6.600%	3/15/38	350	442
Dover Corp.	5.375%	3/1/41	480	536
Eaton Corp.	2.750%	11/2/22	1,075	1,071
Eaton Corp.	3.103%	9/15/27	500	491
Eaton Corp.	4.000%	11/2/32	665	690
Eaton Corp.	4.150%	11/2/42	75	75
Eaton Corp.	3.915%	9/15/47	300	287
Embraer Netherlands Finance BV	5.050%	6/15/25	650	687
Embraer Netherlands Finance BV	5.400%	2/1/27	500	538
7 Embraer Overseas Ltd.	5.696%	9/16/23	350	374
Embraer SA	5.150%	6/15/22	900	934
Emerson Electric Co.	4.250%	11/15/20	25	26
Emerson Electric Co.	2.625%	12/1/21	450	451
Emerson Electric Co.	2.625%	2/15/23	300	298
Emerson Electric Co.	3.150%	6/1/25	450	454
Emerson Electric Co.	5.250%	11/15/39	135	160
FLIR Systems Inc.	3.125%	6/15/21	200	200
Flowserve Corp.	3.500%	9/15/22	225	226
Flowserve Corp.	4.000%	11/15/23	375	379
Fortive Corp.	2.350%	6/15/21	700	691
Fortive Corp.	3.150%	6/15/26	585	569
Fortive Corp.	4.300%	6/15/46	475	462
Fortune Brands Home & Security Inc.	3.000%	6/15/20	275	275
Fortune Brands Home & Security Inc.	4.000%	9/21/23	600	615
Fortune Brands Home & Security Inc.	4.000%	6/15/25	250	255
General Dynamics Corp.	2.875%	5/11/20	500	502
General Dynamics Corp.	3.000%	5/11/21	1,400	1,410
General Dynamics Corp.	3.875%	7/15/21	250	256
General Dynamics Corp.	2.250%	11/15/22	900	889
General Dynamics Corp.	3.375%	5/15/23	300	308
General Dynamics Corp.	1.875%	8/15/23	500	481
General Dynamics Corp.	2.375%	11/15/24	500	488
General Dynamics Corp.	3.500%	5/15/25	1,500	1,550
General Dynamics Corp.	2.125%	8/15/26	250	236
General Dynamics Corp.	2.625%	11/15/27	500	484

General Dynamics Corp.	3.750%	5/15/28	780	821
General Dynamics Corp.	3.600%	11/15/42	625	618
General Electric Co.	5.550%	5/4/20	670	688
General Electric Co.	4.375%	9/16/20	796	811
General Electric Co.	4.625%	1/7/21	455	467
General Electric Co.	5.300%	2/11/21	1,099	1,138
General Electric Co.	4.650%	10/17/21	1,304	1,352
General Electric Co.	3.150%	9/7/22	318	318
General Electric Co.	2.700%	10/9/22	1,100	1,078
General Electric Co.	3.100%	1/9/23	4,149	4,121
General Electric Co.	3.375%	3/11/24	500	497
General Electric Co.	6.750%	3/15/32	2,185	2,523
General Electric Co.	6.150%	8/7/37	673	736
General Electric Co.	5.875%	1/14/38	2,337	2,499
General Electric Co.	6.875%	1/10/39	1,655	1,954
General Electric Co.	4.125%	10/9/42	1,650	1,429
General Electric Co.	4.500%	3/11/44	1,825	1,660
Harris Corp.	2.700%	4/27/20	250	249
Harris Corp.	3.832%	4/27/25	550	562
Harris Corp.	4.854%	4/27/35	100	106
Harris Corp.	6.150%	12/15/40	425	521
Harris Corp.	5.054%	4/27/45	375	415
Honeywell International Inc.	4.250%	3/1/21	805	829
Honeywell International Inc.	1.850%	11/1/21	735	722
Honeywell International Inc.	3.350%	12/1/23	1,175	1,197
Honeywell International Inc.	2.500%	11/1/26	50	49
Honeywell International Inc.	5.700%	3/15/36	300	371
Honeywell International Inc.	5.700%	3/15/37	305	380
Honeywell International Inc.	5.375%	3/1/41	1,355	1,657
Hubbell Inc.	3.350%	3/1/26	300	290
Hubbell Inc.	3.150%	8/15/27	275	260
Hubbell Inc.	3.500%	2/15/28	400	389
Huntington Ingalls Industries Inc.	3.483%	12/1/27	1,500	1,466
Illinois Tool Works Inc.	3.375%	9/15/21	90	91
Illinois Tool Works Inc.	3.500%	3/1/24	1,145	1,184
Illinois Tool Works Inc.	2.650%	11/15/26	1,400	1,374
Illinois Tool Works Inc.	4.875%	9/15/41	305	355
Illinois Tool Works Inc.	3.900%	9/1/42	1,825	1,901
Ingersoll-Rand Global Holding Co. Ltd.	4.250%	6/15/23	900	943
Ingersoll-Rand Global Holding Co. Ltd.	5.750%	6/15/43	325	389
Ingersoll-Rand Luxembourg Finance SA	3.550%	11/1/24	1,350	1,381
Ingersoll-Rand Luxembourg Finance SA	3.500%	3/21/26	325	328
Ingersoll-Rand Luxembourg Finance SA	3.800%	3/21/29	975	987
Ingersoll-Rand Luxembourg Finance SA	4.650%	11/1/44	150	155
Ingersoll-Rand Luxembourg Finance SA	4.500%	3/21/49	400	411
John Deere Capital Corp.	1.950%	6/22/20	400	397
John Deere Capital Corp.	2.450%	9/11/20	275	274
John Deere Capital Corp.	2.875%	3/12/21	550	553
John Deere Capital Corp.	3.900%	7/12/21	125	128
John Deere Capital Corp.	3.125%	9/10/21	500	506
John Deere Capital Corp.	3.150%	10/15/21	305	309
John Deere Capital Corp.	2.650%	1/6/22	450	451
John Deere Capital Corp.	2.750%	3/15/22	75	75
John Deere Capital Corp.	2.950%	4/1/22	1,300	1,312
John Deere Capital Corp.	2.150%	9/8/22	550	541
John Deere Capital Corp.	2.700%	1/6/23	425	425
John Deere Capital Corp.	2.800%	1/27/23	275	276

John Deere Capital Corp.	2.800%	3/6/23	1,500	1,507
John Deere Capital Corp.	3.450%	6/7/23	200	205
John Deere Capital Corp.	3.650%	10/12/23	200	208
John Deere Capital Corp.	3.350%	6/12/24	700	717
John Deere Capital Corp.	3.450%	3/13/25	1,225	1,260
John Deere Capital Corp.	3.400%	9/11/25	325	334
John Deere Capital Corp.	2.650%	6/10/26	300	292
John Deere Capital Corp.	2.800%	9/8/27	250	246
John Deere Capital Corp.	3.050%	1/6/28	600	597
John Deere Capital Corp.	3.450%	3/7/29	400	410
Johnson Controls International plc	4.250%	3/1/21	145	148
Johnson Controls International plc	3.750%	12/1/21	25	25
Johnson Controls International plc	3.625%	7/2/24	2,840	2,873
Johnson Controls International plc	3.900%	2/14/26	600	612
Johnson Controls International plc	6.000%	1/15/36	275	316
Johnson Controls International plc	4.625%	7/2/44	800	778
Johnson Controls International plc	5.125%	9/14/45	850	889
Johnson Controls International plc	4.500%	2/15/47	700	671
Johnson Controls International plc	4.950%	7/2/64	400	368
Kennametal Inc.	3.875%	2/15/22	125	126
Kennametal Inc.	4.625%	6/15/28	1,000	999
L3 Technologies Inc.	4.950%	2/15/21	575	592
L3 Technologies Inc.	3.850%	6/15/23	775	796
L3 Technologies Inc.	3.950%	5/28/24	270	276
L3 Technologies Inc.	3.850%	12/15/26	200	203
L3 Technologies Inc.	4.400%	6/15/28	750	788
Lafarge SA	7.125%	7/15/36	300	352
Leggett & Platt Inc.	3.800%	11/15/24	550	552
Leggett & Platt Inc.	3.500%	11/15/27	700	668
Leggett & Platt Inc.	4.400%	3/15/29	400	404
Legrand France SA	8.500%	2/15/25	250	311
Lennox International Inc.	3.000%	11/15/23	100	98
Lockheed Martin Corp.	2.500%	11/23/20	655	652
Lockheed Martin Corp.	3.350%	9/15/21	875	888
Lockheed Martin Corp.	3.100%	1/15/23	270	273
Lockheed Martin Corp.	2.900%	3/1/25	375	372
Lockheed Martin Corp.	3.550%	1/15/26	1,200	1,240
Lockheed Martin Corp.	3.600%	3/1/35	550	541
Lockheed Martin Corp.	4.500%	5/15/36	450	489
Lockheed Martin Corp.	6.150%	9/1/36	1,715	2,157
Lockheed Martin Corp.	5.720%	6/1/40	316	389
Lockheed Martin Corp.	3.800%	3/1/45	100	98
Lockheed Martin Corp.	4.700%	5/15/46	1,700	1,908
Lockheed Martin Corp.	4.090%	9/15/52	447	452
Martin Marietta Materials Inc.	3.450%	6/1/27	500	473
Martin Marietta Materials Inc.	3.500%	12/15/27	425	410
Martin Marietta Materials Inc.	4.250%	12/15/47	600	527
Masco Corp.	3.500%	4/1/21	300	302
Masco Corp.	5.950%	3/15/22	228	245
Masco Corp.	4.450%	4/1/25	550	567
Masco Corp.	4.375%	4/1/26	400	407
Masco Corp.	3.500%	11/15/27	100	95
Masco Corp.	7.750%	8/1/29	94	112
Masco Corp.	4.500%	5/15/47	375	341
Mohawk Industries Inc.	3.850%	2/1/23	550	565
Northrop Grumman Corp.	2.080%	10/15/20	800	793
Northrop Grumman Corp.	3.500%	3/15/21	125	127

Northrop Grumman Corp.	2.550%	10/15/22	1,500	1,484
Northrop Grumman Corp.	3.250%	8/1/23	500	505
Northrop Grumman Corp.	2.930%	1/15/25	1,300	1,281
Northrop Grumman Corp.	3.250%	1/15/28	1,650	1,620
Northrop Grumman Corp.	5.050%	11/15/40	475	528
Northrop Grumman Corp.	4.750%	6/1/43	850	919
Northrop Grumman Corp.	4.030%	10/15/47	260	257
Nvent Finance Sarl	3.950%	4/15/23	220	219
Nvent Finance Sarl	4.550%	4/15/28	300	306
Oshkosh Corp.	4.600%	5/15/28	400	404
Owens Corning	4.200%	12/15/22	1,000	1,027
Owens Corning	4.200%	12/1/24	250	252
Owens Corning	3.400%	8/15/26	500	470
Owens Corning	7.000%	12/1/36	35	40
Owens Corning	4.300%	7/15/47	500	405
Owens Corning	4.400%	1/30/48	325	268
Parker-Hannifin Corp.	3.500%	9/15/22	975	992
Parker-Hannifin Corp.	3.250%	3/1/27	1,600	1,591
Parker-Hannifin Corp.	6.250%	5/15/38	575	731
Parker-Hannifin Corp.	4.100%	3/1/47	500	511
Precision Castparts Corp.	2.250%	6/15/20	300	298
Precision Castparts Corp.	2.500%	1/15/23	1,075	1,073
Precision Castparts Corp.	3.250%	6/15/25	700	717
Precision Castparts Corp.	3.900%	1/15/43	375	380
Precision Castparts Corp.	4.375%	6/15/45	325	353
Raytheon Co.	3.125%	10/15/20	425	429
Raytheon Co.	2.500%	12/15/22	845	841
Raytheon Co.	3.150%	12/15/24	500	510
Raytheon Co.	7.200%	8/15/27	75	97
Raytheon Co.	4.875%	10/15/40	225	263
Raytheon Co.	4.700%	12/15/41	925	1,064
Republic Services Inc.	5.250%	11/15/21	1,625	1,725
Republic Services Inc.	3.550%	6/1/22	1,300	1,326
Republic Services Inc.	3.200%	3/15/25	500	502
Republic Services Inc.	6.200%	3/1/40	475	602
Republic Services Inc.	5.700%	5/15/41	500	602
Rockwell Automation Inc.	3.500%	3/1/29	400	412
Rockwell Automation Inc.	4.200%	3/1/49	475	505
Rockwell Collins Inc.	3.100%	11/15/21	675	676
Rockwell Collins Inc.	2.800%	3/15/22	750	748
Rockwell Collins Inc.	3.200%	3/15/24	400	398
Rockwell Collins Inc.	3.500%	3/15/27	1,000	984
Rockwell Collins Inc.	4.800%	12/15/43	235	245
Rockwell Collins Inc.	4.350%	4/15/47	775	766
Roper Technologies Inc.	2.800%	12/15/21	400	395
Roper Technologies Inc.	3.800%	12/15/26	500	503
Snap-on Inc.	6.125%	9/1/21	300	323
Snap-on Inc.	3.250%	3/1/27	225	226
Snap-on Inc.	4.100%	3/1/48	275	287
Sonoco Products Co.	5.750%	11/1/40	665	745
Spirit AeroSystems Inc.	3.950%	6/15/23	2,200	2,234
Spirit AeroSystems Inc.	3.850%	6/15/26	335	323
Spirit AeroSystems Inc.	4.600%	6/15/28	500	502
Stanley Black & Decker Inc.	3.400%	12/1/21	450	457
Stanley Black & Decker Inc.	2.900%	11/1/22	500	502
Stanley Black & Decker Inc.	3.400%	3/1/26	225	228
Stanley Black & Decker Inc.	5.200%	9/1/40	300	340

Stanley Black & Decker Inc.	4.850%	11/15/48	200	224
Textron Inc.	4.300%	3/1/24	625	646
Textron Inc.	3.875%	3/1/25	200	201
Textron Inc.	4.000%	3/15/26	300	303
Textron Inc.	3.650%	3/15/27	1,775	1,741
Textron Inc.	3.375%	3/1/28	325	311
Timken Co.	3.875%	9/1/24	200	199
Timken Co.	4.500%	12/15/28	400	402
United Technologies Corp.	4.500%	4/15/20	445	452
United Technologies Corp.	1.900%	5/4/20	1,500	1,487
United Technologies Corp.	3.350%	8/16/21	1,000	1,013
United Technologies Corp.	1.950%	11/1/21	900	882
United Technologies Corp.	3.100%	6/1/22	1,800	1,812
United Technologies Corp.	3.650%	8/16/23	1,700	1,743
United Technologies Corp.	2.800%	5/4/24	500	494
United Technologies Corp.	3.950%	8/16/25	1,000	1,038
United Technologies Corp.	2.650%	11/1/26	1,075	1,025
United Technologies Corp.	6.700%	8/1/28	150	183
United Technologies Corp.	4.125%	11/16/28	2,000	2,078
United Technologies Corp.	7.500%	9/15/29	100	131
United Technologies Corp.	5.400%	5/1/35	500	562
United Technologies Corp.	6.050%	6/1/36	285	339
United Technologies Corp.	6.125%	7/15/38	1,000	1,215
United Technologies Corp.	4.450%	11/16/38	1,000	1,035
United Technologies Corp.	5.700%	4/15/40	625	730
United Technologies Corp.	4.500%	6/1/42	3,225	3,324
United Technologies Corp.	4.150%	5/15/45	50	49
United Technologies Corp.	3.750%	11/1/46	250	230
United Technologies Corp.	4.050%	5/4/47	800	771
United Technologies Corp.	4.625%	11/16/48	1,700	1,804
Valmont Industries Inc.	5.000%	10/1/44	585	552
Valmont Industries Inc.	5.250%	10/1/54	300	280
Vulcan Materials Co.	4.500%	4/1/25	250	257
Vulcan Materials Co.	4.500%	6/15/47	950	852
Wabtec Corp.	4.400%	3/15/24	1,600	1,618
Wabtec Corp.	3.450%	11/15/26	625	580
Waste Management Inc.	4.600%	3/1/21	275	283
Waste Management Inc.	2.900%	9/15/22	191	192
Waste Management Inc.	2.400%	5/15/23	1,100	1,082
Waste Management Inc.	3.500%	5/15/24	700	716
Waste Management Inc.	3.125%	3/1/25	250	251
Waste Management Inc.	3.150%	11/15/27	1,600	1,589
Waste Management Inc.	3.900%	3/1/35	250	251
Waste Management Inc.	4.100%	3/1/45	500	514
WW Grainger Inc.	4.600%	6/15/45	900	949
WW Grainger Inc.	3.750%	5/15/46	325	303
WW Grainger Inc.	4.200%	5/15/47	350	351
Xylem Inc.	3.250%	11/1/26	300	293
Xylem Inc.	4.375%	11/1/46	475	485

Communication (1.0%)
Activision Blizzard Inc.	2.300%	9/15/21	500	493
Activision Blizzard Inc.	2.600%	6/15/22	350	347
Activision Blizzard Inc.	3.400%	9/15/26	1,047	1,035
Activision Blizzard Inc.	4.500%	6/15/47	325	305
America Movil SAB de CV	3.125%	7/16/22	1,060	1,065
America Movil SAB de CV	6.375%	3/1/35	800	998

America Movil SAB de CV	6.125%	11/15/37	300	363
America Movil SAB de CV	6.125%	3/30/40	1,900	2,372
America Movil SAB de CV	4.375%	7/16/42	950	989
American Tower Corp.	2.800%	6/1/20	600	599
American Tower Corp.	5.050%	9/1/20	155	160
American Tower Corp.	3.300%	2/15/21	600	602
American Tower Corp.	5.900%	11/1/21	3,099	3,324
American Tower Corp.	2.250%	1/15/22	350	341
American Tower Corp.	3.500%	1/31/23	1,075	1,086
American Tower Corp.	5.000%	2/15/24	2,900	3,118
American Tower Corp.	4.000%	6/1/25	450	463
American Tower Corp.	3.375%	10/15/26	969	946
American Tower Corp.	3.125%	1/15/27	575	551
American Tower Corp.	3.950%	3/15/29	1,050	1,055
AT&T Corp.	8.750%	11/15/31	1,031	1,378
AT&T Inc.	2.450%	6/30/20	1,950	1,942
AT&T Inc.	4.600%	2/15/21	900	925
AT&T Inc.	3.200%	3/1/22	1,175	1,186
AT&T Inc.	3.000%	6/30/22	1,750	1,755
AT&T Inc.	3.600%	2/17/23	1,735	1,769
AT&T Inc.	3.800%	3/1/24	525	538
AT&T Inc.	4.450%	4/1/24	575	603
AT&T Inc.	3.950%	1/15/25	2,225	2,272
AT&T Inc.	3.400%	5/15/25	3,975	3,927
AT&T Inc.	4.125%	2/17/26	3,044	3,112
AT&T Inc.	4.250%	3/1/27	1,475	1,513
AT&T Inc.	4.100%	2/15/28	1,574	1,588
AT&T Inc.	4.350%	3/1/29	3,300	3,363
AT&T Inc.	4.300%	2/15/30	2,949	2,987
AT&T Inc.	4.500%	5/15/35	1,330	1,303
AT&T Inc.	5.250%	3/1/37	3,925	4,121
AT&T Inc.	4.900%	8/15/37	1,425	1,440
AT&T Inc.	4.850%	3/1/39	1,500	1,509
AT&T Inc.	6.350%	3/15/40	525	610
AT&T Inc.	5.350%	9/1/40	2,205	2,315
AT&T Inc.	6.375%	3/1/41	862	1,012
AT&T Inc.	5.550%	8/15/41	410	438
AT&T Inc.	5.150%	3/15/42	1,000	1,023
AT&T Inc.	4.300%	12/15/42	1,523	1,404
AT&T Inc.	4.800%	6/15/44	2,050	2,003
AT&T Inc.	4.350%	6/15/45	1,575	1,452
AT&T Inc.	4.750%	5/15/46	2,850	2,795
AT&T Inc.	5.150%	11/15/46	6,000	6,170
AT&T Inc.	4.550%	3/9/49	2,362	2,229
AT&T Inc.	5.150%	2/15/50	2,893	2,961
AT&T Inc.	5.300%	8/15/58	1,301	1,332
Bell Canada Inc.	4.464%	4/1/48	625	644
British Telecommunications plc	4.500%	12/4/23	500	522
British Telecommunications plc	5.125%	12/4/28	500	534
British Telecommunications plc	9.625%	12/15/30	2,000	2,865
CBS Corp.	4.300%	2/15/21	550	560
CBS Corp.	3.375%	3/1/22	725	731
CBS Corp.	2.500%	2/15/23	750	730
CBS Corp.	2.900%	6/1/23	325	320
CBS Corp.	3.700%	8/15/24	575	582
CBS Corp.	3.500%	1/15/25	500	499
CBS Corp.	4.000%	1/15/26	500	506

CBS Corp.	2.900%	1/15/27	1,383	1,291
CBS Corp.	3.375%	2/15/28	375	357
CBS Corp.	4.200%	6/1/29	500	504
CBS Corp.	7.875%	7/30/30	375	493
CBS Corp.	5.500%	5/15/33	350	379
CBS Corp.	4.850%	7/1/42	675	661
CBS Corp.	4.900%	8/15/44	700	699
CC Holdings GS V LLC / Crown Castle GS
III Corp.	3.849%	4/15/23	1,000	1,025
Charter Communications Operating LLC /
Charter Communications Operating
Capital	3.579%	7/23/20	1,600	1,611
Charter Communications Operating LLC /
Charter Communications Operating
Capital	4.464%	7/23/22	2,415	2,494
Charter Communications Operating LLC /
Charter Communications Operating
Capital	4.500%	2/1/24	1,030	1,072
Charter Communications Operating LLC /
Charter Communications Operating
Capital	4.908%	7/23/25	3,975	4,197
Charter Communications Operating LLC /
Charter Communications Operating
Capital	3.750%	2/15/28	1,880	1,811
Charter Communications Operating LLC /
Charter Communications Operating
Capital	5.050%	3/30/29	1,000	1,052
Charter Communications Operating LLC /
Charter Communications Operating
Capital	6.384%	10/23/35	1,675	1,866
Charter Communications Operating LLC /
Charter Communications Operating
Capital	6.484%	10/23/45	2,760	3,084
Charter Communications Operating LLC /
Charter Communications Operating
Capital	5.375%	5/1/47	2,050	2,031
Charter Communications Operating LLC /
Charter Communications Operating
Capital	5.750%	4/1/48	2,900	3,022
Charter Communications Operating LLC /
Charter Communications Operating
Capital	6.834%	10/23/55	325	367
Comcast Cable Communications Holdings
Inc.	9.455%	11/15/22	1,108	1,359
Comcast Corp.	3.300%	10/1/20	1,000	1,010
Comcast Corp.	3.450%	10/1/21	975	992
Comcast Corp.	3.125%	7/15/22	800	811
Comcast Corp.	2.750%	3/1/23	2,350	2,342
Comcast Corp.	3.000%	2/1/24	3,325	3,335
Comcast Corp.	3.600%	3/1/24	350	360
Comcast Corp.	3.375%	8/15/25	2,225	2,248
Comcast Corp.	3.950%	10/15/25	700	732
Comcast Corp.	3.150%	3/1/26	2,000	1,994
Comcast Corp.	2.350%	1/15/27	1,930	1,803
Comcast Corp.	3.300%	2/1/27	1,075	1,072
Comcast Corp.	3.150%	2/15/28	1,375	1,350
Comcast Corp.	4.150%	10/15/28	4,075	4,294

Comcast Corp.	4.250%	10/15/30	1,000	1,061
Comcast Corp.	4.250%	1/15/33	2,375	2,515
Comcast Corp.	7.050%	3/15/33	1,025	1,354
Comcast Corp.	4.200%	8/15/34	400	416
Comcast Corp.	5.650%	6/15/35	1,080	1,270
Comcast Corp.	4.400%	8/15/35	600	629
Comcast Corp.	3.200%	7/15/36	700	635
Comcast Corp.	6.450%	3/15/37	1,350	1,722
Comcast Corp.	6.950%	8/15/37	1,020	1,355
Comcast Corp.	3.900%	3/1/38	725	711
Comcast Corp.	6.400%	5/15/38	468	596
Comcast Corp.	4.600%	10/15/38	1,100	1,177
Comcast Corp.	6.550%	7/1/39	350	453
Comcast Corp.	6.400%	3/1/40	450	574
Comcast Corp.	4.650%	7/15/42	2,065	2,193
Comcast Corp.	4.500%	1/15/43	250	259
Comcast Corp.	4.750%	3/1/44	400	433
Comcast Corp.	4.600%	8/15/45	1,175	1,246
Comcast Corp.	3.400%	7/15/46	2,335	2,054
Comcast Corp.	4.000%	8/15/47	700	683
Comcast Corp.	3.969%	11/1/47	1,871	1,809
Comcast Corp.	4.700%	10/15/48	3,600	3,903
Comcast Corp.	3.999%	11/1/49	1,803	1,753
Comcast Corp.	4.049%	11/1/52	317	306
Comcast Corp.	4.950%	10/15/58	2,000	2,205
Crown Castle International Corp.	3.400%	2/15/21	1,375	1,385
Crown Castle International Corp.	2.250%	9/1/21	2,050	2,014
Crown Castle International Corp.	4.875%	4/15/22	550	580
Crown Castle International Corp.	5.250%	1/15/23	375	403
Crown Castle International Corp.	3.150%	7/15/23	625	624
Crown Castle International Corp.	3.200%	9/1/24	525	520
Crown Castle International Corp.	4.450%	2/15/26	1,405	1,466
Crown Castle International Corp.	3.700%	6/15/26	975	971
Crown Castle International Corp.	3.650%	9/1/27	1,190	1,171
Crown Castle International Corp.	3.800%	2/15/28	1,125	1,117
Crown Castle International Corp.	4.750%	5/15/47	300	296
Crown Castle International Corp.	5.200%	2/15/49	300	315
Deutsche Telekom International Finance
BV	8.750%	6/15/30	3,450	4,739
7 Discovery Communications LLC	2.800%	6/15/20	325	323
Discovery Communications LLC	4.375%	6/15/21	655	671
7 Discovery Communications LLC	3.500%	6/15/22	625	627
Discovery Communications LLC	2.950%	3/20/23	600	594
Discovery Communications LLC	3.250%	4/1/23	475	473
Discovery Communications LLC	3.800%	3/13/24	210	213
7 Discovery Communications LLC	3.900%	11/15/24	400	405
Discovery Communications LLC	3.450%	3/15/25	1,350	1,317
7 Discovery Communications LLC	3.950%	6/15/25	375	377
Discovery Communications LLC	4.900%	3/11/26	650	685
Discovery Communications LLC	3.950%	3/20/28	1,375	1,336
Discovery Communications LLC	5.000%	9/20/37	950	920
Discovery Communications LLC	6.350%	6/1/40	705	771
Discovery Communications LLC	4.950%	5/15/42	1,033	964
Discovery Communications LLC	5.200%	9/20/47	1,530	1,484
Electronic Arts Inc.	3.700%	3/1/21	1,725	1,751
Electronic Arts Inc.	4.800%	3/1/26	275	296
7 Fox Corp.	3.666%	1/25/22	675	689

7 Fox Corp.	4.030%	1/25/24	1,475	1,528
7 Fox Corp.	4.709%	1/25/29	1,550	1,662
7 Fox Corp.	5.476%	1/25/39	1,000	1,102
7 Fox Corp.	5.576%	1/25/49	1,300	1,469
Grupo Televisa SAB	6.625%	3/18/25	450	506
Grupo Televisa SAB	4.625%	1/30/26	550	566
Grupo Televisa SAB	8.500%	3/11/32	50	65
Grupo Televisa SAB	6.625%	1/15/40	500	583
Grupo Televisa SAB	5.000%	5/13/45	1,640	1,606
Interpublic Group of Cos. Inc.	3.500%	10/1/20	200	202
Interpublic Group of Cos. Inc.	3.750%	10/1/21	250	254
Interpublic Group of Cos. Inc.	3.750%	2/15/23	750	756
Interpublic Group of Cos. Inc.	4.200%	4/15/24	350	359
Interpublic Group of Cos. Inc.	4.650%	10/1/28	425	443
Interpublic Group of Cos. Inc.	5.400%	10/1/48	575	582
Koninklijke KPN NV	8.375%	10/1/30	650	824
Moody's Corp.	5.500%	9/1/20	500	518
Moody's Corp.	2.750%	12/15/21	375	375
Moody's Corp.	4.500%	9/1/22	350	367
Moody's Corp.	4.875%	2/15/24	425	454
Moody's Corp.	4.875%	12/17/48	300	327
NBCUniversal Media LLC	5.150%	4/30/20	1,605	1,647
NBCUniversal Media LLC	4.375%	4/1/21	205	211
NBCUniversal Media LLC	2.875%	1/15/23	1,932	1,938
NBCUniversal Media LLC	6.400%	4/30/40	480	615
NBCUniversal Media LLC	5.950%	4/1/41	1,075	1,320
NBCUniversal Media LLC	4.450%	1/15/43	1,000	1,033
Omnicom Group Inc./ Omnicom Capital Inc.	4.450%	8/15/20	500	511
Omnicom Group Inc./ Omnicom Capital Inc.	3.625%	5/1/22	1,100	1,117
Omnicom Group Inc./ Omnicom Capital Inc.	3.650%	11/1/24	650	656
Omnicom Group Inc./ Omnicom Capital Inc.	3.600%	4/15/26	1,150	1,141
Orange SA	4.125%	9/14/21	802	830
Orange SA	9.000%	3/1/31	2,260	3,260
Orange SA	5.375%	1/13/42	700	799
RELX Capital Inc.	3.125%	10/15/22	705	706
RELX Capital Inc.	3.500%	3/16/23	575	580
RELX Capital Inc.	4.000%	3/18/29	300	306
Rogers Communications Inc.	3.000%	3/15/23	230	230
Rogers Communications Inc.	4.100%	10/1/23	300	313
Rogers Communications Inc.	3.625%	12/15/25	475	487
Rogers Communications Inc.	4.500%	3/15/43	540	566
Rogers Communications Inc.	5.000%	3/15/44	950	1,054
S&P Global Inc.	3.300%	8/14/20	575	579
S&P Global Inc.	4.000%	6/15/25	550	577
S&P Global Inc.	4.400%	2/15/26	750	804
S&P Global Inc.	6.550%	11/15/37	350	462
S&P Global Inc.	4.500%	5/15/48	500	543
7 Sky plc	3.750%	9/16/24	1,000	1,038
Telefonica Emisiones SA	5.520%	3/1/49	1,000	1,046
Telefonica Emisiones SAU	5.134%	4/27/20	1,255	1,283
Telefonica Emisiones SAU	5.462%	2/16/21	1,350	1,411
Telefonica Emisiones SAU	4.570%	4/27/23	425	450
Telefonica Emisiones SAU	4.103%	3/8/27	1,275	1,291
Telefonica Emisiones SAU	7.045%	6/20/36	1,535	1,870
Telefonica Emisiones SAU	4.665%	3/6/38	600	573
Telefonica Emisiones SAU	5.213%	3/8/47	2,000	2,013
Telefonica Emisiones SAU	4.895%	3/6/48	1,050	1,019

Telefonica Europe BV	8.250%	9/15/30	780	1,028
TELUS Corp.	2.800%	2/16/27	500	478
Thomson Reuters Corp.	4.300%	11/23/23	560	582
Thomson Reuters Corp.	3.350%	5/15/26	400	382
Thomson Reuters Corp.	5.500%	8/15/35	350	371
Thomson Reuters Corp.	5.850%	4/15/40	895	1,000
Time Warner Cable LLC	4.125%	2/15/21	500	508
Time Warner Cable LLC	4.000%	9/1/21	775	786
Time Warner Cable LLC	6.550%	5/1/37	1,300	1,433
Time Warner Cable LLC	7.300%	7/1/38	1,435	1,662
Time Warner Cable LLC	6.750%	6/15/39	1,350	1,486
Time Warner Cable LLC	5.875%	11/15/40	950	987
Time Warner Cable LLC	5.500%	9/1/41	1,325	1,310
Time Warner Cable LLC	4.500%	9/15/42	950	834
Time Warner Entertainment Co. LP	8.375%	3/15/23	825	959
Time Warner Entertainment Co. LP	8.375%	7/15/33	650	841
Verizon Communications Inc.	3.450%	3/15/21	300	304
Verizon Communications Inc.	4.600%	4/1/21	2,040	2,114
Verizon Communications Inc.	3.500%	11/1/21	728	742
Verizon Communications Inc.	2.946%	3/15/22	800	803
Verizon Communications Inc.	3.125%	3/16/22	1,500	1,514
Verizon Communications Inc.	2.450%	11/1/22	875	866
Verizon Communications Inc.	5.150%	9/15/23	3,390	3,729
Verizon Communications Inc.	3.500%	11/1/24	1,975	2,018
Verizon Communications Inc.	3.376%	2/15/25	2,165	2,195
Verizon Communications Inc.	2.625%	8/15/26	2,112	2,016
Verizon Communications Inc.	4.329%	9/21/28	4,032	4,272
7 Verizon Communications Inc.	4.016%	12/3/29	3,224	3,318
Verizon Communications Inc.	4.500%	8/10/33	2,325	2,448
Verizon Communications Inc.	4.400%	11/1/34	2,200	2,290
Verizon Communications Inc.	4.272%	1/15/36	2,359	2,388
Verizon Communications Inc.	5.250%	3/16/37	3,500	3,946
Verizon Communications Inc.	4.812%	3/15/39	1,325	1,424
Verizon Communications Inc.	4.750%	11/1/41	700	737
Verizon Communications Inc.	3.850%	11/1/42	950	898
Verizon Communications Inc.	4.125%	8/15/46	1,230	1,192
Verizon Communications Inc.	4.862%	8/21/46	3,457	3,693
Verizon Communications Inc.	5.500%	3/16/47	1,245	1,449
Verizon Communications Inc.	4.522%	9/15/48	4,016	4,130
Verizon Communications Inc.	5.012%	4/15/49	2,241	2,445
Verizon Communications Inc.	5.012%	8/21/54	5,238	5,613
Verizon Communications Inc.	4.672%	3/15/55	4,227	4,326
Viacom Inc.	3.875%	12/15/21	495	502
Viacom Inc.	4.250%	9/1/23	1,175	1,217
Viacom Inc.	3.875%	4/1/24	388	395
Viacom Inc.	6.875%	4/30/36	940	1,092
Viacom Inc.	4.375%	3/15/43	1,337	1,204
Viacom Inc.	5.850%	9/1/43	1,075	1,172
Vodafone Group plc	2.950%	2/19/23	1,080	1,070
Vodafone Group plc	3.750%	1/16/24	1,750	1,764
Vodafone Group plc	4.125%	5/30/25	1,170	1,192
Vodafone Group plc	4.375%	5/30/28	2,495	2,524
Vodafone Group plc	7.875%	2/15/30	625	797
Vodafone Group plc	6.250%	11/30/32	425	488
Vodafone Group plc	6.150%	2/27/37	855	947
Vodafone Group plc	5.000%	5/30/38	775	768
Vodafone Group plc	4.375%	2/19/43	1,375	1,235

Vodafone Group plc	5.250%	5/30/48	2,375	2,378
Walt Disney Co.	1.800%	6/5/20	645	640
7 Walt Disney Co.	5.650%	8/15/20	500	520
Walt Disney Co.	2.150%	9/17/20	1,200	1,195
Walt Disney Co.	2.300%	2/12/21	650	647
7 Walt Disney Co.	4.500%	2/15/21	846	875
Walt Disney Co.	2.750%	8/16/21	50	50
Walt Disney Co.	2.550%	2/15/22	932	932
Walt Disney Co.	2.450%	3/4/22	375	374
7 Walt Disney Co.	3.000%	9/15/22	825	835
7 Walt Disney Co.	4.000%	10/1/23	275	287
7 Walt Disney Co.	3.700%	9/15/24	500	518
Walt Disney Co.	3.150%	9/17/25	600	612
7 Walt Disney Co.	3.700%	10/15/25	500	519
Walt Disney Co.	1.850%	7/30/26	1,415	1,309
7 Walt Disney Co.	3.375%	11/15/26	281	287
Walt Disney Co.	7.000%	3/1/32	50	69
7 Walt Disney Co.	6.550%	3/15/33	392	520
7 Walt Disney Co.	6.200%	12/15/34	975	1,278
7 Walt Disney Co.	6.400%	12/15/35	1,550	2,055
7 Walt Disney Co.	8.150%	10/17/36	385	598
7 Walt Disney Co.	6.150%	3/1/37	970	1,258
7 Walt Disney Co.	6.900%	8/15/39	485	683
7 Walt Disney Co.	6.150%	2/15/41	1,280	1,708
Walt Disney Co.	4.375%	8/16/41	325	353
Walt Disney Co.	4.125%	12/1/41	485	512
Walt Disney Co.	3.700%	12/1/42	400	399
7 Walt Disney Co.	5.400%	10/1/43	2,000	2,487
7 Walt Disney Co.	4.750%	9/15/44	690	792
Warner Media LLC	4.000%	1/15/22	205	211
Warner Media LLC	3.400%	6/15/22	400	404
Warner Media LLC	4.050%	12/15/23	375	390
Warner Media LLC	3.550%	6/1/24	525	530
Warner Media LLC	3.600%	7/15/25	825	822
Warner Media LLC	3.875%	1/15/26	965	969
Warner Media LLC	3.800%	2/15/27	2,570	2,559
Warner Media LLC	7.625%	4/15/31	400	523
Warner Media LLC	6.200%	3/15/40	300	346
Warner Media LLC	6.100%	7/15/40	375	422
Warner Media LLC	5.375%	10/15/41	405	430
Warner Media LLC	4.900%	6/15/42	900	901
Warner Media LLC	5.350%	12/15/43	1,000	1,054
Warner Media LLC	4.650%	6/1/44	725	697
WPP Finance 2010	4.750%	11/21/21	625	646
WPP Finance 2010	3.625%	9/7/22	400	401
WPP Finance 2010	3.750%	9/19/24	525	516
WPP Finance 2010	5.125%	9/7/42	650	601

Consumer Cyclical (0.7%)
Advance Auto Parts Inc.	4.500%	1/15/22	175	182
Advance Auto Parts Inc.	4.500%	12/1/23	400	419
Alibaba Group Holding Ltd.	3.125%	11/28/21	700	705
Alibaba Group Holding Ltd.	2.800%	6/6/23	200	198
Alibaba Group Holding Ltd.	3.600%	11/28/24	1,625	1,664
Alibaba Group Holding Ltd.	3.400%	12/6/27	2,600	2,557
Alibaba Group Holding Ltd.	4.500%	11/28/34	600	629
Alibaba Group Holding Ltd.	4.000%	12/6/37	700	680

Alibaba Group Holding Ltd.	4.200%	12/6/47	1,400	1,393
Alibaba Group Holding Ltd.	4.400%	12/6/57	700	697
Amazon.com Inc.	1.900%	8/21/20	625	620
Amazon.com Inc.	3.300%	12/5/21	775	789
Amazon.com Inc.	2.500%	11/29/22	475	474
Amazon.com Inc.	2.400%	2/22/23	1,150	1,138
Amazon.com Inc.	2.800%	8/22/24	500	500
Amazon.com Inc.	3.800%	12/5/24	1,000	1,051
Amazon.com Inc.	5.200%	12/3/25	875	993
Amazon.com Inc.	3.150%	8/22/27	2,350	2,366
Amazon.com Inc.	4.800%	12/5/34	975	1,134
Amazon.com Inc.	3.875%	8/22/37	2,290	2,382
Amazon.com Inc.	4.950%	12/5/44	1,275	1,522
Amazon.com Inc.	4.050%	8/22/47	2,400	2,536
Amazon.com Inc.	4.250%	8/22/57	1,785	1,929
American Honda Finance Corp.	1.950%	7/20/20	600	594
American Honda Finance Corp.	2.450%	9/24/20	725	723
American Honda Finance Corp.	3.150%	1/8/21	600	605
American Honda Finance Corp.	2.650%	2/12/21	1,300	1,299
American Honda Finance Corp.	1.650%	7/12/21	500	489
American Honda Finance Corp.	1.700%	9/9/21	1,725	1,685
American Honda Finance Corp.	3.375%	12/10/21	400	406
American Honda Finance Corp.	2.600%	11/16/22	500	499
American Honda Finance Corp.	3.450%	7/14/23	400	409
American Honda Finance Corp.	3.625%	10/10/23	400	414
American Honda Finance Corp.	2.900%	2/16/24	1,725	1,724
American Honda Finance Corp.	2.300%	9/9/26	250	235
American Honda Finance Corp.	3.500%	2/15/28	400	410
Aptiv plc	4.250%	1/15/26	700	718
Aptiv plc	4.350%	3/15/29	150	152
Aptiv plc	4.400%	10/1/46	225	205
Aptiv plc	5.400%	3/15/49	305	315
Automatic Data Processing Inc.	2.250%	9/15/20	575	572
Automatic Data Processing Inc.	3.375%	9/15/25	675	699
AutoNation Inc.	3.350%	1/15/21	500	499
AutoNation Inc.	3.500%	11/15/24	600	571
AutoNation Inc.	4.500%	10/1/25	500	497
AutoNation Inc.	3.800%	11/15/27	250	233
AutoZone Inc.	3.700%	4/15/22	700	713
AutoZone Inc.	2.875%	1/15/23	250	249
AutoZone Inc.	3.125%	7/15/23	275	275
AutoZone Inc.	3.250%	4/15/25	260	257
AutoZone Inc.	3.125%	4/21/26	300	293
AutoZone Inc.	3.750%	6/1/27	700	705
Best Buy Co. Inc.	5.500%	3/15/21	125	130
Best Buy Co. Inc.	4.450%	10/1/28	850	857
Block Financial LLC	4.125%	10/1/20	313	317
Block Financial LLC	5.500%	11/1/22	500	528
Block Financial LLC	5.250%	10/1/25	350	362
Booking Holdings Inc.	2.750%	3/15/23	400	397
Booking Holdings Inc.	3.650%	3/15/25	400	408
Booking Holdings Inc.	3.600%	6/1/26	1,330	1,354
Booking Holdings Inc.	3.550%	3/15/28	450	449
BorgWarner Inc.	4.625%	9/15/20	50	51
BorgWarner Inc.	3.375%	3/15/25	250	247
BorgWarner Inc.	4.375%	3/15/45	500	460
Carnival Corp.	3.950%	10/15/20	450	457

Costco Wholesale Corp.	2.150%	5/18/21	350	348
Costco Wholesale Corp.	2.250%	2/15/22	300	297
Costco Wholesale Corp.	2.300%	5/18/22	900	895
Costco Wholesale Corp.	2.750%	5/18/24	900	906
Costco Wholesale Corp.	3.000%	5/18/27	800	797
Cummins Inc.	3.650%	10/1/23	350	363
Cummins Inc.	7.125%	3/1/28	150	190
Cummins Inc.	4.875%	10/1/43	400	455
Daimler Finance North America LLC	8.500%	1/18/31	905	1,287
Darden Restaurants Inc.	3.850%	5/1/27	750	744
Darden Restaurants Inc.	4.550%	2/15/48	250	240
Delphi Corp.	4.150%	3/15/24	575	590
Dollar General Corp.	3.250%	4/15/23	1,300	1,308
Dollar General Corp.	4.150%	11/1/25	500	520
Dollar General Corp.	3.875%	4/15/27	150	152
Dollar General Corp.	4.125%	5/1/28	400	409
Dollar Tree Inc.	3.700%	5/15/23	475	482
Dollar Tree Inc.	4.000%	5/15/25	1,450	1,466
Dollar Tree Inc.	4.200%	5/15/28	1,175	1,168
DR Horton Inc.	4.375%	9/15/22	150	152
DR Horton Inc.	4.750%	2/15/23	700	717
DR Horton Inc.	5.750%	8/15/23	325	351
eBay Inc.	2.150%	6/5/20	375	372
eBay Inc.	3.250%	10/15/20	125	126
eBay Inc.	2.875%	8/1/21	450	449
eBay Inc.	3.800%	3/9/22	500	511
eBay Inc.	2.600%	7/15/22	1,000	985
eBay Inc.	2.750%	1/30/23	425	420
eBay Inc.	3.450%	8/1/24	800	802
eBay Inc.	3.600%	6/5/27	650	634
eBay Inc.	4.000%	7/15/42	600	509
Expedia Group Inc.	5.950%	8/15/20	1,750	1,814
Expedia Group Inc.	4.500%	8/15/24	435	450
Expedia Group Inc.	5.000%	2/15/26	200	211
Expedia Group Inc.	3.800%	2/15/28	600	579
Ford Motor Co.	4.346%	12/8/26	650	602
Ford Motor Co.	6.625%	10/1/28	375	389
Ford Motor Co.	6.375%	2/1/29	275	280
Ford Motor Co.	7.450%	7/16/31	2,110	2,251
Ford Motor Co.	4.750%	1/15/43	950	750
Ford Motor Co.	7.400%	11/1/46	300	310
Ford Motor Co.	5.291%	12/8/46	900	754
Ford Motor Credit Co. LLC	3.157%	8/4/20	1,400	1,392
Ford Motor Credit Co. LLC	2.343%	11/2/20	775	756
Ford Motor Credit Co. LLC	3.200%	1/15/21	1,050	1,035
Ford Motor Credit Co. LLC	3.336%	3/18/21	1,500	1,476
Ford Motor Credit Co. LLC	5.875%	8/2/21	1,675	1,736
Ford Motor Credit Co. LLC	3.813%	10/12/21	400	396
Ford Motor Credit Co. LLC	5.596%	1/7/22	750	772
Ford Motor Credit Co. LLC	3.219%	1/9/22	3,126	3,039
Ford Motor Credit Co. LLC	3.339%	3/28/22	850	824
Ford Motor Credit Co. LLC	2.979%	8/3/22	2,700	2,578
Ford Motor Credit Co. LLC	4.250%	9/20/22	775	770
Ford Motor Credit Co. LLC	4.375%	8/6/23	850	832
Ford Motor Credit Co. LLC	5.584%	3/18/24	1,800	1,823
Ford Motor Credit Co. LLC	3.664%	9/8/24	500	461
Ford Motor Credit Co. LLC	4.687%	6/9/25	500	477

Ford Motor Credit Co. LLC	4.134%	8/4/25	900	831
Ford Motor Credit Co. LLC	3.815%	11/2/27	550	480
General Motors Co.	4.875%	10/2/23	1,955	2,031
General Motors Co.	4.000%	4/1/25	325	321
General Motors Co.	5.000%	10/1/28	900	897
General Motors Co.	5.000%	4/1/35	680	617
General Motors Co.	6.600%	4/1/36	600	627
General Motors Co.	5.150%	4/1/38	825	755
General Motors Co.	6.250%	10/2/43	935	928
General Motors Co.	5.200%	4/1/45	1,245	1,106
General Motors Co.	6.750%	4/1/46	665	691
General Motors Co.	5.400%	4/1/48	675	619
General Motors Co.	5.950%	4/1/49	750	724
General Motors Financial Co. Inc.	2.650%	4/13/20	950	945
General Motors Financial Co. Inc.	3.200%	7/13/20	1,150	1,151
General Motors Financial Co. Inc.	2.450%	11/6/20	1,300	1,284
General Motors Financial Co. Inc.	3.700%	11/24/20	975	983
General Motors Financial Co. Inc.	4.200%	3/1/21	625	634
General Motors Financial Co. Inc.	3.550%	4/9/21	625	628
General Motors Financial Co. Inc.	3.200%	7/6/21	1,600	1,593
General Motors Financial Co. Inc.	4.375%	9/25/21	375	383
General Motors Financial Co. Inc.	4.200%	11/6/21	400	408
General Motors Financial Co. Inc.	3.450%	1/14/22	900	901
General Motors Financial Co. Inc.	3.450%	4/10/22	3,640	3,645
General Motors Financial Co. Inc.	3.150%	6/30/22	300	297
General Motors Financial Co. Inc.	3.250%	1/5/23	750	738
General Motors Financial Co. Inc.	3.700%	5/9/23	1,000	995
General Motors Financial Co. Inc.	4.250%	5/15/23	1,295	1,316
General Motors Financial Co. Inc.	4.150%	6/19/23	900	910
General Motors Financial Co. Inc.	5.100%	1/17/24	600	624
General Motors Financial Co. Inc.	3.950%	4/13/24	800	792
General Motors Financial Co. Inc.	3.500%	11/7/24	900	870
General Motors Financial Co. Inc.	4.000%	1/15/25	650	637
General Motors Financial Co. Inc.	4.350%	4/9/25	1,500	1,494
General Motors Financial Co. Inc.	5.250%	3/1/26	575	593
General Motors Financial Co. Inc.	4.000%	10/6/26	400	382
General Motors Financial Co. Inc.	4.350%	1/17/27	1,210	1,175
General Motors Financial Co. Inc.	3.850%	1/5/28	400	370
General Motors Financial Co. Inc.	5.650%	1/17/29	625	646
GLP Capital LP / GLP Financing II Inc.	4.875%	11/1/20	825	840
GLP Capital LP / GLP Financing II Inc.	4.375%	4/15/21	100	101
GLP Capital LP / GLP Financing II Inc.	5.375%	11/1/23	500	524
GLP Capital LP / GLP Financing II Inc.	5.250%	6/1/25	625	654
GLP Capital LP / GLP Financing II Inc.	5.375%	4/15/26	800	838
GLP Capital LP / GLP Financing II Inc.	5.750%	6/1/28	100	107
GLP Capital LP / GLP Financing II Inc.	5.300%	1/15/29	825	863
Harley-Davidson Inc.	3.500%	7/28/25	300	291
Harley-Davidson Inc.	4.625%	7/28/45	500	460
Harman International Industries Inc.	4.150%	5/15/25	275	283
Home Depot Inc.	1.800%	6/5/20	1,100	1,091
Home Depot Inc.	2.000%	4/1/21	1,175	1,162
Home Depot Inc.	4.400%	4/1/21	825	852
Home Depot Inc.	3.250%	3/1/22	700	716
Home Depot Inc.	2.625%	6/1/22	990	996
Home Depot Inc.	2.700%	4/1/23	600	603
Home Depot Inc.	3.750%	2/15/24	3,085	3,235
Home Depot Inc.	3.350%	9/15/25	500	516

Home Depot Inc.	3.000%	4/1/26	500	503
Home Depot Inc.	2.800%	9/14/27	75	74
Home Depot Inc.	3.900%	12/6/28	400	424
Home Depot Inc.	5.875%	12/16/36	2,495	3,135
Home Depot Inc.	5.400%	9/15/40	400	482
Home Depot Inc.	5.950%	4/1/41	775	990
Home Depot Inc.	4.200%	4/1/43	975	1,020
Home Depot Inc.	4.875%	2/15/44	1,050	1,206
Home Depot Inc.	4.400%	3/15/45	500	536
Home Depot Inc.	4.250%	4/1/46	1,320	1,400
Home Depot Inc.	3.900%	6/15/47	575	578
Home Depot Inc.	4.500%	12/6/48	1,175	1,302
Home Depot Inc.	3.500%	9/15/56	700	645
Hyatt Hotels Corp.	3.375%	7/15/23	800	800
Hyatt Hotels Corp.	4.850%	3/15/26	100	106
Hyatt Hotels Corp.	4.375%	9/15/28	350	357
IHS Markit Ltd.	4.750%	8/1/28	600	627
JD.com Inc.	3.125%	4/29/21	200	199
JD.com Inc.	3.875%	4/29/26	400	391
Kohl's Corp.	4.250%	7/17/25	625	639
Kohl's Corp.	5.550%	7/17/45	350	336
Lear Corp.	5.375%	3/15/24	200	205
Lear Corp.	5.250%	1/15/25	700	725
Lear Corp.	3.800%	9/15/27	500	480
Lowe's Cos. Inc.	4.625%	4/15/20	445	450
Lowe's Cos. Inc.	3.750%	4/15/21	205	208
Lowe's Cos. Inc.	3.800%	11/15/21	250	256
Lowe's Cos. Inc.	3.120%	4/15/22	450	453
Lowe's Cos. Inc.	3.875%	9/15/23	300	312
Lowe's Cos. Inc.	3.125%	9/15/24	400	400
Lowe's Cos. Inc.	3.375%	9/15/25	975	980
Lowe's Cos. Inc.	2.500%	4/15/26	1,700	1,602
Lowe's Cos. Inc.	3.100%	5/3/27	642	624
Lowe's Cos. Inc.	4.650%	4/15/42	575	582
Lowe's Cos. Inc.	4.250%	9/15/44	225	215
Lowe's Cos. Inc.	4.375%	9/15/45	625	608
Lowe's Cos. Inc.	3.700%	4/15/46	2,330	2,064
Lowe's Cos. Inc.	4.050%	5/3/47	1,200	1,129
Macy's Retail Holdings Inc.	3.450%	1/15/21	310	310
Macy's Retail Holdings Inc.	3.875%	1/15/22	150	152
Macy's Retail Holdings Inc.	2.875%	2/15/23	530	513
Macy's Retail Holdings Inc.	4.375%	9/1/23	595	600
Macy's Retail Holdings Inc.	3.625%	6/1/24	415	399
Macy's Retail Holdings Inc.	4.500%	12/15/34	325	278
Magna International Inc.	3.625%	6/15/24	450	458
Magna International Inc.	4.150%	10/1/25	300	314
Marriott International Inc.	3.375%	10/15/20	850	855
Marriott International Inc.	2.875%	3/1/21	500	498
Marriott International Inc.	3.125%	10/15/21	350	350
Marriott International Inc.	2.300%	1/15/22	400	393
Marriott International Inc.	3.750%	3/15/25	525	530
Marriott International Inc.	3.750%	10/1/25	200	202
Marriott International Inc.	3.125%	6/15/26	595	577
Marriott International Inc.	4.000%	4/15/28	425	430
Marriott International Inc.	3.600%	4/15/24	300	303
Mastercard Inc.	2.000%	11/21/21	350	345
Mastercard Inc.	3.375%	4/1/24	625	646

Mastercard Inc.	2.950%	11/21/26	510	512
Mastercard Inc.	3.500%	2/26/28	450	469
Mastercard Inc.	3.800%	11/21/46	350	362
Mastercard Inc.	3.950%	2/26/48	550	583
McDonald's Corp.	2.750%	12/9/20	725	725
McDonald's Corp.	2.625%	1/15/22	2,092	2,090
McDonald's Corp.	3.350%	4/1/23	650	663
McDonald's Corp.	3.375%	5/26/25	2,680	2,727
McDonald's Corp.	3.700%	1/30/26	1,125	1,164
McDonald's Corp.	3.500%	3/1/27	200	203
McDonald's Corp.	3.800%	4/1/28	700	724
McDonald's Corp.	4.700%	12/9/35	575	616
McDonald's Corp.	6.300%	3/1/38	100	124
McDonald's Corp.	5.700%	2/1/39	375	434
McDonald's Corp.	3.700%	2/15/42	1,225	1,125
McDonald's Corp.	3.625%	5/1/43	400	360
McDonald's Corp.	4.600%	5/26/45	925	956
McDonald's Corp.	4.875%	12/9/45	1,225	1,322
McDonald's Corp.	4.450%	3/1/47	450	462
McDonald's Corp.	4.450%	9/1/48	900	925
NIKE Inc.	2.250%	5/1/23	50	50
NIKE Inc.	2.375%	11/1/26	1,000	964
NIKE Inc.	3.625%	5/1/43	125	122
NIKE Inc.	3.875%	11/1/45	1,000	1,019
NIKE Inc.	3.375%	11/1/46	650	608
Nordstrom Inc.	4.750%	5/1/20	400	408
Nordstrom Inc.	4.000%	10/15/21	585	599
Nordstrom Inc.	4.000%	3/15/27	400	394
Nordstrom Inc.	6.950%	3/15/28	200	230
Nordstrom Inc.	5.000%	1/15/44	672	605
NVR Inc.	3.950%	9/15/22	200	205
O'Reilly Automotive Inc.	4.875%	1/14/21	50	52
O'Reilly Automotive Inc.	4.625%	9/15/21	150	155
O'Reilly Automotive Inc.	3.800%	9/1/22	255	261
O'Reilly Automotive Inc.	3.850%	6/15/23	300	308
O'Reilly Automotive Inc.	3.550%	3/15/26	200	198
O'Reilly Automotive Inc.	3.600%	9/1/27	700	693
PACCAR Financial Corp.	2.500%	8/14/20	225	225
PACCAR Financial Corp.	2.050%	11/13/20	400	395
PACCAR Financial Corp.	2.250%	2/25/21	200	198
PACCAR Financial Corp.	2.800%	3/1/21	325	325
PACCAR Financial Corp.	3.150%	8/9/21	300	303
PACCAR Financial Corp.	2.850%	3/1/22	250	252
PACCAR Financial Corp.	2.300%	8/10/22	250	245
PACCAR Financial Corp.	3.400%	8/9/23	300	303
QVC Inc.	5.125%	7/2/22	25	26
QVC Inc.	4.375%	3/15/23	75	76
QVC Inc.	4.850%	4/1/24	975	995
QVC Inc.	4.450%	2/15/25	300	300
QVC Inc.	5.950%	3/15/43	325	301
Ralph Lauren Corp.	2.625%	8/18/20	225	224
Ralph Lauren Corp.	3.750%	9/15/25	100	103
Royal Caribbean Cruises Ltd.	2.650%	11/28/20	175	174
Royal Caribbean Cruises Ltd.	5.250%	11/15/22	475	506
Royal Caribbean Cruises Ltd.	3.700%	3/15/28	700	674
Sands China Ltd.	4.600%	8/8/23	1,495	1,538
Sands China Ltd.	5.125%	8/8/25	1,500	1,571

Sands China Ltd.	5.400%	8/8/28	1,600	1,674
Starbucks Corp.	2.200%	11/22/20	275	273
Starbucks Corp.	2.100%	2/4/21	350	347
Starbucks Corp.	2.700%	6/15/22	725	725
Starbucks Corp.	3.100%	3/1/23	750	757
Starbucks Corp.	3.850%	10/1/23	585	608
Starbucks Corp.	3.800%	8/15/25	1,150	1,185
Starbucks Corp.	2.450%	6/15/26	665	628
Starbucks Corp.	3.500%	3/1/28	500	504
Starbucks Corp.	4.000%	11/15/28	250	261
Starbucks Corp.	4.300%	6/15/45	175	173
Starbucks Corp.	3.750%	12/1/47	600	541
Starbucks Corp.	4.500%	11/15/48	800	816
Tapestry Inc.	3.000%	7/15/22	450	442
Tapestry Inc.	4.250%	4/1/25	450	451
Tapestry Inc.	4.125%	7/15/27	475	454
Target Corp.	3.875%	7/15/20	370	376
Target Corp.	2.900%	1/15/22	850	861
Target Corp.	3.500%	7/1/24	1,325	1,382
Target Corp.	2.500%	4/15/26	775	754
Target Corp.	3.375%	4/15/29	850	860
Target Corp.	6.350%	11/1/32	363	469
Target Corp.	6.500%	10/15/37	450	597
Target Corp.	7.000%	1/15/38	300	417
Target Corp.	4.000%	7/1/42	1,225	1,234
Target Corp.	3.625%	4/15/46	800	759
Target Corp.	3.900%	11/15/47	600	591
TJX Cos. Inc.	2.750%	6/15/21	625	628
TJX Cos. Inc.	2.500%	5/15/23	800	796
TJX Cos. Inc.	2.250%	9/15/26	1,400	1,330
Toyota Motor Corp.	3.183%	7/20/21	850	862
Toyota Motor Corp.	3.419%	7/20/23	895	920
Toyota Motor Corp.	3.669%	7/20/28	500	524
Toyota Motor Credit Corp.	1.950%	4/17/20	550	546
Toyota Motor Credit Corp.	4.250%	1/11/21	300	308
Toyota Motor Credit Corp.	1.900%	4/8/21	1,000	986
Toyota Motor Credit Corp.	2.950%	4/13/21	850	856
Toyota Motor Credit Corp.	2.750%	5/17/21	500	502
Toyota Motor Credit Corp.	3.400%	9/15/21	305	311
Toyota Motor Credit Corp.	2.600%	1/11/22	700	701
Toyota Motor Credit Corp.	3.300%	1/12/22	950	967
Toyota Motor Credit Corp.	2.800%	7/13/22	700	704
Toyota Motor Credit Corp.	2.150%	9/8/22	650	640
Toyota Motor Credit Corp.	2.625%	1/10/23	550	550
Toyota Motor Credit Corp.	2.700%	1/11/23	750	752
Toyota Motor Credit Corp.	2.900%	4/17/24	400	401
Toyota Motor Credit Corp.	3.400%	4/14/25	100	103
Toyota Motor Credit Corp.	3.200%	1/11/27	750	760
Toyota Motor Credit Corp.	3.050%	1/11/28	850	847
Toyota Motor Credit Corp.	3.650%	1/8/29	450	470
VF Corp.	3.500%	9/1/21	305	310
VF Corp.	6.450%	11/1/37	300	386
Visa Inc.	2.200%	12/14/20	2,200	2,190
Visa Inc.	2.150%	9/15/22	500	495
Visa Inc.	2.800%	12/14/22	1,500	1,515
Visa Inc.	3.150%	12/14/25	3,725	3,779
Visa Inc.	2.750%	9/15/27	875	863

Visa Inc.	4.150%	12/14/35	1,300	1,405
Visa Inc.	4.300%	12/14/45	3,030	3,327
Visa Inc.	3.650%	9/15/47	655	653
Walgreen Co.	3.100%	9/15/22	800	801
Walgreen Co.	4.400%	9/15/42	610	554
Walgreens Boots Alliance Inc.	3.300%	11/18/21	400	404
Walgreens Boots Alliance Inc.	3.800%	11/18/24	1,525	1,549
Walgreens Boots Alliance Inc.	3.450%	6/1/26	975	952
Walgreens Boots Alliance Inc.	4.500%	11/18/34	625	614
Walgreens Boots Alliance Inc.	4.800%	11/18/44	1,205	1,147
Walgreens Boots Alliance Inc.	4.650%	6/1/46	350	330
Walmart Inc.	2.850%	6/23/20	1,600	1,608
Walmart Inc.	3.250%	10/25/20	1,635	1,656
Walmart Inc.	1.900%	12/15/20	965	957
Walmart Inc.	3.125%	6/23/21	1,325	1,343
Walmart Inc.	2.350%	12/15/22	975	969
Walmart Inc.	2.550%	4/11/23	575	575
Walmart Inc.	3.400%	6/26/23	1,650	1,701
Walmart Inc.	3.300%	4/22/24	225	232
Walmart Inc.	2.650%	12/15/24	875	872
Walmart Inc.	3.550%	6/26/25	1,275	1,325
Walmart Inc.	5.875%	4/5/27	1,535	1,830
Walmart Inc.	3.700%	6/26/28	2,050	2,158
Walmart Inc.	7.550%	2/15/30	480	665
Walmart Inc.	5.250%	9/1/35	1,640	1,971
Walmart Inc.	6.200%	4/15/38	570	763
Walmart Inc.	3.950%	6/28/38	1,350	1,415
Walmart Inc.	5.625%	4/1/40	625	788
Walmart Inc.	5.000%	10/25/40	235	277
Walmart Inc.	5.625%	4/15/41	750	953
Walmart Inc.	4.000%	4/11/43	1,120	1,161
Walmart Inc.	4.300%	4/22/44	916	994
Walmart Inc.	3.625%	12/15/47	800	794
Walmart Inc.	4.050%	6/29/48	1,675	1,776
Western Union Co.	3.600%	3/15/22	1,100	1,116
Western Union Co.	6.200%	11/17/36	410	430
Western Union Co.	6.200%	6/21/40	440	450

Consumer Noncyclical (1.7%)
Abbott Laboratories	2.900%	11/30/21	2,700	2,713
Abbott Laboratories	2.550%	3/15/22	675	672
Abbott Laboratories	3.400%	11/30/23	1,225	1,252
Abbott Laboratories	2.950%	3/15/25	100	100
Abbott Laboratories	3.750%	11/30/26	1,502	1,562
Abbott Laboratories	4.750%	11/30/36	1,575	1,773
Abbott Laboratories	6.150%	11/30/37	425	531
Abbott Laboratories	6.000%	4/1/39	200	250
Abbott Laboratories	5.300%	5/27/40	310	360
Abbott Laboratories	4.750%	4/15/43	550	607
Abbott Laboratories	4.900%	11/30/46	2,600	2,994
AbbVie Inc.	2.500%	5/14/20	3,050	3,042
AbbVie Inc.	2.300%	5/14/21	1,600	1,582
AbbVie Inc.	3.375%	11/14/21	1,000	1,013
AbbVie Inc.	2.900%	11/6/22	2,625	2,619
AbbVie Inc.	3.200%	11/6/22	1,075	1,085
AbbVie Inc.	2.850%	5/14/23	1,025	1,016
AbbVie Inc.	3.750%	11/14/23	1,250	1,283

AbbVie Inc.	3.600%	5/14/25	3,170	3,175
AbbVie Inc.	3.200%	5/14/26	1,625	1,575
AbbVie Inc.	4.250%	11/14/28	1,650	1,680
AbbVie Inc.	4.500%	5/14/35	1,970	1,924
AbbVie Inc.	4.300%	5/14/36	1,125	1,069
AbbVie Inc.	4.400%	11/6/42	2,189	2,014
AbbVie Inc.	4.700%	5/14/45	2,507	2,412
AbbVie Inc.	4.450%	5/14/46	1,560	1,440
AbbVie Inc.	4.875%	11/14/48	900	883
Actavis Inc.	3.250%	10/1/22	1,400	1,401
Advocate Health & Hospitals Corp.	3.829%	8/15/28	225	237
Advocate Health & Hospitals Corp.	4.272%	8/15/48	375	401
Agilent Technologies Inc.	5.000%	7/15/20	275	282
Agilent Technologies Inc.	3.200%	10/1/22	1,000	1,005
Agilent Technologies Inc.	3.875%	7/15/23	400	413
Agilent Technologies Inc.	3.050%	9/22/26	450	441
AHS Hospital Corp.	5.024%	7/1/45	325	378
Allergan Finance LLC	4.625%	10/1/42	405	384
Allergan Funding SCS	3.450%	3/15/22	1,957	1,974
Allergan Funding SCS	3.850%	6/15/24	975	988
Allergan Funding SCS	3.800%	3/15/25	2,407	2,433
Allergan Funding SCS	4.550%	3/15/35	2,000	1,950
Allergan Funding SCS	4.850%	6/15/44	1,065	1,062
Allergan Inc.	3.375%	9/15/20	525	528
Allergan Inc.	2.800%	3/15/23	225	221
Altria Group Inc.	4.750%	5/5/21	1,250	1,298
Altria Group Inc.	3.490%	2/14/22	500	508
Altria Group Inc.	2.850%	8/9/22	2,300	2,292
Altria Group Inc.	2.950%	5/2/23	200	198
Altria Group Inc.	4.000%	1/31/24	1,300	1,335
Altria Group Inc.	3.800%	2/14/24	550	560
Altria Group Inc.	4.400%	2/14/26	1,200	1,236
Altria Group Inc.	2.625%	9/16/26	350	322
Altria Group Inc.	4.800%	2/14/29	2,375	2,447
Altria Group Inc.	5.800%	2/14/39	1,925	2,038
Altria Group Inc.	4.250%	8/9/42	785	680
Altria Group Inc.	4.500%	5/2/43	500	450
Altria Group Inc.	5.375%	1/31/44	1,325	1,329
Altria Group Inc.	3.875%	9/16/46	675	553
Altria Group Inc.	5.950%	2/14/49	2,000	2,139
Altria Group Inc.	6.200%	2/14/59	400	431
AmerisourceBergen Corp.	3.500%	11/15/21	850	858
AmerisourceBergen Corp.	3.400%	5/15/24	400	402
AmerisourceBergen Corp.	3.250%	3/1/25	325	320
AmerisourceBergen Corp.	3.450%	12/15/27	800	779
AmerisourceBergen Corp.	4.250%	3/1/45	100	91
AmerisourceBergen Corp.	4.300%	12/15/47	725	661
Amgen Inc.	2.125%	5/1/20	620	616
Amgen Inc.	2.200%	5/11/20	825	821
Amgen Inc.	3.450%	10/1/20	275	278
Amgen Inc.	4.100%	6/15/21	1,360	1,394
Amgen Inc.	1.850%	8/19/21	500	489
Amgen Inc.	3.875%	11/15/21	1,365	1,399
Amgen Inc.	2.700%	5/1/22	225	224
Amgen Inc.	2.650%	5/11/22	725	721
Amgen Inc.	3.625%	5/15/22	625	641
Amgen Inc.	2.250%	8/19/23	800	780

Amgen Inc.	3.625%	5/22/24	1,150	1,181
Amgen Inc.	3.125%	5/1/25	300	300
Amgen Inc.	2.600%	8/19/26	1,845	1,742
Amgen Inc.	4.950%	10/1/41	100	106
Amgen Inc.	5.150%	11/15/41	775	830
Amgen Inc.	4.400%	5/1/45	2,100	2,051
Amgen Inc.	4.563%	6/15/48	1,231	1,234
Amgen Inc.	4.663%	6/15/51	3,739	3,741
7 Anheuser-Busch Cos LLC / Anheuser-
Busch InBev Worldwide Inc.	4.700%	2/1/36	5,120	5,126
7 Anheuser-Busch Cos LLC / Anheuser-
Busch InBev Worldwide Inc.	4.900%	2/1/46	11,540	11,574
7 Anheuser-Busch Cos. LLC/Anheuser-
Busch InBev Worldwide Inc.	3.650%	2/1/26	2,494	2,501
Anheuser-Busch InBev Finance Inc.	2.650%	2/1/21	721	719
Anheuser-Busch InBev Finance Inc.	2.625%	1/17/23	647	639
Anheuser-Busch InBev Finance Inc.	3.300%	2/1/23	2,472	2,501
Anheuser-Busch InBev Finance Inc.	3.700%	2/1/24	384	395
Anheuser-Busch InBev Finance Inc.	4.000%	1/17/43	1,000	886
Anheuser-Busch InBev Finance Inc.	4.625%	2/1/44	675	649
Anheuser-Busch InBev Worldwide Inc.	4.375%	2/15/21	587	604
Anheuser-Busch InBev Worldwide Inc.	3.750%	1/15/22	817	844
Anheuser-Busch InBev Worldwide Inc.	2.500%	7/15/22	1,425	1,411
Anheuser-Busch InBev Worldwide Inc.	3.500%	1/12/24	612	623
Anheuser-Busch InBev Worldwide Inc.	4.150%	1/23/25	1,535	1,599
Anheuser-Busch InBev Worldwide Inc.	4.000%	4/13/28	2,020	2,057
Anheuser-Busch InBev Worldwide Inc.	4.750%	1/23/29	3,730	3,970
Anheuser-Busch InBev Worldwide Inc.	4.900%	1/23/31	700	758
Anheuser-Busch InBev Worldwide Inc.	4.375%	4/15/38	1,225	1,175
Anheuser-Busch InBev Worldwide Inc.	8.200%	1/15/39	735	1,014
Anheuser-Busch InBev Worldwide Inc.	5.450%	1/23/39	500	543
Anheuser-Busch InBev Worldwide Inc.	4.950%	1/15/42	1,075	1,085
Anheuser-Busch InBev Worldwide Inc.	3.750%	7/15/42	1,750	1,518
Anheuser-Busch InBev Worldwide Inc.	4.600%	4/15/48	1,900	1,824
Anheuser-Busch InBev Worldwide Inc.	4.439%	10/6/48	1,487	1,401
Anheuser-Busch InBev Worldwide Inc.	5.550%	1/23/49	3,200	3,519
Anheuser-Busch InBev Worldwide Inc.	4.750%	4/15/58	375	355
Anheuser-Busch InBev Worldwide Inc.	5.800%	1/23/59	505	562
Archer-Daniels-Midland Co.	4.479%	3/1/21	631	652
Archer-Daniels-Midland Co.	3.375%	3/15/22	350	358
Archer-Daniels-Midland Co.	2.500%	8/11/26	825	793
Archer-Daniels-Midland Co.	5.935%	10/1/32	280	344
Archer-Daniels-Midland Co.	4.535%	3/26/42	350	379
Archer-Daniels-Midland Co.	4.016%	4/16/43	600	608
Archer-Daniels-Midland Co.	3.750%	9/15/47	900	880
Archer-Daniels-Midland Co.	4.500%	3/15/49	525	576
Ascension Health	3.945%	11/15/46	650	667
4 Ascension Health	4.847%	11/15/53	250	293
AstraZeneca plc	2.375%	11/16/20	1,300	1,292
AstraZeneca plc	2.375%	6/12/22	900	888
AstraZeneca plc	3.500%	8/17/23	390	398
AstraZeneca plc	3.375%	11/16/25	1,500	1,514
AstraZeneca plc	3.125%	6/12/27	775	755
AstraZeneca plc	4.000%	1/17/29	675	700
AstraZeneca plc	6.450%	9/15/37	1,705	2,161
AstraZeneca plc	4.000%	9/18/42	150	144
AstraZeneca plc	4.375%	11/16/45	1,175	1,215

AstraZeneca plc	4.375%	8/17/48	850	883
BAT Capital Corp.	2.297%	8/14/20	1,825	1,807
BAT Capital Corp.	2.764%	8/15/22	1,950	1,919
BAT Capital Corp.	3.222%	8/15/24	1,625	1,590
BAT Capital Corp.	3.557%	8/15/27	2,825	2,672
BAT Capital Corp.	4.390%	8/15/37	2,450	2,212
BAT Capital Corp.	4.540%	8/15/47	1,500	1,315
Baxalta Inc.	2.875%	6/23/20	201	201
Baxalta Inc.	3.600%	6/23/22	97	98
Baxalta Inc.	4.000%	6/23/25	417	429
Baxalta Inc.	5.250%	6/23/45	265	292
Baxter International Inc.	1.700%	8/15/21	400	389
Baxter International Inc.	2.600%	8/15/26	400	381
Baxter International Inc.	3.500%	8/15/46	375	324
Baylor Scott & White Holdings	4.185%	11/15/45	400	416
Beam Suntory Inc.	3.250%	5/15/22	25	25
Beam Suntory Inc.	3.250%	6/15/23	50	49
Becton Dickinson & Co.	2.404%	6/5/20	800	794
Becton Dickinson & Co.	3.250%	11/12/20	1,140	1,143
Becton Dickinson & Co.	3.125%	11/8/21	440	441
Becton Dickinson & Co.	2.894%	6/6/22	1,475	1,463
Becton Dickinson & Co.	3.300%	3/1/23	225	221
Becton Dickinson & Co.	3.363%	6/6/24	1,400	1,399
Becton Dickinson & Co.	3.734%	12/15/24	1,386	1,405
Becton Dickinson & Co.	3.700%	6/6/27	2,500	2,489
Becton Dickinson & Co.	4.875%	5/15/44	175	173
Becton Dickinson & Co.	4.685%	12/15/44	1,175	1,208
Becton Dickinson & Co.	4.669%	6/6/47	1,100	1,144
Becton Dickinson & Co.	5.000%	11/12/40	245	248
Bio-Rad Laboratories Inc.	4.875%	12/15/20	325	335
Biogen Inc.	2.900%	9/15/20	1,460	1,463
Biogen Inc.	3.625%	9/15/22	1,125	1,143
Biogen Inc.	4.050%	9/15/25	1,225	1,252
Biogen Inc.	5.200%	9/15/45	1,545	1,629
Boston Children's Hospital Corp. Revenue	4.115%	1/1/47	200	208
Boston Scientific Corp.	3.375%	5/15/22	200	201
Boston Scientific Corp.	4.125%	10/1/23	125	130
Boston Scientific Corp.	3.450%	3/1/24	500	509
Boston Scientific Corp.	3.850%	5/15/25	600	616
Boston Scientific Corp.	3.750%	3/1/26	600	612
Boston Scientific Corp.	4.000%	3/1/28	825	849
Boston Scientific Corp.	4.000%	3/1/29	675	696
Boston Scientific Corp.	7.000%	11/15/35	325	412
Boston Scientific Corp.	4.550%	3/1/39	750	784
Boston Scientific Corp.	7.375%	1/15/40	225	306
Boston Scientific Corp.	4.700%	3/1/49	800	850
Bristol-Myers Squibb Co.	2.000%	8/1/22	1,200	1,177
Bristol-Myers Squibb Co.	3.250%	11/1/23	125	128
Bristol-Myers Squibb Co.	3.250%	8/1/42	390	331
Bristol-Myers Squibb Co.	4.500%	3/1/44	405	426
Brown-Forman Corp.	3.500%	4/15/25	350	358
Brown-Forman Corp.	4.500%	7/15/45	395	435
Bunge Ltd. Finance Corp.	3.000%	9/25/22	475	468
Bunge Ltd. Finance Corp.	4.350%	3/15/24	625	633
Bunge Ltd. Finance Corp.	3.250%	8/15/26	650	583
Bunge Ltd. Finance Corp.	3.750%	9/25/27	500	458
Campbell Soup Co.	3.300%	3/15/21	500	503

Campbell Soup Co.	3.650%	3/15/23	975	989
Campbell Soup Co.	3.950%	3/15/25	950	959
Campbell Soup Co.	3.300%	3/19/25	700	680
Campbell Soup Co.	4.150%	3/15/28	1,000	995
Campbell Soup Co.	3.800%	8/2/42	200	160
Campbell Soup Co.	4.800%	3/15/48	675	630
Cardinal Health Inc.	4.625%	12/15/20	590	606
Cardinal Health Inc.	2.616%	6/15/22	975	956
Cardinal Health Inc.	3.200%	3/15/23	325	323
Cardinal Health Inc.	3.079%	6/15/24	575	560
Cardinal Health Inc.	3.750%	9/15/25	225	225
Cardinal Health Inc.	3.410%	6/15/27	885	838
Cardinal Health Inc.	4.600%	3/15/43	400	366
Cardinal Health Inc.	4.500%	11/15/44	250	223
Cardinal Health Inc.	4.900%	9/15/45	450	426
Cardinal Health Inc.	4.368%	6/15/47	500	438
4 Catholic Health Initiatives	4.350%	11/1/42	650	618
Celgene Corp.	2.875%	8/15/20	1,225	1,223
Celgene Corp.	3.950%	10/15/20	800	813
Celgene Corp.	2.875%	2/19/21	525	524
Celgene Corp.	2.250%	8/15/21	300	296
Celgene Corp.	3.250%	8/15/22	750	757
Celgene Corp.	3.550%	8/15/22	625	636
Celgene Corp.	2.750%	2/15/23	575	569
Celgene Corp.	3.250%	2/20/23	700	705
Celgene Corp.	4.000%	8/15/23	450	466
Celgene Corp.	3.625%	5/15/24	975	989
Celgene Corp.	3.875%	8/15/25	2,195	2,245
Celgene Corp.	3.450%	11/15/27	395	390
Celgene Corp.	3.900%	2/20/28	1,200	1,223
Celgene Corp.	5.700%	10/15/40	75	83
Celgene Corp.	5.250%	8/15/43	850	912
Celgene Corp.	4.625%	5/15/44	650	654
Celgene Corp.	5.000%	8/15/45	1,600	1,690
Celgene Corp.	4.350%	11/15/47	1,000	978
Celgene Corp.	4.550%	2/20/48	750	760
Children's Hospital Medical Center	4.268%	5/15/44	150	158
CHRISTUS Health	4.341%	7/1/28	425	452
Church & Dwight Co. Inc.	2.450%	8/1/22	100	98
Church & Dwight Co. Inc.	3.150%	8/1/27	350	339
Church & Dwight Co. Inc.	3.950%	8/1/47	325	311
City of Hope	5.623%	11/15/43	250	310
City of Hope	4.378%	8/15/48	500	525
Cleveland Clinic Foundation	4.858%	1/1/14	325	363
Clorox Co.	3.800%	11/15/21	1,125	1,154
Clorox Co.	3.500%	12/15/24	600	620
Clorox Co.	3.100%	10/1/27	150	148
Clorox Co.	3.900%	5/15/28	400	418
Coca-Cola Co.	1.875%	10/27/20	750	743
Coca-Cola Co.	2.450%	11/1/20	800	799
Coca-Cola Co.	3.150%	11/15/20	1,052	1,061
Coca-Cola Co.	1.550%	9/1/21	800	780
Coca-Cola Co.	3.300%	9/1/21	1,210	1,230
Coca-Cola Co.	2.200%	5/25/22	400	395
Coca-Cola Co.	3.200%	11/1/23	1,650	1,696
Coca-Cola Co.	2.875%	10/27/25	1,225	1,229
Coca-Cola Co.	2.550%	6/1/26	325	316

Coca-Cola Co.	2.250%	9/1/26	1,400	1,333
Coca-Cola Consolidated Inc.	3.800%	11/25/25	350	357
Coca-Cola European Partners plc	3.500%	9/15/20	600	603
Coca-Cola Femsa SAB de CV	3.875%	11/26/23	1,200	1,237
Coca-Cola Femsa SAB de CV	5.250%	11/26/43	650	744
Colgate-Palmolive Co.	2.450%	11/15/21	340	339
Colgate-Palmolive Co.	1.950%	2/1/23	400	391
Colgate-Palmolive Co.	2.100%	5/1/23	275	271
Colgate-Palmolive Co.	3.250%	3/15/24	1,050	1,079
Colgate-Palmolive Co.	4.000%	8/15/45	450	481
Colgate-Palmolive Co.	3.700%	8/1/47	350	357
CommonSpirit Health	2.950%	11/1/22	200	199
Conagra Brands Inc.	3.800%	10/22/21	200	204
Conagra Brands Inc.	3.250%	9/15/22	750	739
Conagra Brands Inc.	3.200%	1/25/23	683	683
Conagra Brands Inc.	4.300%	5/1/24	625	647
Conagra Brands Inc.	4.600%	11/1/25	150	157
Conagra Brands Inc.	7.000%	10/1/28	100	113
Conagra Brands Inc.	4.850%	11/1/28	1,025	1,077
Conagra Brands Inc.	8.250%	9/15/30	250	319
Conagra Brands Inc.	5.300%	11/1/38	825	834
Conagra Brands Inc.	5.400%	11/1/48	825	830
Constellation Brands Inc.	2.250%	11/6/20	400	396
Constellation Brands Inc.	3.750%	5/1/21	350	355
Constellation Brands Inc.	2.700%	5/9/22	2,175	2,157
Constellation Brands Inc.	2.650%	11/7/22	1,150	1,129
Constellation Brands Inc.	3.200%	2/15/23	750	756
Constellation Brands Inc.	4.250%	5/1/23	900	941
Constellation Brands Inc.	4.750%	11/15/24	375	400
Constellation Brands Inc.	4.400%	11/15/25	400	418
Constellation Brands Inc.	4.750%	12/1/25	500	533
Constellation Brands Inc.	3.700%	12/6/26	550	547
Constellation Brands Inc.	3.500%	5/9/27	450	438
Constellation Brands Inc.	3.600%	2/15/28	800	781
Constellation Brands Inc.	4.650%	11/15/28	375	397
Constellation Brands Inc.	4.500%	5/9/47	375	359
Constellation Brands Inc.	4.100%	2/15/48	525	476
Constellation Brands Inc.	5.250%	11/15/48	400	423
Covidien International Finance SA	3.200%	6/15/22	1,500	1,527
Covidien International Finance SA	2.950%	6/15/23	250	251
CVS Health Corp.	2.800%	7/20/20	500	499
CVS Health Corp.	3.350%	3/9/21	2,200	2,219
CVS Health Corp.	2.125%	6/1/21	1,700	1,671
CVS Health Corp.	3.500%	7/20/22	2,975	3,013
CVS Health Corp.	2.750%	12/1/22	975	962
CVS Health Corp.	4.750%	12/1/22	775	816
CVS Health Corp.	3.700%	3/9/23	4,315	4,381
CVS Health Corp.	4.000%	12/5/23	100	103
CVS Health Corp.	3.375%	8/12/24	660	654
CVS Health Corp.	4.100%	3/25/25	3,835	3,933
CVS Health Corp.	3.875%	7/20/25	2,182	2,210
CVS Health Corp.	2.875%	6/1/26	1,450	1,372
CVS Health Corp.	4.300%	3/25/28	7,015	7,119
CVS Health Corp.	4.875%	7/20/35	525	529
CVS Health Corp.	4.780%	3/25/38	3,925	3,872
CVS Health Corp.	6.125%	9/15/39	375	421
CVS Health Corp.	5.300%	12/5/43	650	677

CVS Health Corp.	5.125%	7/20/45	2,775	2,821
CVS Health Corp.	5.050%	3/25/48	6,890	6,953
Danaher Corp.	2.400%	9/15/20	400	398
Danaher Corp.	3.350%	9/15/25	500	502
Danaher Corp.	4.375%	9/15/45	325	334
Dartmouth-Hitchcock Health	4.178%	8/1/48	300	305
Delhaize America LLC	9.000%	4/15/31	475	674
Diageo Capital plc	4.828%	7/15/20	500	514
Diageo Capital plc	2.625%	4/29/23	2,000	1,996
Diageo Capital plc	5.875%	9/30/36	250	312
Diageo Capital plc	3.875%	4/29/43	25	25
Diageo Investment Corp.	2.875%	5/11/22	1,400	1,409
Diageo Investment Corp.	7.450%	4/15/35	325	454
Diageo Investment Corp.	4.250%	5/11/42	650	692
Dignity Health	3.125%	11/1/22	150	150
Dignity Health	3.812%	11/1/24	100	102
Dignity Health	4.500%	11/1/42	550	545
Dignity Health	5.267%	11/1/64	225	237
Duke University Health System Inc.	3.920%	6/1/47	450	464
Edwards Lifesciences Corp.	4.300%	6/15/28	375	393
Eli Lilly & Co.	2.350%	5/15/22	200	199
Eli Lilly & Co.	2.750%	6/1/25	805	805
Eli Lilly & Co.	3.100%	5/15/27	500	503
Eli Lilly & Co.	3.375%	3/15/29	925	946
Eli Lilly & Co.	3.875%	3/15/39	825	845
Eli Lilly & Co.	3.700%	3/1/45	1,200	1,183
Eli Lilly & Co.	3.950%	5/15/47	125	130
Eli Lilly & Co.	3.950%	3/15/49	1,200	1,230
Eli Lilly & Co.	4.150%	3/15/59	850	873
Estee Lauder Cos. Inc.	1.700%	5/10/21	400	391
Estee Lauder Cos. Inc.	3.150%	3/15/27	400	400
Estee Lauder Cos. Inc.	6.000%	5/15/37	150	189
Estee Lauder Cos. Inc.	4.375%	6/15/45	375	409
Estee Lauder Cos. Inc.	4.150%	3/15/47	675	720
Express Scripts Holding Co.	2.600%	11/30/20	1,500	1,496
Express Scripts Holding Co.	3.300%	2/25/21	675	679
Express Scripts Holding Co.	4.750%	11/15/21	975	1,017
Express Scripts Holding Co.	3.900%	2/15/22	1,615	1,655
Express Scripts Holding Co.	3.050%	11/30/22	500	500
Express Scripts Holding Co.	3.000%	7/15/23	1,375	1,367
Express Scripts Holding Co.	3.500%	6/15/24	775	780
Express Scripts Holding Co.	4.500%	2/25/26	1,655	1,729
Express Scripts Holding Co.	3.400%	3/1/27	1,350	1,318
Express Scripts Holding Co.	6.125%	11/15/41	334	390
Express Scripts Holding Co.	4.800%	7/15/46	1,225	1,248
Flowers Foods Inc.	4.375%	4/1/22	350	363
Flowers Foods Inc.	3.500%	10/1/26	350	338
Fomento Economico Mexicano SAB de CV	4.375%	5/10/43	551	558
Genentech Inc.	5.250%	7/15/35	200	236
General Mills Inc.	3.150%	12/15/21	775	780
General Mills Inc.	2.600%	10/12/22	450	445
General Mills Inc.	3.700%	10/17/23	2,250	2,307
General Mills Inc.	3.650%	2/15/24	325	328
General Mills Inc.	3.200%	2/10/27	375	364
General Mills Inc.	4.200%	4/17/28	1,150	1,193
General Mills Inc.	4.550%	4/17/38	400	396
General Mills Inc.	5.400%	6/15/40	345	377

General Mills Inc.	4.700%	4/17/48	850	843
Gilead Sciences Inc.	2.550%	9/1/20	975	974
Gilead Sciences Inc.	4.500%	4/1/21	775	801
Gilead Sciences Inc.	4.400%	12/1/21	2,927	3,044
Gilead Sciences Inc.	3.250%	9/1/22	625	637
Gilead Sciences Inc.	2.500%	9/1/23	1,025	1,012
Gilead Sciences Inc.	3.700%	4/1/24	1,855	1,916
Gilead Sciences Inc.	3.500%	2/1/25	1,145	1,168
Gilead Sciences Inc.	3.650%	3/1/26	4,215	4,295
Gilead Sciences Inc.	2.950%	3/1/27	175	170
Gilead Sciences Inc.	4.600%	9/1/35	850	892
Gilead Sciences Inc.	5.650%	12/1/41	850	981
Gilead Sciences Inc.	4.800%	4/1/44	1,400	1,466
Gilead Sciences Inc.	4.500%	2/1/45	1,025	1,029
Gilead Sciences Inc.	4.750%	3/1/46	1,325	1,385
Gilead Sciences Inc.	4.150%	3/1/47	1,925	1,848
GlaxoSmithKline Capital Inc.	2.800%	3/18/23	75	75
GlaxoSmithKline Capital Inc.	3.375%	5/15/23	1,050	1,076
GlaxoSmithKline Capital Inc.	3.625%	5/15/25	1,350	1,395
GlaxoSmithKline Capital Inc.	3.875%	5/15/28	1,750	1,830
GlaxoSmithKline Capital Inc.	5.375%	4/15/34	180	216
GlaxoSmithKline Capital Inc.	6.375%	5/15/38	2,295	3,040
GlaxoSmithKline Capital Inc.	4.200%	3/18/43	300	314
GlaxoSmithKline Capital plc	3.125%	5/14/21	1,700	1,716
GlaxoSmithKline Capital plc	2.850%	5/8/22	450	452
GlaxoSmithKline Capital plc	2.875%	6/1/22	2,000	2,012
GlaxoSmithKline Capital plc	3.000%	6/1/24	500	503
GlaxoSmithKline Capital plc	3.375%	6/1/29	625	631
Hackensack Meridian Health	4.500%	7/1/57	225	243
Hackensack Meridian Health	4.211%	7/1/48	500	532
Hasbro Inc.	3.150%	5/15/21	200	200
Hasbro Inc.	6.350%	3/15/40	400	439
Hasbro Inc.	5.100%	5/15/44	350	338
HCA Inc.	4.750%	5/1/23	1,075	1,129
HCA Inc.	5.000%	3/15/24	325	345
HCA Inc.	5.250%	4/15/25	1,350	1,450
HCA Inc.	5.250%	6/15/26	650	696
HCA Inc.	4.500%	2/15/27	125	129
HCA Inc.	5.500%	6/15/47	1,225	1,305
Hershey Co.	2.900%	5/15/20	300	301
Hershey Co.	4.125%	12/1/20	215	220
Hershey Co.	3.100%	5/15/21	400	404
Hershey Co.	2.625%	5/1/23	250	249
Hershey Co.	3.375%	5/15/23	825	855
Hershey Co.	3.200%	8/21/25	245	250
Hershey Co.	2.300%	8/15/26	425	405
Hillshire Brands Co.	4.100%	9/15/20	175	178
Indiana University Health Inc. Obligated
Group	3.970%	11/1/48	500	520
Ingredion Inc.	4.625%	11/1/20	50	51
Ingredion Inc.	3.200%	10/1/26	400	381
JM Smucker Co.	3.500%	10/15/21	735	743
JM Smucker Co.	3.000%	3/15/22	250	250
JM Smucker Co.	3.500%	3/15/25	700	700
JM Smucker Co.	3.375%	12/15/27	500	488
JM Smucker Co.	4.250%	3/15/35	400	383
JM Smucker Co.	4.375%	3/15/45	635	595

Johns Hopkins Health System Corp.	3.837%	5/15/46	350	354
Johnson & Johnson	2.950%	9/1/20	400	403
Johnson & Johnson	1.950%	11/10/20	400	397
Johnson & Johnson	1.650%	3/1/21	750	740
Johnson & Johnson	2.450%	12/5/21	200	200
Johnson & Johnson	2.250%	3/3/22	1,425	1,419
Johnson & Johnson	2.050%	3/1/23	800	791
Johnson & Johnson	6.730%	11/15/23	245	288
Johnson & Johnson	3.375%	12/5/23	650	674
Johnson & Johnson	2.625%	1/15/25	600	599
Johnson & Johnson	2.450%	3/1/26	1,600	1,564
Johnson & Johnson	2.950%	3/3/27	875	879
Johnson & Johnson	2.900%	1/15/28	800	797
Johnson & Johnson	6.950%	9/1/29	250	334
Johnson & Johnson	4.950%	5/15/33	550	650
Johnson & Johnson	4.375%	12/5/33	700	787
Johnson & Johnson	3.550%	3/1/36	350	352
Johnson & Johnson	3.625%	3/3/37	1,250	1,269
Johnson & Johnson	5.950%	8/15/37	645	841
Johnson & Johnson	3.400%	1/15/38	800	788
Johnson & Johnson	5.850%	7/15/38	325	417
Johnson & Johnson	4.500%	9/1/40	419	472
Johnson & Johnson	4.500%	12/5/43	550	627
Johnson & Johnson	3.700%	3/1/46	1,675	1,698
Johnson & Johnson	3.750%	3/3/47	975	995
Johnson & Johnson	3.500%	1/15/48	900	878
Kaiser Foundation Hospitals	3.500%	4/1/22	175	179
Kaiser Foundation Hospitals	3.150%	5/1/27	475	477
Kaiser Foundation Hospitals	4.875%	4/1/42	925	1,069
Kaiser Foundation Hospitals	4.150%	5/1/47	675	712
Kellogg Co.	4.000%	12/15/20	570	581
Kellogg Co.	3.250%	5/14/21	325	328
Kellogg Co.	2.650%	12/1/23	250	244
Kellogg Co.	3.250%	4/1/26	950	927
Kellogg Co.	3.400%	11/15/27	950	913
Kellogg Co.	4.300%	5/15/28	375	385
Kellogg Co.	7.450%	4/1/31	200	256
Kellogg Co.	4.500%	4/1/46	625	590
7 Keurig Dr Pepper Inc.	3.551%	5/25/21	850	859
7 Keurig Dr Pepper Inc.	4.057%	5/25/23	1,600	1,647
Keurig Dr Pepper Inc.	3.130%	12/15/23	1,350	1,339
7 Keurig Dr Pepper Inc.	4.417%	5/25/25	775	804
Keurig Dr Pepper Inc.	3.400%	11/15/25	250	244
Keurig Dr Pepper Inc.	2.550%	9/15/26	325	296
Keurig Dr Pepper Inc.	3.430%	6/15/27	475	461
7 Keurig Dr Pepper Inc.	4.597%	5/25/28	1,300	1,352
Keurig Dr Pepper Inc.	7.450%	5/1/38	41	52
7 Keurig Dr Pepper Inc.	4.985%	5/25/38	425	433
Keurig Dr Pepper Inc.	4.500%	11/15/45	825	754
Keurig Dr Pepper Inc.	4.420%	12/15/46	325	296
7 Keurig Dr Pepper Inc.	5.085%	5/25/48	375	386
Kimberly-Clark Corp.	1.850%	3/1/20	1,103	1,095
Kimberly-Clark Corp.	3.625%	8/1/20	250	253
Kimberly-Clark Corp.	3.875%	3/1/21	560	571
Kimberly-Clark Corp.	2.400%	3/1/22	250	248
Kimberly-Clark Corp.	2.400%	6/1/23	150	148
Kimberly-Clark Corp.	3.050%	8/15/25	100	101

Kimberly-Clark Corp.	2.750%	2/15/26	350	343
Kimberly-Clark Corp.	3.950%	11/1/28	375	400
Kimberly-Clark Corp.	5.300%	3/1/41	700	848
Kimberly-Clark Corp.	3.700%	6/1/43	175	171
Kimberly-Clark Corp.	3.200%	7/30/46	600	548
Kimberly-Clark Corp.	3.900%	5/4/47	100	103
Koninklijke Ahold Delhaize NV	5.700%	10/1/40	153	170
Koninklijke Philips NV	6.875%	3/11/38	300	400
Koninklijke Philips NV	5.000%	3/15/42	535	598
Kraft Foods Group Inc.	6.875%	1/26/39	825	935
Kraft Foods Group Inc.	6.500%	2/9/40	600	653
Kraft Foods Group Inc.	5.000%	6/4/42	1,755	1,661
Kraft Heinz Foods Co.	2.800%	7/2/20	2,500	2,494
Kraft Heinz Foods Co.	3.500%	7/15/22	720	727
Kraft Heinz Foods Co.	4.000%	6/15/23	1,278	1,315
Kraft Heinz Foods Co.	3.950%	7/15/25	1,625	1,638
Kraft Heinz Foods Co.	3.000%	6/1/26	1,625	1,523
Kraft Heinz Foods Co.	4.625%	1/30/29	1,025	1,053
Kraft Heinz Foods Co.	5.000%	7/15/35	825	811
Kraft Heinz Foods Co.	5.200%	7/15/45	1,375	1,326
Kraft Heinz Foods Co.	4.375%	6/1/46	1,975	1,713
Kroger Co.	3.300%	1/15/21	700	704
Kroger Co.	2.600%	2/1/21	200	199
Kroger Co.	2.950%	11/1/21	1,935	1,938
Kroger Co.	3.850%	8/1/23	325	334
Kroger Co.	4.000%	2/1/24	400	412
Kroger Co.	2.650%	10/15/26	750	691
Kroger Co.	3.700%	8/1/27	100	98
Kroger Co.	7.700%	6/1/29	200	246
Kroger Co.	8.000%	9/15/29	750	933
Kroger Co.	6.900%	4/15/38	300	361
Kroger Co.	5.400%	7/15/40	250	255
Kroger Co.	5.000%	4/15/42	350	337
Kroger Co.	5.150%	8/1/43	350	344
Kroger Co.	3.875%	10/15/46	325	270
Kroger Co.	4.450%	2/1/47	850	771
Kroger Co.	4.650%	1/15/48	425	396
Laboratory Corp. of America Holdings	3.200%	2/1/22	375	377
Laboratory Corp. of America Holdings	3.750%	8/23/22	225	230
Laboratory Corp. of America Holdings	3.250%	9/1/24	500	497
Laboratory Corp. of America Holdings	3.600%	2/1/25	825	821
Laboratory Corp. of America Holdings	3.600%	9/1/27	450	447
Laboratory Corp. of America Holdings	4.700%	2/1/45	750	732
Life Technologies Corp.	5.000%	1/15/21	375	386
4 Mayo Clinic	3.774%	11/15/43	625	626
4 Mayo Clinic	4.000%	11/15/47	150	153
4 Mayo Clinic	4.128%	11/15/52	125	131
McCormick & Co. Inc.	3.900%	7/15/21	100	102
McCormick & Co. Inc.	3.150%	8/15/24	600	599
McCormick & Co. Inc.	3.400%	8/15/27	600	587
McKesson Corp.	3.650%	11/30/20	725	735
McKesson Corp.	2.700%	12/15/22	2,370	2,342
McKesson Corp.	3.796%	3/15/24	100	102
McKesson Corp.	3.950%	2/16/28	150	150
Mead Johnson Nutrition Co.	3.000%	11/15/20	500	501
Mead Johnson Nutrition Co.	4.125%	11/15/25	475	504
Mead Johnson Nutrition Co.	5.900%	11/1/39	390	483

Mead Johnson Nutrition Co.	4.600%	6/1/44	325	357
Medco Health Solutions Inc.	4.125%	9/15/20	410	417
Medtronic Global Holdings SCA	3.350%	4/1/27	200	203
Medtronic Inc.	4.125%	3/15/21	410	422
Medtronic Inc.	3.125%	3/15/22	500	511
Medtronic Inc.	3.150%	3/15/22	2,950	3,004
Medtronic Inc.	3.625%	3/15/24	850	883
Medtronic Inc.	3.500%	3/15/25	3,285	3,384
Medtronic Inc.	4.375%	3/15/35	1,992	2,170
Medtronic Inc.	4.625%	3/15/45	1,077	1,232
Memorial Sloan-Kettering Cancer Center	5.000%	7/1/42	100	119
Memorial Sloan-Kettering Cancer Center	4.125%	7/1/52	450	467
Memorial Sloan-Kettering Cancer Center	4.200%	7/1/55	150	159
Merck & Co. Inc.	3.875%	1/15/21	625	639
Merck & Co. Inc.	2.350%	2/10/22	100	100
Merck & Co. Inc.	2.400%	9/15/22	925	921
Merck & Co. Inc.	2.800%	5/18/23	2,000	2,023
Merck & Co. Inc.	2.900%	3/7/24	800	810
Merck & Co. Inc.	2.750%	2/10/25	2,250	2,255
Merck & Co. Inc.	3.400%	3/7/29	1,750	1,796
Merck & Co. Inc.	6.500%	12/1/33	525	707
Merck & Co. Inc.	3.900%	3/7/39	600	619
Merck & Co. Inc.	3.600%	9/15/42	375	366
Merck & Co. Inc.	4.150%	5/18/43	805	854
Merck & Co. Inc.	3.700%	2/10/45	1,420	1,413
Merck & Co. Inc.	4.000%	3/7/49	1,600	1,663
Mercy Health	4.302%	7/1/28	175	188
Molson Coors Brewing Co.	2.100%	7/15/21	775	760
Molson Coors Brewing Co.	3.500%	5/1/22	75	76
Molson Coors Brewing Co.	3.000%	7/15/26	1,650	1,560
Molson Coors Brewing Co.	5.000%	5/1/42	700	686
Molson Coors Brewing Co.	4.200%	7/15/46	1,485	1,317
Mondelez International Inc.	3.625%	2/13/26	350	353
Mondelez International Inc.	4.625%	5/7/48	250	251
4 Montefiore Obligated Group	5.246%	11/1/48	500	522
4 Mount Sinai Hospitals Group Inc.	3.981%	7/1/48	200	195
Mylan Inc.	4.200%	11/29/23	705	723
Mylan Inc.	4.550%	4/15/28	575	561
Mylan Inc.	5.400%	11/29/43	550	515
Mylan Inc.	5.200%	4/15/48	600	546
Mylan NV	3.150%	6/15/21	975	969
Mylan NV	3.950%	6/15/26	1,000	954
Mylan NV	5.250%	6/15/46	775	700
New York & Presbyterian Hospital	4.024%	8/1/45	480	502
New York & Presbyterian Hospital	4.063%	8/1/56	425	437
Newell Brands Inc.	3.850%	4/1/23	1,435	1,418
Newell Brands Inc.	4.000%	12/1/24	400	385
Newell Brands Inc.	4.200%	4/1/26	1,525	1,455
Newell Brands Inc.	5.375%	4/1/36	887	805
Newell Brands Inc.	5.500%	4/1/46	435	389
Northwell Healthcare Inc.	3.979%	11/1/46	525	509
Northwell Healthcare Inc.	4.260%	11/1/47	850	857
Novartis Capital Corp.	4.400%	4/24/20	725	738
Novartis Capital Corp.	2.400%	5/17/22	1,500	1,489
Novartis Capital Corp.	2.400%	9/21/22	1,150	1,142
Novartis Capital Corp.	3.400%	5/6/24	1,000	1,035
Novartis Capital Corp.	3.000%	11/20/25	900	915

Novartis Capital Corp.	3.100%	5/17/27	900	905
Novartis Capital Corp.	3.700%	9/21/42	525	519
Novartis Capital Corp.	4.400%	5/6/44	1,575	1,741
Novartis Capital Corp.	4.000%	11/20/45	1,025	1,066
NYU Hospitals Center	4.784%	7/1/44	325	362
4 NYU Hospitals Center	4.368%	7/1/47	425	450
Orlando Health Obligated Group	4.089%	10/1/48	225	225
Partners Healthcare System Inc.	3.765%	7/1/48	150	144
Partners Healthcare System Inc.	4.117%	7/1/55	275	277
PeaceHealth Obligated Group	4.787%	11/15/48	300	340
PepsiCo Inc.	1.850%	4/30/20	1,475	1,464
PepsiCo Inc.	2.150%	10/14/20	1,075	1,070
PepsiCo Inc.	3.125%	11/1/20	30	30
PepsiCo Inc.	2.000%	4/15/21	100	99
PepsiCo Inc.	3.000%	8/25/21	1,070	1,082
PepsiCo Inc.	1.700%	10/6/21	300	294
PepsiCo Inc.	2.750%	3/5/22	1,650	1,665
PepsiCo Inc.	2.250%	5/2/22	275	273
PepsiCo Inc.	2.750%	3/1/23	1,000	1,008
PepsiCo Inc.	3.600%	3/1/24	1,675	1,747
PepsiCo Inc.	2.750%	4/30/25	1,725	1,728
PepsiCo Inc.	3.500%	7/17/25	1,425	1,477
PepsiCo Inc.	3.000%	10/15/27	1,800	1,790
PepsiCo Inc.	4.000%	3/5/42	541	563
PepsiCo Inc.	3.600%	8/13/42	725	712
PepsiCo Inc.	4.250%	10/22/44	875	945
PepsiCo Inc.	4.600%	7/17/45	435	494
PepsiCo Inc.	4.450%	4/14/46	1,075	1,198
PepsiCo Inc.	3.450%	10/6/46	1,175	1,134
PepsiCo Inc.	4.000%	5/2/47	450	469
PerkinElmer Inc.	5.000%	11/15/21	615	642
Perrigo Finance Unlimited Co.	3.500%	12/15/21	811	793
Perrigo Finance Unlimited Co.	3.900%	12/15/24	600	581
Perrigo Finance Unlimited Co.	4.375%	3/15/26	375	365
Perrigo Finance Unlimited Co.	4.900%	12/15/44	278	233
Pfizer Inc.	1.950%	6/3/21	900	888
Pfizer Inc.	3.000%	9/15/21	600	607
Pfizer Inc.	2.200%	12/15/21	825	819
Pfizer Inc.	2.800%	3/11/22	750	757
Pfizer Inc.	3.000%	6/15/23	1,136	1,156
Pfizer Inc.	3.200%	9/15/23	475	486
Pfizer Inc.	2.950%	3/15/24	500	506
Pfizer Inc.	3.400%	5/15/24	200	207
Pfizer Inc.	2.750%	6/3/26	800	788
Pfizer Inc.	3.000%	12/15/26	2,350	2,351
Pfizer Inc.	3.600%	9/15/28	600	625
Pfizer Inc.	3.450%	3/15/29	1,200	1,232
Pfizer Inc.	4.000%	12/15/36	1,050	1,085
Pfizer Inc.	4.100%	9/15/38	600	630
Pfizer Inc.	3.900%	3/15/39	1,250	1,284
Pfizer Inc.	7.200%	3/15/39	1,015	1,464
Pfizer Inc.	4.300%	6/15/43	750	797
Pfizer Inc.	4.400%	5/15/44	925	1,003
Pfizer Inc.	4.125%	12/15/46	1,175	1,234
Pfizer Inc.	4.200%	9/15/48	875	929
Pfizer Inc.	4.000%	3/15/49	1,600	1,654
Philip Morris International Inc.	1.875%	2/25/21	475	468

Philip Morris International Inc.	4.125%	5/17/21	195	200
Philip Morris International Inc.	2.375%	8/17/22	550	543
Philip Morris International Inc.	2.500%	11/2/22	1,600	1,586
Philip Morris International Inc.	2.625%	3/6/23	550	545
Philip Morris International Inc.	2.125%	5/10/23	450	438
Philip Morris International Inc.	3.600%	11/15/23	940	967
Philip Morris International Inc.	3.250%	11/10/24	875	888
Philip Morris International Inc.	3.375%	8/11/25	675	681
Philip Morris International Inc.	2.750%	2/25/26	1,205	1,173
Philip Morris International Inc.	3.125%	8/17/27	425	416
Philip Morris International Inc.	3.125%	3/2/28	400	389
Philip Morris International Inc.	6.375%	5/16/38	575	709
Philip Morris International Inc.	4.375%	11/15/41	1,175	1,143
Philip Morris International Inc.	4.500%	3/20/42	575	568
Philip Morris International Inc.	3.875%	8/21/42	75	69
Philip Morris International Inc.	4.125%	3/4/43	850	797
Philip Morris International Inc.	4.875%	11/15/43	800	834
Philip Morris International Inc.	4.250%	11/10/44	1,050	1,019
4 Procter & Gamble - Esop	9.360%	1/1/21	262	278
Procter & Gamble Co.	1.900%	10/23/20	675	670
Procter & Gamble Co.	1.850%	2/2/21	400	395
Procter & Gamble Co.	1.700%	11/3/21	1,000	980
Procter & Gamble Co.	3.100%	8/15/23	1,025	1,050
Procter & Gamble Co.	2.700%	2/2/26	300	299
Procter & Gamble Co.	2.450%	11/3/26	800	780
Procter & Gamble Co.	3.500%	10/25/47	600	600
Providence St. Joseph Health Obligated
Group	2.746%	10/1/26	125	120
4 Providence St. Joseph Health Obligated
Group	3.744%	10/1/47	325	311
4 Providence St. Joseph Health Obligated
Group	3.930%	10/1/48	400	402
Quest Diagnostics Inc.	4.250%	4/1/24	300	310
Quest Diagnostics Inc.	3.500%	3/30/25	250	250
Quest Diagnostics Inc.	3.450%	6/1/26	425	421
Quest Diagnostics Inc.	4.200%	6/30/29	1,000	1,024
Quest Diagnostics Inc.	5.750%	1/30/40	61	67
Quest Diagnostics Inc.	4.700%	3/30/45	200	199
Reynolds American Inc.	3.250%	6/12/20	825	827
Reynolds American Inc.	4.000%	6/12/22	600	611
Reynolds American Inc.	4.850%	9/15/23	250	263
Reynolds American Inc.	4.450%	6/12/25	2,231	2,288
Reynolds American Inc.	5.700%	8/15/35	650	670
Reynolds American Inc.	8.125%	5/1/40	400	494
Reynolds American Inc.	7.000%	8/4/41	150	167
Reynolds American Inc.	5.850%	8/15/45	1,785	1,831
RWJ Barnabas Health Inc.	3.949%	7/1/46	350	343
Sanofi	4.000%	3/29/21	1,360	1,398
Sanofi	3.375%	6/19/23	1,050	1,079
Sanofi	3.625%	6/19/28	1,000	1,038
Shire Acquisitions Investments Ireland DAC	2.400%	9/23/21	2,650	2,619
Shire Acquisitions Investments Ireland DAC	2.875%	9/23/23	2,350	2,312
Shire Acquisitions Investments Ireland DAC	3.200%	9/23/26	2,335	2,254
SSM Health Care Corp.	3.688%	6/1/23	725	744
SSM Health Care Corp.	3.823%	6/1/27	375	381
Stanford Health Care	3.795%	11/15/48	450	453
Stryker Corp.	2.625%	3/15/21	625	624

Stryker Corp.	3.375%	5/15/24	1,000	1,024
Stryker Corp.	3.375%	11/1/25	500	506
Stryker Corp.	3.500%	3/15/26	890	899
Stryker Corp.	3.650%	3/7/28	450	461
Stryker Corp.	4.100%	4/1/43	325	319
Stryker Corp.	4.375%	5/15/44	275	281
Stryker Corp.	4.625%	3/15/46	455	483
Sutter Health	3.695%	8/15/28	300	309
Sutter Health	4.091%	8/15/48	375	387
Sysco Corp.	2.600%	10/1/20	425	423
Sysco Corp.	2.500%	7/15/21	300	297
Sysco Corp.	2.600%	6/12/22	346	342
Sysco Corp.	3.750%	10/1/25	425	436
Sysco Corp.	3.300%	7/15/26	975	965
Sysco Corp.	3.250%	7/15/27	1,675	1,634
Sysco Corp.	4.850%	10/1/45	125	134
Sysco Corp.	4.500%	4/1/46	550	557
Sysco Corp.	4.450%	3/15/48	425	431
7 Takeda Pharmaceutical Co. Ltd.	3.800%	11/26/20	800	812
7 Takeda Pharmaceutical Co. Ltd.	4.000%	11/26/21	850	868
7 Takeda Pharmaceutical Co. Ltd.	4.400%	11/26/23	850	889
7 Takeda Pharmaceutical Co. Ltd.	5.000%	11/26/28	1,460	1,577
4 Texas Health Resources	4.330%	11/15/55	100	107
Thermo Fisher Scientific Inc.	4.500%	3/1/21	500	515
Thermo Fisher Scientific Inc.	3.600%	8/15/21	700	711
Thermo Fisher Scientific Inc.	3.300%	2/15/22	600	608
Thermo Fisher Scientific Inc.	3.150%	1/15/23	2,575	2,586
Thermo Fisher Scientific Inc.	3.000%	4/15/23	475	474
Thermo Fisher Scientific Inc.	3.650%	12/15/25	300	307
Thermo Fisher Scientific Inc.	2.950%	9/19/26	800	770
Thermo Fisher Scientific Inc.	3.200%	8/15/27	650	634
Thermo Fisher Scientific Inc.	5.300%	2/1/44	350	400
Thermo Fisher Scientific Inc.	4.100%	8/15/47	400	397
Toledo Hospital	5.325%	11/15/28	275	291
Trinity Health Corp.	4.125%	12/1/45	450	456
Tupperware Brands Corp.	4.750%	6/1/21	430	440
Tyson Foods Inc.	2.250%	8/23/21	50	49
Tyson Foods Inc.	4.500%	6/15/22	725	755
Tyson Foods Inc.	3.900%	9/28/23	475	483
Tyson Foods Inc.	3.950%	8/15/24	1,125	1,158
Tyson Foods Inc.	3.550%	6/2/27	1,025	1,007
Tyson Foods Inc.	4.350%	3/1/29	800	827
Tyson Foods Inc.	4.875%	8/15/34	425	442
Tyson Foods Inc.	5.150%	8/15/44	350	353
Tyson Foods Inc.	4.550%	6/2/47	450	425
Tyson Foods Inc.	5.100%	9/28/48	1,250	1,275
Unilever Capital Corp.	2.100%	7/30/20	725	720
Unilever Capital Corp.	4.250%	2/10/21	805	830
Unilever Capital Corp.	2.750%	3/22/21	500	502
Unilever Capital Corp.	1.375%	7/28/21	400	389
Unilever Capital Corp.	3.000%	3/7/22	450	455
Unilever Capital Corp.	3.250%	3/7/24	2,600	2,649
Unilever Capital Corp.	2.600%	5/5/24	875	863
Unilever Capital Corp.	3.100%	7/30/25	550	553
Unilever Capital Corp.	2.000%	7/28/26	550	511
Unilever Capital Corp.	3.500%	3/22/28	1,250	1,283
Whirlpool Corp.	4.850%	6/15/21	200	207

Whirlpool Corp.	4.700%	6/1/22	775	807
Whirlpool Corp.	4.000%	3/1/24	275	282
Whirlpool Corp.	3.700%	5/1/25	400	401
Whirlpool Corp.	4.750%	2/26/29	500	514
Whirlpool Corp.	4.500%	6/1/46	488	432
Wyeth LLC	7.250%	3/1/23	350	408
Wyeth LLC	6.450%	2/1/24	3,280	3,821
Wyeth LLC	6.500%	2/1/34	500	671
Wyeth LLC	6.000%	2/15/36	410	517
Wyeth LLC	5.950%	4/1/37	1,655	2,106
Zeneca Wilmington Inc.	7.000%	11/15/23	600	695
Zimmer Biomet Holdings Inc.	2.700%	4/1/20	1,950	1,943
Zimmer Biomet Holdings Inc.	3.375%	11/30/21	770	779
Zimmer Biomet Holdings Inc.	3.150%	4/1/22	650	649
Zimmer Biomet Holdings Inc.	3.700%	3/19/23	225	227
Zimmer Biomet Holdings Inc.	3.550%	4/1/25	1,375	1,352
Zimmer Biomet Holdings Inc.	5.750%	11/30/39	200	216
Zimmer Biomet Holdings Inc.	4.450%	8/15/45	430	406
Zoetis Inc.	3.450%	11/13/20	325	328
Zoetis Inc.	3.250%	8/20/21	250	252
Zoetis Inc.	3.250%	2/1/23	1,475	1,488
Zoetis Inc.	4.500%	11/13/25	350	369
Zoetis Inc.	3.000%	9/12/27	700	673
Zoetis Inc.	3.900%	8/20/28	400	408
Zoetis Inc.	4.700%	2/1/43	825	876
Zoetis Inc.	3.950%	9/12/47	450	431
Zoetis Inc.	4.450%	8/20/48	325	334

Energy (1.0%)
Anadarko Finance Co.	7.500%	5/1/31	500	615
Anadarko Petroleum Corp.	4.850%	3/15/21	160	166
Anadarko Petroleum Corp.	5.550%	3/15/26	1,650	1,799
Anadarko Petroleum Corp.	6.450%	9/15/36	1,000	1,152
Anadarko Petroleum Corp.	7.950%	6/15/39	125	159
Anadarko Petroleum Corp.	6.200%	3/15/40	1,290	1,453
Anadarko Petroleum Corp.	4.500%	7/15/44	1,275	1,200
Andeavor Logistics LP / Tesoro Logistics
Finance Corp.	3.500%	12/1/22	150	151
Andeavor Logistics LP / Tesoro Logistics
Finance Corp.	4.250%	12/1/27	1,510	1,521
Andeavor Logistics LP / Tesoro Logistics
Finance Corp.	5.200%	12/1/47	400	400
Apache Corp.	3.625%	2/1/21	163	165
Apache Corp.	3.250%	4/15/22	678	678
Apache Corp.	2.625%	1/15/23	87	85
Apache Corp.	4.375%	10/15/28	850	855
Apache Corp.	7.750%	12/15/29	225	277
Apache Corp.	6.000%	1/15/37	709	774
Apache Corp.	5.100%	9/1/40	1,115	1,104
Apache Corp.	5.250%	2/1/42	475	479
Apache Corp.	4.750%	4/15/43	900	849
Apache Corp.	4.250%	1/15/44	800	710
Baker Hughes a GE Co. LLC	5.125%	9/15/40	820	861
Baker Hughes a GE Co. LLC / Baker
Hughes Co-Obligor Inc.	2.773%	12/15/22	1,340	1,332
Baker Hughes a GE Co. LLC / Baker
Hughes Co-Obligor Inc.	3.337%	12/15/27	550	535

Baker Hughes a GE Co. LLC / Baker
Hughes Co-Obligor Inc.	4.080%	12/15/47	1,370	1,252
Boardwalk Pipelines LP	3.375%	2/1/23	310	304
Boardwalk Pipelines LP	4.950%	12/15/24	525	544
Boardwalk Pipelines LP	5.950%	6/1/26	700	742
Boardwalk Pipelines LP	4.450%	7/15/27	300	294
BP Capital Markets America Inc.	4.500%	10/1/20	1,225	1,258
BP Capital Markets America Inc.	4.742%	3/11/21	1,010	1,049
BP Capital Markets America Inc.	2.112%	9/16/21	1,000	987
BP Capital Markets America Inc.	3.245%	5/6/22	1,076	1,095
BP Capital Markets America Inc.	2.520%	9/19/22	450	446
BP Capital Markets America Inc.	2.750%	5/10/23	1,825	1,818
BP Capital Markets America Inc.	3.216%	11/28/23	5,100	5,171
BP Capital Markets America Inc.	3.796%	9/21/25	575	595
BP Capital Markets America Inc.	3.410%	2/11/26	800	816
BP Capital Markets America Inc.	3.119%	5/4/26	2,800	2,790
BP Capital Markets America Inc.	3.937%	9/21/28	800	839
BP Capital Markets America Inc.	4.234%	11/6/28	800	854
BP Capital Markets plc	3.561%	11/1/21	1,775	1,812
BP Capital Markets plc	3.062%	3/17/22	450	455
BP Capital Markets plc	2.500%	11/6/22	889	884
BP Capital Markets plc	3.994%	9/26/23	350	367
BP Capital Markets plc	3.535%	11/4/24	1,335	1,378
BP Capital Markets plc	3.506%	3/17/25	750	765
BP Capital Markets plc	3.279%	9/19/27	1,750	1,745
BP Capital Markets plc	3.723%	11/28/28	610	632
Buckeye Partners LP	3.950%	12/1/26	2,175	2,073
Buckeye Partners LP	4.125%	12/1/27	150	143
Buckeye Partners LP	5.850%	11/15/43	350	349
Buckeye Partners LP	5.600%	10/15/44	175	168
Burlington Resources Finance Co.	7.400%	12/1/31	600	825
Canadian Natural Resources Ltd.	3.450%	11/15/21	1,175	1,188
Canadian Natural Resources Ltd.	2.950%	1/15/23	800	793
Canadian Natural Resources Ltd.	3.800%	4/15/24	400	408
Canadian Natural Resources Ltd.	3.850%	6/1/27	900	899
Canadian Natural Resources Ltd.	7.200%	1/15/32	500	624
Canadian Natural Resources Ltd.	6.450%	6/30/33	400	482
Canadian Natural Resources Ltd.	5.850%	2/1/35	475	534
Canadian Natural Resources Ltd.	6.500%	2/15/37	500	609
Canadian Natural Resources Ltd.	6.250%	3/15/38	750	903
Canadian Natural Resources Ltd.	6.750%	2/1/39	1,000	1,242
Canadian Natural Resources Ltd.	4.950%	6/1/47	300	324
Cenovus Energy Inc.	5.700%	10/15/19	135	137
Cenovus Energy Inc.	4.250%	4/15/27	2,000	1,965
Cenovus Energy Inc.	5.250%	6/15/37	500	496
Cenovus Energy Inc.	6.750%	11/15/39	900	1,002
Cenovus Energy Inc.	5.200%	9/15/43	880	828
Cenovus Energy Inc.	5.400%	6/15/47	725	723
Chevron Corp.	2.419%	11/17/20	600	599
Chevron Corp.	2.100%	5/16/21	1,200	1,191
Chevron Corp.	2.498%	3/3/22	400	400
Chevron Corp.	2.355%	12/5/22	5,995	5,953
Chevron Corp.	3.191%	6/24/23	1,175	1,202
Chevron Corp.	2.895%	3/3/24	100	101
Chevron Corp.	3.326%	11/17/25	200	207
Chevron Corp.	2.954%	5/16/26	1,175	1,183
Cimarex Energy Co.	4.375%	6/1/24	500	519

Cimarex Energy Co.	3.900%	5/15/27	600	598
Cimarex Energy Co.	4.375%	3/15/29	400	412
Columbia Pipeline Group Inc.	3.300%	6/1/20	525	527
Columbia Pipeline Group Inc.	4.500%	6/1/25	1,155	1,205
Columbia Pipeline Group Inc.	5.800%	6/1/45	350	398
Concho Resources Inc.	3.750%	10/1/27	200	198
Concho Resources Inc.	4.300%	8/15/28	1,375	1,416
Concho Resources Inc.	4.875%	10/1/47	675	712
Concho Resources Inc.	4.850%	8/15/48	500	525
ConocoPhillips	5.900%	10/15/32	200	249
ConocoPhillips	5.900%	5/15/38	1,555	1,957
ConocoPhillips	6.500%	2/1/39	2,160	2,909
ConocoPhillips Canada Funding Co. I	5.950%	10/15/36	400	508
ConocoPhillips Co.	4.950%	3/15/26	2,693	3,006
ConocoPhillips Co.	4.150%	11/15/34	90	93
ConocoPhillips Co.	4.300%	11/15/44	695	742
ConocoPhillips Holding Co.	6.950%	4/15/29	875	1,134
Continental Resources Inc.	4.500%	4/15/23	450	465
Continental Resources Inc.	3.800%	6/1/24	800	807
Continental Resources Inc.	4.375%	1/15/28	900	926
Continental Resources Inc.	4.900%	6/1/44	670	680
Devon Energy Corp.	4.000%	7/15/21	300	306
Devon Energy Corp.	3.250%	5/15/22	500	504
Devon Energy Corp.	7.950%	4/15/32	245	325
Devon Energy Corp.	5.600%	7/15/41	1,060	1,166
Devon Energy Corp.	4.750%	5/15/42	750	757
Devon Financing Co. LLC	7.875%	9/30/31	1,025	1,342
Dominion Energy Gas Holdings LLC	2.800%	11/15/20	500	499
Dominion Energy Gas Holdings LLC	3.550%	11/1/23	250	253
Dominion Energy Gas Holdings LLC	3.600%	12/15/24	250	253
Dominion Energy Gas Holdings LLC	4.800%	11/1/43	500	539
Dominion Energy Gas Holdings LLC	4.600%	12/15/44	400	416
Enable Midstream Partners LP	3.900%	5/15/24	250	248
Enable Midstream Partners LP	4.400%	3/15/27	800	782
Enable Midstream Partners LP	4.950%	5/15/28	300	305
Enable Midstream Partners LP	5.000%	5/15/44	350	312
Enbridge Energy Partners LP	4.200%	9/15/21	325	333
Enbridge Energy Partners LP	5.875%	10/15/25	400	452
Enbridge Energy Partners LP	7.500%	4/15/38	300	404
Enbridge Energy Partners LP	5.500%	9/15/40	75	84
Enbridge Energy Partners LP	7.375%	10/15/45	800	1,110
Enbridge Inc.	2.900%	7/15/22	450	449
Enbridge Inc.	4.250%	12/1/26	650	674
Enbridge Inc.	3.700%	7/15/27	800	803
Enbridge Inc.	4.500%	6/10/44	525	531
Encana Corp.	7.375%	11/1/31	500	630
Encana Corp.	6.500%	8/15/34	1,625	1,941
Encana Corp.	6.625%	8/15/37	350	415
Encana Corp.	6.500%	2/1/38	475	559
Energy Transfer Operating LP	4.250%	3/15/23	1,600	1,642
Energy Transfer Operating LP	5.500%	6/1/27	1,120	1,213
Energy Transfer Operating LP	4.150%	10/1/20	1,125	1,144
Energy Transfer Operating LP	4.650%	6/1/21	620	639
Energy Transfer Operating LP	5.200%	2/1/22	800	841
Energy Transfer Operating LP	4.200%	9/15/23	100	103
Energy Transfer Operating LP	4.050%	3/15/25	2,000	2,028
Energy Transfer Operating LP	4.750%	1/15/26	300	313

Energy Transfer Operating LP	4.200%	4/15/27	300	299
Energy Transfer Operating LP	5.250%	4/15/29	1,200	1,288
Energy Transfer Operating LP	6.250%	4/15/49	1,400	1,567
Energy Transfer Partners LP	3.600%	2/1/23	825	832
Energy Transfer Partners LP	4.950%	6/15/28	1,030	1,082
Energy Transfer Partners LP	4.900%	3/15/35	250	239
Energy Transfer Partners LP	6.625%	10/15/36	150	168
Energy Transfer Partners LP	5.800%	6/15/38	1,230	1,301
Energy Transfer Partners LP	7.500%	7/1/38	500	611
Energy Transfer Partners LP	6.050%	6/1/41	575	606
Energy Transfer Partners LP	6.500%	2/1/42	300	333
Energy Transfer Partners LP	5.150%	2/1/43	425	407
Energy Transfer Partners LP	5.150%	3/15/45	150	145
Energy Transfer Partners LP	6.125%	12/15/45	1,650	1,779
Energy Transfer Partners LP	5.300%	4/15/47	1,300	1,280
Energy Transfer Partners LP	6.000%	6/15/48	850	917
Enterprise Products Operating LLC	5.200%	9/1/20	435	450
Enterprise Products Operating LLC	2.800%	2/15/21	400	400
Enterprise Products Operating LLC	3.500%	2/1/22	300	306
Enterprise Products Operating LLC	4.050%	2/15/22	175	181
Enterprise Products Operating LLC	3.350%	3/15/23	350	355
Enterprise Products Operating LLC	3.900%	2/15/24	2,050	2,135
Enterprise Products Operating LLC	3.750%	2/15/25	650	671
Enterprise Products Operating LLC	3.700%	2/15/26	600	617
Enterprise Products Operating LLC	3.950%	2/15/27	200	207
Enterprise Products Operating LLC	4.150%	10/16/28	300	315
Enterprise Products Operating LLC	6.875%	3/1/33	1,400	1,803
Enterprise Products Operating LLC	7.550%	4/15/38	300	406
Enterprise Products Operating LLC	5.950%	2/1/41	495	596
Enterprise Products Operating LLC	4.850%	8/15/42	850	895
Enterprise Products Operating LLC	4.450%	2/15/43	600	604
Enterprise Products Operating LLC	4.850%	3/15/44	1,780	1,892
Enterprise Products Operating LLC	5.100%	2/15/45	159	174
Enterprise Products Operating LLC	4.900%	5/15/46	2,260	2,412
Enterprise Products Operating LLC	4.250%	2/15/48	900	877
Enterprise Products Operating LLC	4.800%	2/1/49	600	633
Enterprise Products Operating LLC	4.950%	10/15/54	200	210
4 Enterprise Products Operating LLC	5.250%	8/16/77	400	367
4 Enterprise Products Operating LLC	5.375%	2/15/78	1,225	1,089
EOG Resources Inc.	4.100%	2/1/21	350	358
EOG Resources Inc.	2.625%	3/15/23	4,825	4,790
EOG Resources Inc.	4.150%	1/15/26	600	636
EQM Midstream Partners LP	4.125%	12/1/26	500	466
EQM Midstream Partners LP	5.500%	7/15/28	700	707
EQT Corp.	2.500%	10/1/20	200	197
EQT Corp.	4.875%	11/15/21	600	619
EQT Corp.	3.000%	10/1/22	600	589
EQT Corp.	3.900%	10/1/27	875	819
EQT Midstream Partners LP	4.750%	7/15/23	1,225	1,250
EQT Midstream Partners LP	6.500%	7/15/48	465	469
Exxon Mobil Corp.	2.222%	3/1/21	1,500	1,492
Exxon Mobil Corp.	2.397%	3/6/22	1,250	1,249
Exxon Mobil Corp.	2.726%	3/1/23	2,930	2,952
Exxon Mobil Corp.	2.709%	3/6/25	1,100	1,100
Exxon Mobil Corp.	3.043%	3/1/26	1,350	1,370
Exxon Mobil Corp.	3.567%	3/6/45	2,650	2,658
Halliburton Co.	3.250%	11/15/21	1,085	1,097

Halliburton Co.	3.500%	8/1/23	950	972
Halliburton Co.	3.800%	11/15/25	2,250	2,299
Halliburton Co.	4.850%	11/15/35	1,000	1,049
Halliburton Co.	6.700%	9/15/38	580	728
Halliburton Co.	7.450%	9/15/39	450	611
Halliburton Co.	4.500%	11/15/41	675	670
Halliburton Co.	4.750%	8/1/43	725	745
Halliburton Co.	5.000%	11/15/45	1,075	1,145
Helmerich & Payne Inc.	4.650%	3/15/25	300	313
Hess Corp.	3.500%	7/15/24	245	241
Hess Corp.	4.300%	4/1/27	500	495
Hess Corp.	7.875%	10/1/29	375	451
Hess Corp.	7.300%	8/15/31	35	41
Hess Corp.	7.125%	3/15/33	415	482
Hess Corp.	6.000%	1/15/40	1,265	1,316
Hess Corp.	5.600%	2/15/41	1,000	1,015
Hess Corp.	5.800%	4/1/47	175	182
HollyFrontier Corp.	5.875%	4/1/26	760	811
Husky Energy Inc.	3.950%	4/15/22	450	460
Husky Energy Inc.	4.000%	4/15/24	500	510
Husky Energy Inc.	4.400%	4/15/29	1,000	1,015
Husky Energy Inc.	6.800%	9/15/37	300	361
Kerr-McGee Corp.	6.950%	7/1/24	1,000	1,151
Kerr-McGee Corp.	7.875%	9/15/31	150	190
Kinder Morgan Energy Partners LP	6.500%	4/1/20	1,850	1,914
Kinder Morgan Energy Partners LP	5.800%	3/1/21	750	787
Kinder Morgan Energy Partners LP	5.000%	10/1/21	1,923	2,007
Kinder Morgan Energy Partners LP	4.150%	3/1/22	105	108
Kinder Morgan Energy Partners LP	3.950%	9/1/22	725	745
Kinder Morgan Energy Partners LP	3.500%	9/1/23	465	471
Kinder Morgan Energy Partners LP	4.300%	5/1/24	425	442
Kinder Morgan Energy Partners LP	4.250%	9/1/24	850	885
Kinder Morgan Energy Partners LP	7.300%	8/15/33	175	220
Kinder Morgan Energy Partners LP	5.800%	3/15/35	300	330
Kinder Morgan Energy Partners LP	6.500%	2/1/37	400	461
Kinder Morgan Energy Partners LP	6.950%	1/15/38	335	407
Kinder Morgan Energy Partners LP	6.500%	9/1/39	1,575	1,844
Kinder Morgan Energy Partners LP	6.550%	9/15/40	1,000	1,165
Kinder Morgan Energy Partners LP	7.500%	11/15/40	300	385
Kinder Morgan Energy Partners LP	5.000%	8/15/42	675	678
Kinder Morgan Energy Partners LP	4.700%	11/1/42	1,122	1,086
Kinder Morgan Energy Partners LP	5.000%	3/1/43	500	502
Kinder Morgan Energy Partners LP	5.500%	3/1/44	500	535
Kinder Morgan Inc.	3.150%	1/15/23	300	301
Kinder Morgan Inc.	4.300%	6/1/25	1,000	1,042
Kinder Morgan Inc.	4.300%	3/1/28	1,500	1,549
Kinder Morgan Inc.	7.800%	8/1/31	330	427
Kinder Morgan Inc.	7.750%	1/15/32	1,025	1,327
Kinder Morgan Inc.	5.300%	12/1/34	825	892
Kinder Morgan Inc.	5.550%	6/1/45	1,075	1,174
Kinder Morgan Inc.	5.050%	2/15/46	928	953
Magellan Midstream Partners LP	5.000%	3/1/26	450	490
Magellan Midstream Partners LP	5.150%	10/15/43	350	381
Magellan Midstream Partners LP	4.250%	9/15/46	300	294
Magellan Midstream Partners LP	4.200%	10/3/47	800	777
Magellan Midstream Partners LP	4.850%	2/1/49	530	561
Marathon Oil Corp.	2.700%	6/1/20	500	497

Marathon Oil Corp.	2.800%	11/1/22	785	777
Marathon Oil Corp.	3.850%	6/1/25	710	721
Marathon Oil Corp.	4.400%	7/15/27	750	772
Marathon Oil Corp.	6.800%	3/15/32	1,080	1,286
Marathon Oil Corp.	5.200%	6/1/45	400	429
Marathon Petroleum Corp.	3.400%	12/15/20	700	706
Marathon Petroleum Corp.	5.125%	3/1/21	800	833
7 Marathon Petroleum Corp.	5.375%	10/1/22	50	51
7 Marathon Petroleum Corp.	4.750%	12/15/23	1,920	2,026
7 Marathon Petroleum Corp.	5.125%	12/15/26	735	790
7 Marathon Petroleum Corp.	3.800%	4/1/28	800	794
Marathon Petroleum Corp.	6.500%	3/1/41	1,450	1,768
Marathon Petroleum Corp.	4.750%	9/15/44	250	249
7 Marathon Petroleum Corp.	4.500%	4/1/48	375	360
Marathon Petroleum Corp.	5.000%	9/15/54	500	497
MPLX LP	3.375%	3/15/23	400	403
MPLX LP	4.500%	7/15/23	1,200	1,259
MPLX LP	4.875%	12/1/24	1,000	1,070
MPLX LP	4.875%	6/1/25	600	639
MPLX LP	4.125%	3/1/27	1,000	1,008
MPLX LP	4.000%	3/15/28	1,000	992
MPLX LP	4.800%	2/15/29	450	473
MPLX LP	4.500%	4/15/38	1,275	1,212
MPLX LP	5.200%	3/1/47	1,500	1,518
MPLX LP	4.700%	4/15/48	1,000	959
MPLX LP	5.500%	2/15/49	625	667
MPLX LP	4.900%	4/15/58	550	517
National Fuel Gas Co.	3.750%	3/1/23	375	376
National Fuel Gas Co.	3.950%	9/15/27	200	193
National Fuel Gas Co.	4.750%	9/1/28	675	685
National Oilwell Varco Inc.	2.600%	12/1/22	1,575	1,546
National Oilwell Varco Inc.	3.950%	12/1/42	700	594
Newfield Exploration Co.	5.750%	1/30/22	600	641
Newfield Exploration Co.	5.625%	7/1/24	600	656
Newfield Exploration Co.	5.375%	1/1/26	800	864
Noble Energy Inc.	4.150%	12/15/21	875	896
Noble Energy Inc.	3.850%	1/15/28	450	444
Noble Energy Inc.	6.000%	3/1/41	1,210	1,341
Noble Energy Inc.	5.250%	11/15/43	450	459
Noble Energy Inc.	4.950%	8/15/47	950	947
Occidental Petroleum Corp.	4.100%	2/1/21	1,700	1,739
Occidental Petroleum Corp.	3.125%	2/15/22	650	660
Occidental Petroleum Corp.	2.600%	4/15/22	125	125
Occidental Petroleum Corp.	2.700%	2/15/23	978	977
Occidental Petroleum Corp.	3.500%	6/15/25	600	618
Occidental Petroleum Corp.	3.400%	4/15/26	425	433
Occidental Petroleum Corp.	4.625%	6/15/45	725	789
Occidental Petroleum Corp.	4.400%	4/15/46	725	769
Occidental Petroleum Corp.	4.100%	2/15/47	600	616
Occidental Petroleum Corp.	4.200%	3/15/48	800	834
ONEOK Inc.	7.500%	9/1/23	1,425	1,649
ONEOK Inc.	4.000%	7/13/27	150	150
ONEOK Inc.	4.550%	7/15/28	600	621
ONEOK Inc.	4.950%	7/13/47	600	592
ONEOK Inc.	5.200%	7/15/48	425	436
ONEOK Partners LP	3.375%	10/1/22	2,150	2,166
ONEOK Partners LP	4.900%	3/15/25	450	478

ONEOK Partners LP	6.650%	10/1/36	360	417
ONEOK Partners LP	6.125%	2/1/41	1,340	1,486
Patterson-UTI Energy Inc.	3.950%	2/1/28	425	404
Petro-Canada	5.350%	7/15/33	450	507
Petro-Canada	5.950%	5/15/35	500	591
Petro-Canada	6.800%	5/15/38	250	323
Phillips 66	4.300%	4/1/22	1,105	1,154
Phillips 66	3.900%	3/15/28	1,300	1,323
Phillips 66	4.650%	11/15/34	300	323
Phillips 66	5.875%	5/1/42	900	1,091
Phillips 66	4.875%	11/15/44	1,615	1,772
Phillips 66 Partners LP	3.605%	2/15/25	350	351
Phillips 66 Partners LP	3.550%	10/1/26	400	393
Phillips 66 Partners LP	3.750%	3/1/28	100	98
Phillips 66 Partners LP	4.680%	2/15/45	250	247
Phillips 66 Partners LP	4.900%	10/1/46	550	558
Pioneer Natural Resources Co.	3.950%	7/15/22	1,075	1,106
Pioneer Natural Resources Co.	4.450%	1/15/26	865	909
Plains All American Pipeline LP / PAA
Finance Corp.	5.000%	2/1/21	625	642
Plains All American Pipeline LP / PAA
Finance Corp.	3.650%	6/1/22	100	101
Plains All American Pipeline LP / PAA
Finance Corp.	2.850%	1/31/23	1,493	1,461
Plains All American Pipeline LP / PAA
Finance Corp.	3.600%	11/1/24	2,155	2,148
Plains All American Pipeline LP / PAA
Finance Corp.	4.650%	10/15/25	400	416
Plains All American Pipeline LP / PAA
Finance Corp.	4.500%	12/15/26	350	358
Plains All American Pipeline LP / PAA
Finance Corp.	6.650%	1/15/37	350	393
Plains All American Pipeline LP / PAA
Finance Corp.	4.300%	1/31/43	1,250	1,097
Plains All American Pipeline LP / PAA
Finance Corp.	4.900%	2/15/45	500	474
Regency Energy Partners LP / Regency
Energy Finance Corp.	5.875%	3/1/22	700	748
Regency Energy Partners LP / Regency
Energy Finance Corp.	5.000%	10/1/22	1,050	1,107
Regency Energy Partners LP / Regency
Energy Finance Corp.	4.500%	11/1/23	475	495
Sabine Pass Liquefaction LLC	5.625%	2/1/21	2,600	2,701
Sabine Pass Liquefaction LLC	6.250%	3/15/22	1,465	1,582
Sabine Pass Liquefaction LLC	5.625%	4/15/23	1,200	1,301
Sabine Pass Liquefaction LLC	5.750%	5/15/24	1,700	1,872
Sabine Pass Liquefaction LLC	5.625%	3/1/25	1,525	1,678
Sabine Pass Liquefaction LLC	5.875%	6/30/26	2,400	2,670
Sabine Pass Liquefaction LLC	5.000%	3/15/27	600	636
Sabine Pass Liquefaction LLC	4.200%	3/15/28	600	605
Schlumberger Investment SA	3.650%	12/1/23	1,190	1,234
Shell International Finance BV	2.125%	5/11/20	400	398
Shell International Finance BV	2.250%	11/10/20	400	398
Shell International Finance BV	1.875%	5/10/21	1,475	1,456
Shell International Finance BV	1.750%	9/12/21	1,000	981
Shell International Finance BV	2.375%	8/21/22	975	969
Shell International Finance BV	2.250%	1/6/23	800	789

Shell International Finance BV	3.400%	8/12/23	400	412
Shell International Finance BV	3.250%	5/11/25	990	1,009
Shell International Finance BV	2.875%	5/10/26	2,300	2,289
Shell International Finance BV	2.500%	9/12/26	400	387
Shell International Finance BV	3.875%	11/13/28	500	528
Shell International Finance BV	4.125%	5/11/35	2,025	2,154
Shell International Finance BV	6.375%	12/15/38	820	1,114
Shell International Finance BV	5.500%	3/25/40	1,075	1,334
Shell International Finance BV	3.625%	8/21/42	450	440
Shell International Finance BV	4.550%	8/12/43	1,000	1,108
Shell International Finance BV	4.375%	5/11/45	3,205	3,486
Shell International Finance BV	4.000%	5/10/46	1,900	1,977
Shell International Finance BV	3.750%	9/12/46	1,025	1,020
Southern Natural Gas Co. LLC / Southern
Natural Issuing Corp.	4.400%	6/15/21	345	354
Spectra Energy Partners LP	4.750%	3/15/24	800	851
Spectra Energy Partners LP	3.500%	3/15/25	800	801
Spectra Energy Partners LP	3.375%	10/15/26	275	271
Spectra Energy Partners LP	4.500%	3/15/45	1,325	1,333
Suncor Energy Inc.	6.500%	6/15/38	1,540	1,949
Suncor Energy Inc.	6.850%	6/1/39	810	1,062
Suncor Energy Inc.	4.000%	11/15/47	700	687
Sunoco Logistics Partners Operations LP	4.400%	4/1/21	2,550	2,617
Sunoco Logistics Partners Operations LP	4.650%	2/15/22	250	260
Sunoco Logistics Partners Operations LP	4.250%	4/1/24	900	927
Sunoco Logistics Partners Operations LP	5.950%	12/1/25	300	334
Sunoco Logistics Partners Operations LP	4.000%	10/1/27	500	495
Sunoco Logistics Partners Operations LP	4.950%	1/15/43	300	278
Sunoco Logistics Partners Operations LP	5.300%	4/1/44	950	927
Sunoco Logistics Partners Operations LP	5.350%	5/15/45	725	713
Sunoco Logistics Partners Operations LP	5.400%	10/1/47	700	698
TC PipeLines LP	3.900%	5/25/27	200	198
TechnipFMC plc	3.450%	10/1/22	350	354
Tennessee Gas Pipeline Co. LLC	7.000%	3/15/27	260	308
Texas Eastern Transmission LP	7.000%	7/15/32	500	626
Total Capital Canada Ltd.	2.750%	7/15/23	825	826
Total Capital International SA	2.750%	6/19/21	2,000	2,009
Total Capital International SA	2.875%	2/17/22	1,400	1,412
Total Capital International SA	2.700%	1/25/23	1,025	1,025
Total Capital International SA	3.700%	1/15/24	725	753
Total Capital International SA	3.750%	4/10/24	250	261
Total Capital International SA	3.455%	2/19/29	925	944
Total Capital SA	4.450%	6/24/20	425	434
Total Capital SA	4.125%	1/28/21	512	526
Total Capital SA	4.250%	12/15/21	300	313
Total Capital SA	3.883%	10/11/28	525	556
TransCanada PipeLines Ltd.	3.800%	10/1/20	2,400	2,440
TransCanada PipeLines Ltd.	2.500%	8/1/22	920	907
TransCanada PipeLines Ltd.	3.750%	10/16/23	500	513
TransCanada PipeLines Ltd.	4.250%	5/15/28	700	730
TransCanada PipeLines Ltd.	4.625%	3/1/34	1,000	1,059
TransCanada PipeLines Ltd.	5.600%	3/31/34	800	909
TransCanada PipeLines Ltd.	5.850%	3/15/36	125	143
TransCanada PipeLines Ltd.	6.200%	10/15/37	1,775	2,114
TransCanada PipeLines Ltd.	4.750%	5/15/38	700	726
TransCanada PipeLines Ltd.	7.250%	8/15/38	430	562
TransCanada PipeLines Ltd.	6.100%	6/1/40	200	238

TransCanada PipeLines Ltd.	5.000%	10/16/43	1,200	1,259
TransCanada PipeLines Ltd.	4.875%	5/15/48	1,355	1,418
TransCanada PipeLines Ltd.	5.100%	3/15/49	750	811
Transcontinental Gas Pipe Line Co. LLC	4.000%	3/15/28	300	304
Transcontinental Gas Pipe Line Co. LLC	4.600%	3/15/48	400	408
Valero Energy Corp.	3.650%	3/15/25	100	101
Valero Energy Corp.	3.400%	9/15/26	1,520	1,487
Valero Energy Corp.	4.350%	6/1/28	1,440	1,495
Valero Energy Corp.	4.000%	4/1/29	1,000	1,006
Valero Energy Corp.	7.500%	4/15/32	675	866
Valero Energy Corp.	6.625%	6/15/37	855	1,054
Valero Energy Corp.	4.900%	3/15/45	400	422
Valero Energy Partners LP	4.375%	12/15/26	200	207
Valero Energy Partners LP	4.500%	3/15/28	400	414
Western Gas Partners LP	5.375%	6/1/21	1,350	1,398
Western Gas Partners LP	3.950%	6/1/25	300	296
Western Gas Partners LP	4.650%	7/1/26	500	506
Western Gas Partners LP	4.500%	3/1/28	100	100
Western Gas Partners LP	4.750%	8/15/28	225	228
Western Gas Partners LP	5.450%	4/1/44	585	560
Western Gas Partners LP	5.300%	3/1/48	525	498
Western Gas Partners LP	5.500%	8/15/48	275	268
Williams Cos. Inc.	4.000%	11/15/21	425	436
Williams Cos. Inc.	3.600%	3/15/22	750	761
Williams Cos. Inc.	3.350%	8/15/22	500	503
Williams Cos. Inc.	3.700%	1/15/23	885	897
Williams Cos. Inc.	4.500%	11/15/23	560	588
Williams Cos. Inc.	4.550%	6/24/24	1,050	1,104
Williams Cos. Inc.	3.900%	1/15/25	1,200	1,223
Williams Cos. Inc.	4.000%	9/15/25	1,100	1,130
Williams Cos. Inc.	3.750%	6/15/27	700	695
Williams Cos. Inc.	6.300%	4/15/40	475	553
Williams Cos. Inc.	5.800%	11/15/43	700	767
Williams Cos. Inc.	5.400%	3/4/44	300	317
Williams Cos. Inc.	5.750%	6/24/44	650	708
Williams Cos. Inc.	4.900%	1/15/45	325	324
Williams Cos. Inc.	5.100%	9/15/45	1,850	1,905
Williams Cos. Inc.	4.850%	3/1/48	775	773

Other Industrial (0.0%)
4 Boston University	4.061%	10/1/48	220	234
California Institute of Technology	4.700%	11/1/11	950	1,083
CBRE Services Inc.	5.250%	3/15/25	350	375
CBRE Services Inc.	4.875%	3/1/26	625	660
Cintas Corp. No 2	2.900%	4/1/22	400	401
Cintas Corp. No 2	3.250%	6/1/22	150	152
Cintas Corp. No 2	3.700%	4/1/27	825	846
Fluor Corp.	3.500%	12/15/24	1,000	992
Fluor Corp.	4.250%	9/15/28	500	499
4 Johns Hopkins University Maryland	4.083%	7/1/53	500	541
Massachusetts Institute of Technology	5.600%	7/1/11	610	864
Massachusetts Institute of Technology	4.678%	7/1/14	700	814
Massachusetts Institute of Technology	3.885%	7/1/16	350	337
4 Northwestern University	4.643%	12/1/44	350	409
4 Northwestern University	3.662%	12/1/57	200	205
President & Fellows of Harvard College
Massachusetts	3.619%	10/1/37	500	505

4 Rice University Texas	3.574%	5/15/45	750	741
Stanford University	3.647%	5/1/48	750	774
Steelcase Inc.	5.125%	1/18/29	335	349
4 University of Chicago	4.003%	10/1/53	400	398
4 University of Notre Dame du Lac	3.438%	2/15/45	900	892
University of Notre Dame du Lac	3.394%	2/15/48	325	320
University of Pennsylvania	4.674%	9/1/12	600	669
4 University of Southern California	3.028%	10/1/39	525	492
4 University of Southern California	3.841%	10/1/47	500	524

Technology (0.8%)
Adobe Inc.	3.250%	2/1/25	800	817
Alphabet Inc.	3.625%	5/19/21	350	359
Alphabet Inc.	1.998%	8/15/26	1,500	1,416
Altera Corp.	4.100%	11/15/23	750	793
Amphenol Corp.	2.200%	4/1/20	250	248
Amphenol Corp.	3.125%	9/15/21	250	251
Amphenol Corp.	4.000%	2/1/22	75	77
Amphenol Corp.	3.200%	4/1/24	200	200
Amphenol Corp.	4.350%	6/1/29	75	79
Analog Devices Inc.	2.500%	12/5/21	300	296
Analog Devices Inc.	2.875%	6/1/23	1,375	1,349
Analog Devices Inc.	3.125%	12/5/23	400	402
Analog Devices Inc.	3.900%	12/15/25	50	51
Analog Devices Inc.	3.500%	12/5/26	1,225	1,212
Apple Inc.	2.000%	5/6/20	650	646
Apple Inc.	1.800%	5/11/20	500	496
Apple Inc.	2.000%	11/13/20	950	941
Apple Inc.	2.250%	2/23/21	2,325	2,316
Apple Inc.	2.850%	5/6/21	1,725	1,738
Apple Inc.	1.550%	8/4/21	1,400	1,370
Apple Inc.	2.150%	2/9/22	1,300	1,287
Apple Inc.	2.500%	2/9/22	1,250	1,249
Apple Inc.	2.300%	5/11/22	1,025	1,018
Apple Inc.	2.700%	5/13/22	1,675	1,682
Apple Inc.	2.400%	1/13/23	725	720
Apple Inc.	2.850%	2/23/23	1,384	1,398
Apple Inc.	2.400%	5/3/23	3,790	3,756
Apple Inc.	3.000%	2/9/24	4,875	4,940
Apple Inc.	3.450%	5/6/24	930	961
Apple Inc.	2.850%	5/11/24	1,415	1,420
Apple Inc.	2.750%	1/13/25	2,400	2,386
Apple Inc.	3.200%	5/13/25	1,150	1,171
Apple Inc.	3.250%	2/23/26	2,655	2,703
Apple Inc.	2.450%	8/4/26	500	484
Apple Inc.	3.200%	5/11/27	2,700	2,725
Apple Inc.	2.900%	9/12/27	4,200	4,144
Apple Inc.	4.500%	2/23/36	1,075	1,201
Apple Inc.	3.850%	5/4/43	1,975	2,011
Apple Inc.	4.450%	5/6/44	825	904
Apple Inc.	3.450%	2/9/45	1,225	1,168
Apple Inc.	4.375%	5/13/45	1,775	1,933
Apple Inc.	4.650%	2/23/46	4,430	5,010
Apple Inc.	3.850%	8/4/46	2,050	2,076
Apple Inc.	3.750%	9/12/47	860	858
Apple Inc.	3.750%	11/13/47	1,175	1,175
Applied Materials Inc.	2.625%	10/1/20	400	400

	Applied Materials Inc.	4.300%	6/15/21	1,130	1,172
	Applied Materials Inc.	3.900%	10/1/25	550	579
	Applied Materials Inc.	3.300%	4/1/27	865	874
	Applied Materials Inc.	5.100%	10/1/35	400	456
	Applied Materials Inc.	5.850%	6/15/41	250	310
	Applied Materials Inc.	4.350%	4/1/47	775	815
	Arrow Electronics Inc.	3.500%	4/1/22	325	326
	Arrow Electronics Inc.	4.500%	3/1/23	400	411
	Arrow Electronics Inc.	3.250%	9/8/24	400	387
	Arrow Electronics Inc.	4.000%	4/1/25	300	300
	Arrow Electronics Inc.	3.875%	1/12/28	250	241
	Autodesk Inc.	3.125%	6/15/20	225	225
	Autodesk Inc.	3.600%	12/15/22	100	101
	Autodesk Inc.	4.375%	6/15/25	250	259
	Autodesk Inc.	3.500%	6/15/27	375	365
	Avnet Inc.	4.875%	12/1/22	400	416
	Avnet Inc.	4.625%	4/15/26	450	459
	Baidu Inc.	2.875%	7/6/22	1,050	1,036
	Baidu Inc.	3.500%	11/28/22	1,500	1,510
	Baidu Inc.	3.875%	9/29/23	800	816
	Baidu Inc.	4.375%	5/14/24	400	415
	Baidu Inc.	3.625%	7/6/27	575	563
	Baidu Inc.	4.375%	3/29/28	400	412
	Baidu Inc.	4.875%	11/14/28	300	320
	Broadcom Corp. / Broadcom Cayman
	Finance Ltd.	2.200%	1/15/21	575	566
	Broadcom Corp. / Broadcom Cayman
	Finance Ltd.	3.000%	1/15/22	2,685	2,675
	Broadcom Corp. / Broadcom Cayman
	Finance Ltd.	2.650%	1/15/23	1,450	1,413
	Broadcom Corp. / Broadcom Cayman
	Finance Ltd.	3.625%	1/15/24	2,025	2,021
	Broadcom Corp. / Broadcom Cayman
	Finance Ltd.	3.125%	1/15/25	1,525	1,461
	Broadcom Corp. / Broadcom Cayman
	Finance Ltd.	3.875%	1/15/27	4,075	3,896
§,7	Broadcom Inc.	3.125%	4/15/21	1,000	999
§,7	Broadcom Inc.	3.125%	10/15/22	1,200	1,195
§,7	Broadcom Inc.	3.625%	10/15/24	800	794
§,7	Broadcom Inc.	4.250%	4/15/26	2,000	1,985
§,7	Broadcom Inc.	4.750%	4/15/29	750	746
	Broadridge Financial Solutions Inc.	3.950%	9/1/20	250	253
	Broadridge Financial Solutions Inc.	3.400%	6/27/26	320	312
	CA Inc.	3.600%	8/1/20	800	801
	CA Inc.	3.600%	8/15/22	500	503
	Cadence Design Systems Inc.	4.375%	10/15/24	275	283
	Cisco Systems Inc.	2.450%	6/15/20	1,150	1,148
	Cisco Systems Inc.	2.200%	2/28/21	3,250	3,227
	Cisco Systems Inc.	2.600%	2/28/23	250	251
	Cisco Systems Inc.	2.200%	9/20/23	500	492
	Cisco Systems Inc.	3.625%	3/4/24	2,000	2,101
	Cisco Systems Inc.	2.950%	2/28/26	550	550
	Cisco Systems Inc.	2.500%	9/20/26	1,150	1,117
	Cisco Systems Inc.	5.900%	2/15/39	1,675	2,203
	Cisco Systems Inc.	5.500%	1/15/40	1,530	1,939
	Citrix Systems Inc.	4.500%	12/1/27	750	739
	Corning Inc.	2.900%	5/15/22	625	624

Corning Inc.	4.700%	3/15/37	250	258
Corning Inc.	5.750%	8/15/40	365	416
Corning Inc.	5.350%	11/15/48	250	285
Corning Inc.	4.375%	11/15/57	650	602
7 Dell International LLC / EMC Corp.	5.450%	6/15/23	2,850	3,027
7 Dell International LLC / EMC Corp.	4.000%	7/15/24	400	403
7 Dell International LLC / EMC Corp.	6.020%	6/15/26	3,550	3,813
7 Dell International LLC / EMC Corp.	4.900%	10/1/26	1,000	1,018
7 Dell International LLC / EMC Corp.	5.300%	10/1/29	1,000	1,006
7 Dell International LLC / EMC Corp.	8.100%	7/15/36	1,300	1,530
7 Dell International LLC / EMC Corp.	8.350%	7/15/46	1,500	1,812
7 Dell International LLC / EMC Corp.	4.420%	6/15/21	3,575	3,669
DXC Technology Co.	4.250%	4/15/24	400	406
DXC Technology Co.	4.750%	4/15/27	425	433
Equifax Inc.	2.300%	6/1/21	875	858
Equifax Inc.	3.600%	8/15/21	125	126
Equifax Inc.	3.950%	6/15/23	225	229
Fidelity National Information Services Inc.	3.625%	10/15/20	2,250	2,267
Fidelity National Information Services Inc.	3.500%	4/15/23	530	536
Fidelity National Information Services Inc.	3.875%	6/5/24	88	90
Fidelity National Information Services Inc.	3.000%	8/15/26	1,393	1,333
Fidelity National Information Services Inc.	4.250%	5/15/28	300	308
Fidelity National Information Services Inc.	4.500%	8/15/46	425	402
Fidelity National Information Services Inc.	4.750%	5/15/48	500	495
Fiserv Inc.	2.700%	6/1/20	700	698
Fiserv Inc.	3.800%	10/1/23	1,700	1,739
Fiserv Inc.	3.850%	6/1/25	700	720
Fiserv Inc.	4.200%	10/1/28	650	668
Flex Ltd.	5.000%	2/15/23	500	520
Flex Ltd.	4.750%	6/15/25	25	26
Hewlett Packard Enterprise Co.	3.600%	10/15/20	2,525	2,547
Hewlett Packard Enterprise Co.	3.500%	10/5/21	1,890	1,911
Hewlett Packard Enterprise Co.	4.400%	10/15/22	1,151	1,205
Hewlett Packard Enterprise Co.	4.900%	10/15/25	2,000	2,121
Hewlett Packard Enterprise Co.	6.200%	10/15/35	600	641
Hewlett Packard Enterprise Co.	6.350%	10/15/45	1,150	1,206
HP Inc.	3.750%	12/1/20	113	115
HP Inc.	4.050%	9/15/22	401	414
HP Inc.	6.000%	9/15/41	610	652
IBM Credit LLC	3.450%	11/30/20	425	430
IBM Credit LLC	1.800%	1/20/21	525	516
IBM Credit LLC	3.600%	11/30/21	425	434
IBM Credit LLC	2.200%	9/8/22	500	490
IBM Credit LLC	3.000%	2/6/23	850	856
Intel Corp.	1.850%	5/11/20	800	795
Intel Corp.	2.450%	7/29/20	1,250	1,250
Intel Corp.	1.700%	5/19/21	500	491
Intel Corp.	3.300%	10/1/21	1,425	1,452
Intel Corp.	3.100%	7/29/22	625	637
Intel Corp.	2.700%	12/15/22	1,768	1,775
Intel Corp.	2.875%	5/11/24	1,000	1,007
Intel Corp.	3.700%	7/29/25	1,505	1,576
Intel Corp.	2.600%	5/19/26	1,040	1,017
Intel Corp.	4.000%	12/15/32	625	683
Intel Corp.	4.800%	10/1/41	665	771
Intel Corp.	4.100%	5/19/46	1,050	1,106
Intel Corp.	3.734%	12/8/47	2,998	3,016

International Business Machines Corp.	1.625%	5/15/20	970	959
International Business Machines Corp.	2.900%	11/1/21	200	200
International Business Machines Corp.	1.875%	8/1/22	3,465	3,366
International Business Machines Corp.	2.875%	11/9/22	1,050	1,053
International Business Machines Corp.	3.375%	8/1/23	1,100	1,123
International Business Machines Corp.	3.625%	2/12/24	1,400	1,441
International Business Machines Corp.	3.450%	2/19/26	1,600	1,625
International Business Machines Corp.	5.600%	11/30/39	1,114	1,339
International Business Machines Corp.	4.000%	6/20/42	1,500	1,474
Jabil Inc.	5.625%	12/15/20	250	259
Jabil Inc.	3.950%	1/12/28	400	369
Juniper Networks Inc.	3.300%	6/15/20	475	477
Juniper Networks Inc.	4.600%	3/15/21	360	369
Juniper Networks Inc.	4.350%	6/15/25	250	258
Juniper Networks Inc.	5.950%	3/15/41	150	155
Keysight Technologies Inc.	4.550%	10/30/24	475	494
Keysight Technologies Inc.	4.600%	4/6/27	575	596
KLA-Tencor Corp.	4.125%	11/1/21	1,800	1,850
KLA-Tencor Corp.	4.650%	11/1/24	1,175	1,252
KLA-Tencor Corp.	4.100%	3/15/29	650	662
KLA-Tencor Corp.	5.000%	3/15/49	300	318
Lam Research Corp.	2.800%	6/15/21	450	449
Lam Research Corp.	3.800%	3/15/25	425	437
Lam Research Corp.	3.750%	3/15/26	600	612
Lam Research Corp.	4.000%	3/15/29	1,100	1,124
Lam Research Corp.	4.875%	3/15/49	500	529
Marvell Technology Group Ltd.	4.200%	6/22/23	425	433
Marvell Technology Group Ltd.	4.875%	6/22/28	525	543
Maxim Integrated Products Inc.	3.375%	3/15/23	400	401
Maxim Integrated Products Inc.	3.450%	6/15/27	450	432
Micron Technology Inc.	4.640%	2/6/24	275	282
Micron Technology Inc.	4.975%	2/6/26	375	383
Micron Technology Inc.	5.327%	2/6/29	575	590
Microsoft Corp.	3.000%	10/1/20	250	252
Microsoft Corp.	2.000%	11/3/20	4,075	4,046
Microsoft Corp.	2.400%	2/6/22	1,500	1,499
Microsoft Corp.	2.375%	2/12/22	1,600	1,599
Microsoft Corp.	2.650%	11/3/22	2,555	2,565
Microsoft Corp.	2.375%	5/1/23	250	249
Microsoft Corp.	2.000%	8/8/23	1,900	1,860
Microsoft Corp.	2.875%	2/6/24	1,713	1,733
Microsoft Corp.	3.125%	11/3/25	2,270	2,325
Microsoft Corp.	2.400%	8/8/26	3,483	3,381
Microsoft Corp.	3.300%	2/6/27	5,300	5,443
Microsoft Corp.	3.500%	2/12/35	1,325	1,347
Microsoft Corp.	4.200%	11/3/35	575	632
Microsoft Corp.	3.450%	8/8/36	1,700	1,718
Microsoft Corp.	4.100%	2/6/37	2,550	2,776
Microsoft Corp.	5.300%	2/8/41	600	746
Microsoft Corp.	3.500%	11/15/42	850	845
Microsoft Corp.	3.750%	5/1/43	110	113
Microsoft Corp.	4.875%	12/15/43	705	842
Microsoft Corp.	3.750%	2/12/45	1,550	1,592
Microsoft Corp.	4.450%	11/3/45	2,125	2,413
Microsoft Corp.	3.700%	8/8/46	3,650	3,734
Microsoft Corp.	4.250%	2/6/47	2,950	3,292
Microsoft Corp.	4.000%	2/12/55	4,615	4,862

Microsoft Corp.	3.950%	8/8/56	600	628
Microsoft Corp.	4.500%	2/6/57	1,400	1,608
Motorola Solutions Inc.	3.750%	5/15/22	600	608
Motorola Solutions Inc.	3.500%	3/1/23	1,200	1,206
Motorola Solutions Inc.	4.000%	9/1/24	500	508
Motorola Solutions Inc.	4.600%	2/23/28	650	652
Motorola Solutions Inc.	5.500%	9/1/44	300	291
NetApp Inc.	3.375%	6/15/21	850	855
NetApp Inc.	3.300%	9/29/24	300	294
NVIDIA Corp.	2.200%	9/16/21	815	804
NVIDIA Corp.	3.200%	9/16/26	764	761
7 NXP BV / NXP Funding LLC	4.875%	3/1/24	800	844
7 NXP BV / NXP Funding LLC	5.350%	3/1/26	787	844
7 NXP BV / NXP Funding LLC	5.550%	12/1/28	675	732
Oracle Corp.	1.900%	9/15/21	6,800	6,690
Oracle Corp.	2.500%	5/15/22	2,537	2,528
Oracle Corp.	2.400%	9/15/23	1,720	1,691
Oracle Corp.	3.400%	7/8/24	2,425	2,480
Oracle Corp.	2.950%	11/15/24	2,010	2,016
Oracle Corp.	2.650%	7/15/26	8,022	7,777
Oracle Corp.	3.250%	5/15/30	275	273
Oracle Corp.	4.300%	7/8/34	1,350	1,447
Oracle Corp.	3.900%	5/15/35	1,375	1,398
Oracle Corp.	3.850%	7/15/36	1,580	1,590
Oracle Corp.	3.800%	11/15/37	1,425	1,429
Oracle Corp.	6.125%	7/8/39	1,785	2,291
Oracle Corp.	5.375%	7/15/40	2,160	2,593
Oracle Corp.	4.125%	5/15/45	1,825	1,853
Oracle Corp.	4.000%	7/15/46	3,115	3,115
Oracle Corp.	4.000%	11/15/47	1,000	1,005
Oracle Corp.	4.375%	5/15/55	950	1,005
QUALCOMM Inc.	2.250%	5/20/20	1,000	996
QUALCOMM Inc.	3.000%	5/20/22	1,625	1,640
QUALCOMM Inc.	2.600%	1/30/23	1,250	1,235
QUALCOMM Inc.	2.900%	5/20/24	1,225	1,205
QUALCOMM Inc.	3.450%	5/20/25	1,500	1,509
QUALCOMM Inc.	3.250%	5/20/27	1,250	1,219
QUALCOMM Inc.	4.650%	5/20/35	860	887
QUALCOMM Inc.	4.800%	5/20/45	1,310	1,328
QUALCOMM Inc.	4.300%	5/20/47	1,000	954
salesforce.com Inc.	3.250%	4/11/23	825	845
salesforce.com Inc.	3.700%	4/11/28	1,175	1,229
Seagate HDD Cayman	4.250%	3/1/22	500	501
Seagate HDD Cayman	4.750%	6/1/23	725	732
Seagate HDD Cayman	4.875%	3/1/24	375	375
Seagate HDD Cayman	4.750%	1/1/25	975	946
Seagate HDD Cayman	4.875%	6/1/27	445	426
Seagate HDD Cayman	5.750%	12/1/34	400	365
Tech Data Corp.	3.700%	2/15/22	425	427
Tech Data Corp.	4.950%	2/15/27	375	376
Texas Instruments Inc.	2.750%	3/12/21	250	251
Texas Instruments Inc.	1.850%	5/15/22	500	490
Texas Instruments Inc.	2.625%	5/15/24	225	224
Texas Instruments Inc.	2.900%	11/3/27	400	397
Texas Instruments Inc.	3.875%	3/15/39	600	620
Texas Instruments Inc.	4.150%	5/15/48	1,325	1,422
Total System Services Inc.	3.800%	4/1/21	725	737

Total System Services Inc.	3.750%	6/1/23	500	508
Total System Services Inc.	4.000%	6/1/23	475	489
Total System Services Inc.	4.800%	4/1/26	600	627
Total System Services Inc.	4.450%	6/1/28	375	383
Trimble Inc.	4.150%	6/15/23	100	102
Trimble Inc.	4.750%	12/1/24	225	231
Trimble Inc.	4.900%	6/15/28	500	508
Tyco Electronics Group SA	3.500%	2/3/22	725	733
Tyco Electronics Group SA	3.450%	8/1/24	1,596	1,606
Tyco Electronics Group SA	3.125%	8/15/27	450	436
Tyco Electronics Group SA	7.125%	10/1/37	700	923
Verisk Analytics Inc.	5.800%	5/1/21	325	342
Verisk Analytics Inc.	4.125%	9/12/22	1,300	1,346
Verisk Analytics Inc.	4.000%	6/15/25	750	780
Verisk Analytics Inc.	4.125%	3/15/29	600	617
Verisk Analytics Inc.	5.500%	6/15/45	600	661
VMware Inc.	2.300%	8/21/20	1,030	1,020
VMware Inc.	2.950%	8/21/22	1,310	1,297
VMware Inc.	3.900%	8/21/27	1,050	1,011
Xilinx Inc.	3.000%	3/15/21	1,300	1,303

Transportation (0.3%)
4 American Airlines 2013-1 Class A Pass
Through Trust	4.000%	1/15/27	162	165
4 American Airlines 2013-2 Class A Pass
Through Trust	4.950%	7/15/24	625	647
4 American Airlines 2014-1 Class A Pass
Through Trust	3.700%	4/1/28	389	390
4 American Airlines 2015-1 Class A Pass
Through Trust	3.375%	11/1/28	745	731
4 American Airlines 2015-1 Class B Pass
Through Trust	3.700%	11/1/24	102	101
4 American Airlines 2015-2 Class AA Pass
Through Trust	3.600%	9/22/27	245	244
4 American Airlines 2016-1 Class AA Pass
Through Trust	3.575%	1/15/28	396	394
4 American Airlines 2016-2 Class AA Pass
Through Trust	3.200%	12/15/29	900	879
4 American Airlines 2016-3 Class A Pass
Through Trust	3.250%	4/15/30	138	133
4 American Airlines 2016-3 Class AA Pass
Through Trust	3.000%	10/15/28	207	199
4 American Airlines 2017-1 Class AA Pass
Through Trust	3.650%	8/15/30	450	451
4 American Airlines 2017-2 Class AA Pass
Through Trust	3.350%	10/15/29	389	379
4 BNSF Funding Trust I	6.613%	12/15/55	325	356
Burlington Northern Santa Fe LLC	3.600%	9/1/20	275	278
Burlington Northern Santa Fe LLC	4.100%	6/1/21	410	420
Burlington Northern Santa Fe LLC	3.450%	9/15/21	410	417
Burlington Northern Santa Fe LLC	3.050%	3/15/22	425	430
Burlington Northern Santa Fe LLC	3.050%	9/1/22	240	243
Burlington Northern Santa Fe LLC	3.000%	3/15/23	625	632
Burlington Northern Santa Fe LLC	3.850%	9/1/23	625	654
Burlington Northern Santa Fe LLC	3.750%	4/1/24	400	418
Burlington Northern Santa Fe LLC	3.400%	9/1/24	400	412
Burlington Northern Santa Fe LLC	3.000%	4/1/25	250	252

Burlington Northern Santa Fe LLC	3.650%	9/1/25	275	286
Burlington Northern Santa Fe LLC	7.000%	12/15/25	700	853
Burlington Northern Santa Fe LLC	3.250%	6/15/27	975	992
Burlington Northern Santa Fe LLC	6.200%	8/15/36	125	160
Burlington Northern Santa Fe LLC	6.150%	5/1/37	400	508
Burlington Northern Santa Fe LLC	5.750%	5/1/40	625	775
Burlington Northern Santa Fe LLC	5.050%	3/1/41	375	430
Burlington Northern Santa Fe LLC	5.400%	6/1/41	925	1,104
Burlington Northern Santa Fe LLC	4.950%	9/15/41	200	229
Burlington Northern Santa Fe LLC	4.400%	3/15/42	575	615
Burlington Northern Santa Fe LLC	4.375%	9/1/42	500	533
Burlington Northern Santa Fe LLC	4.450%	3/15/43	850	917
Burlington Northern Santa Fe LLC	5.150%	9/1/43	500	589
Burlington Northern Santa Fe LLC	4.900%	4/1/44	800	917
Burlington Northern Santa Fe LLC	4.550%	9/1/44	600	657
Burlington Northern Santa Fe LLC	4.150%	4/1/45	500	522
Burlington Northern Santa Fe LLC	4.700%	9/1/45	300	335
Burlington Northern Santa Fe LLC	3.900%	8/1/46	550	553
Burlington Northern Santa Fe LLC	4.125%	6/15/47	850	883
Burlington Northern Santa Fe LLC	4.050%	6/15/48	850	873
Burlington Northern Santa Fe LLC	4.150%	12/15/48	575	605
Canadian National Railway Co.	2.850%	12/15/21	525	526
Canadian National Railway Co.	2.750%	3/1/26	375	367
Canadian National Railway Co.	6.250%	8/1/34	350	465
Canadian National Railway Co.	6.200%	6/1/36	350	465
Canadian National Railway Co.	6.375%	11/15/37	350	463
Canadian National Railway Co.	3.650%	2/3/48	650	649
Canadian Pacific Railway Co.	4.450%	3/15/23	430	449
Canadian Pacific Railway Co.	2.900%	2/1/25	100	98
Canadian Pacific Railway Co.	7.125%	10/15/31	225	301
Canadian Pacific Railway Co.	5.750%	3/15/33	425	504
Canadian Pacific Railway Co.	5.950%	5/15/37	775	953
Canadian Pacific Railway Co.	4.800%	8/1/45	175	193
Canadian Pacific Railway Co.	6.125%	9/15/15	530	652
CH Robinson Worldwide Inc.	4.200%	4/15/28	100	103
4 Continental Airlines 2009-2 Class A Pass
Through Trust	7.250%	5/10/21	765	782
4 Continental Airlines 2012-1 Class A Pass
Through Trust	4.150%	10/11/25	656	669
4 Continental Airlines 2012-2 Class A Pass
Through Trust	4.000%	4/29/26	337	342
CSX Corp.	3.700%	10/30/20	205	207
CSX Corp.	4.250%	6/1/21	900	925
CSX Corp.	3.700%	11/1/23	200	206
CSX Corp.	3.350%	11/1/25	400	402
CSX Corp.	3.250%	6/1/27	1,500	1,481
CSX Corp.	3.800%	3/1/28	1,275	1,305
CSX Corp.	4.250%	3/15/29	900	954
CSX Corp.	6.220%	4/30/40	174	214
CSX Corp.	5.500%	4/15/41	425	490
CSX Corp.	4.750%	5/30/42	1,310	1,400
CSX Corp.	4.400%	3/1/43	93	95
CSX Corp.	4.100%	3/15/44	800	791
CSX Corp.	4.300%	3/1/48	1,000	1,015
CSX Corp.	4.500%	3/15/49	900	944
CSX Corp.	3.950%	5/1/50	650	615
CSX Corp.	4.250%	11/1/66	500	465

CSX Corp.	4.650%	3/1/68	500	500
4 Delta Air Lines 2007-1 Class A Pass
Through Trust	6.821%	2/10/24	257	280
4 Delta Air Lines 2010-2 Class A Pass
Through Trust	4.950%	11/23/20	11	11
4 Delta Air Lines 2012-1 Class A Pass
Through Trust	4.750%	11/7/21	32	32
4 Delta Air Lines 2015-1 Class AA Pass
Through Trust	3.625%	7/30/27	318	322
4 Delta Air Lines 2019-1 Class AA Pass
Through Trust	3.204%	4/25/24	430	436
Delta Air Lines Inc.	2.600%	12/4/20	300	297
Delta Air Lines Inc.	3.400%	4/19/21	500	502
Delta Air Lines Inc.	3.625%	3/15/22	750	755
Delta Air Lines Inc.	3.800%	4/19/23	625	633
Delta Air Lines Inc.	4.375%	4/19/28	475	465
FedEx Corp.	2.625%	8/1/22	1,470	1,456
FedEx Corp.	4.000%	1/15/24	450	471
FedEx Corp.	3.250%	4/1/26	500	498
FedEx Corp.	3.300%	3/15/27	350	346
FedEx Corp.	3.400%	2/15/28	1,000	987
FedEx Corp.	3.900%	2/1/35	200	187
FedEx Corp.	3.875%	8/1/42	200	177
FedEx Corp.	4.100%	4/15/43	300	273
FedEx Corp.	5.100%	1/15/44	600	623
FedEx Corp.	4.750%	11/15/45	975	962
FedEx Corp.	4.550%	4/1/46	1,150	1,110
FedEx Corp.	4.400%	1/15/47	800	751
FedEx Corp.	4.050%	2/15/48	1,500	1,349
FedEx Corp.	4.950%	10/17/48	300	308
FedEx Corp.	4.500%	2/1/65	150	135
JB Hunt Transport Services Inc.	3.300%	8/15/22	400	404
JB Hunt Transport Services Inc.	3.875%	3/1/26	150	152
Kansas City Southern	3.000%	5/15/23	400	399
Kansas City Southern	4.300%	5/15/43	250	244
Kansas City Southern	4.950%	8/15/45	400	431
Kansas City Southern	4.700%	5/1/48	1,500	1,571
Kirby Corp.	4.200%	3/1/28	1,200	1,201
4 Latam Airlines 2015-1 Pass Through Trust
A	4.200%	8/15/29	207	204
Norfolk Southern Corp.	3.250%	12/1/21	325	327
Norfolk Southern Corp.	3.000%	4/1/22	1,875	1,878
Norfolk Southern Corp.	2.903%	2/15/23	780	779
Norfolk Southern Corp.	3.850%	1/15/24	200	207
Norfolk Southern Corp.	5.590%	5/17/25	164	184
Norfolk Southern Corp.	3.650%	8/1/25	75	77
Norfolk Southern Corp.	7.800%	5/15/27	100	129
Norfolk Southern Corp.	3.150%	6/1/27	125	124
Norfolk Southern Corp.	3.800%	8/1/28	300	309
Norfolk Southern Corp.	4.837%	10/1/41	565	614
Norfolk Southern Corp.	3.950%	10/1/42	425	410
Norfolk Southern Corp.	4.450%	6/15/45	275	287
Norfolk Southern Corp.	4.650%	1/15/46	200	215
Norfolk Southern Corp.	3.942%	11/1/47	150	146
Norfolk Southern Corp.	4.150%	2/28/48	50	51
Norfolk Southern Corp.	4.050%	8/15/52	1,723	1,650
Norfolk Southern Corp.	6.000%	3/15/05	160	181

Norfolk Southern Corp.	5.100%	8/1/18	220	220
Norfolk Southern Railway Co.	9.750%	6/15/20	116	125
4 Northwest Airlines 2007-1 Class A Pass
Through Trust	7.027%	5/1/21	143	146
Ryder System Inc.	2.500%	5/11/20	200	199
Ryder System Inc.	2.875%	9/1/20	125	125
Ryder System Inc.	3.500%	6/1/21	300	303
Ryder System Inc.	2.250%	9/1/21	100	98
Ryder System Inc.	3.400%	3/1/23	350	353
Ryder System Inc.	3.750%	6/9/23	1,490	1,513
Ryder System Inc.	3.650%	3/18/24	550	562
Southwest Airlines Co.	2.650%	11/5/20	540	539
Southwest Airlines Co.	2.750%	11/16/22	100	100
Southwest Airlines Co.	3.000%	11/15/26	400	387
Southwest Airlines Co.	3.450%	11/16/27	240	238
4 Southwest Airlines Co. 2007-1 Pass
Through Trust	6.150%	2/1/24	69	72
4 Spirit Airlines Class A Pass Through
Certificates Series 2015-1	4.100%	10/1/29	270	272
Union Pacific Corp.	2.250%	6/19/20	300	298
Union Pacific Corp.	3.200%	6/8/21	600	607
Union Pacific Corp.	2.950%	3/1/22	400	403
Union Pacific Corp.	4.163%	7/15/22	100	104
Union Pacific Corp.	2.950%	1/15/23	650	649
Union Pacific Corp.	2.750%	4/15/23	200	196
Union Pacific Corp.	3.500%	6/8/23	600	614
Union Pacific Corp.	3.646%	2/15/24	2,375	2,455
Union Pacific Corp.	3.150%	3/1/24	400	405
Union Pacific Corp.	3.250%	1/15/25	400	401
Union Pacific Corp.	3.750%	7/15/25	600	624
Union Pacific Corp.	3.250%	8/15/25	900	912
Union Pacific Corp.	2.750%	3/1/26	648	631
Union Pacific Corp.	3.000%	4/15/27	240	236
Union Pacific Corp.	3.950%	9/10/28	800	837
Union Pacific Corp.	3.700%	3/1/29	800	822
Union Pacific Corp.	3.375%	2/1/35	900	838
Union Pacific Corp.	3.600%	9/15/37	708	670
Union Pacific Corp.	4.375%	9/10/38	625	651
Union Pacific Corp.	4.250%	4/15/43	400	402
Union Pacific Corp.	4.821%	2/1/44	250	271
Union Pacific Corp.	4.150%	1/15/45	400	396
Union Pacific Corp.	4.050%	11/15/45	250	243
Union Pacific Corp.	3.350%	8/15/46	550	479
Union Pacific Corp.	4.500%	9/10/48	400	425
Union Pacific Corp.	4.300%	3/1/49	900	931
Union Pacific Corp.	3.799%	10/1/51	1,082	1,007
Union Pacific Corp.	3.875%	2/1/55	400	377
Union Pacific Corp.	4.375%	11/15/65	800	772
Union Pacific Corp.	4.100%	9/15/67	350	323
4 United Airlines 2013-1 Class A Pass
Through Trust	4.300%	2/15/27	544	557
4 United Airlines 2014-1 Class A Pass
Through Trust	4.000%	10/11/27	604	615
4 United Airlines 2015-1 Class A Pass
Through Trust	3.700%	6/1/24	200	201
4 United Airlines 2015-1 Class AA Pass
Through Trust	3.450%	12/1/27	242	239

4 United Airlines 2016-1 Class A Pass
Through Trust	3.450%	1/7/30	368	360
4 United Airlines 2016-1 Class AA Pass
Through Trust	3.100%	7/7/28	1,427	1,379
4 United Airlines 2019-1 Class AA Pass
Through Trust	4.150%	8/25/31	500	516
United Parcel Service Inc.	3.125%	1/15/21	990	1,003
United Parcel Service Inc.	2.050%	4/1/21	500	495
United Parcel Service Inc.	2.450%	10/1/22	800	799
United Parcel Service Inc.	2.500%	4/1/23	870	866
United Parcel Service Inc.	2.800%	11/15/24	950	955
United Parcel Service Inc.	2.400%	11/15/26	1,575	1,515
United Parcel Service Inc.	3.050%	11/15/27	750	748
United Parcel Service Inc.	3.400%	3/15/29	500	508
United Parcel Service Inc.	6.200%	1/15/38	820	1,055
United Parcel Service Inc.	4.875%	11/15/40	350	389
United Parcel Service Inc.	3.625%	10/1/42	175	163
United Parcel Service Inc.	3.400%	11/15/46	340	309
United Parcel Service Inc.	3.750%	11/15/47	1,000	961
United Parcel Service Inc.	4.250%	3/15/49	600	624
4 US Airways 2013-1 Class A Pass Through
Trust	3.950%	5/15/27	144	145
				2,536,865
Utilities (0.7%)
Electric (0.6%)
AEP Texas Inc.	2.400%	10/1/22	300	296
AEP Texas Inc.	3.950%	6/1/28	400	417
AEP Texas Inc.	3.800%	10/1/47	250	238
AEP Transmission Co. LLC	3.100%	12/1/26	200	198
AEP Transmission Co. LLC	4.000%	12/1/46	325	329
AEP Transmission Co. LLC	3.750%	12/1/47	400	394
AEP Transmission Co. LLC	4.250%	9/15/48	325	341
Alabama Power Co.	2.450%	3/30/22	975	967
Alabama Power Co.	3.550%	12/1/23	700	722
Alabama Power Co.	6.000%	3/1/39	100	126
Alabama Power Co.	3.850%	12/1/42	125	123
Alabama Power Co.	4.150%	8/15/44	300	311
Alabama Power Co.	3.750%	3/1/45	850	827
Alabama Power Co.	4.300%	1/2/46	300	317
Alabama Power Co.	3.700%	12/1/47	325	316
Alabama Power Co.	4.300%	7/15/48	500	531
Ameren Corp.	2.700%	11/15/20	825	821
Ameren Corp.	3.650%	2/15/26	440	442
Ameren Illinois Co.	2.700%	9/1/22	250	249
Ameren Illinois Co.	3.250%	3/1/25	275	279
Ameren Illinois Co.	3.800%	5/15/28	350	367
Ameren Illinois Co.	4.150%	3/15/46	475	497
Ameren Illinois Co.	3.700%	12/1/47	475	468
American Electric Power Co. Inc.	2.150%	11/13/20	250	248
American Electric Power Co. Inc.	3.650%	12/1/21	425	433
American Electric Power Co. Inc.	3.200%	11/13/27	400	390
American Electric Power Co. Inc.	4.300%	12/1/28	500	530
Appalachian Power Co.	3.400%	6/1/25	400	406
Appalachian Power Co.	7.000%	4/1/38	260	341
Appalachian Power Co.	4.400%	5/15/44	825	847
Appalachian Power Co.	4.500%	3/1/49	550	571
Arizona Public Service Co.	3.150%	5/15/25	500	503

Arizona Public Service Co.	2.950%	9/15/27	300	292
Arizona Public Service Co.	5.050%	9/1/41	575	643
Arizona Public Service Co.	4.500%	4/1/42	325	343
Arizona Public Service Co.	4.350%	11/15/45	50	53
Arizona Public Service Co.	3.750%	5/15/46	425	406
Arizona Public Service Co.	4.250%	3/1/49	500	520
Avangrid Inc.	3.150%	12/1/24	545	539
Avista Corp.	4.350%	6/1/48	300	320
Baltimore Gas & Electric Co.	3.350%	7/1/23	900	914
Baltimore Gas & Electric Co.	2.400%	8/15/26	225	213
Baltimore Gas & Electric Co.	3.500%	8/15/46	700	659
Baltimore Gas & Electric Co.	3.750%	8/15/47	250	241
Baltimore Gas & Electric Co.	4.250%	9/15/48	250	263
Berkshire Hathaway Energy Co.	2.375%	1/15/21	1,250	1,245
Berkshire Hathaway Energy Co.	2.800%	1/15/23	150	150
Berkshire Hathaway Energy Co.	3.750%	11/15/23	250	259
Berkshire Hathaway Energy Co.	3.500%	2/1/25	250	256
Berkshire Hathaway Energy Co.	3.250%	4/15/28	500	497
Berkshire Hathaway Energy Co.	6.125%	4/1/36	1,325	1,666
Berkshire Hathaway Energy Co.	5.950%	5/15/37	1,225	1,506
Berkshire Hathaway Energy Co.	6.500%	9/15/37	170	219
Berkshire Hathaway Energy Co.	5.150%	11/15/43	1,375	1,579
Berkshire Hathaway Energy Co.	4.500%	2/1/45	575	609
Berkshire Hathaway Energy Co.	3.800%	7/15/48	250	239
Berkshire Hathaway Energy Co.	4.450%	1/15/49	850	899
Black Hills Corp.	4.250%	11/30/23	500	518
Black Hills Corp.	3.950%	1/15/26	250	254
Black Hills Corp.	3.150%	1/15/27	325	310
Black Hills Corp.	4.350%	5/1/33	350	360
Black Hills Corp.	4.200%	9/15/46	250	237
CenterPoint Energy Houston Electric LLC	1.850%	6/1/21	1,625	1,596
CenterPoint Energy Houston Electric LLC	2.250%	8/1/22	250	245
CenterPoint Energy Houston Electric LLC	2.400%	9/1/26	150	142
CenterPoint Energy Houston Electric LLC	3.000%	2/1/27	200	197
CenterPoint Energy Houston Electric LLC	3.550%	8/1/42	700	678
CenterPoint Energy Houston Electric LLC	3.950%	3/1/48	325	333
CenterPoint Energy Houston Electric LLC	4.250%	2/1/49	100	109
CenterPoint Energy Inc.	3.600%	11/1/21	300	304
CenterPoint Energy Inc.	2.500%	9/1/22	400	390
CenterPoint Energy Inc.	3.850%	2/1/24	350	357
CenterPoint Energy Inc.	4.250%	11/1/28	375	389
Cleco Corporate Holdings LLC	3.743%	5/1/26	425	415
Cleco Corporate Holdings LLC	4.973%	5/1/46	275	281
Cleveland Electric Illuminating Co.	5.500%	8/15/24	1,275	1,399
Cleveland Electric Illuminating Co.	5.950%	12/15/36	325	380
CMS Energy Corp.	5.050%	3/15/22	500	526
CMS Energy Corp.	3.000%	5/15/26	250	243
CMS Energy Corp.	3.450%	8/15/27	300	301
CMS Energy Corp.	4.875%	3/1/44	275	302
Commonwealth Edison Co.	2.950%	8/15/27	275	270
Commonwealth Edison Co.	5.900%	3/15/36	500	617
Commonwealth Edison Co.	6.450%	1/15/38	1,030	1,355
Commonwealth Edison Co.	4.700%	1/15/44	825	924
Commonwealth Edison Co.	3.700%	3/1/45	1,100	1,075
Commonwealth Edison Co.	3.650%	6/15/46	200	195
Commonwealth Edison Co.	3.750%	8/15/47	500	490
Commonwealth Edison Co.	4.000%	3/1/48	275	282

Commonwealth Edison Co.	4.000%	3/1/49	700	716
Connecticut Light & Power Co.	2.500%	1/15/23	1,310	1,303
Connecticut Light & Power Co.	3.200%	3/15/27	250	251
Connecticut Light & Power Co.	4.300%	4/15/44	375	403
Connecticut Light & Power Co.	4.150%	6/1/45	75	79
Connecticut Light & Power Co.	4.000%	4/1/48	425	441
Consolidated Edison Co. of New York Inc.	4.450%	6/15/20	850	868
Consolidated Edison Co. of New York Inc.	3.125%	11/15/27	275	273
Consolidated Edison Co. of New York Inc.	5.300%	3/1/35	300	340
Consolidated Edison Co. of New York Inc.	5.850%	3/15/36	860	1,026
Consolidated Edison Co. of New York Inc.	6.200%	6/15/36	300	373
Consolidated Edison Co. of New York Inc.	6.750%	4/1/38	400	530
Consolidated Edison Co. of New York Inc.	5.700%	6/15/40	1,000	1,212
Consolidated Edison Co. of New York Inc.	3.950%	3/1/43	550	547
Consolidated Edison Co. of New York Inc.	4.450%	3/15/44	1,530	1,610
Consolidated Edison Co. of New York Inc.	4.500%	12/1/45	375	398
Consolidated Edison Co. of New York Inc.	3.850%	6/15/46	340	330
Consolidated Edison Co. of New York Inc.	3.875%	6/15/47	750	734
Consolidated Edison Co. of New York Inc.	4.300%	12/1/56	75	75
Consolidated Edison Co. of New York Inc.	4.000%	11/15/57	375	356
Consolidated Edison Co. of New York Inc.	4.500%	5/15/58	500	526
Consolidated Edison Inc.	2.000%	5/15/21	300	295
Consumers Energy Co.	2.850%	5/15/22	250	251
Consumers Energy Co.	3.375%	8/15/23	225	231
Consumers Energy Co.	3.250%	8/15/46	550	505
Consumers Energy Co.	3.950%	7/15/47	500	519
Consumers Energy Co.	4.050%	5/15/48	500	528
Delmarva Power & Light Co.	3.500%	11/15/23	125	129
Delmarva Power & Light Co.	4.150%	5/15/45	600	615
Dominion Energy Inc.	2.750%	1/15/22	350	347
Dominion Energy Inc.	2.750%	9/15/22	100	99
Dominion Energy Inc.	3.900%	10/1/25	425	440
Dominion Energy Inc.	2.850%	8/15/26	500	481
Dominion Energy Inc.	4.250%	6/1/28	750	786
Dominion Energy Inc.	6.300%	3/15/33	500	612
Dominion Energy Inc.	5.250%	8/1/33	200	224
Dominion Energy Inc.	7.000%	6/15/38	300	390
Dominion Energy Inc.	4.900%	8/1/41	790	842
Dominion Energy Inc.	4.050%	9/15/42	400	387
Dominion Energy Inc.	4.600%	3/15/49	1,000	1,038
4 Dominion Energy Inc.	5.750%	10/1/54	375	382
DTE Electric Co.	3.450%	10/1/20	410	414
DTE Electric Co.	3.650%	3/15/24	825	856
DTE Electric Co.	3.375%	3/1/25	150	152
DTE Electric Co.	4.000%	4/1/43	300	306
DTE Electric Co.	3.700%	3/15/45	200	196
DTE Electric Co.	3.700%	6/1/46	550	536
DTE Electric Co.	3.750%	8/15/47	450	445
DTE Electric Co.	4.050%	5/15/48	500	519
DTE Energy Co.	3.300%	6/15/22	250	252
DTE Energy Co.	3.700%	8/1/23	500	511
DTE Energy Co.	3.500%	6/1/24	525	531
DTE Energy Co.	2.850%	10/1/26	675	643
DTE Energy Co.	3.800%	3/15/27	500	504
DTE Energy Co.	6.375%	4/15/33	100	124
Duke Energy Carolinas LLC	4.300%	6/15/20	100	102
Duke Energy Carolinas LLC	3.900%	6/15/21	980	1,004

Duke Energy Carolinas LLC	6.000%	12/1/28	300	363
Duke Energy Carolinas LLC	6.100%	6/1/37	425	534
Duke Energy Carolinas LLC	6.000%	1/15/38	325	412
Duke Energy Carolinas LLC	6.050%	4/15/38	25	32
Duke Energy Carolinas LLC	5.300%	2/15/40	710	857
Duke Energy Carolinas LLC	4.250%	12/15/41	1,000	1,063
Duke Energy Carolinas LLC	4.000%	9/30/42	675	693
Duke Energy Carolinas LLC	3.875%	3/15/46	380	384
Duke Energy Carolinas LLC	3.700%	12/1/47	425	416
Duke Energy Carolinas LLC	3.950%	3/15/48	400	410
Duke Energy Corp.	2.400%	8/15/22	1,000	989
Duke Energy Corp.	3.950%	10/15/23	225	234
Duke Energy Corp.	3.750%	4/15/24	475	489
Duke Energy Corp.	2.650%	9/1/26	595	566
Duke Energy Corp.	3.150%	8/15/27	550	541
Duke Energy Corp.	4.800%	12/15/45	700	751
Duke Energy Corp.	3.750%	9/1/46	1,206	1,129
Duke Energy Florida LLC	3.200%	1/15/27	450	453
Duke Energy Florida LLC	3.800%	7/15/28	425	444
Duke Energy Florida LLC	6.350%	9/15/37	525	696
Duke Energy Florida LLC	6.400%	6/15/38	800	1,072
Duke Energy Florida LLC	3.400%	10/1/46	400	371
Duke Energy Florida LLC	4.200%	7/15/48	425	447
4 Duke Energy Florida Project Finance LLC	1.731%	9/1/22	200	195
4 Duke Energy Florida Project Finance LLC	2.538%	9/1/29	400	385
4 Duke Energy Florida Project Finance LLC	2.858%	3/1/33	200	192
4 Duke Energy Florida Project Finance LLC	3.112%	9/1/36	325	307
Duke Energy Indiana LLC	6.120%	10/15/35	1,175	1,474
Duke Energy Indiana LLC	4.900%	7/15/43	250	284
Duke Energy Indiana LLC	3.750%	5/15/46	1,100	1,074
Duke Energy Ohio Inc.	3.700%	6/15/46	1,225	1,180
Duke Energy Progress LLC	3.000%	9/15/21	750	756
Duke Energy Progress LLC	2.800%	5/15/22	350	351
Duke Energy Progress LLC	3.375%	9/1/23	150	154
Duke Energy Progress LLC	3.250%	8/15/25	1,725	1,754
Duke Energy Progress LLC	3.700%	9/1/28	425	442
Duke Energy Progress LLC	3.450%	3/15/29	1,000	1,022
Duke Energy Progress LLC	6.300%	4/1/38	300	394
Duke Energy Progress LLC	4.375%	3/30/44	525	567
Duke Energy Progress LLC	4.150%	12/1/44	425	444
Duke Energy Progress LLC	4.200%	8/15/45	525	549
Duke Energy Progress LLC	3.700%	10/15/46	175	171
Edison International	2.125%	4/15/20	975	967
Edison International	2.400%	9/15/22	550	510
Edison International	2.950%	3/15/23	750	701
El Paso Electric Co.	6.000%	5/15/35	175	203
El Paso Electric Co.	5.000%	12/1/44	250	264
Emera US Finance LP	2.700%	6/15/21	625	619
Emera US Finance LP	3.550%	6/15/26	325	321
Emera US Finance LP	4.750%	6/15/46	1,375	1,429
Enel Americas SA	4.000%	10/25/26	700	691
Enel Chile SA	4.875%	6/12/28	600	630
Entergy Arkansas Inc.	3.750%	2/15/21	1,250	1,269
Entergy Arkansas Inc.	3.500%	4/1/26	150	153
Entergy Corp.	4.000%	7/15/22	550	563
Entergy Corp.	2.950%	9/1/26	625	597
Entergy Gulf States Louisiana LLC	5.590%	10/1/24	500	562

Entergy Louisiana LLC	5.400%	11/1/24	175	198
Entergy Louisiana LLC	2.400%	10/1/26	200	188
Entergy Louisiana LLC	3.120%	9/1/27	4,350	4,289
Entergy Louisiana LLC	3.250%	4/1/28	300	299
Entergy Louisiana LLC	3.050%	6/1/31	1,025	976
Entergy Louisiana LLC	4.000%	3/15/33	625	657
Entergy Louisiana LLC	4.950%	1/15/45	400	417
Entergy Louisiana LLC	4.200%	9/1/48	650	677
Entergy Mississippi Inc.	2.850%	6/1/28	750	722
Eversource Energy	2.750%	3/15/22	350	350
Eversource Energy	3.800%	12/1/23	350	362
Eversource Energy	2.900%	10/1/24	275	272
Eversource Energy	3.150%	1/15/25	1,575	1,571
Eversource Energy	3.300%	1/15/28	200	197
Eversource Energy	4.250%	4/1/29	625	666
Exelon Corp.	5.150%	12/1/20	495	509
Exelon Corp.	2.450%	4/15/21	250	247
Exelon Corp.	3.497%	6/1/22	500	505
Exelon Corp.	3.950%	6/15/25	600	622
Exelon Corp.	3.400%	4/15/26	1,500	1,499
Exelon Corp.	4.950%	6/15/35	800	857
Exelon Corp.	5.625%	6/15/35	415	473
Exelon Corp.	5.100%	6/15/45	200	223
Exelon Corp.	4.450%	4/15/46	500	512
Exelon Generation Co. LLC	4.000%	10/1/20	575	582
Exelon Generation Co. LLC	3.400%	3/15/22	1,050	1,063
Exelon Generation Co. LLC	4.250%	6/15/22	400	415
Exelon Generation Co. LLC	5.750%	10/1/41	300	321
Exelon Generation Co. LLC	5.600%	6/15/42	1,071	1,131
FirstEnergy Corp.	2.850%	7/15/22	450	446
FirstEnergy Corp.	4.250%	3/15/23	200	209
FirstEnergy Corp.	3.900%	7/15/27	1,150	1,166
FirstEnergy Corp.	7.375%	11/15/31	1,325	1,749
FirstEnergy Corp.	4.850%	7/15/47	950	1,017
Florida Power & Light Co.	5.625%	4/1/34	225	276
Florida Power & Light Co.	4.950%	6/1/35	50	57
Florida Power & Light Co.	5.650%	2/1/37	325	402
Florida Power & Light Co.	5.950%	2/1/38	175	225
Florida Power & Light Co.	5.960%	4/1/39	225	290
Florida Power & Light Co.	4.125%	2/1/42	1,675	1,776
Florida Power & Light Co.	4.050%	6/1/42	475	499
Florida Power & Light Co.	3.800%	12/15/42	925	934
Florida Power & Light Co.	4.050%	10/1/44	500	525
Florida Power & Light Co.	3.700%	12/1/47	550	546
Florida Power & Light Co.	3.950%	3/1/48	800	834
Florida Power & Light Co.	4.125%	6/1/48	500	533
Florida Power & Light Co.	3.990%	3/1/49	500	524
Fortis Inc.	2.100%	10/4/21	450	440
Fortis Inc.	3.055%	10/4/26	2,025	1,937
Georgia Power Co.	2.000%	9/8/20	300	297
Georgia Power Co.	2.400%	4/1/21	875	867
Georgia Power Co.	2.850%	5/15/22	300	297
Georgia Power Co.	3.250%	4/1/26	1,800	1,763
Georgia Power Co.	3.250%	3/30/27	550	532
Georgia Power Co.	4.750%	9/1/40	425	441
Georgia Power Co.	4.300%	3/15/42	575	572
Georgia Power Co.	4.300%	3/15/43	250	244

Great Plains Energy Inc.	4.850%	6/1/21	295	304
Gulf Power Co.	3.300%	5/30/27	250	250
Iberdrola International BV	6.750%	7/15/36	175	220
Indiana Michigan Power Co.	3.850%	5/15/28	1,000	1,043
Indiana Michigan Power Co.	3.750%	7/1/47	550	521
Indiana Michigan Power Co.	4.250%	8/15/48	500	512
Interstate Power & Light Co.	3.250%	12/1/24	400	401
Interstate Power & Light Co.	4.100%	9/26/28	450	470
Interstate Power & Light Co.	3.600%	4/1/29	240	240
Interstate Power & Light Co.	6.250%	7/15/39	250	315
Interstate Power & Light Co.	3.700%	9/15/46	250	233
ITC Holdings Corp.	2.700%	11/15/22	400	394
ITC Holdings Corp.	3.650%	6/15/24	300	303
ITC Holdings Corp.	3.350%	11/15/27	400	396
ITC Holdings Corp.	5.300%	7/1/43	900	1,042
4 John Sevier Combined Cycle Generation
LLC	4.626%	1/15/42	157	174
Kansas City Power & Light Co.	3.150%	3/15/23	220	223
Kansas City Power & Light Co.	6.050%	11/15/35	200	243
Kansas City Power & Light Co.	5.300%	10/1/41	480	562
Kansas City Power & Light Co.	4.200%	6/15/47	225	235
Kentucky Utilities Co.	3.250%	11/1/20	200	201
Kentucky Utilities Co.	5.125%	11/1/40	625	733
LG&E & KU Energy LLC	3.750%	11/15/20	1,150	1,161
Louisville Gas & Electric Co.	3.300%	10/1/25	250	255
Louisville Gas & Electric Co.	4.250%	4/1/49	150	158
MidAmerican Energy Co.	3.100%	5/1/27	450	451
MidAmerican Energy Co.	6.750%	12/30/31	725	958
MidAmerican Energy Co.	4.800%	9/15/43	275	312
MidAmerican Energy Co.	3.650%	8/1/48	575	558
MidAmerican Energy Co.	4.250%	7/15/49	500	532
Mississippi Power Co.	4.250%	3/15/42	375	361
National Rural Utilities Cooperative Finance
Corp.	2.350%	6/15/20	900	897
National Rural Utilities Cooperative Finance
Corp.	2.300%	11/1/20	300	298
National Rural Utilities Cooperative Finance
Corp.	2.900%	3/15/21	250	251
National Rural Utilities Cooperative Finance
Corp.	2.700%	2/15/23	1,400	1,396
National Rural Utilities Cooperative Finance
Corp.	2.950%	2/7/24	1,200	1,206
National Rural Utilities Cooperative Finance
Corp.	3.250%	11/1/25	75	76
National Rural Utilities Cooperative Finance
Corp.	3.900%	11/1/28	250	262
National Rural Utilities Cooperative Finance
Corp.	3.700%	3/15/29	375	389
National Rural Utilities Cooperative Finance
Corp.	4.023%	11/1/32	1,014	1,082
4 National Rural Utilities Cooperative Finance
Corp.	4.750%	4/30/43	100	96
4 National Rural Utilities Cooperative Finance
Corp.	5.250%	4/20/46	325	324
National Rural Utilities Cooperative Finance
Corp.	4.300%	3/15/49	400	422
Nevada Power Co.	2.750%	4/15/20	500	499

Nevada Power Co.	3.700%	5/1/29	500	516
Nevada Power Co.	6.650%	4/1/36	410	534
NextEra Energy Capital Holdings Inc.	4.500%	6/1/21	140	144
NextEra Energy Capital Holdings Inc.	2.900%	4/1/22	850	850
NextEra Energy Capital Holdings Inc.	2.800%	1/15/23	650	645
NextEra Energy Capital Holdings Inc.	3.150%	4/1/24	500	502
NextEra Energy Capital Holdings Inc.	3.250%	4/1/26	200	200
NextEra Energy Capital Holdings Inc.	3.550%	5/1/27	700	705
NextEra Energy Capital Holdings Inc.	3.500%	4/1/29	350	350
4 NextEra Energy Capital Holdings Inc.	4.800%	12/1/77	450	403
Northern States Power Co.	2.200%	8/15/20	200	199
Northern States Power Co.	6.250%	6/1/36	325	421
Northern States Power Co.	6.200%	7/1/37	250	325
Northern States Power Co.	5.350%	11/1/39	375	451
Northern States Power Co.	3.400%	8/15/42	410	390
Northern States Power Co.	4.000%	8/15/45	200	207
NorthWestern Corp.	4.176%	11/15/44	250	255
NSTAR Electric Co.	2.375%	10/15/22	125	124
NSTAR Electric Co.	3.200%	5/15/27	550	551
NSTAR Electric Co.	5.500%	3/15/40	550	659
NV Energy Inc.	6.250%	11/15/20	225	237
Oglethorpe Power Corp.	5.950%	11/1/39	100	117
Oglethorpe Power Corp.	5.375%	11/1/40	630	701
Ohio Power Co.	5.375%	10/1/21	575	612
Oklahoma Gas & Electric Co.	3.800%	8/15/28	300	307
Oklahoma Gas & Electric Co.	4.150%	4/1/47	225	228
Oklahoma Gas & Electric Co.	3.850%	8/15/47	250	243
Oncor Electric Delivery Co. LLC	4.100%	6/1/22	575	597
Oncor Electric Delivery Co. LLC	2.950%	4/1/25	275	274
Oncor Electric Delivery Co. LLC	7.250%	1/15/33	1,000	1,379
Oncor Electric Delivery Co. LLC	5.250%	9/30/40	400	477
Oncor Electric Delivery Co. LLC	4.550%	12/1/41	500	550
Oncor Electric Delivery Co. LLC	5.300%	6/1/42	400	481
Oncor Electric Delivery Co. LLC	3.800%	9/30/47	250	251
Oncor Electric Delivery Co. LLC	4.100%	11/15/48	400	423
PacifiCorp	2.950%	2/1/22	1,000	1,008
PacifiCorp	3.600%	4/1/24	500	516
PacifiCorp	3.500%	6/15/29	600	614
PacifiCorp	5.250%	6/15/35	475	543
PacifiCorp	6.100%	8/1/36	500	625
PacifiCorp	5.750%	4/1/37	410	498
PacifiCorp	6.250%	10/15/37	500	637
PacifiCorp	6.350%	7/15/38	250	322
PacifiCorp	4.100%	2/1/42	1,650	1,705
PacifiCorp	4.125%	1/15/49	575	593
PacifiCorp	4.150%	2/15/50	1,000	1,039
PECO Energy Co.	2.375%	9/15/22	225	223
PECO Energy Co.	3.900%	3/1/48	275	279
Pinnacle West Capital Corp.	2.250%	11/30/20	325	322
PNM Resources Inc.	3.250%	3/9/21	250	250
Potomac Electric Power Co.	6.500%	11/15/37	400	521
Potomac Electric Power Co.	4.150%	3/15/43	550	571
PPL Capital Funding Inc.	3.500%	12/1/22	375	378
PPL Capital Funding Inc.	3.400%	6/1/23	25	25
PPL Capital Funding Inc.	3.950%	3/15/24	225	230
PPL Capital Funding Inc.	3.100%	5/15/26	25	24
PPL Capital Funding Inc.	4.700%	6/1/43	465	486

PPL Capital Funding Inc.	5.000%	3/15/44	1,450	1,582
PPL Electric Utilities Corp.	3.000%	9/15/21	1,485	1,494
PPL Electric Utilities Corp.	6.250%	5/15/39	1,625	2,108
PPL Electric Utilities Corp.	4.150%	10/1/45	300	314
PPL Electric Utilities Corp.	3.950%	6/1/47	350	356
PPL Electric Utilities Corp.	4.150%	6/15/48	300	315
Progress Energy Inc.	3.150%	4/1/22	1,500	1,506
Progress Energy Inc.	7.750%	3/1/31	625	850
Progress Energy Inc.	7.000%	10/30/31	200	260
Progress Energy Inc.	6.000%	12/1/39	210	259
PSEG Power LLC	5.125%	4/15/20	150	153
PSEG Power LLC	3.000%	6/15/21	325	324
PSEG Power LLC	3.850%	6/1/23	575	589
Public Service Co. of Colorado	3.200%	11/15/20	700	705
Public Service Co. of Colorado	3.700%	6/15/28	300	313
Public Service Co. of Colorado	3.600%	9/15/42	225	219
Public Service Co. of Colorado	4.300%	3/15/44	200	215
Public Service Co. of Colorado	4.100%	6/15/48	300	316
Public Service Co. of New Hampshire	3.500%	11/1/23	150	154
Public Service Electric & Gas Co.	1.900%	3/15/21	200	197
Public Service Electric & Gas Co.	2.375%	5/15/23	225	222
Public Service Electric & Gas Co.	3.000%	5/15/25	500	501
Public Service Electric & Gas Co.	3.000%	5/15/27	250	247
Public Service Electric & Gas Co.	3.950%	5/1/42	1,525	1,574
Public Service Electric & Gas Co.	3.800%	3/1/46	1,000	1,000
Public Service Electric & Gas Co.	3.600%	12/1/47	275	266
Public Service Enterprise Group Inc.	2.650%	11/15/22	475	471
Puget Energy Inc.	6.500%	12/15/20	375	396
Puget Energy Inc.	6.000%	9/1/21	400	424
Puget Energy Inc.	5.625%	7/15/22	400	427
Puget Energy Inc.	3.650%	5/15/25	1,550	1,541
Puget Sound Energy Inc.	6.274%	3/15/37	450	574
Puget Sound Energy Inc.	5.757%	10/1/39	495	613
Puget Sound Energy Inc.	5.638%	4/15/41	390	473
Puget Sound Energy Inc.	4.300%	5/20/45	350	371
Puget Sound Energy Inc.	4.223%	6/15/48	500	531
San Diego Gas & Electric Co.	3.000%	8/15/21	150	151
San Diego Gas & Electric Co.	2.500%	5/15/26	350	330
San Diego Gas & Electric Co.	6.000%	6/1/39	250	297
San Diego Gas & Electric Co.	4.500%	8/15/40	505	522
San Diego Gas & Electric Co.	3.750%	6/1/47	325	305
San Diego Gas & Electric Co.	4.150%	5/15/48	325	326
Sierra Pacific Power Co.	2.600%	5/1/26	300	288
South Carolina Electric & Gas Co.	6.625%	2/1/32	400	502
South Carolina Electric & Gas Co.	6.050%	1/15/38	450	554
South Carolina Electric & Gas Co.	5.450%	2/1/41	250	296
South Carolina Electric & Gas Co.	4.350%	2/1/42	182	193
South Carolina Electric & Gas Co.	4.600%	6/15/43	325	352
South Carolina Electric & Gas Co.	5.100%	6/1/65	425	489
Southern California Edison Co.	2.900%	3/1/21	340	337
Southern California Edison Co.	3.875%	6/1/21	350	353
4 Southern California Edison Co.	1.845%	2/1/22	150	146
Southern California Edison Co.	3.400%	6/1/23	475	472
Southern California Edison Co.	3.500%	10/1/23	300	300
Southern California Edison Co.	3.700%	8/1/25	200	200
Southern California Edison Co.	3.650%	3/1/28	1,000	979
Southern California Edison Co.	4.200%	3/1/29	200	203

Southern California Edison Co.	6.650%	4/1/29	225	251
Southern California Edison Co.	5.750%	4/1/35	508	564
Southern California Edison Co.	5.350%	7/15/35	1,135	1,214
Southern California Edison Co.	5.625%	2/1/36	500	551
Southern California Edison Co.	5.500%	3/15/40	400	440
Southern California Edison Co.	4.500%	9/1/40	205	205
Southern California Edison Co.	4.050%	3/15/42	870	823
Southern California Edison Co.	3.900%	3/15/43	475	437
Southern California Edison Co.	3.600%	2/1/45	150	132
Southern California Edison Co.	4.000%	4/1/47	550	515
Southern California Edison Co.	4.125%	3/1/48	1,500	1,433
Southern California Edison Co.	4.875%	3/1/49	400	425
Southern Co.	2.750%	6/15/20	450	450
Southern Co.	2.950%	7/1/23	525	523
Southern Co.	3.250%	7/1/26	1,500	1,469
Southern Co.	4.250%	7/1/36	575	567
Southern Co.	4.400%	7/1/46	1,135	1,144
Southern Power Co.	2.375%	6/1/20	100	99
Southern Power Co.	2.500%	12/15/21	300	296
Southern Power Co.	4.150%	12/1/25	375	388
Southern Power Co.	5.150%	9/15/41	685	705
Southern Power Co.	5.250%	7/15/43	500	526
Southern Power Co.	4.950%	12/15/46	300	303
Southwestern Electric Power Co.	2.750%	10/1/26	300	285
Southwestern Electric Power Co.	4.100%	9/15/28	550	571
Southwestern Electric Power Co.	3.900%	4/1/45	1,250	1,182
Southwestern Electric Power Co.	3.850%	2/1/48	375	350
Southwestern Public Service Co.	3.300%	6/15/24	1,100	1,122
Southwestern Public Service Co.	4.500%	8/15/41	350	370
Southwestern Public Service Co.	3.400%	8/15/46	1,450	1,331
Southwestern Public Service Co.	3.700%	8/15/47	550	527
Tampa Electric Co.	4.350%	5/15/44	250	254
Tampa Electric Co.	4.300%	6/15/48	300	303
Tampa Electric Co.	4.450%	6/15/49	700	725
Toledo Edison Co.	6.150%	5/15/37	250	312
TransAlta Corp.	4.500%	11/15/22	325	329
TransAlta Corp.	6.500%	3/15/40	500	499
Tucson Electric Power Co.	3.050%	3/15/25	200	197
Tucson Electric Power Co.	4.850%	12/1/48	500	553
UIL Holdings Corp.	4.625%	10/1/20	300	306
Union Electric Co.	3.500%	4/15/24	450	463
Union Electric Co.	2.950%	6/15/27	300	295
Union Electric Co.	3.900%	9/15/42	425	433
Union Electric Co.	3.650%	4/15/45	575	562
Union Electric Co.	4.000%	4/1/48	350	363
Virginia Electric & Power Co.	2.950%	1/15/22	750	753
Virginia Electric & Power Co.	3.450%	2/15/24	500	512
Virginia Electric & Power Co.	3.100%	5/15/25	500	501
Virginia Electric & Power Co.	2.950%	11/15/26	300	295
Virginia Electric & Power Co.	3.500%	3/15/27	1,250	1,272
Virginia Electric & Power Co.	3.800%	4/1/28	600	621
Virginia Electric & Power Co.	6.000%	1/15/36	450	554
Virginia Electric & Power Co.	6.000%	5/15/37	500	621
Virginia Electric & Power Co.	6.350%	11/30/37	375	484
Virginia Electric & Power Co.	8.875%	11/15/38	450	709
Virginia Electric & Power Co.	4.000%	1/15/43	700	702
Virginia Electric & Power Co.	4.450%	2/15/44	700	743

Virginia Electric & Power Co.	4.200%	5/15/45	255	262
Virginia Electric & Power Co.	4.000%	11/15/46	1,000	998
Virginia Electric & Power Co.	3.800%	9/15/47	425	412
Virginia Electric & Power Co.	4.600%	12/1/48	650	716
WEC Energy Group Inc.	2.450%	6/15/20	250	249
WEC Energy Group Inc.	3.550%	6/15/25	750	764
Westar Energy Inc.	2.550%	7/1/26	575	546
Westar Energy Inc.	3.100%	4/1/27	425	421
Westar Energy Inc.	4.125%	3/1/42	425	437
Westar Energy Inc.	4.100%	4/1/43	325	334
Westar Energy Inc.	4.250%	12/1/45	100	105
Wisconsin Electric Power Co.	2.950%	9/15/21	635	638
Wisconsin Electric Power Co.	5.625%	5/15/33	200	241
Wisconsin Electric Power Co.	4.300%	10/15/48	250	267
Wisconsin Power & Light Co.	6.375%	8/15/37	300	389
Wisconsin Public Service Corp.	3.350%	11/21/21	850	864
Wisconsin Public Service Corp.	3.671%	12/1/42	75	73
Xcel Energy Inc.	4.700%	5/15/20	305	309
Xcel Energy Inc.	2.600%	3/15/22	275	273
Xcel Energy Inc.	3.300%	6/1/25	100	101
Xcel Energy Inc.	3.350%	12/1/26	275	276
Xcel Energy Inc.	4.000%	6/15/28	650	677
Xcel Energy Inc.	6.500%	7/1/36	610	777

Natural Gas (0.1%)
Atmos Energy Corp.	3.000%	6/15/27	375	372
Atmos Energy Corp.	5.500%	6/15/41	800	964
Atmos Energy Corp.	4.125%	10/15/44	500	515
CenterPoint Energy Resources Corp.	4.500%	1/15/21	265	272
CenterPoint Energy Resources Corp.	3.550%	4/1/23	250	254
CenterPoint Energy Resources Corp.	4.000%	4/1/28	450	463
CenterPoint Energy Resources Corp.	5.850%	1/15/41	675	807
CenterPoint Energy Resources Corp.	4.100%	9/1/47	250	245
KeySpan Corp.	5.803%	4/1/35	250	285
NiSource Finance Corp.	3.490%	5/15/27	1,100	1,096
NiSource Finance Corp.	5.950%	6/15/41	500	589
NiSource Finance Corp.	4.800%	2/15/44	200	211
NiSource Finance Corp.	5.650%	2/1/45	500	578
NiSource Finance Corp.	4.375%	5/15/47	1,175	1,189
NiSource Inc.	2.650%	11/17/22	300	296
NiSource Inc.	3.650%	6/15/23	300	306
ONE Gas Inc.	4.658%	2/1/44	407	454
Piedmont Natural Gas Co. Inc.	4.650%	8/1/43	150	161
Piedmont Natural Gas Co. Inc.	3.640%	11/1/46	350	319
Sempra Energy	2.850%	11/15/20	1,225	1,223
Sempra Energy	2.900%	2/1/23	425	417
Sempra Energy	4.050%	12/1/23	775	793
Sempra Energy	3.750%	11/15/25	1,330	1,326
Sempra Energy	3.250%	6/15/27	575	550
Sempra Energy	3.400%	2/1/28	650	625
Sempra Energy	3.800%	2/1/38	850	778
Sempra Energy	6.000%	10/15/39	705	825
Sempra Energy	4.000%	2/1/48	675	616
Southern California Gas Co.	3.150%	9/15/24	425	424
Southern California Gas Co.	2.600%	6/15/26	725	689
Southern California Gas Co.	3.750%	9/15/42	300	291
Southern California Gas Co.	4.125%	6/1/48	325	336

Southern California Gas Co.	4.300%	1/15/49	500	533
Southern Co. Gas Capital Corp.	3.500%	9/15/21	1,000	1,009
Southern Co. Gas Capital Corp.	2.450%	10/1/23	75	73
Southern Co. Gas Capital Corp.	3.250%	6/15/26	375	366
Southern Co. Gas Capital Corp.	5.875%	3/15/41	125	148
Southern Co. Gas Capital Corp.	4.400%	6/1/43	125	125
Southern Co. Gas Capital Corp.	3.950%	10/1/46	450	421
Southern Co. Gas Capital Corp.	4.400%	5/30/47	500	502
Southwest Gas Corp.	3.700%	4/1/28	250	255
Southwest Gas Corp.	3.800%	9/29/46	250	235
Washington Gas Light Co.	3.796%	9/15/46	350	334

Other Utility (0.0%)
American Water Capital Corp.	3.850%	3/1/24	1,575	1,630
American Water Capital Corp.	3.400%	3/1/25	450	459
American Water Capital Corp.	2.950%	9/1/27	1,025	1,009
American Water Capital Corp.	6.593%	10/15/37	700	927
American Water Capital Corp.	4.300%	12/1/42	125	132
American Water Capital Corp.	4.000%	12/1/46	500	505
American Water Capital Corp.	3.750%	9/1/47	475	461
American Water Capital Corp.	4.200%	9/1/48	450	473
Veolia Environnement SA	6.750%	6/1/38	325	411
				295,250
Total Corporate Bonds (Cost $4,121,626)				4,192,828
Sovereign Bonds (1.7%)
African Development Bank	2.625%	3/22/21	1,000	1,005
African Development Bank	1.250%	7/26/21	1,080	1,053
African Development Bank	2.375%	9/23/21	1,850	1,850
African Development Bank	2.125%	11/16/22	2,000	1,986
African Development Bank	3.000%	9/20/23	1,600	1,642
Agricultural Bank of China Ltd.	2.750%	5/21/20	250	249
Asian Development Bank	1.625%	5/5/20	4,000	3,963
Asian Development Bank	2.250%	1/20/21	2,220	2,215
Asian Development Bank	1.625%	3/16/21	2,950	2,909
Asian Development Bank	1.750%	6/8/21	2,700	2,666
Asian Development Bank	2.000%	2/16/22	3,500	3,471
Asian Development Bank	1.875%	2/18/22	2,850	2,815
Asian Development Bank	1.875%	8/10/22	2,200	2,168
Asian Development Bank	1.750%	9/13/22	2,000	1,963
Asian Development Bank	2.750%	3/17/23	3,000	3,049
Asian Development Bank	2.625%	1/30/24	3,000	3,037
Asian Development Bank	2.000%	1/22/25	1,000	978
Asian Development Bank	2.000%	4/24/26	400	388
Asian Development Bank	2.625%	1/12/27	800	807
Asian Development Bank	2.500%	11/2/27	2,985	2,980
Asian Development Bank	2.750%	1/19/28	1,000	1,016
Asian Development Bank	3.125%	9/26/28	1,600	1,674
Canada	2.625%	1/25/22	2,500	2,523
Canada	2.000%	11/15/22	860	851
CNOOC Finance 2013 Ltd.	3.000%	5/9/23	3,100	3,070
CNOOC Finance 2013 Ltd.	4.250%	5/9/43	500	511
CNOOC Finance 2015 Australia Pty Ltd.	2.625%	5/5/20	1,500	1,495
CNOOC Finance 2015 USA LLC	3.500%	5/5/25	1,800	1,823
CNOOC Finance 2015 USA LLC	4.375%	5/2/28	2,000	2,141
CNOOC Nexen Finance 2014 ULC	4.250%	4/30/24	1,000	1,043
CNOOC Nexen Finance 2014 ULC	4.875%	4/30/44	400	449

Corp. Andina de Fomento	3.750%	11/23/23	1,250	1,266
Corp. Andina de Fomento	2.200%	7/18/20	1,515	1,499
Corp. Andina de Fomento	4.375%	6/15/22	1,140	1,187
Corp. Andina de Fomento	2.750%	1/6/23	1,465	1,450
Council Of Europe Development Bank	1.625%	3/16/21	600	592
Council Of Europe Development Bank	2.625%	2/13/23	1,900	1,918
Council Of Europe Development Bank	2.500%	2/27/24	50	50
Ecopetrol SA	5.875%	9/18/23	1,425	1,557
Ecopetrol SA	4.125%	1/16/25	1,475	1,492
Ecopetrol SA	5.375%	6/26/26	1,575	1,695
Ecopetrol SA	7.375%	9/18/43	700	837
Ecopetrol SA	5.875%	5/28/45	1,075	1,110
Emirates Telecommunications Group Co.
PJSC	3.500%	6/18/24	200	201
Equinor ASA	2.900%	11/8/20	150	151
Equinor ASA	2.750%	11/10/21	900	905
Equinor ASA	3.150%	1/23/22	125	127
Equinor ASA	2.450%	1/17/23	2,960	2,941
Equinor ASA	2.650%	1/15/24	3,240	3,228
Equinor ASA	3.250%	11/10/24	550	563
Equinor ASA	3.625%	9/10/28	1,200	1,251
Equinor ASA	5.100%	8/17/40	300	356
Equinor ASA	4.250%	11/23/41	325	347
Equinor ASA	3.950%	5/15/43	175	180
Equinor ASA	4.800%	11/8/43	1,000	1,166
European Bank for Reconstruction &
Development	2.000%	2/1/21	1,200	1,192
European Bank for Reconstruction &
Development	1.875%	7/15/21	2,200	2,177
European Bank for Reconstruction &
Development	1.500%	11/2/21	800	784
European Bank for Reconstruction &
Development	1.875%	2/23/22	1,300	1,285
European Bank for Reconstruction &
Development	2.750%	3/7/23	2,400	2,437
European Investment Bank	1.750%	5/15/20	3,035	3,013
European Investment Bank	1.375%	6/15/20	3,100	3,061
European Investment Bank	1.625%	8/14/20	3,600	3,561
European Investment Bank	2.875%	9/15/20	4,490	4,520
European Investment Bank	1.625%	12/15/20	2,500	2,470
European Investment Bank	4.000%	2/16/21	4,000	4,120
European Investment Bank	2.000%	3/15/21	6,100	6,059
European Investment Bank	2.500%	4/15/21	3,650	3,658
European Investment Bank	1.375%	9/15/21	300	293
European Investment Bank	2.125%	10/15/21	350	348
European Investment Bank	2.875%	12/15/21	4,800	4,871
European Investment Bank	2.250%	3/15/22	2,800	2,796
European Investment Bank	2.625%	5/20/22	2,500	2,525
European Investment Bank	2.375%	6/15/22	4,130	4,136
European Investment Bank	2.250%	8/15/22	685	683
European Investment Bank	2.000%	12/15/22	7,525	7,439
European Investment Bank	2.500%	3/15/23	625	629
European Investment Bank	2.875%	8/15/23	3,300	3,374
European Investment Bank	3.125%	12/14/23	700	724
European Investment Bank	3.250%	1/29/24	3,210	3,342
European Investment Bank	2.625%	3/15/24	3,660	3,710
European Investment Bank	1.875%	2/10/25	2,600	2,528

European Investment Bank	2.125%	4/13/26	1,000	982
European Investment Bank	2.375%	5/24/27	800	794
European Investment Bank	4.875%	2/15/36	1,200	1,526
Export Development Canada	1.625%	6/1/20	250	247
Export Development Canada	2.000%	11/30/20	2,240	2,225
Export Development Canada	1.500%	5/26/21	1,625	1,596
Export Development Canada	1.375%	10/21/21	1,900	1,855
Export Development Canada	2.500%	1/24/23	60	60
Export Development Canada	2.750%	3/15/23	1,200	1,218
Export Development Canada	2.625%	2/21/24	800	808
Export-Import Bank of Korea	2.500%	11/1/20	700	696
Export-Import Bank of Korea	4.000%	1/29/21	1,000	1,021
Export-Import Bank of Korea	2.500%	5/10/21	1,000	991
Export-Import Bank of Korea	1.875%	10/21/21	1,000	978
Export-Import Bank of Korea	3.500%	11/27/21	300	305
Export-Import Bank of Korea	2.750%	1/25/22	1,500	1,495
Export-Import Bank of Korea	5.000%	4/11/22	1,475	1,566
Export-Import Bank of Korea	3.000%	11/1/22	1,000	1,005
Export-Import Bank of Korea	3.625%	11/27/23	600	617
Export-Import Bank of Korea	4.000%	1/14/24	2,100	2,195
Export-Import Bank of Korea	3.250%	11/10/25	300	303
Export-Import Bank of Korea	2.625%	5/26/26	600	578
FMS Wertmanagement AoeR	2.000%	8/1/22	4,040	3,991
Hydro-Quebec	8.400%	1/15/22	1,235	1,418
Hydro-Quebec	8.050%	7/7/24	1,175	1,466
Industrial & Commercial Bank of China Ltd.	2.635%	5/26/21	600	592
Industrial & Commercial Bank of China Ltd.	3.538%	11/8/27	750	742
Inter-American Development Bank	1.625%	5/12/20	2,500	2,477
Inter-American Development Bank	1.875%	6/16/20	1,600	1,589
Inter-American Development Bank	2.125%	11/9/20	1,515	1,510
Inter-American Development Bank	2.625%	4/19/21	3,000	3,019
Inter-American Development Bank	2.125%	1/18/22	3,000	2,988
Inter-American Development Bank	1.750%	4/14/22	3,500	3,443
Inter-American Development Bank	1.750%	9/14/22	3,300	3,241
Inter-American Development Bank	3.000%	9/26/22	3,300	3,378
Inter-American Development Bank	2.500%	1/18/23	5,025	5,062
Inter-American Development Bank	3.000%	2/21/24	3,700	3,814
Inter-American Development Bank	7.000%	6/15/25	250	308
Inter-American Development Bank	2.000%	6/2/26	1,915	1,863
Inter-American Development Bank	2.375%	7/7/27	800	793
Inter-American Development Bank	3.125%	9/18/28	2,200	2,317
Inter-American Development Bank	3.875%	10/28/41	1,600	1,837
Inter-American Development Bank	3.200%	8/7/42	50	51
Inter-American Development Bank	4.375%	1/24/44	450	557
International Bank for Reconstruction &
Development	1.875%	4/21/20	8,225	8,177
International Bank for Reconstruction &
Development	1.625%	9/4/20	4,435	4,386
International Bank for Reconstruction &
Development	1.625%	3/9/21	600	592
International Bank for Reconstruction &
Development	1.375%	5/24/21	4,000	3,918
International Bank for Reconstruction &
Development	2.250%	6/24/21	1,700	1,697
International Bank for Reconstruction &
Development	2.750%	7/23/21	2,100	2,120

International Bank for Reconstruction &
Development	1.375%	9/20/21	4,500	4,399
International Bank for Reconstruction &
Development	2.125%	12/13/21	1,130	1,125
International Bank for Reconstruction &
Development	2.000%	1/26/22	7,200	7,146
International Bank for Reconstruction &
Development	1.625%	2/10/22	2,025	1,987
International Bank for Reconstruction &
Development	7.625%	1/19/23	25	30
International Bank for Reconstruction &
Development	3.000%	9/27/23	5,750	5,910
International Bank for Reconstruction &
Development	2.500%	3/19/24	2,800	2,818
International Bank for Reconstruction &
Development	2.500%	11/25/24	4,500	4,533
International Bank for Reconstruction &
Development	2.500%	7/29/25	4,600	4,627
International Bank for Reconstruction &
Development	3.125%	11/20/25	2,000	2,088
International Bank for Reconstruction &
Development	4.750%	2/15/35	450	560
International Finance Corp.	1.625%	7/16/20	500	495
International Finance Corp.	2.250%	1/25/21	2,000	1,997
International Finance Corp.	2.875%	7/31/23	1,400	1,432
International Finance Corp.	2.125%	4/7/26	1,505	1,478
8 Japan Bank for International Cooperation	1.750%	5/28/20	2,730	2,706
8 Japan Bank for International Cooperation	2.125%	6/1/20	1,300	1,294
8 Japan Bank for International Cooperation	2.125%	7/21/20	1,270	1,264
8 Japan Bank for International Cooperation	2.125%	11/16/20	3,050	3,024
8 Japan Bank for International Cooperation	3.125%	7/20/21	250	254
8 Japan Bank for International Cooperation	1.500%	7/21/21	2,400	2,348
8 Japan Bank for International Cooperation	2.000%	11/4/21	700	690
8 Japan Bank for International Cooperation	2.500%	6/1/22	700	698
8 Japan Bank for International Cooperation	2.375%	7/21/22	1,000	993
8 Japan Bank for International Cooperation	2.375%	11/16/22	2,420	2,403
8 Japan Bank for International Cooperation	3.250%	7/20/23	625	642
8 Japan Bank for International Cooperation	3.375%	10/31/23	1,600	1,652
8 Japan Bank for International Cooperation	3.000%	5/29/24	650	660
8 Japan Bank for International Cooperation	2.125%	2/10/25	2,400	2,323
8 Japan Bank for International Cooperation	2.500%	5/28/25	500	495
8 Japan Bank for International Cooperation	2.875%	6/1/27	1,500	1,499
8 Japan Bank for International Cooperation	2.750%	11/16/27	3,700	3,666
8 Japan Bank for International Cooperation	3.250%	7/20/28	1,300	1,340
8 Japan Bank for International Cooperation	3.500%	10/31/28	1,500	1,580
8 Japan International Cooperation Agency	2.750%	4/27/27	700	694
8 Japan International Cooperation Agency	3.375%	6/12/28	550	572
9 KFW	1.500%	4/20/20	3,550	3,517
9 KFW	1.625%	5/29/20	4,745	4,704
9 KFW	1.875%	6/30/20	1,000	994
9 KFW	2.750%	7/15/20	3,200	3,215
9 KFW	2.750%	9/8/20	3,000	3,014
9 KFW	2.750%	10/1/20	3,200	3,216
9 KFW	1.875%	12/15/20	3,045	3,017
9 KFW	1.625%	3/15/21	2,800	2,759
9 KFW	2.625%	4/12/21	2,600	2,611
9 KFW	1.500%	6/15/21	7,100	6,966

9	KFW	2.375%	8/25/21	2,710	2,709
9	KFW	1.750%	9/15/21	1,220	1,202
9	KFW	2.125%	3/7/22	7,150	7,114
9	KFW	2.125%	6/15/22	6,400	6,354
9	KFW	2.000%	10/4/22	2,150	2,122
9	KFW	2.375%	12/29/22	5,100	5,099
9	KFW	2.125%	1/17/23	1,750	1,735
9	KFW	2.500%	11/20/24	5,300	5,322
9	KFW	2.000%	5/2/25	1,250	1,220
9	KFW	2.875%	4/3/28	2,100	2,158
9	KFW	0.000%	4/18/36	600	360
9	KFW	0.000%	6/29/37	1,700	989
	Korea Development Bank	4.625%	11/16/21	825	863
	Korea Development Bank	2.625%	2/27/22	1,300	1,294
	Korea Development Bank	3.000%	9/14/22	1,500	1,506
	Korea Development Bank	3.375%	3/12/23	3,200	3,261
	Korea Development Bank	2.750%	3/19/23	600	597
	Korea Development Bank	3.750%	1/22/24	1,500	1,557
	Kreditanstalt fuer Wiederaufbau	2.500%	2/15/22	3,800	3,822
9	Landwirtschaftliche Rentenbank	2.250%	10/1/21	975	973
9	Landwirtschaftliche Rentenbank	2.000%	12/6/21	1,175	1,165
9	Landwirtschaftliche Rentenbank	3.125%	11/14/23	1,300	1,342
9	Landwirtschaftliche Rentenbank	2.000%	1/13/25	2,500	2,441
9	Landwirtschaftliche Rentenbank	2.375%	6/10/25	975	970
9	Landwirtschaftliche Rentenbank	1.750%	7/27/26	825	784
9	Landwirtschaftliche Rentenbank	2.500%	11/15/27	1,595	1,589
	Nexen Energy ULC	7.875%	3/15/32	250	351
	Nexen Energy ULC	5.875%	3/10/35	410	495
	Nexen Energy ULC	6.400%	5/15/37	800	1,032
	Nexen Energy ULC	7.500%	7/30/39	625	912
	Nordic Investment Bank	2.500%	4/28/20	1,000	1,001
	Nordic Investment Bank	1.625%	11/20/20	1,600	1,581
	Nordic Investment Bank	2.250%	2/1/21	1,000	998
	Nordic Investment Bank	2.125%	2/1/22	1,500	1,493
	Nordic Investment Bank	2.875%	7/19/23	950	970
	North American Development Bank	2.400%	10/26/22	350	346
10	Oesterreichische Kontrollbank AG	1.500%	10/21/20	1,885	1,855
10	Oesterreichische Kontrollbank AG	1.875%	1/20/21	800	792
10	Oesterreichische Kontrollbank AG	2.875%	9/7/21	600	607
10	Oesterreichische Kontrollbank AG	2.375%	10/1/21	1,000	1,000
10	Oesterreichische Kontrollbank AG	2.625%	1/31/22	400	403
10	Oesterreichische Kontrollbank AG	3.125%	11/7/23	600	618
4	Oriental Republic of Uruguay	8.000%	11/18/22	325	370
4	Oriental Republic of Uruguay	4.500%	8/14/24	1,129	1,187
4	Oriental Republic of Uruguay	4.375%	10/27/27	1,175	1,237
4	Oriental Republic of Uruguay	4.375%	1/23/31	1,940	2,032
4	Oriental Republic of Uruguay	7.625%	3/21/36	885	1,219
4	Oriental Republic of Uruguay	4.125%	11/20/45	1,029	1,001
4	Oriental Republic of Uruguay	5.100%	6/18/50	3,015	3,220
4	Oriental Republic of Uruguay	4.975%	4/20/55	500	520
	Petroleos Mexicanos	5.500%	1/21/21	2,580	2,632
	Petroleos Mexicanos	6.375%	2/4/21	929	963
	Petroleos Mexicanos	4.875%	1/24/22	3,515	3,549
	Petroleos Mexicanos	5.375%	3/13/22	1,810	1,850
	Petroleos Mexicanos	3.500%	1/30/23	1,350	1,286
	Petroleos Mexicanos	4.625%	9/21/23	1,121	1,109
	Petroleos Mexicanos	4.875%	1/18/24	1,750	1,731

4 Petroleos Mexicanos	2.290%	2/15/24	100	99
Petroleos Mexicanos	4.250%	1/15/25	450	424
Petroleos Mexicanos	2.378%	4/15/25	130	129
Petroleos Mexicanos	4.500%	1/23/26	250	233
Petroleos Mexicanos	6.875%	8/4/26	2,116	2,211
Petroleos Mexicanos	6.500%	3/13/27	5,456	5,496
Petroleos Mexicanos	5.350%	2/12/28	2,617	2,445
Petroleos Mexicanos	6.500%	1/23/29	2,100	2,088
Petroleos Mexicanos	6.625%	6/15/35	1,000	956
Petroleos Mexicanos	6.625%	6/15/38	965	900
Petroleos Mexicanos	6.500%	6/2/41	790	723
Petroleos Mexicanos	5.500%	6/27/44	1,379	1,135
Petroleos Mexicanos	6.375%	1/23/45	1,675	1,480
Petroleos Mexicanos	5.625%	1/23/46	1,083	893
Petroleos Mexicanos	6.750%	9/21/47	5,780	5,318
Petroleos Mexicanos	6.350%	2/12/48	3,830	3,377
Province of Alberta	2.200%	7/26/22	2,000	1,980
Province of Alberta	3.350%	11/1/23	1,700	1,755
Province of Alberta	2.950%	1/23/24	600	607
Province of Alberta	3.300%	3/15/28	1,100	1,141
Province of British Columbia	2.650%	9/22/21	500	503
Province of British Columbia	2.000%	10/23/22	300	296
Province of British Columbia	2.250%	6/2/26	1,500	1,463
Province of Manitoba	2.100%	9/6/22	300	296
Province of Manitoba	3.050%	5/14/24	500	511
Province of Manitoba	2.125%	6/22/26	850	816
Province of New Brunswick	2.500%	12/12/22	400	399
Province of New Brunswick	3.625%	2/24/28	500	527
Province of Ontario	4.400%	4/14/20	975	993
Province of Ontario	2.550%	2/12/21	6,700	6,708
Province of Ontario	2.400%	2/8/22	700	698
Province of Ontario	2.250%	5/18/22	2,900	2,878
Province of Ontario	2.450%	6/29/22	100	100
Province of Ontario	2.200%	10/3/22	500	495
Province of Ontario	3.400%	10/17/23	3,130	3,243
Province of Ontario	3.050%	1/29/24	2,000	2,033
Province of Ontario	3.200%	5/16/24	1,000	1,030
Province of Ontario	2.500%	4/27/26	1,000	985
Province of Quebec	3.500%	7/29/20	1,530	1,550
Province of Quebec	2.750%	8/25/21	1,375	1,384
Province of Quebec	2.375%	1/31/22	500	499
Province of Quebec	2.625%	2/13/23	2,050	2,055
Province of Quebec	7.125%	2/9/24	3,050	3,644
Province of Quebec	2.875%	10/16/24	700	711
Province of Quebec	2.500%	4/20/26	700	692
Province of Quebec	2.750%	4/12/27	3,250	3,254
Province of Quebec	7.500%	9/15/29	1,075	1,517
Republic of Chile	3.875%	8/5/20	200	203
Republic of Chile	3.250%	9/14/21	285	290
Republic of Chile	2.250%	10/30/22	225	223
Republic of Chile	3.125%	3/27/25	200	203
Republic of Chile	3.125%	1/21/26	710	720
4 Republic of Chile	3.240%	2/6/28	3,110	3,165
Republic of Chile	3.860%	6/21/47	1,275	1,298
Republic of Colombia	4.375%	7/12/21	1,330	1,367
4 Republic of Colombia	2.625%	3/15/23	2,250	2,207
Republic of Colombia	4.000%	2/26/24	1,690	1,741

Republic of Colombia	8.125%	5/21/24	400	485
4 Republic of Colombia	4.500%	1/28/26	919	970
4 Republic of Colombia	3.875%	4/25/27	2,800	2,843
4 Republic of Colombia	4.500%	3/15/29	2,300	2,426
Republic of Colombia	10.375%	1/28/33	500	770
Republic of Colombia	7.375%	9/18/37	1,000	1,305
Republic of Colombia	6.125%	1/18/41	600	708
4 Republic of Colombia	5.625%	2/26/44	1,533	1,725
4 Republic of Colombia	5.000%	6/15/45	4,544	4,760
Republic of Colombia	5.200%	5/15/49	1,600	1,718
Republic of Hungary	6.375%	3/29/21	4,530	4,824
Republic of Hungary	5.375%	2/21/23	2,000	2,157
Republic of Hungary	5.750%	11/22/23	1,000	1,102
Republic of Hungary	5.375%	3/25/24	1,600	1,754
Republic of Hungary	7.625%	3/29/41	950	1,411
Republic of Indonesia	2.950%	1/11/23	350	347
Republic of Indonesia	4.450%	2/11/24	300	312
Republic of Indonesia	3.850%	7/18/27	200	200
Republic of Indonesia	3.500%	1/11/28	1,300	1,265
Republic of Indonesia	4.100%	4/24/28	800	813
Republic of Indonesia	4.750%	2/11/29	400	426
7 Republic of Indonesia	4.750%	7/18/47	300	306
Republic of Indonesia	4.350%	1/11/48	1,150	1,133
Republic of Indonesia	5.350%	2/11/49	900	988
Republic of Italy	6.875%	9/27/23	2,300	2,551
Republic of Italy	5.375%	6/15/33	1,625	1,730
Republic of Korea	2.750%	1/19/27	2,800	2,763
Republic of Korea	4.125%	6/10/44	305	337
Republic of Korea	3.875%	9/20/48	390	413
4 Republic of Panama	4.000%	9/22/24	600	626
4 Republic of Panama	3.750%	3/16/25	1,450	1,495
Republic of Panama	8.875%	9/30/27	368	509
4 Republic of Panama	3.875%	3/17/28	3,080	3,203
Republic of Panama	9.375%	4/1/29	870	1,269
4 Republic of Panama	6.700%	1/26/36	2,084	2,714
4 Republic of Panama	4.500%	4/16/50	2,110	2,200
4 Republic of Panama	4.300%	4/29/53	250	249
Republic of Peru	8.750%	11/21/33	2,735	4,282
4 Republic of Peru	6.550%	3/14/37	600	808
Republic of Peru	5.625%	11/18/50	2,450	3,148
Republic of Poland	5.125%	4/21/21	1,475	1,547
Republic of Poland	5.000%	3/23/22	1,415	1,502
Republic of Poland	3.000%	3/17/23	3,100	3,119
Republic of Poland	4.000%	1/22/24	1,625	1,702
Republic of Poland	3.250%	4/6/26	150	152
Republic of the Philippines	4.000%	1/15/21	2,225	2,272
Republic of the Philippines	4.200%	1/21/24	1,400	1,478
Republic of the Philippines	9.500%	10/21/24	550	727
Republic of the Philippines	10.625%	3/16/25	425	605
Republic of the Philippines	5.500%	3/30/26	1,500	1,725
Republic of the Philippines	3.000%	2/1/28	1,800	1,779
Republic of the Philippines	3.750%	1/14/29	1,000	1,047
Republic of the Philippines	9.500%	2/2/30	1,325	2,045
Republic of the Philippines	7.750%	1/14/31	775	1,093
Republic of the Philippines	6.375%	1/15/32	600	775
Republic of the Philippines	6.375%	10/23/34	3,175	4,231
Republic of the Philippines	5.000%	1/13/37	400	471

Republic of the Philippines	3.950%	1/20/40	700	737
Republic of the Philippines	3.700%	3/1/41	2,834	2,877
Republic of the Philippines	3.700%	2/2/42	850	863
State of Israel	4.000%	6/30/22	900	937
State of Israel	3.150%	6/30/23	1,100	1,117
State of Israel	2.875%	3/16/26	1,100	1,097
State of Israel	3.250%	1/17/28	1,000	1,012
State of Israel	4.500%	1/30/43	900	975
State of Israel	4.125%	1/17/48	1,300	1,337
Svensk Exportkredit AB	1.750%	5/18/20	1,100	1,091
Svensk Exportkredit AB	1.875%	6/23/20	600	596
Svensk Exportkredit AB	2.750%	10/7/20	2,325	2,335
Svensk Exportkredit AB	1.750%	3/10/21	800	788
Svensk Exportkredit AB	2.875%	5/22/21	500	504
Svensk Exportkredit AB	3.125%	11/8/21	500	509
Svensk Exportkredit AB	2.000%	8/30/22	1,775	1,748
Svensk Exportkredit AB	2.875%	3/14/23	1,400	1,421
Syngenta Finance NV	3.125%	3/28/22	450	445
United Mexican States	3.500%	1/21/21	290	294
United Mexican States	3.625%	3/15/22	1,845	1,877
United Mexican States	4.000%	10/2/23	269	276
United Mexican States	3.600%	1/30/25	2,270	2,270
United Mexican States	4.125%	1/21/26	3,468	3,547
United Mexican States	4.150%	3/28/27	3,920	3,990
United Mexican States	3.750%	1/11/28	1,375	1,331
United Mexican States	4.500%	4/22/29	3,300	3,412
United Mexican States	8.300%	8/15/31	1,000	1,338
United Mexican States	6.050%	1/11/40	2,321	2,650
United Mexican States	4.750%	3/8/44	4,322	4,250
United Mexican States	5.550%	1/21/45	1,000	1,098
United Mexican States	4.600%	1/23/46	2,330	2,247
United Mexican States	4.350%	1/15/47	1,980	1,851
United Mexican States	4.600%	2/10/48	2,110	2,044
United Mexican States	5.750%	10/12/10	2,964	3,026
Total Sovereign Bonds (Cost $672,808)				681,636
Taxable Municipal Bonds (0.3%)
Alabama Economic Settlement Authority
BP Settlement Revenue	3.163%	9/15/25	270	272
Alameda County CA Joint Powers Authority
Lease Revenue	7.046%	12/1/44	100	149
American Municipal Power Ohio Inc.
Revenue (Hydroelectric Projects)	6.449%	2/15/44	225	303
American Municipal Power Ohio Inc.
Revenue (Prairie State Energy Campus
Project)	7.834%	2/15/41	100	151
American Municipal Power Ohio Inc.
Revenue (Prairie State Energy Campus
Project)	6.053%	2/15/43	50	65
American Municipal Power Ohio Inc.
Revenue (Prairie State Energy Campus
Project)	5.939%	2/15/47	925	1,204
American Municipal Power Ohio Inc.
Revenue (Prairie State Energy Campus
Project)	6.270%	2/15/50	160	209
American Municipal Power Ohio Inc.
Revenue (Prairie State Energy Campus
Project)	8.084%	2/15/50	175	290

Bay Area Toll Authority California Toll
Bridge Revenue (San Francisco Bay
Area)	6.918%	4/1/40	175	243
Bay Area Toll Authority California Toll
Bridge Revenue (San Francisco Bay
Area)	6.263%	4/1/49	995	1,419
Bay Area Toll Authority California Toll
Bridge Revenue (San Francisco Bay
Area)	7.043%	4/1/50	125	191
Bay Area Toll Authority California Toll
Bridge Revenue (San Francisco Bay
Area)	6.907%	10/1/50	1,210	1,850
California Department of Water Resources
Power Supply Revenue	2.000%	5/1/22	1,000	987
California GO	2.800%	4/1/21	425	429
California GO	5.700%	11/1/21	1,000	1,083
California GO	2.367%	4/1/22	600	600
California GO	3.375%	4/1/25	400	417
California GO	3.500%	4/1/28	400	420
California GO	4.500%	4/1/33	850	920
California GO	7.500%	4/1/34	2,270	3,277
California GO	4.600%	4/1/38	1,350	1,438
California GO	7.550%	4/1/39	2,005	3,045
California GO	7.300%	10/1/39	850	1,230
California GO	7.350%	11/1/39	1,725	2,511
California GO	7.625%	3/1/40	1,100	1,666
California GO	7.600%	11/1/40	350	543
California State University Systemwide
Revenue	3.899%	11/1/47	250	250
Central Puget Sound WA Regional Transit
Authority Sales & Use Tax Revenue	5.491%	11/1/39	100	127
Chicago IL GO	7.045%	1/1/29	200	223
Chicago IL GO	7.375%	1/1/33	550	613
Chicago IL GO	6.314%	1/1/44	350	355
Chicago IL Metropolitan Water Reclamation
District GO	5.720%	12/1/38	500	631
Chicago IL O'Hare International Airport
Revenue	6.395%	1/1/40	425	567
Chicago IL Transit Authority Sales Tax
Receipts Revenue	6.200%	12/1/40	200	252
Chicago IL Transit Authority Transfer Tax
Receipts Revenue	6.899%	12/1/40	765	1,005
Clark County NV Airport System Revenue	6.881%	7/1/42	75	76
Clark County NV Airport System Revenue	6.820%	7/1/45	325	492
Commonwealth Financing Authority
Pennsylvania Revenue	3.864%	6/1/38	500	508
Connecticut GO	5.090%	10/1/30	575	631
Connecticut GO	5.850%	3/15/32	610	738
Cook County IL GO	6.229%	11/15/34	400	501
Dallas County TX Hospital District Revenue	5.621%	8/15/44	100	127
Dallas TX Area Rapid Transit Revenue	5.999%	12/1/44	200	267
Dallas TX Area Rapid Transit Revenue	5.022%	12/1/48	75	91
Dallas TX Convention Center Hotel
Development Corp. Hotel Revenue	7.088%	1/1/42	1,220	1,615
Dallas TX Independent School District GO	6.450%	2/15/35	150	160
District of Columbia Income Tax Revenue	5.591%	12/1/34	50	61

District of Columbia Water & Sewer
Authority Public Utility Revenue	4.814%	10/1/14	1,025	1,180
East Bay CA Municipal Utility District Water
System Revenue	5.874%	6/1/40	250	329
Florida Board of Administration Finance
Corp Revenue	2.638%	7/1/21	500	501
Florida Hurricane Catastrophe Fund
Finance Corp. Revenue	2.995%	7/1/20	1,900	1,910
George Washington University District of
Columbia GO	4.126%	9/15/48	675	710
George Washington University District of
Columbia GO	4.300%	9/15/44	400	432
Georgetown University District of Columbia
GO	4.315%	4/1/49	278	305
Georgetown University District of Columbia
GO	5.215%	10/1/18	243	274
Georgia Municipal Electric Power Authority
Revenue	6.637%	4/1/57	607	683
Georgia Municipal Electric Power Authority
Revenue	6.655%	4/1/57	1,141	1,371
Georgia Municipal Electric Power Authority
Revenue	7.055%	4/1/57	149	176
Houston TX GO	6.290%	3/1/32	835	997
Illinois GO	4.950%	6/1/23	1,450	1,491
Illinois GO	5.100%	6/1/33	4,520	4,441
Illinois GO	6.630%	2/1/35	480	521
Illinois GO	6.725%	4/1/35	475	514
Illinois GO	7.350%	7/1/35	1,100	1,250
Illinois Toll Highway Authority Revenue	6.184%	1/1/34	350	451
JobsOhio Beverage System Statewide
Liquor Profits Revenue	3.985%	1/1/29	375	397
JobsOhio Beverage System Statewide
Liquor Profits Revenue	4.532%	1/1/35	225	253
Kansas Department of Transportation
Highway Revenue	4.596%	9/1/35	150	169
Los Angeles CA Community College
District GO	6.750%	8/1/49	235	355
Los Angeles CA Department of Water &
Power Revenue	5.716%	7/1/39	100	128
Los Angeles CA Department of Water &
Power Revenue	6.166%	7/1/40	100	104
Los Angeles CA Department of Water &
Power Revenue	6.574%	7/1/45	410	598
Los Angeles CA Department of Water &
Power Revenue	6.603%	7/1/50	500	749
Los Angeles CA Unified School District GO	5.750%	7/1/34	1,560	1,918
Los Angeles CA Unified School District GO	6.758%	7/1/34	100	133
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax
Revenue	5.735%	6/1/39	400	496
Los Angeles County CA Public Works
Financing Authority Lease Revenue	7.618%	8/1/40	50	76
Maryland Transportation Authority Facilities
Projects Revenue	5.888%	7/1/43	100	129
Massachusetts GO	4.200%	12/1/21	1,375	1,412
Massachusetts GO	5.456%	12/1/39	845	1,043

	Massachusetts School Building Authority
	Dedicated Sales Tax Revenue	5.715%	8/15/39	500	633
	Massachusetts Transportation Fund
	Revenue	5.731%	6/1/40	50	63
	Metropolitan Government of Nashville &
	Davidson County TN Convention Center
	Authority Tourism Tax Revenue	6.731%	7/1/43	100	138
	Metropolitan Washington DC/VA Airports
	Authority Dulles Toll Road Revenue	7.462%	10/1/46	575	868
	Miami-Dade County FL Aviation Revenue
	(Miami International Airport)	4.280%	10/1/41	575	593
	Michigan State University Revenue	4.496%	8/15/48	200	210
	Mississippi GO	5.245%	11/1/34	250	300
	Missouri Health & Educational Facilities
	Authority Revenue (Washington
	University)	3.652%	8/15/57	350	346
11	New Jersey Economic Development
	Authority Revenue (State Pension
	Funding)	7.425%	2/15/29	1,435	1,768
	New Jersey Transportation Trust Fund
	Authority Transportation System
	Revenue	5.754%	12/15/28	460	515
	New Jersey Transportation Trust Fund
	Authority Transportation System
	Revenue	6.104%	12/15/28	1,150	1,194
	New Jersey Transportation Trust Fund
	Authority Transportation System
	Revenue	6.561%	12/15/40	450	581
	New Jersey Turnpike Authority Revenue	7.414%	1/1/40	375	563
	New Jersey Turnpike Authority Revenue	7.102%	1/1/41	1,905	2,778
	New York City NY GO	6.246%	6/1/35	100	104
	New York City NY GO	5.517%	10/1/37	400	495
	New York City NY GO	6.271%	12/1/37	700	930
	New York City NY Municipal Water Finance
	Authority Water & Sewer System
	Revenue	5.750%	6/15/41	100	132
	New York City NY Municipal Water Finance
	Authority Water & Sewer System
	Revenue	5.790%	6/15/41	150	156
	New York City NY Municipal Water Finance
	Authority Water & Sewer System
	Revenue	5.952%	6/15/42	100	136
	New York City NY Municipal Water Finance
	Authority Water & Sewer System
	Revenue	6.011%	6/15/42	75	102
	New York City NY Municipal Water Finance
	Authority Water & Sewer System
	Revenue	5.440%	6/15/43	530	684
	New York City NY Municipal Water Finance
	Authority Water & Sewer System
	Revenue	5.882%	6/15/44	1,210	1,654
	New York City NY Transitional Finance
	Authority Future Tax Revenue	5.767%	8/1/36	300	359
	New York City NY Transitional Finance
	Authority Future Tax Revenue	5.508%	8/1/37	150	182
	New York City NY Transitional Finance
	Authority Future Tax Revenue	5.572%	11/1/38	625	756

	New York Metropolitan Transportation
	Authority Revenue (Dedicated Tax Fund)	7.336%	11/15/39	1,525	2,280
	New York Metropolitan Transportation
	Authority Revenue (Transit Revenue)	5.871%	11/15/39	100	123
	New York State Urban Development Corp.
	(Personal Income Tax)	3.900%	3/15/33	300	312
	New York State Dormitory Authority
	Revenue (Personal Income Tax)	5.628%	3/15/39	95	115
	New York State Urban Development Corp.
	Revenue (Personal Income Tax)	5.770%	3/15/39	450	536
	New York University Hospitals Center
	Revenue	5.750%	7/1/43	375	474
	North Texas Tollway Authority System
	Revenue	6.718%	1/1/49	700	1,042
	Ohio State University General Receipts
	Revenue	4.910%	6/1/40	175	211
	Ohio State University General Receipts
	Revenue	3.798%	12/1/46	100	103
	Ohio State University General Receipts
	Revenue	4.800%	6/1/11	615	711
	Ohio Water Development Authority Water
	Pollution Control Loan Fund Revenue	4.879%	12/1/34	100	114
	Oregon Department of Transportation
	Highway User Tax Revenue	5.834%	11/15/34	225	290
	Oregon GO	5.762%	6/1/23	400	430
	Oregon GO	5.892%	6/1/27	375	445
12	Oregon School Boards Association GO	5.528%	6/30/28	125	144
	Pennsylvania Public School Building
	Authority Lease Revenue (School District
	of Philadelphia)	5.000%	9/15/27	250	276
	Pennsylvania Turnpike Commission
	Revenue	5.511%	12/1/45	375	475
	Port Authority of New York & New Jersey
	Revenue	6.040%	12/1/29	125	155
	Port Authority of New York & New Jersey
	Revenue	5.647%	11/1/40	800	1,035
	Port Authority of New York & New Jersey
	Revenue	4.960%	8/1/46	975	1,189
	Port Authority of New York & New Jersey
	Revenue	5.310%	8/1/46	375	411
	Port Authority of New York & New Jersey
	Revenue	4.031%	9/1/48	175	189
	Port Authority of New York & New Jersey
	Revenue	4.926%	10/1/51	535	646
	Port Authority of New York & New Jersey
	Revenue	4.458%	10/1/62	1,780	1,994
	Port Authority of New York & New Jersey
	Revenue	4.810%	10/15/65	550	647
	President & Fellows of Harvard College
	Massachusetts GO	4.875%	10/15/40	275	333
	President & Fellows of Harvard College
	Massachusetts GO	3.150%	7/15/46	400	379
	Princeton University New Jersey GO	5.700%	3/1/39	800	1,050
	Regents of the University of California
	Revenue	3.063%	7/1/25	400	407
	Regional Transportation District of
	Colorado Sales Tax Revenue	5.844%	11/1/50	150	204

Rutgers State University New Jersey
Revenue	5.665%	5/1/40	325	403
Sales Tax Securitization Corp. Illinois
Revenue	3.587%	1/1/43	350	322
Sales Tax Securitization Corp. Illinois
Revenue	3.820%	1/1/48	250	233
Sales Tax Securitization Corp. Illinois
Revenue	4.787%	1/1/48	400	431
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	4.839%	1/1/41	370	445
San Antonio TX Electric & Gas Systems
Revenue	5.985%	2/1/39	225	300
San Antonio TX Electric & Gas Systems
Revenue	5.808%	2/1/41	500	662
San Antonio TX Electric & Gas Systems
Revenue	4.427%	2/1/42	450	506
San Diego County CA Water Authority
Revenue	6.138%	5/1/49	1,000	1,380
San Francisco CA City & County Public
Utilities Commission Water Revenue	6.950%	11/1/50	500	731
San Jose CA Redevelopment Agency
Successor Agency Tax Allocation	3.375%	8/1/34	375	375
Santa Clara Valley CA Transportation
Authority Sales Tax Revenue	5.876%	4/1/32	645	773
South Carolina Public Service Authority
Revenue	2.388%	12/1/23	250	242
South Carolina Public Service Authority
Revenue	6.454%	1/1/50	475	661
Texas GO	5.517%	4/1/39	660	841
Texas Transportation Commission
Revenue	5.178%	4/1/30	275	323
Texas Transportation Commission
Revenue	4.681%	4/1/40	100	116
University of California Regents Medical
Center Revenue	6.548%	5/15/48	1,550	2,154
University of California Regents Medical
Center Revenue	6.583%	5/15/49	125	173
University of California Revenue	4.601%	5/15/31	500	558
University of California Revenue	6.270%	5/15/31	500	502
University of California Revenue	5.770%	5/15/43	410	522
University of California Revenue	5.946%	5/15/45	275	358
University of California Revenue	4.858%	5/15/12	330	371
University of California Revenue	4.767%	5/15/15	50	55
University of Southern California GO	5.250%	10/1/11	275	350
University of Texas Permanent University
Fund Revenue	3.376%	7/1/47	400	391
University of Texas Revenue	3.354%	8/15/47	200	190
University of Texas System Revenue
Financing System Revenue	6.276%	8/15/41	75	76
University of Texas System Revenue
Financing System Revenue	4.794%	8/15/46	100	117
University of Virginia Revenue	4.179%	9/1/17	250	259
Utah GO	4.554%	7/1/24	125	132
Utah GO	3.539%	7/1/25	340	352
Washington GO	5.140%	8/1/40	480	583
Wisconsin Annual Appropriation Revenue	3.954%	5/1/36	1,000	1,025

Wisconsin General Fund Annual
Appropriation Revenue	3.154%	5/1/27	300	302
12 Wisconsin GO	5.700%	5/1/26	300	337
Total Taxable Municipal Bonds (Cost $100,211)				110,209
Temporary Cash Investments (1.3%)1
U.S. Government and Agency Obligations (0.0%)
†† United States Treasury Bill	2.450%	9/5/19	12,000	11,876
			Shares
Money Market Fund (1.3%)
13,14 Vanguard Market Liquidity Fund	2.554%		5,152,990	515,402
Total Temporary Cash Investments (Cost $527,212)				527,278
Total Investments (100.7%) (Cost $26,624,280)				40,111,499
Other Assets and Liabilities-Net (-0.7%)				(282,614)
Net Assets (100%)				39,828,885

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $79,814,000.
§ Security value determined using significant unobservable inputs.
† The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
Securities with a value of $6,829,000 have been segregated as initial margin for open futures contracts.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 60.2% and 0.9%, respectively, of net assets.
2 Securities with a value of $275,000 have been segregated as collateral for certain open To Be Announced (TBA)
transactions.
3 U.S. government-guaranteed.
4 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
5 Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of March 31, 2019.
6 Adjustable-rate security, rate shown is effective rate at period end. Certain adjustable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
7 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2019, the aggregate value of these securities was $112,104,000, representing 0.3% of net assets.
8 Guaranteed by the Government of Japan.
9 Guaranteed by the Federal Republic of Germany.
10 Guaranteed by the Republic of Austria.
11 Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
12 Scheduled principal and interest payments are guaranteed by AGM (Assured Guaranty Municipal Corporation).
13 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
14 Includes $83,781,000 of collateral received for securities on loan.
CMT—Constant Maturing Treasury Rate.
CVR—Contingent Value Rights.
GO—General Obligation Bond.
LIBOR—London Inter-bank Offered Rate.
REIT—Real Estate Investment Trust.

Balanced Index Fund

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts

				($000)
				Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	June 2019	992	140,755	2,388
E-mini Russell 2000 Index	June 2019	276	21,304	182
E-mini S&P Mid-Cap 400 Index	June 2019	50	9,505	182
				2,752

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its

Balanced Index Fund

clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of
Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

C. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics
(face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-
backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements.

At March 31, 2019, counterparties had deposited in segregated accounts cash with a value of $256,000 in connection with TBA transactions.

D. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The fund has also entered into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to

Balanced Index Fund

be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund's portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities
Purchased.

E. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the
Schedule of Investments.

The following table summarizes the market value of the fund's investments as of March 31, 2019, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	23,800,465	—	243
U.S. Government and Agency Obligations	—	10,380,648	—
Asset-Backed/Commercial Mortgage-Backed Securities	—	416,766	1,426
Corporate Bonds	—	4,187,109	5,719
Sovereign Bonds	—	681,636	—
Taxable Municipal Bonds	—	110,209	—
Temporary Cash Investments	515,402	11,876	—
Futures Contracts—Assets[1]	819	—	—
Total	24,316,686	15,788,244	7,388
1 Represents variation margin on the last day of the reporting period.